    As filed with the Securities and Exchange Commission on April 21, 2006


                                                             File Nos. 333-96775
                                                                      811-08306

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                                             [ ]

                        Post-Effective Amendment No. 9

                                                                             [x]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 79

                                                                             [x]
                        (Check Appropriate Box or Boxes)


              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)


                   First MetLife Investors Insurance Company

                              (Name of Depositor)


200 Park Avenue New York, NY 10166
(Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                   First MetLife Investors Insurance Company
                          c/o 5 Park Plaza, Suite 1900
                                Irvine, CA 92614
                                 (949) 223-5680

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2415
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]    on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2006
                       TO PROSPECTUSES DATED MAY 1, 2006

This supplements the prospectuses, dated May 1, 2006, for the Class A and Class B contracts issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company (the "Companies").

1.  SUBSTITUTION

After the close of business on April 28, 2006, the Companies substituted Legg Mason Value Equity Portfolio (Class B) of Met Investors Series Trust for the MFS(R) Investors Trust Portfolio of the Metropolitan Series Fund, Inc. The Legg Mason Value Equity Portfolio has been added to the contract solely to receive account values transferred from MFS(R) Investors Trust Portfolio pursuant to the substitution. The Legg Mason Value Equity Portfolio is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs). The information provided is for the year ended December 31, 2005.

LEGG MASON VALUE EQUITY PORTFOLIO (CLASS B) OF MET INVESTORS SERIES TRUST

a. Subadviser: Legg Mason Capital Management, Inc.

b. Investment Objective: The Legg Mason Value Equity Portfolio seeks long-term capital appreciation.

c. Investment Portfolio Expenses (as a percentage of average daily net assets)*

Management Fee:                          0.70%
12b-1/Service Fee:                       0.25%
Other Expenses:                          3.59%
Total Annual Portfolio Expenses:         4.54%
Contractual Expense Subsidy or Deferral: 3.49%
Net Total Annual Portfolio Expenses:     1.05%

* Total Annual Portfolio Expenses for the Legg Mason Value Equity Portfolio are annualized based on the months the portfolio was in operation in 2005. The Legg Mason Value Equity Portfolio commenced operations on November 1, 2005.

2.  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

The following change applies to all Class A and B prospectuses except the prospectus for the Class B contracts issued by MetLife Investors Insurance Company of California:

In "Appendix A -- Condensed Financial Information" (page A-1), change "December 31, 2004" in the first paragraph to "December 31, 2005."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

  5 Park Plaza, Suite 1900                                     (800) 709-2811
  Irvine, CA 92614

                                                                   SUPP-SUBAB06

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                      ISSUED BY


                                      FIRST METLIFE INVESTORS INSURANCE COMPANY


                                                                            AND

                                               FIRST METLIFE INVESTORS VARIABLE
                                                            ANNUITY ACCOUNT ONE

                                                                        CLASS A


                                                                    MAY 1, 2006



       This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First MetLife
 Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.



 The annuity contract has 27 investment choices -- a fixed account which offers an interest rate guaranteed by us, and 26 investment portfolios listed below.
     You can put your money in the fixed account and/or any of these investment portfolios. Effective for contracts issued on and after May 1, 2003, the fixed account is not available as an investment choice during the accumulation phase of the contract, except in connection with an enhanced dollar cost averaging program.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):


   Templeton Growth Securities Fund



MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED):


   Lord Abbett America's Value Portfolio


   Lord Abbett Bond Debenture Portfolio


   Lord Abbett Growth and Income Portfolio


   Lord Abbett Growth Opportunities Portfolio


   Lord Abbett Mid-Cap Value Portfolio


   MFS(R) Research International Portfolio


   Oppenheimer Capital Appreciation Portfolio


   PIMCO Total Return Portfolio


   Pioneer Fund Portfolio (Class A)


   Pioneer Mid-Cap Value Portfolio (Class A)


   Pioneer Strategic Income Portfolio (Class A)


   Met/Putnam Capital Opportunities Portfolio

   Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):

   BlackRock Bond Income Portfolio


   BlackRock Money Market Portfolio


   Capital Guardian U.S. Equity Portfolio


   Davis Venture Value Portfolio (Class E)

   MFS(R) Total Return Portfolio
   Oppenheimer Global Equity Portfolio

PUTNAM VARIABLE TRUST (CLASS IB):
   Putnam VT Equity Income Fund




MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B):


   MetLife Defensive Strategy Portfolio


   MetLife Moderate Strategy Portfolio


   MetLife Balanced Strategy Portfolio


   MetLife Growth Strategy Portfolio


   MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 36 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:
..   are not bank deposits
..   are not FDIC insured
..   are not insured by any federal government agency
..   are not guaranteed by any bank or credit union
..   may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2006

                             TABLE OF CONTENTS PAGE


              INDEX OF SPECIAL TERMS..........................  4

              HIGHLIGHTS......................................  5

              FEE TABLES AND EXAMPLES.........................  6

              1. THE ANNUITY CONTRACT......................... 10
                 Market Timing................................ 10

              2. PURCHASE..................................... 11
                 Purchase Payments............................ 11
                 Termination for Low Account Value............ 11
                 Allocation of Purchase Payments.............. 11
                 Free Look.................................... 12
                 Accumulation Units........................... 12
                 Account Value................................ 12
                 Replacement of Contracts..................... 12

              3. INVESTMENT OPTIONS........................... 12
                 Transfers.................................... 14
                 Dollar Cost Averaging Programs............... 17
                 Three Month Market Entry Program............. 18
                 Automatic Rebalancing Program................ 18
                 Description of the MetLife Asset Allocation
                  Program..................................... 19
                 Voting Rights................................ 19
                 Substitution of Investment Options........... 19

              4. EXPENSES..................................... 20
                 Product Charges.............................. 20
                 Account Fee.................................. 20
                 Sales Charge................................. 20
                 How to Reduce the Sales Charge............... 21
                 Premium and Other Taxes...................... 21
                 Transfer Fee................................. 21
                 Income Taxes................................. 22
                 Investment Portfolio Expenses................ 22

              5. ANNUITY PAYMENTS
                 (THE INCOME PHASE)........................... 22
                 Annuity Date................................. 22
                 Annuity Payments............................. 22
                 Annuity Options.............................. 23

                                      PAGE


            6. ACCESS TO YOUR MONEY............................  24
               Systematic Withdrawal Program...................  24
               Suspension of Payments or Transfers.............  24

            7. PERFORMANCE.....................................  25

            8. DEATH BENEFIT...................................  25
               Upon Your Death.................................  25
               Standard Death Benefit -- Principal Protection..  26
               Optional Death Benefit -- Annual Step-Up........  26
               General Death Benefit Provisions................  26
               Spousal Continuation............................  27
               Death of the Annuitant..........................  27
               Controlled Payout...............................  27

            9. FEDERAL INCOME TAX STATUS.......................  27
               Taxation of Non-Qualified Contracts.............  28
               Taxation of Qualified Contracts.................  29
               Foreign Tax Credits.............................  32
               Possible Tax Law Changes........................  32

            10. OTHER INFORMATION..............................  32
               First MetLife Investors.........................  32
               The Separate Account............................  33
               Distributor.....................................  33
               Selling Firms...................................  33
               Requests and Elections..........................  34
               Ownership.......................................  35
               Legal Proceedings...............................  35
               Financial Statements............................  36

            TABLE OF CONTENTS OF THE STATEMENT OF
            ADDITIONAL INFORMATION.............................  36

            APPENDIX A......................................... A-1
               Condensed Financial Information................. A-1

            APPENDIX B......................................... B-1
               Participating Investment Portfolios............. B-1

            APPENDIX C......................................... C-1
               EDCA Examples with Multiple Purchase
                Payments....................................... C-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                             PAGE
             Account Value.................................... 12
             Accumulation Phase............................... 10
             Accumulation Unit................................ 12
             Annuitant........................................ 35
             Annuity Date..................................... 22
             Annuity Options.................................. 23
             Annuity Payments................................. 22
             Annuity Units.................................... 22
             Beneficiary...................................... 35
             Business Day..................................... 11
             Fixed Account.................................... 10
             Income Phase..................................... 10
             Investment Portfolios............................ 12
             Joint Owners..................................... 35
             Owner............................................ 35
             Purchase Payment (including Net Purchase Payment) 11
             Separate Account................................. 33

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and (excludes the accumulation phase for contracts issued on and after May 1, 2003) the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose fixed and variable income options.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same.

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")
FREE LOOK. You may cancel the contract within 10 days after receiving it. You will receive whatever your contract is worth on the day that we receive your cancellation request plus the sales charge. The amount you receive may be more or less than your purchase payment, depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We refund the sales charge but do not refund any other charges or deductions assessed during the free look period.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                (800) 709-2811


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

              SALES CHARGE (Note 1)        5.75%
              (as a percentage of purchase
              payments)
              TRANSFER FEE (Note 2)        $0 (First 12 per year)
                                           $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. Sales Charges decline based on your investment. (See "Expenses -- Sales Charge.")

                                            Sales Charge
                                            as percentage
                   Your Investment       of purchase payment
                   ---------------       -------------------
                   Less than $50,000            5.75%
                   $50,000 - 99,999.99          4.50%
                   $100,000 - 249,999.99        3.50%
                   $250,000 - 499,999.99        2.50%
                   $500,000 - 999,999.99        2.00%
                   $1,000,000 or greater        1.00%


Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

                         PERIODIC FEES AND EXPENSES TABLE*
                         ACCOUNT FEE (Note 1)       $30



SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)

               Mortality and Expense Charge                 0.50%
               Administration Charge                        0.25%
                                                            -----
               Total Separate Account Annual Expenses       0.75%

               Death Benefit Rider Charge (Optional)
               (as a percentage of average account value in
               the Separate Account)
               Optional Death Benefit -- Annual Step-Up     0.20%

--------------------------------------------------------------------------------
Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.



*Certain periodic fees and expenses for contracts issued before May 1, 2004, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses").

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------


                Total Annual Investment          Minimum Maximum
                Portfolio Operating Expenses       0.67%   3.59%
                (expenses that are deducted from
                investment portfolio assets,
                including management fees,
                12b-1/service fees, and other
                expenses)

--------------------------------------------------------------------------------
FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


                                                                                                        NET
                                                                                 TOTAL   CONTRACTUAL   TOTAL
                                                           12B-1/               ANNUAL     EXPENSE    ANNUAL
                                                MANAGEMENT SERVICE    OTHER    PORTFOLIO   SUBSIDY   PORTFOLIO
                                                   FEES     FEES   EXPENSES(1) EXPENSES  OR DEFERRAL  EXPENSE
--------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP TRUST
 Templeton Growth Securities Fund                 0.75%     0.25%     0.07%      1.07%      0.00%      1.07%
MET INVESTORS SERIES TRUST
 Lord Abbett America's Value Portfolio            0.65%     0.25%     0.28%      1.18%      0.08%      1.10%
 Lord Abbett Bond Debenture Portfolio             0.51%     0.25%     0.05%      0.81%      0.00%      0.81%
 Lord Abbett Growth and Income Portfolio(7)       0.50%     0.25%     0.04%      0.79%      0.00%      0.79%
 Lord Abbett Growth Opportunities Portfolio(2)    0.70%     0.25%     0.29%      1.24%      0.05%      1.19%
 Lord Abbett Mid-Cap Value Portfolio              0.68%     0.25%     0.08%      1.01%      0.00%      1.01%
 MFS(R) Research International Portfolio(1)       0.74%     0.25%     0.23%      1.22%      0.00%      1.22%
 Oppenheimer Capital Appreciation Portfolio(1)    0.59%     0.25%     0.10%      0.94%      0.00%      0.94%
 PIMCO Total Return Portfolio(1)                  0.50%     0.25%     0.07%      0.82%      0.00%      0.82%
 Pioneer Fund Portfolio(3)                        0.75%     0.00%     0.28%      1.03%      0.03%      1.00%
 Pioneer Mid-Cap Value Portfolio(3)               0.75%     0.00%     2.84%      3.59%      2.59%      1.00%
 Pioneer Strategic Income Portfolio(3)            0.73%     0.00%     0.09%      0.82%      0.00%      0.82%
 Met/Putnam Capital Opportunities Portfolio       0.85%     0.25%     0.37%      1.47%      0.00%      1.47%
 Van Kampen Comstock Portfolio(4)                 0.63%     0.25%     0.05%      0.93%      0.00%      0.93%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio                  0.40%     0.25%     0.07%      0.72%      0.00%      0.72%
 BlackRock Money Market Portfolio                 0.35%     0.25%     0.07%      0.67%      0.01%      0.66%
 Capital Guardian U.S. Equity Portfolio           0.67%     0.25%     0.06%      0.98%      0.00%      0.98%
 Davis Venture Value Portfolio                    0.72%     0.15%     0.04%      0.91%      0.00%      0.91%
 MFS(R) Total Return Portfolio(5)                 0.57%     0.25%     0.16%      0.98%      0.00%      0.98%
 Oppenheimer Global Equity Portfolio              0.60%     0.25%     0.33%      1.18%      0.00%      1.18%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund                     0.65%     0.25%     0.17%      1.07%      0.00%      1.07%



--------------------------------------------------------------------------------

                                                                                                         NET TOTAL
                                                                                                          ANNUAL
                                                                                                         PORTFOLIO
                                                                                                         EXPENSES
                                                                                                NET      INCLUDING
                                                                         TOTAL   CONTRACTUAL   TOTAL     ESTIMATED
                                                      12B-1/            ANNUAL     EXPENSE    ANNUAL    EXPENSES OF
                                           MANAGEMENT SERVICE  OTHER   PORTFOLIO   SUBSIDY   PORTFOLIO  UNDERLYING
                                              FEES     FEES   EXPENSES EXPENSES  OR DEFERRAL  EXPENSE  PORTFOLIOS(6)
--------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
 METLIFE ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(6)     0.10%     0.25%   0.05%     0.40%      0.05%      0.35%       0.99%
 MetLife Moderate Strategy Portfolio(6)      0.09%     0.25%   0.01%     0.35%      0.00%      0.35%       1.01%
 MetLife Balanced Strategy Portfolio(6)      0.06%     0.25%   0.01%     0.32%      0.00%      0.32%       1.02%
 MetLife Growth Strategy Portfolio(6)        0.07%     0.25%   0.01%     0.33%      0.00%      0.33%       1.07%
 MetLife Aggressive Strategy Portfolio(6)    0.10%     0.25%   0.02%     0.37%      0.02%      0.35%       1.12%

--------------------------------------------------------------------------------

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2006, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2007 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2005.



(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.05% for the MFS(R) Research International Portfolio; 0.05% for the Oppenheimer Capital Appreciation Portfolio; and 0.01% for the PIMCO Total Return Portfolio.



(2) Due to certain brokerage commission recaptures not shown in the table, actual Net Total Annual Operating Expenses for the Lord Abbett Growth Opportunities Portfolio were 1.15% for year ended December 31, 2005.



(3) Portfolio expenses for this investment portfolio are estimated for the year ending December 31, 2006.



(4) Total Annual Portfolio Expenses for the Van Kampen Comstock Portfolio are annualized based on the months the portfolio was in operation in 2005. The Van Kampen Comstock Portfolio commenced operations on May 1, 2005.



(5) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.



(6) Management fees have been restated to reflect a new fee schedule that became effective on May 1, 2005. Because the MetLife Asset Allocation Program portfolios (the "Portfolios") invest in other underlying portfolios, each Portfolio also will bear its pro rata portion of the operating expenses of the underlying investment portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 were: 0.64% for the MetLife Defensive Strategy Portfolio; 0.66% for the MetLife Moderate Strategy Portfolio; 0.70% for the MetLife Balanced Strategy Portfolio; 0.74% for the MetLife Growth Strategy Portfolio; and 0.77% for the MetLife Aggressive Strategy Portfolio. The total annual operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying investment portfolios (before any applicable expense limitations) as of December 31, 2005 were: 1.04% for the MetLife Defensive Strategy Portfolio; 1.01% for the MetLife Moderate Strategy Portfolio; 1.02% for the MetLife Balanced Strategy Portfolio; 1.08% for the MetLife Growth Strategy Portfolio; and 1.15% for the MetLife Aggressive Strategy Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying investment portfolios instead of in the Portfolios. A contract owner who chooses to invest directly in the underlying investment portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)



(7) The management fee has been restated to reflect a new fee schedule that became effective on January 1, 2006.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit, regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.



                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

        (a)$1,006                   (a)$1,872                   (a)$2,744                   (a)$4,947

        (b)$  733                   (b)$1,064                   (b)$1,417                   (b)$2,407



CHART 2. Chart 2 assumes you do not select the optional death benefit rider, regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.



                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

         (a)$988                    (a)$1,819                   (a)$2,660                   (a)$4,798

         (b)$714                    (b)$1,006                   (b)$1,319                   (b)$2,202



The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1.  THE ANNUITY CONTRACT


This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.

Except as described below, the contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE DURING THE ACCUMULATION PHASE OF THE CONTRACT, EXCEPT IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM, AND NO TRANSFER WILL BE PERMITTED INTO THE FIXED ACCOUNT UNTIL THE INCOME PHASE OF THE CONTRACT. ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT DURING THE ACCUMULATION PHASE (EXCEPT FOR THE ENHANCED DOLLAR COST AVERAGING PROGRAM) SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options -- Transfers -- Market Timing."

2.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. A NET PURCHASE PAYMENT is a purchase payment less the sales charge. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

..   The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

..   If you are purchasing the contract as part of an IRA (Individual Retirement
    Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

..   If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

..   You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

..   We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.

TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for three consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such three year period is less than $2,000.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your net purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

..   the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

..   your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

..   a transfer was made out of the fixed account within the previous 180 days.

If you make additional net purchase payments, we will allocate them in the same way as your first net purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first net purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, you will receive back whatever your contract is worth on the day we receive your request plus the sales charge.
This may be more or less than your purchase payment depending upon the performance of the portfolios you allocated your net purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. Except for the sales charge we do not refund any charges or deductions assessed during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and



2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

  On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new sales charge for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


3. INVESTMENT OPTIONS


The contract offers 26 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.




Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of the compensation is not deducted from portfolio assets and does not decrease the portfolio's investment return. The amount of the compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios to the advisers and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)



Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each investment portfolio's prospectus. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and "Distributor.") The payments are deducted from the assets of the investment portfolios and paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.


We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by broker dealers through which the contract is sold ("selling firms"). We review the investment portfolios periodically and may remove an investment portfolio or limit it availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)



Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolio is available under the contract:



   Templeton Growth Securities Fund



MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)



Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class A, as noted, portfolios are available under the contract:


   Lord Abbett America's Value Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

   Pioneer Fund Portfolio (Class A)


   Pioneer Mid-Cap Value Portfolio (Class A)


   Pioneer Strategic Income Portfolio (Class A)

   Met/Putnam Capital Opportunities Portfolio
   Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:


   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio (Class E)
   MFS(R) Total Return Portfolio
   Oppenheimer Global Equity Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

   Putnam VT Equity Income Fund




MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:



   MetLife Defensive Strategy Portfolio


   MetLife Moderate Strategy Portfolio


   MetLife Balanced Strategy Portfolio


   MetLife Growth Strategy Portfolio


   MetLife Aggressive Strategy Portfolio


TRANSFERS

GENERAL. You can transfer a portion of your account value among the fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options -- Transfers --Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

..   Your request for transfer must clearly state which investment portfolio(s)
    or the fixed account are involved in the transfer.

..   Your request for transfer must clearly state how much the transfer is for.

..   The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

..   The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of:
    (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

..   You may not make a transfer to more than 18 investment portfolios
    (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

..   The credited interest rate is equal to the guaranteed minimum rate;

..   Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

..   A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information -- Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following:
Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Templeton Growth Securities Fund and the Lord Abbett Bond Debenture, MFS(R) Research International, Pioneer Strategic Income, Met/Putnam Capital Opportunities, and Oppenheimer Global Equity Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to: (1) enter into a written agreement with each investment portfolio or its principal underwriter that will obligate us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.



In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1. STANDARD DOLLAR COST AVERAGING (DCA)
   This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a net purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase -- Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.

2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
   The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase --Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

..   The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

..   Each allocation (bucket) resulting from a subsequent net purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

..   Allocations (buckets) resulting from each net purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your net purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for net purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:

  Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Lord Abbett Growth Opportunities Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Lord Abbet Growth Opportunities Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM



The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.



METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS


   MetLife Defensive Strategy Portfolio


   MetLife Moderate Strategy Portfolio


   MetLife Balanced Strategy Portfolio


   MetLife Growth Strategy Portfolio


   MetLife Aggressive Strategy Portfolio



Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. (See the fund prospectus for a description of each portfolio's target allocation.)



Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 0.50% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGE. If you select the optional Annual Step-Up Death Benefit rider, we assess a daily charge during the accumulation phase equal, on an annual basis, to 0.20% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

SALES CHARGE

We deduct a sales charge from a purchase payment before it is allocated to an investment portfolio and/or the fixed account. The amount of the sales charge depends on your investment on the day we receive your payment. Your investment means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) any existing account value in this contract; and (3) the account value of any related accounts. Related accounts for this purpose means all annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts.



To ensure that you are charged the lowest sales charge you are eligible for, be sure to ask your account representative whether any of your investment accounts currently qualify as related accounts and provide the representative with all information necessary to make that determination. Additional purchase payments sent directly to First MetLife Investors will be included in the calculation used to determine the sales charge breakpoint, however, since related accounts are documented at your account representative's firm, related accounts may not be included in the calculation. To avoid this, send additional purchase payments for this contract through your registered representative. The sales charge is:


                                            Sales Charge
                                            as percentage
                   Your Investment       of purchase payment
                   ---------------       -------------------
                   Less than $50,000            5.75%
                   $50,000 - 99,999.99          4.50%
                   $100,000 - 249,999.99        3.50%
                   $250,000 - 499,999.99        2.50%
                   $500,000 - 999,999.99        2.00%
                   $1,000,000 or greater        1.00%

HOW TO REDUCE THE SALES CHARGE

You may be able to lower the sales charge you pay by indicating in writing to us the total amount of purchase payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the purchase payments you chose as your goal. We will deduct the sales charge based on the total of the purchase payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your purchase payment goal. If you do not make the amount of purchase payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended purchase payments and the sales charge determined with the actual purchase payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the investment portfolios and the fixed account in the ratio that they bear to the value of your contract. We reserve the right to modify, suspend or terminate this feature at any time.


In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with First MetLife Investors. First MetLife Investors may not deduct a sales charge under a contract issued to an officer, director or employee of First MetLife Investors or any of its affiliates.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

..   fixed annuity payments, or

..   variable annuity payments, or

..   a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) just before the start of the income phase,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

6.  ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:

(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


..   less any premium or other tax; and



..   less any account fee.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

How to withdraw all or part of your account value:

..   You must submit a request to our Annuity Service Center. (See "Other
    Information -- Requests and Elections.")

..   You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

..   We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.



SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

..   the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..   trading on the New York Stock Exchange is restricted;

..   an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

..   during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.  PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charge) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee or sales charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures that reflect the deduction of the Separate Account product charges (including death benefit rider charge), account fee, sales charges, and the investment portfolio expenses. First MetLife Investors will show performance that reflects both the maximum sales charge (5.75% of the purchase payment) and the minimum sales charge (1.00% of the purchase payment).


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8.  DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)the account value; or

(2)total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)the account value; or

(2)total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)the highest anniversary value, as defined below.

On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

..   Subsection (2)is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and

..   for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).



A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.



We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60-day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy required minimum distribution rules for tax qualified contracts other than IRAs.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a corporation or a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status"). Upon your death, the beneficiary cannot revoke or modify your election.



9.  FEDERAL INCOME TAX STATUS


The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that charges for certain benefits under a variable contract, such as any of the guaranteed death benefits, may be considered as deemed distributions subject to immediate taxation. We currently intend to treat these charges as an intrinsic part of the annuity contract and we do not tax report these charges as taxable income. However, it is possible that this may change in the future if we determine that such reporting is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..   made on or after the taxpayer reaches age 59 1/2;

..   made on or after the death of an owner;

..   attributable to the taxpayer's becoming disabled;

..   made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

..   under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "Death Benefit -- General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.



OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code

(Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2006, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract (and appropriate IRA tax endorsements) have not yet been submitted to the IRS for review and approval as to form. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the contract. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

..   The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

..   The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

..   The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


10. OTHER INFORMATION


FIRST METLIFE INVESTORS

First MetLife Investors was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.




We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.




Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 7% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 0.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees.



Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional


Information -- "Distribution" for a list of selling firms that received compensation during 2005, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

..   Through your registered representative


..   By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM
    Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


..   In writing to our Annuity Service Center

..   By fax at (515) 457-4400 or

..   By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

..   change the beneficiary.

..   change the annuitant before the annuity date (subject to our underwriting and administrative rules).

..   assign the contract (subject to limitation).

..   change the payment option.

..   exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian


   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Condensed Financial Information
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following chart lists the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase -- Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1


0.75% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                  NUMBER OF
                                                    ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                    UNIT VALUE AT UNIT VALUE AT     UNITS
                                                    BEGINNING OF     END OF     OUTSTANDING AT
                                                       PERIOD        PERIOD     END OF PERIOD
----------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004  to  11/19/2004                         15.324801     15.882746         0.0000
----------------------------------------------------------------------------------------------
J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004  to  11/19/2004                         15.626532     16.843427         0.0000
----------------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         12.400969     14.074683     1,546.0630
   01/01/2005  to  12/31/2005                         14.074683     14.521417     2,312.3339
----------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         16.805659     17.982788       569.8497
   01/01/2005  to  12/31/2005                         17.982788     18.115331       774.6684
----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         46.025646     51.209751     1,057.0138
   01/01/2005  to  12/31/2005                         51.209751     52.552136     1,322.0382
----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                          8.970562     10.004177     1,111.0064
   01/01/2005  to  12/31/2005                         10.004177     10.384527     1,731.5753
----------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         21.077433     24.662779       458.4336
   01/01/2005  to  12/31/2005                         24.662779     26.448796     1,829.2811
----------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                          9.952696     11.476939         0.0000
   01/01/2005  to  12/31/2005                         11.476939     13.262117         0.0000
----------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         10.200992     10.203516         0.0000
   01/01/2005 to 04/30/2005                           10.203516     10.238536         0.0000
----------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

0.75% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                         8.168753      8.908036     1,558.8501
---------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                        11.912566     12.400896         0.0000
   01/01/2005  to  12/31/2005                        12.400896     12.585142       770.2604
---------------------------------------------------------------------------------------------
MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                        13.347029     15.544249       386.4354
   01/01/2005  to  12/31/2005                        15.544249     16.938261       400.5892
---------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                         9.999384     10.521679       723.8969
---------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                        51.809276     52.255738       114.7445
---------------------------------------------------------------------------------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                        10.239069     10.391647         0.0000
---------------------------------------------------------------------------------------------
CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                        10.750516     11.586807         0.0000
   01/01/2005  to  12/31/2005                        11.586807     12.133369       628.3269
---------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004  to  12/31/2004                        30.656247     33.147513         0.0000
   01/01/2005  to  12/31/2005                        33.147513     36.235212       286.4378
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                         4.203893      5.071509         0.0000
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004  to  12/31/2004                         4.337440      4.547654     1,312.1492
   01/01/2005  to  04/30/2005                         4.547654      4.191750         0.0000
---------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                        41.065559     44.845307         0.0000
   01/01/2005  to  12/31/2005                        44.845307     45.780077       377.8365
---------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                        15.148999     17.818958       218.4317
---------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

0.75% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                        12.102493     13.403715      447.8217
   01/01/2005  to  12/31/2005                        13.403715     14.036301      535.7947
---------------------------------------------------------------------------------------------

PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004  to  12/31/2004                        49.631033     54.106461      110.5540
   01/01/2005  to  12/31/2005                        54.106461     56.511006      111.9425
---------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2


0.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                  NUMBER OF
                                                    ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                    UNIT VALUE AT UNIT VALUE AT     UNITS
                                                    BEGINNING OF     END OF     OUTSTANDING AT
                                                       PERIOD        PERIOD     END OF PERIOD
----------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004  to  11/19/2004                         15.081245     15.613289         0.0000
----------------------------------------------------------------------------------------------
J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004  to  11/19/2004                         15.378163     16.557652         0.0000
----------------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         12.376014     14.027753         0.0000
   01/01/2005  to  12/31/2005                         14.027753     14.444164     4,797.1213
----------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         16.538502     17.673472         0.0000
   01/01/2005  to  12/31/2005                         17.673472     17.768260     2,727.5100
----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         44.719253     49.690285         0.0000
   01/01/2005  to  12/31/2005                         49.690285     50.891240       680.8333
----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                          8.912926      9.926723         0.0000
   01/01/2005  to  12/31/2005                          9.926723     10.283600         0.0000
----------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         20.796664     24.302013         0.0000
   01/01/2005  to  12/31/2005                         24.302013     26.009990       729.7026
----------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                          9.888731     11.388069         0.0000
   01/01/2005  to  12/31/2005                         11.388069     13.133216         0.0000
----------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         10.135465     10.124536         0.0000
   01/01/2005  to  04/30/2005                         10.124536     10.152663         0.0000
----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                          8.100102      8.821475         0.0000
----------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                         11.836057     12.304923         0.0000
   01/01/2005  to  12/31/2005                         12.304923     12.462858     2,391.1584
----------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

0.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                        13.134836     15.276856         0.0000
   01/01/2005  to  12/31/2005                        15.276856     16.613740         0.0000
---------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                         9.999219     10.507572       558.1658
---------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                        49.609498     49.970703         0.0000
---------------------------------------------------------------------------------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                        10.153025     10.290668         0.0000
---------------------------------------------------------------------------------------------
CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                        10.707428     11.525072         0.0000
   01/01/2005  to  12/31/2005                        11.525072     12.044679       973.5289
---------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004  to  12/31/2004                        30.078700     32.479934         0.0000
   01/01/2005  to  12/31/2005                        32.479934     35.434737       549.8714
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                         4.161962      5.014280         0.0000
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004  to  12/31/2004                         4.302754      4.505307         0.0000
   01/01/2005  to  04/30/2005                         4.505307      4.150008         0.0000
---------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                        39.691331     43.287160         0.0000
   01/01/2005  to  12/31/2005                        43.287160     44.101407     1,067.6403
---------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                        14.903523     17.507015         0.0000
---------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                        12.078074     13.358946         0.0000
   01/01/2005  to  12/31/2005                        13.358946     13.961553     1,228.6784
---------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004  to  12/31/2004                        48.043279     52.306131         0.0000
   01/01/2005  to  12/31/2005                        52.306131     54.521838         0.0000
---------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003); Jennison Growth Portfolio (closed effective May 1, 2005); and Legg Mason Value Equity Portfolio (closed effective May 1, 2006); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1,
2003); (c) Metropolitan Series Fund, Inc.: FI International Stock Portfolio (formerly Putnam International Stock Portfolio) (closed effective December 19,
2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); and (d) Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006).


Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and (b) AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the following investment portfolios were merged: J.P. Morgan Select Equity Portfolio of the Met Investors Series Trust merged into the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc.; and J.P. Morgan Quality Bond Portfolio of Met Investors Series Trust merged into the PIMCO Total Return Portfolio of Met Investors Series Trust.


Effective as of May 1, 2005, the following portfolios were merged: Met/Putnam Voyager Portfolio merged into the Jennison Growth Portfolio; and Money Market Portfolio merged into BlackRock Money Market Portfolio.



Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: MFS(R) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series
Trust: Legg Mason Value Equity Portfolio (Class B).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)



Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. Templeton Global Advisers Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolio is available under the contract:



TEMPLETON GROWTH SECURITIES FUND



INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth.



MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)



Met Investors Series Trust is managed by Met Investors Advisory, LLC, (Met Investors Advisory), which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or Class A, as noted, portfolios are available under the contract:


LORD ABBETT AMERICA'S VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)



SUBADVISER: Pioneer Investment Management, Inc.



INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.



PIONEER MID-CAP VALUE PORTFOLIO (CLASS A)



SUBADVISER: Pioneer Investment Management, Inc.



INVESTMENT OBJECTIVE: The Pioneer Mid-Cap Value Portfolio seeks capital appreciation.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)



SUBADVISER: Pioneer Investment Management, Inc.



INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

SUBADVISER: Putnam Investment Management, LLC

INVESTMENT OBJECTIVE: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small and mid-sized companies.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SUBADVISER: Capital Guardian Trust Company

INVESTMENT OBJECTIVE: The Capital Guardian U.S. Equity Portfolio seeks long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.




MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:



METLIFE DEFENSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.



METLIFE MODERATE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



METLIFE GROWTH STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.



METLIFE AGGRESSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA


The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 net purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)/(1/12)/ - EDCA Transfer Amount

At the beginning of the 4th month, a second net purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second net purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                      ------Account Values------
  Beg of Amount Allocated    Actual         EDCA      1st Payment   2nd Payment
  Month      to EDCA      EDCA Transfer Account Value   Bucket        Bucket
  -----      -------      ------------- -------------   ------        ------
    1         12000           2000          10000        10000
    2                         2000           8095         8095
    3                         2000           6172         6172
    4          6000           3000           9230         3230         6000
    5                         3000           6309          261         6048
    6                         3000           3359            0         3359
    7                         3000            386            0          386
    8                          389              0            0            0
    9                            0              0            0            0
    10                           0              0            0            0
    11                           0              0            0            0
    12                           0              0            0            0
    13                           0              0            0            0
    14                           0              0            0            0
    15                           0              0            0            0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 net purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)/(1/12)/ - EDCA Transfer Amount

At the beginning of the 6th month, a second net purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second net purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                      ------Account Values------
  Beg of Amount Allocated    Actual         EDCA      1st Payment   2nd Payment
  Month      to EDCA      EDCA Transfer Account Value   Bucket        Bucket
  -----      -------      ------------- -------------   ------        ------
    1         24000           2000          22000        22000
    2                         2000          20209        20209
    3                         2000          18401        18401
    4                         2000          16575        16575
    5                         2000          14732        14732
    6         12000           3000          23872        11872         12000
    7                         3000          21801         8985         12096
    8                         3000          18262         6070         12192
    9                         3000          15417         3128         12289
    10                        3000          12545          157         12387
    11                        3000           9645            0          9645
    12                        3000           6722            0          6722
    13                        3000           3776            0          3776
    14                        3000            806            0           806
    15                         812              0            0             0

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                   FIRST METLIFE INVESTORS INSURANCE COMPANY

                                    CLASS A


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2006, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2006.





SAI-506NYA

           TABLE OF CONTENTS                                 PAGE

           COMPANY..............................................  2

           EXPERTS..............................................  2

           CUSTODIAN............................................  2

           DISTRIBUTION.........................................  3

           CALCULATION OF PERFORMANCE INFORMATION...............  4
              Total Return......................................  4
              Historical Unit Values............................  4
              Reporting Agencies................................  4

           ANNUITY PROVISIONS...................................  5
              Variable Annuity..................................  5
              Fixed Annuity.....................................  6
              Mortality and Expense Guarantee...................  6
              Legal or Regulatory Restrictions on Transactions..  6

           TAX STATUS OF THE CONTRACTS..........................  6

           CONDENSED FINANCIAL INFORMATION......................  8

           FINANCIAL STATEMENTS................................. 13

COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. On December 31, 2002. First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with the Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2005, the capital and surplus of the Company was in excess of these minimum capital and surplus levels MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


First MetLife Investors is presently licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

EXPERTS


The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.



The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.


CUSTODIAN

First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information --Distribution of the Contracts.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                              Aggregate Amount of
                                              Commissions Retained
                          Aggregate Amount of by Distributor After
                          Commissions Paid to Payments to Selling
              Fiscal year     Distributor            Firms
              -----------     -----------            -----
                 2003          $6,366,843              $0
                 2004         $11,902,127              $0
                 2005         $10,662,978              $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2005 ranged from $4,122,607 to $1,000. The amount of commissions paid to selected selling firms during 2005 ranged from $26,272,688 to $0. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2005 ranged from $30,302,543 to $1,000. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

A.G. Edwards & Sons, Inc.
Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger Corp.
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services, Inc.
Vision Investment Services
Wachovia Securities, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges , the expenses for the underlying investment portfolio being advertised and any applicable account fee or GWB rider charge, and sales charges. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P(1 + T)/n /= ERV

Where:

   P = a hypothetical initial payment of $1,000
   T = average annual total return
   n = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a sales charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted.

Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GWB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee.
   The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT -- The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)the net asset value per share of the portfolio at the end of the current business day; plus

   (ii)any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

   (ii)a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

..   You may not make a transfer from the fixed account to the Separate Account;

..   Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

..   You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.



REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically,
Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase -- Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CHART 3


0.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/04/2002  to  12/31/2002                         7.374265      7.226396      13.5607
   01/01/2003  to  12/31/2003                         7.226396      9.473402       0.0000
   01/01/2004  to  12/31/2004                         9.473402     11.133409       0.0000
   01/01/2005  to  12/31/2005                        11.133409     12.162017       0.0000
---------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   11/04/2002  to  12/31/2002                        13.173992     12.771177       7.5907
   01/01/2003  to  04/24/2003                        12.771177     13.289084       0.0000
---------------------------------------------------------------------------------------------
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   11/04/2002  to  12/31/2002                         8.853414      8.732960      11.2951
   01/01/2003  to  04/25/2003                         8.732960     13.289084       0.0000
---------------------------------------------------------------------------------------------
J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   11/04/2002  to  12/31/2002                        14.184316     14.480884       7.0500
   01/01/2003  to  12/31/2003                        14.480884     14.897877       0.0000
   01/01/2004  to  11/19/2004                        14.897877     15.361238       0.0000
---------------------------------------------------------------------------------------------
J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   11/04/2002  to  12/31/2002                        11.851890     11.600408       8.4375
   01/01/2003  to  12/31/2003                        11.600408     15.320972       0.0000
   01/01/2004  to  11/19/2004                        15.320972     16.575638       0.0000
---------------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                        10.000000     12.036982       0.0000
   01/01/2004  to  12/31/2004                        12.036982     14.051196       0.0000
   01/01/2005  to  12/31/2005                        14.051196     14.482737       0.0000
---------------------------------------------------------------------------------------------

0.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                   NUMBER OF
                                                   ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                   UNIT VALUE AT  UNIT VALUE AT      UNITS
                                                   BEGINNING OF      END OF      OUTSTANDING AT
                                                      PERIOD         PERIOD      END OF PERIOD
-----------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   11/04/2002 to 12/31/2002                          13.291058      13.828757          7.5239
   01/01/2003 to 12/31/2003                          13.828757      16.338684      1,488.2476
   01/01/2004 to 12/31/2004                          16.338684      17.523032      1,488.2476
   01/01/2005 to 12/31/2005                          17.523032      17.634591      1,488.2476
-----------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
   11/04/2002 to 12/31/2002                           7.657824       7.479024         13.0585
   01/01/2003 to 04/25/2003                           7.479024       7.607581          0.0000
-----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/04/2002 to 12/31/2002                          34.116464      33.723155          2.9311
   01/01/2003 to 12/31/2003                          33.723155      43.713963      2,323.2294
   01/01/2004 to 12/31/2004                          43.713963      48.824557      2,323.2294
   01/01/2005 to 12/31/2005                          48.824557      50.054478      2,323.2294
-----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   10/30/2002 to 12/31/2002                           5.058276       4.960683         19.3390
   01/01/2003 to 12/31/2003                           4.960683       6.140028          0.0000
   01/01/2004 to 04/30/2004                           6.140028       6.031695          0.0000
-----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   11/04/2002 to 12/31/2002                          10.717651      10.676785          9.3304
   01/01/2003 to 12/31/2003                          10.676785      13.248742          0.0000
   01/01/2004 to 04/30/2004                          13.248742      13.486849          0.0000
-----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   11/04/2002 to 12/31/2002                           7.025540       6.632971         14.2338
   01/01/2003 to 12/31/2003                           6.632971       8.925104        977.3786
   01/01/2004 to 12/31/2004                           8.925104       9.950699        977.3786
   01/01/2005 to 12/31/2005                           9.950699      10.318722        977.3786
-----------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/04/2002 to 12/31/2002                          15.226939      15.705725          6.5673
   01/01/2003 to 12/31/2003                          15.705725      19.602746          0.0000
   01/01/2004 to 12/31/2004                          19.602746      24.198985          0.0000
   01/01/2005 to 12/31/2005                          24.198985      25.925556          0.0000
-----------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/04/2002 to 12/31/2002                           7.453879       7.316175         13.4158
   01/01/2003 to 12/31/2003                           7.316175       9.578760          0.0000
   01/01/2004 to 12/31/2004                           9.578760      11.355154          0.0000
   01/01/2005 to 12/31/2005                          11.355154      13.108316          0.0000
-----------------------------------------------------------------------------------------------

0.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                          NUMBER OF
                                            ACCUMULATION  ACCUMULATION   ACCUMULATION
                                            UNIT VALUE AT UNIT VALUE AT     UNITS
                                            BEGINNING OF     END OF     OUTSTANDING AT
                                               PERIOD        PERIOD     END OF PERIOD
--------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT (CLASS B)
   11/04/2002  to  12/31/2002                 10.213668     10.214310       9.7908
   01/01/2003  to  12/31/2003                 10.214310     10.171848       0.0000
   01/01/2004  to  12/31/2004                 10.171848     10.150202       0.0000
   01/01/2005  to  04/30/2005                 10.150202     10.181720       0.0000
--------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                  8.134349      8.864642       0.0000
--------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                 11.874250     12.352817       0.0000
   01/01/2005  to  12/31/2005                 12.352817     12.523850       0.0000
--------------------------------------------------------------------------------------
MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   11/04/2002  to  12/31/2002                 11.165709     11.182992       8.9560
   01/01/2003  to  12/31/2003                 11.182992     14.224002       0.0000
   01/01/2004  to  12/31/2004                 14.224002     16.688151       0.0000
   01/01/2005  to  12/31/2005                 16.688151     18.166634       0.0000
--------------------------------------------------------------------------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004  to  12/31/2004                 11.509085     12.517017       0.0000
--------------------------------------------------------------------------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   11/04/2002  to  12/31/2002                 10.534119     10.168840       9.4930
   01/01/2003  to  12/31/2003                 10.168840     12.799741       0.0000
   01/01/2004  to  04/30/2004                 12.799741     12.837666       0.0000
--------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/04/2002  to  12/31/2002                  4.737061      4.562074      21.1101
   01/01/2003  to  12/31/2003                  4.562074      6.180843       0.0000
   01/01/2004  to  12/31/2004                  6.180843      7.220695       0.0000
   01/01/2005  to  12/31/2005                  7.220695      8.206973       0.0000
--------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                  9.999301     10.514622       0.0000
--------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005  to  12/31/2005                 50.697260     51.100245       0.0000
--------------------------------------------------------------------------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                 10.182166     10.327047       0.0000
--------------------------------------------------------------------------------------

0.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   11/04/2002 to 12/31/2002                           7.985070      7.845203      12.5234
   01/01/2003 to 12/31/2003                           7.845203     10.691642       0.0000
   01/01/2004 to 12/31/2004                          10.691642     11.555893       0.0000
   01/01/2005 to 12/31/2005                          11.555893     12.088937       0.0000
---------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/04/2002 to 12/31/2002                           8.443152      8.388549      11.8439
   01/01/2003 to 12/31/2003                           8.388549     10.873980       0.0000
   01/01/2004 to 12/31/2004                          10.873980     12.090765       0.0000
   01/01/2005 to 12/31/2005                          12.090765     13.203855       0.0000
---------------------------------------------------------------------------------------------
FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003 to 12/31/2003                          10.000000     12.669429       0.0000
   01/01/2004 to 12/31/2004                          12.669429     14.820384       0.0000
   01/01/2005 to 12/31/2005                          14.820384     17.279651       0.0000
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005 to 12/31/2005                          11.292553     13.614136       0.0000
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2003 to 12/31/2003                          10.000000     11.775123       0.0000
   01/01/2004 to 12/31/2004                          11.775123     12.220056       0.0000
   01/01/2005 to 04/30/2005                          12.220056     11.260026      0.00000
---------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   11/04/2002 to 12/31/2002                           8.621590      8.316609      11.5988
   01/01/2003 to 12/31/2003                           8.316609     10.021783       0.0000
   01/01/2004 to 12/31/2004                          10.021783     11.046900       0.0000
   01/01/2005 to 12/31/2005                          11.046900     11.709635       0.0000
---------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/04/2002 to 12/31/2002                           9.141433      9.157000      10.9392
   01/01/2003 to 12/31/2003                           9.157000     10.598397       0.0000
   01/01/2004 to 12/31/2004                          10.598397     11.663377       0.0000
   01/01/2005 to 12/31/2005                          11.663377     11.894625        0.000
---------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005 to 12/31/2005                          15.025738     17.662270       0.0000
---------------------------------------------------------------------------------------------

0.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                            NUMBER OF
                                              ACCUMULATION  ACCUMULATION   ACCUMULATION
                                              UNIT VALUE AT UNIT VALUE AT     UNITS
                                              BEGINNING OF     END OF     OUTSTANDING AT
                                                 PERIOD        PERIOD     END OF PERIOD
----------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                   10.000000     12.081867     1,503.7779
   01/01/2004  to  12/31/2004                   12.081867     13.395028     1,503.7779
   01/01/2005  to  12/31/2005                   13.395028     14.013226     1,503.7779
----------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2003  to  12/31/2003                    9.148631     11.303072     2,116.1439
   01/01/2004  to  12/31/2004                   11.303072     12.452441     2,116.1439
   01/01/2005  to  12/31/2005                   12.452441     12.992879     2,116.1439
----------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of First MetLife Investors Insurance Company and
Contract Owners of First MetLife Investors Variable Annuity Account One:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising First MetLife Investors Variable Annuity Account One (the Separate Account) of First MetLife Investors Insurance Company as of December 31, 2005, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of First MetLife Investors Variable Annuity Account One of First MetLife Investors Insurance Company as of December 31, 2005, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP
St. Louis, Missouri
March 31, 2006

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                                   Met Investors
                                                        -----------------------------------------------------------------------
                                                        Lord Abbett Lord Abbett Lord Abbett Lord Abbett Lord Abbett Lord Abbett
                                                        Growth and  Growth and     Bond        Bond       Mid-Cap     Mid-Cap
                                                          Income      Income     Debenture   Debenture     Value       Value
                                                         Portfolio  Portfolio B  Portfolio  Portfolio B  Portfolio  Portfolio B
                                                        ----------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors):
Met Investors Lord Abbett Growth and Income Portfolio   $  906,114  $         - $        -  $         - $        -  $        -
   32,842 shares; cost $747,493
Met Investors Lord Abbett Growth and Income Portfolio B          -   28,768,599          -            -          -           -
   1,049,183 shares; cost $26,349,677
Met Investors Lord Abbett Bond Debenture Portfolio               -            -    139,576            -          -           -
   11,366 shares; cost $136,332
Met Investors Lord Abbett Bond Debenture Portfolio B             -            -          -   19,668,428          -           -
   1,613,489 shares; cost $19,797,979
Met Investors Lord Abbett Mid-Cap Value Portfolio                -            -          -            -    296,004           -
   13,173 shares; cost $198,483
Met Investors Lord Abbett Mid-Cap Value Portfolio B              -            -          -            -          -   1,255,922
   56,370 shares; cost $1,066,460
Met Investors Met/Putnam Capital Opportunities
 Portfolio A                                                     -            -          -            -          -           -
   7,951 shares; cost $106,025
Met Investors Met/Putnam Capital Opportunities
 Portfolio B                                                     -            -          -            -          -           -
   694 shares; cost $9,380
                                                        ----------  ----------- ----------  ----------- ----------  ----------
Total Investments                                          906,114   28,768,599    139,576   19,668,428    296,004   1,255,922
Cash and Accounts Receivable                                     -            -          -            -          -           -
Due from MetLife Investors Insurance Company                     -            -          -            1          2           2
                                                        ----------  ----------- ----------  ----------- ----------  ----------
Total Assets                                               906,114   28,768,599    139,576   19,668,429    296,006   1,255,924
LIABILITIES:
Due to MetLife Investors Insurance Company                       1            1          -            -          -           -
                                                        ----------  ----------- ----------  ----------- ----------  ----------
NET ASSETS                                              $  906,113  $28,768,598 $  139,576  $19,668,429 $  296,006  $1,255,924
                                                        ==========  =========== ==========  =========== ==========  ==========
Outstanding Units                                           18,351      594,666      8,020    1,153,716     11,580      49,838
Unit Fair Values                                        $    49.25  $     40.97 $    17.40  $     16.75 $    25.48  $    23.23
                                                                to           to                      to         to          to
                                                        $    49.38  $     52.55             $     18.12 $    25.56  $    26.45

                                                        ----------------------------
                                                         Met/Putnam    Met/Putnam
                                                           Capital       Capital
                                                        Opportunities Opportunities
                                                         Portfolio A   Portfolio B
                                                        ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors):
Met Investors Lord Abbett Growth and Income Portfolio    $        -    $        -
   32,842 shares; cost $747,493
Met Investors Lord Abbett Growth and Income Portfolio B           -             -
   1,049,183 shares; cost $26,349,677
Met Investors Lord Abbett Bond Debenture Portfolio                -             -
   11,366 shares; cost $136,332
Met Investors Lord Abbett Bond Debenture Portfolio B              -             -
   1,613,489 shares; cost $19,797,979
Met Investors Lord Abbett Mid-Cap Value Portfolio                 -             -
   13,173 shares; cost $198,483
Met Investors Lord Abbett Mid-Cap Value Portfolio B               -             -
   56,370 shares; cost $1,066,460
Met Investors Met/Putnam Capital Opportunities
 Portfolio A                                                123,312             -
   7,951 shares; cost $106,025
Met Investors Met/Putnam Capital Opportunities
 Portfolio B                                                      -        10,658
   694 shares; cost $9,380
                                                         ----------    ----------
Total Investments                                           123,312        10,658
Cash and Accounts Receivable                                      -             -
Due from MetLife Investors Insurance Company                      -             1
                                                         ----------    ----------
Total Assets                                                123,312        10,659
LIABILITIES:
Due to MetLife Investors Insurance Company                        -             -
                                                         ----------    ----------
NET ASSETS                                               $  123,312    $   10,659
                                                         ==========    ==========
Outstanding Units                                             6,884           619
Unit Fair Values                                         $    17.91    $    14.65
                                                                  to
                                                          $    18.17

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                                 Met Investors
                                                       ---------------------------------------------------------------
                                                       Oppenheimer  Oppenheimer     Janus       Janus    Lord Abbett
                                                         Capital      Capital    Aggressive  Aggressive    Growth
                                                       Appreciation Appreciation   Growth      Growth    Opportunity
                                                       Portfolio A  Portfolio B  Portfolio A Portfolio B  Portfolio
                                                       ------------ ------------ ----------- ----------- -----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors Oppenheimer Capital Appreciation
 Portfolio A                                            $  101,407  $         -  $        -  $         - $        -
   11,670 shares; cost $95,705
Met Investors Oppenheimer Capital Appreciation
 Portfolio B                                                     -   18,209,021           -            -          -
   2,112,415 shares; cost $17,352,578
Met Investors Janus Aggressive Growth Portfolio A                -            -     146,997            -          -
   16,896 shares; cost $118,037
Met Investors Janus Aggressive Growth Portfolio B                -            -           -   10,001,499          -
   1,162,965 shares; cost $8,185,459
Met Investors Lord Abbett Growth Opportunity Portfolio           -            -           -            -    128,937
   12,653 shares; cost $101,030
Met Investors Lord Abbett Growth Opportunity
 Portfolio B                                                     -            -           -            -          -
   10,551 shares; cost $96,915
Met Investors PIMCO Total Return Bond Portfolio A                -            -           -            -          -
   1,238 shares; cost $14,052
Met Investors PIMCO Total Return Bond Portfolio B                -            -           -            -          -
   1,581,938 shares; cost $18,421,185
                                                        ----------  -----------  ----------  ----------- ----------
Total Investments                                          101,407   18,209,021     146,997   10,001,499    128,937
Cash and Accounts Receivable                                     -            -           -            -          -
Due from MetLife Investors Insurance Company                     8            -           -            -          -
                                                        ----------  -----------  ----------  ----------- ----------
Total Assets                                               101,415   18,209,021     146,997   10,001,499    128,937
LIABILITIES:
Due to MetLife Investors Insurance Company                       -            -           -            1          -
                                                        ----------  -----------  ----------  ----------- ----------
NET ASSETS                                              $  101,415  $18,209,021  $  146,997  $10,001,498 $  128,937
                                                        ==========  ===========  ==========  =========== ==========
Outstanding Units                                            9,568    2,128,762      13,240    1,255,373     12,656
Unit Fair Values                                        $    10.60  $      8.41  $    11.10  $      7.84 $    10.19
                                                                             to                       to
                                                                    $      8.91              $      8.06

                                                       -----------------------------------
                                                       Lord Abbett    PIMCO
                                                         Growth    Total Return  PIMCO Total
                                                       Opportunity     Bond      Return Bond
                                                       Portfolio B Portfolio A   Portfolio B
                                                       ----------- ------------  -----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors Oppenheimer Capital Appreciation
 Portfolio A                                           $        -   $        -   $         -
   11,670 shares; cost $95,705
Met Investors Oppenheimer Capital Appreciation
 Portfolio B                                                    -            -             -
   2,112,415 shares; cost $17,352,578
Met Investors Janus Aggressive Growth Portfolio A               -            -             -
   16,896 shares; cost $118,037
Met Investors Janus Aggressive Growth Portfolio B               -            -             -
   1,162,965 shares; cost $8,185,459
Met Investors Lord Abbett Growth Opportunity Portfolio          -            -             -
   12,653 shares; cost $101,030
Met Investors Lord Abbett Growth Opportunity
 Portfolio B                                              105,932            -             -
   10,551 shares; cost $96,915
Met Investors PIMCO Total Return Bond Portfolio A               -       14,364             -
   1,238 shares; cost $14,052
Met Investors PIMCO Total Return Bond Portfolio B               -            -    18,192,285
   1,581,938 shares; cost $18,421,185
                                                       ----------   ----------   -----------
Total Investments                                         105,932       14,364    18,192,285
Cash and Accounts Receivable                                    -            -             -
Due from MetLife Investors Insurance Company                    -            1             1
                                                       ----------   ----------   -----------
Total Assets                                              105,932       14,365    18,192,286
LIABILITIES:
Due to MetLife Investors Insurance Company                      -            -             -
                                                       ----------   ----------   -----------
NET ASSETS                                             $  105,932   $   14,365   $18,192,286
                                                       ==========   ==========   ===========
Outstanding Units                                          10,454        1,164     1,505,054
Unit Fair Values                                       $     9.63   $    12.34   $     11.67
                                                               to            to
                                                       $    10.38   $     12.59

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                                     Met Investors
                                                       -------------------------------------------------------------------
                                                           RCM     T. Rowe Price T. Rowe Price      MFS           MFS
                                                         Global       Mid-Cap       Mid-Cap      Research      Research
                                                       Technology     Growth        Growth     International International
                                                       Portfolio B  Portfolio A   Portfolio B    Portfolio    Portfolio B
                                                       ----------- ------------- ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors RCM Global Technology Portfolio B        $2,669,093   $        -    $         -   $        -    $         -
   528,533 shares; cost $2,288,145
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio A                                                    -       13,293              -            -              -
   1,566 shares; cost $10,307
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio B                                                    -            -     10,416,437            -              -
   1,243,012 shares; cost $8,669,999
Met Investors MFS Research International Portfolio              -            -              -      284,247              -
   21,865 shares; cost $209,819
Met Investors MFS Research International Portfolio B            -            -              -            -     14,156,076
   1,093,978 shares; cost $11,594,106
Met Investors Lazard Mid-Cap Portfolio B                        -            -              -            -              -
   469,378 shares; cost $6,234,681
Met Investors Met/AIM Small-Cap Growth Portfolio B              -            -              -            -              -
   767,341 shares; cost $9,013,568
Met Investors Harris Oakmark International Portfolio B          -            -              -            -              -
   1,447,928 shares; cost $19,049,740
                                                       ----------   ----------    -----------   ----------    -----------
Total Investments                                       2,669,093       13,293     10,416,437      284,247     14,156,076
Cash and Accounts Receivable                                    -            -              -            -              -
Due from MetLife Investors Insurance Company                    -            -              -            -              -
                                                       ----------   ----------    -----------   ----------    -----------
Total Assets                                            2,669,093       13,293     10,416,437      284,247     14,156,076
LIABILITIES:
Due to MetLife Investors Insurance Company                      -            -              -            -              1
                                                       ----------   ----------    -----------   ----------    -----------
NET ASSETS                                             $2,669,093   $   13,293    $10,416,437   $  284,247    $14,156,075
                                                       ==========   ==========    ===========   ==========    ===========
Outstanding Units                                         566,844        1,632      1,306,424       15,741      1,111,839
Unit Fair Values                                       $     4.63   $     8.15    $      7.84   $    12.97    $     12.30
                                                               to                          to           to             to
                                                       $     4.76                 $      8.30   $    18.06    $     13.26

                                                       --------------------------------------
                                                                     Met/AIM         Harris
                                                         Lazard     Small-Cap        Oakmark
                                                         Mid-Cap     Growth       International
                                                       Portfolio B Portfolio B     Portfolio B
                                                       ----------- -----------    -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors RCM Global Technology Portfolio B        $        -  $         -     $         -
   528,533 shares; cost $2,288,145
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio A                                                    -            -               -
   1,566 shares; cost $10,307
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio B                                                    -            -               -
   1,243,012 shares; cost $8,669,999
Met Investors MFS Research International Portfolio              -            -               -
   21,865 shares; cost $209,819
Met Investors MFS Research International Portfolio B            -            -               -
   1,093,978 shares; cost $11,594,106
Met Investors Lazard Mid-Cap Portfolio B                6,369,459            -               -
   469,378 shares; cost $6,234,681
Met Investors Met/AIM Small-Cap Growth Portfolio B              -   10,366,771               -
   767,341 shares; cost $9,013,568
Met Investors Harris Oakmark International Portfolio B          -            -      23,326,113
   1,447,928 shares; cost $19,049,740
                                                       ----------  -----------     -----------
Total Investments                                       6,369,459   10,366,771      23,326,113
Cash and Accounts Receivable                                    -            -               -
Due from MetLife Investors Insurance Company                    1            -               2
                                                       ----------  -----------     -----------
Total Assets                                            6,369,460   10,366,771      23,326,115
LIABILITIES:
Due to MetLife Investors Insurance Company                      -            -               -
                                                       ----------  -----------     -----------
NET ASSETS                                             $6,369,460  $10,366,771     $23,326,115
                                                       ==========  ===========     ===========
Outstanding Units                                         444,232      804,060       1,495,693
Unit Fair Values                                       $    14.12  $     12.70     $     15.38
                                                               to           to              to
                                                       $    14.50  $     13.04     $     15.78

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                         Met Investors
                                             ----------------------------------------------------------------------------
                                             Third Avenue Third Avenue     PIMCO      Lord Abbett  Neuberger   Neuberger
                                              Small-Cap    Small-Cap     Inflation     America's    Berman      Berman
                                                Value        Value     Protected Bond    Value    Real Estate Real Estate
                                              Portfolio   Portfolio B   Portfolio B   Portfolio B  Portfolio  Portfolio B
                                             ------------ ------------ -------------- ----------- ----------- -----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Third Avenue Small-Cap Value
 Portfolio                                    $  102,320  $         -   $         -   $        -  $        -  $        -
   6,160 shares; cost $85,058
Met Investors Third Avenue Small-Cap Value
 Portfolio B                                           -   19,872,934             -            -           -           -
   1,200,781 shares; cost $16,139,984
Met Investors PIMCO Inflation Protected Bond
 Portfolio B                                           -            -    22,975,627            -           -           -
   2,135,281 shares; cost $22,906,213
Met Investors Lord Abbett America's Value
 Portfolio B                                           -            -             -      105,310           -           -
   7,490 shares; cost $102,729
Met Investors Neuberger Berman Real Estate
 Portfolio                                             -            -             -            -      75,151           -
   5,311 shares; cost $64,966
Met Investors Neuberger Berman Real Estate
 Portfolio B                                           -            -             -            -           -   6,035,254
   427,729 shares; cost $5,005,680
Met Investors Turner Mid-Cap Growth
 Portfolio B                                           -            -             -            -           -           -
   336,791 shares; cost $3,463,063
Met Investors Goldman Sachs Mid-Cap Value
 Portfolio B                                           -            -             -            -           -           -
   787,945 shares; cost $9,248,580
                                              ----------  -----------   -----------   ----------  ----------  ----------
Total Investments                                102,320   19,872,934    22,975,627      105,310      75,151   6,035,254
Cash and Accounts Receivable                           -            -             -            -           -           -
Due from MetLife Investors Insurance Company           -            -             -            -           -           -
                                              ----------  -----------   -----------   ----------  ----------  ----------
Total Assets                                     102,320   19,872,934    22,975,627      105,310      75,151   6,035,254
LIABILITIES:
Due to MetLife Investors Insurance Company             -            2             1            1           1           1
                                              ----------  -----------   -----------   ----------  ----------  ----------
NET ASSETS                                    $  102,320  $19,872,932   $22,975,626   $  105,309  $   75,150  $6,035,253
                                              ==========  ===========   ===========   ==========  ==========  ==========
Outstanding Units                                  4,955    1,229,026     2,063,635        7,280       2,977     422,711
Unit Fair Values                              $    16.37  $     15.98   $     10.95   $    14.23  $    25.24  $    14.12
                                                      to           to            to           to                      to
                                              $    20.65  $     16.35   $     11.25   $    14.52              $    14.36

                                             --------------------------
                                               Turner    Goldman Sachs
                                               Mid-Cap      Mid-Cap
                                               Growth        Value
                                             Portfolio B  Portfolio B
                                             ----------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Third Avenue Small-Cap Value
 Portfolio                                   $        -   $        -
   6,160 shares; cost $85,058
Met Investors Third Avenue Small-Cap Value
 Portfolio B                                          -            -
   1,200,781 shares; cost $16,139,984
Met Investors PIMCO Inflation Protected Bond
 Portfolio B                                          -            -
   2,135,281 shares; cost $22,906,213
Met Investors Lord Abbett America's Value
 Portfolio B                                          -            -
   7,490 shares; cost $102,729
Met Investors Neuberger Berman Real Estate
 Portfolio                                            -            -
   5,311 shares; cost $64,966
Met Investors Neuberger Berman Real Estate
 Portfolio B                                          -            -
   427,729 shares; cost $5,005,680
Met Investors Turner Mid-Cap Growth
 Portfolio B                                  4,071,801            -
   336,791 shares; cost $3,463,063
Met Investors Goldman Sachs Mid-Cap Value
 Portfolio B                                          -    9,888,706
   787,945 shares; cost $9,248,580
                                             ----------   ----------
Total Investments                             4,071,801    9,888,706
Cash and Accounts Receivable                          -            -
Due from MetLife Investors Insurance Company          -            -
                                             ----------   ----------
Total Assets                                  4,071,801    9,888,706
LIABILITIES:
Due to MetLife Investors Insurance Company            -            2
                                             ----------   ----------
NET ASSETS                                   $4,071,801   $9,888,704
                                             ==========   ==========
Outstanding Units                               335,209      748,084
Unit Fair Values                             $    12.09   $    13.16
                                                     to           to
                                             $    12.32   $    13.41

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                            Met Investors
                                          -------------------------------------------------------------------------------------
                                            Defensive     Moderate      Balanced       Growth      Aggressive
                                            Strategy      Strategy      Strategy      Strategy      Strategy    Cyclical Growth
                                          Fund of Funds Fund of Funds Fund of Funds Fund of Funds Fund of Funds       ETF
                                           Portfolio B   Portfolio B   Portfolio B   Portfolio B   Portfolio B    Portfolio B
                                          ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Defensive Strategy Fund of
 Funds Portfolio B                         $15,665,995   $         -  $          -  $          -   $         -    $        -
   1,522,448 shares; cost $15,217,222
Met Investors Moderate Strategy Fund of
 Funds Portfolio B                                   -    47,950,958             -             -             -             -
   4,536,514 shares; cost $46,296,117
Met Investors Balanced Strategy Fund of
 Funds Portfolio B                                   -             -   122,628,864             -             -             -
   11,229,749 shares; cost $117,464,141
Met Investors Growth Strategy Fund of
 Funds Portfolio B                                   -             -             -   144,440,072             -             -
   12,670,182 shares; cost $135,377,828
Met Investors Aggressive Strategy Fund
 of Funds Portfolio B                                -             -             -             -    22,767,192             -
   1,949,246 shares; cost $21,035,266
Met Investors Cyclical Growth ETF
 Portfolio B                                         -             -             -             -             -       114,821
   11,324 shares; cost $115,274
Met Investors Cyclical Growth & Income
 ETF Portfolio B                                     -             -             -             -             -             -
   - shares; cost $0
Met Investors VanKampen ComStock
 Portfolio B                                         -             -             -             -             -             -
   92,809 shares; cost $956,073
                                           -----------   -----------  ------------  ------------   -----------    ----------
Total Investments                           15,665,995    47,950,958   122,628,864   144,440,072    22,767,192       114,821
Cash and Accounts Receivable                         -             -             -             -             -             -
Due from MetLife Investors Insurance
 Company                                             -             -             -             -             -             -
                                           -----------   -----------  ------------  ------------   -----------    ----------
Total Assets                                15,665,995    47,950,958   122,628,864   144,440,072    22,767,192       114,821
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             3             -             1             1             -             -
                                           -----------   -----------  ------------  ------------   -----------    ----------
NET ASSETS                                 $15,665,992   $47,950,958  $122,628,863  $144,440,071   $22,767,192    $  114,821
                                           ===========   ===========  ============  ============   ===========    ==========
Outstanding Units                            1,508,431     4,506,020    11,206,666    12,697,225     1,961,998        11,292
Unit Fair Values                           $     10.35   $     10.61  $      10.91  $      11.34   $     11.56    $    10.17
                                                    to            to            to            to            to            to
                                           $     10.43   $     10.69  $      10.99  $      11.43   $     11.65    $    10.17

                                          ----------------------------
                                             Cyclical
                                          Growth & Income  VanKampen
                                                ETF        ComStock
                                            Portfolio B   Portfolio B
                                          --------------- -----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Defensive Strategy Fund of
 Funds Portfolio B                          $        -    $        -
   1,522,448 shares; cost $15,217,222
Met Investors Moderate Strategy Fund of
 Funds Portfolio B                                   -             -
   4,536,514 shares; cost $46,296,117
Met Investors Balanced Strategy Fund of
 Funds Portfolio B                                   -             -
   11,229,749 shares; cost $117,464,141
Met Investors Growth Strategy Fund of
 Funds Portfolio B                                   -             -
   12,670,182 shares; cost $135,377,828
Met Investors Aggressive Strategy Fund
 of Funds Portfolio B                                -             -
   1,949,246 shares; cost $21,035,266
Met Investors Cyclical Growth ETF
 Portfolio B                                         -             -
   11,324 shares; cost $115,274
Met Investors Cyclical Growth & Income
 ETF Portfolio B                                     -             -
   - shares; cost $0
Met Investors VanKampen ComStock
 Portfolio B                                         -       964,281
   92,809 shares; cost $956,073
                                            ----------    ----------
Total Investments                                    -       964,281
Cash and Accounts Receivable                         -             -
Due from MetLife Investors Insurance
 Company                                             -             -
                                            ----------    ----------
Total Assets                                         -       964,281
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             -             -
                                            ----------    ----------
NET ASSETS                                  $        -    $  964,281
                                            ==========    ==========
Outstanding Units                                    -        92,205
Unit Fair Values                            $    10.13    $    10.41
                                                    to            to
                                            $    10.13    $    10.52

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                       Met Investors                          Russell
                                                       ------------- --------------------------------------------------
                                                        Legg Mason
                                                       Value Equity  Multi-Style Aggressive     Non-U.S.  Core Bond
                                                        Portfolio B  Equity Fund Equity Fund      Fund      Fund
                                                       ------------- ----------- -----------   ---------- ----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors Legg Mason Value Equity Portfolio B       $   30,758   $        -  $        -    $        - $        -
   2,888 shares; cost $31,082
Russell Insurance Funds (Russell):
Russell Multi-Style Equity Fund                                  -      186,761           -             -          -
   13,969 shares; cost $163,079
Russell Aggressive Equity Fund                                   -            -      37,769             -          -
   2,623 shares; cost $30,218
Russell Non-U.S. Fund                                            -            -           -        42,803          -
   3,376 shares; cost $29,571
Russell Core Bond Fund                                           -            -           -             -    282,186
   27,584 shares; cost $283,510
Russell Real Estate Securities Fund                              -            -           -             -          -
   3,976 shares; cost $46,935
AIM Variable Insurance Funds, Inc. (AIM):
AIM Capital Appreciation Fund                                    -            -           -             -          -
   2,914 shares; cost $61,566
AIM Capital Appreciation Fund B                                  -            -           -             -          -
   - shares; cost $0
                                                        ----------   ----------  ----------    ---------- ----------
Total Investments                                           30,758      186,761      37,769        42,803    282,186
Cash and Accounts Receivable                                     -            -           -             -          -
Due from MetLife Investors Insurance Company                     -            1           -             -          1
                                                        ----------   ----------  ----------    ---------- ----------
Total Assets                                                30,758      186,762      37,769        42,803    282,187
LIABILITIES:
Due to MetLife Investors Insurance Company                       1            -           -             -          -
                                                        ----------   ----------  ----------    ---------- ----------
NET ASSETS                                              $   30,757   $  186,762  $   37,769    $   42,803 $  282,187
                                                        ==========   ==========  ==========    ========== ==========
Outstanding Units                                            2,896       22,238       3,032         4,134     21,169
Unit Fair Values                                        $    10.61   $     8.40  $    12.46    $    10.36 $    13.33
                                                                to
                                                        $    10.63

                                                                              AIM
                                                       -------     -------------------------
                                                       Real Estate   Capital       Capital
                                                       Securities  Appreciation  Appreciation
                                                          Fund         Fund         Fund B
                                                       ----------- ------------  ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors Legg Mason Value Equity Portfolio B      $        -   $        -    $        -
   2,888 shares; cost $31,082
Russell Insurance Funds (Russell):
Russell Multi-Style Equity Fund                                 -            -             -
   13,969 shares; cost $163,079
Russell Aggressive Equity Fund                                  -            -             -
   2,623 shares; cost $30,218
Russell Non-U.S. Fund                                           -            -             -
   3,376 shares; cost $29,571
Russell Core Bond Fund                                          -            -             -
   27,584 shares; cost $283,510
Russell Real Estate Securities Fund                        68,706            -             -
   3,976 shares; cost $46,935
AIM Variable Insurance Funds, Inc. (AIM):
AIM Capital Appreciation Fund                                   -       71,927             -
   2,914 shares; cost $61,566
AIM Capital Appreciation Fund B                                 -            -             -
   - shares; cost $0
                                                       ----------   ----------    ----------
Total Investments                                          68,706       71,927             -
Cash and Accounts Receivable                                    -            -             -
Due from MetLife Investors Insurance Company                    -            -             -
                                                       ----------   ----------    ----------
Total Assets                                               68,706       71,927             -
LIABILITIES:
Due to MetLife Investors Insurance Company                      2            1             -
                                                       ----------   ----------    ----------
NET ASSETS                                             $   68,704   $   71,926    $        -
                                                       ==========   ==========    ==========
Outstanding Units                                           2,699       10,598             -
Unit Fair Values                                       $    25.46   $     6.79    $     6.73
                                                                             to
                                                                     $    22.78

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                     AIM              Alliance        Scudder II          MFS
                                                         --------------------------- ----------- --------------------- ----------
                                                                                      Bernstein
                                                         International International  Large-Cap  Small-Cap  Government Investors
                                                            Growth        Growth       Growth     Growth    Securities   Trust
                                                             Fund         Fund B     Portfolio B Portfolio  Portfolio  Series B
                                                         ------------- ------------- ----------- ---------- ---------- ----------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc. (AIM), continued:
AIM International Growth Fund                             $   13,156    $        -   $        -  $        - $        - $        -
   568 shares; cost $9,537
AIM International Growth Fund B                                    -        90,552            -           -          -          -
   3,937 shares; cost $82,472
Alliance Variable Products Series Fund, Inc. (Alliance):
Alliance Bernstein Large-Cap Growth Portfolio B                    -             -            -           -          -          -
   - shares; cost $0
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio                              -             -            -           -          -          -
   - shares; cost $0
Scudder II Government Securities Portfolio                         -             -            -           -          -          -
   - shares; cost $0
MFS Variable Insurance Trust (MFS):
Investors Trust Series B                                           -             -            -           -          -          -
   - shares; cost $0
Oppenheimer Variable Account Funds (Oppenheimer):
Oppenheimer Capital Appreciation Fund                              -             -            -           -          -          -
   - shares; cost $0
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                                        -             -            -           -          -          -
   4,994 shares; cost $119,365
                                                          ----------    ----------   ----------  ---------- ---------- ----------
Total Investments                                             13,156        90,552            -           -          -          -
Cash and Accounts Receivable                                       -             -            -           -          -          -
Due from MetLife Investors Insurance Company                       -             -            -           -          -          -
                                                          ----------    ----------   ----------  ---------- ---------- ----------
Total Assets                                                  13,156        90,552            -           -          -          -
LIABILITIES:
Due to MetLife Investors Insurance Company                         2             -            -           -          -          -
                                                          ----------    ----------   ----------  ---------- ---------- ----------
NET ASSETS                                                $   13,154    $   90,552   $        -  $        - $        - $        -
                                                          ==========    ==========   ==========  ========== ========== ==========
Outstanding Units                                              1,457         4,498            -           -          -          -
Unit Fair Values                                          $     9.03    $     8.94   $    32.67  $     9.53 $    13.61 $    11.17
                                                                                to           to
                                                                        $    21.15   $    34.49

                                                         Oppenheimer    Putnam
                                                         ------------ ----------

                                                           Capital     Growth &
                                                         Appreciation   Income
                                                             Fund        Fund
                                                         ------------ ----------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc. (AIM), continued:
AIM International Growth Fund                             $        -  $        -
   568 shares; cost $9,537
AIM International Growth Fund B                                    -           -
   3,937 shares; cost $82,472
Alliance Variable Products Series Fund, Inc. (Alliance):
Alliance Bernstein Large-Cap Growth Portfolio B                    -           -
   - shares; cost $0
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio                              -           -
   - shares; cost $0
Scudder II Government Securities Portfolio                         -           -
   - shares; cost $0
MFS Variable Insurance Trust (MFS):
Investors Trust Series B                                           -           -
   - shares; cost $0
Oppenheimer Variable Account Funds (Oppenheimer):
Oppenheimer Capital Appreciation Fund                              -           -
   - shares; cost $0
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                                        -     132,388
   4,994 shares; cost $119,365
                                                          ----------  ----------
Total Investments                                                  -     132,388
Cash and Accounts Receivable                                       -           -
Due from MetLife Investors Insurance Company                       -           -
                                                          ----------  ----------
Total Assets                                                       -     132,388
LIABILITIES:
Due to MetLife Investors Insurance Company                         -           2
                                                          ----------  ----------
NET ASSETS                                                $        -  $  132,386
                                                          ==========  ==========
Outstanding Units                                                  -      11,456
Unit Fair Values                                          $    66.58  $    11.56
                                                                  to
                                                          $    72.34

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                             Putnam                                    Templeton
                                                     ------------------------------------------------------ ---------------------

                                                      Growth &    Equity                         Small-Cap   Foreign    Foreign
                                                       Income     Income                Vista    Value Fund Securities Securities
                                                       Fund B     Fund B   Vista Fund   Fund B       B         Fund      Fund B
                                                     ---------- ---------- ---------- ---------- ---------- ---------- ----------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust (Putnam), continued:
Putnam Growth & Income Fund B                        $   33,819 $        - $        - $        - $        - $        - $        -
   1,284 shares; cost $28,988
Putnam Equity Income Fund B                                   -     48,195          -          -          -          -          -
   3,467 shares; cost $46,863
Putnam Vista Fund                                             -          -    492,311          -          -          -          -
   34,792 shares; cost $597,095
Putnam Vista Fund B                                           -          -          -         75          -          -          -
   5 shares; cost $67
Putnam Small-Cap Value Fund B                                 -          -          -          -          -          -          -
   - shares; cost $0
Franklin Templeton Variable Insurance Products Trust
 (Templeton):
Templeton Foreign Securities Fund                             -          -          -          -          -     85,795          -
   5,416 shares; cost $80,647
Templeton Foreign Securities Fund B                           -          -          -          -          -          -    320,684
   20,530 shares; cost $276,275
Templeton Developing Markets Securities Fund                  -          -          -          -          -          -          -
   8,545 shares; cost $52,653
                                                     ---------- ---------- ---------- ---------- ---------- ---------- ----------
Total Investments                                        33,819     48,195    492,311         75          -     85,795    320,684
Cash and Accounts Receivable                                  -          -          -          -          -          -          -
Due from MetLife Investors Insurance Company                  2          1         75          -          -          1          -
                                                     ---------- ---------- ---------- ---------- ---------- ---------- ----------
Total Assets                                             33,821     48,196    492,386         75          -     85,796    320,684
LIABILITIES:
Due to MetLife Investors Insurance Company                    -          -          -         75          -          -          1
                                                     ---------- ---------- ---------- ---------- ---------- ---------- ----------
NET ASSETS                                           $   33,821 $   48,196 $  492,386 $        - $        - $   85,796 $  320,683
                                                     ========== ========== ========== ========== ========== ========== ==========
Outstanding Units                                         2,228      3,446     76,454          -          -      7,448     17,405
Unit Fair Values                                     $    12.80 $    13.76 $     6.44 $    12.83 $    22.12 $    11.52 $    11.63
                                                             to         to                    to         to                    to
                                                     $    56.51 $    14.04            $    15.65 $    22.72            $    30.90

                                                     -----------
                                                     Developing
                                                      Markets
                                                     Securities
                                                        Fund
                                                     ----------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust (Putnam), continued:
Putnam Growth & Income Fund B                        $        -
   1,284 shares; cost $28,988
Putnam Equity Income Fund B                                   -
   3,467 shares; cost $46,863
Putnam Vista Fund                                             -
   34,792 shares; cost $597,095
Putnam Vista Fund B                                           -
   5 shares; cost $67
Putnam Small-Cap Value Fund B                                 -
   - shares; cost $0
Franklin Templeton Variable Insurance Products Trust
 (Templeton):
Templeton Foreign Securities Fund                             -
   5,416 shares; cost $80,647
Templeton Foreign Securities Fund B                           -
   20,530 shares; cost $276,275
Templeton Developing Markets Securities Fund             93,912
   8,545 shares; cost $52,653
                                                     ----------
Total Investments                                        93,912
Cash and Accounts Receivable                                  -
Due from MetLife Investors Insurance Company                  -
                                                     ----------
Total Assets                                             93,912
LIABILITIES:
Due to MetLife Investors Insurance Company                    -
                                                     ----------
NET ASSETS                                           $   93,912
                                                     ==========
Outstanding Units                                         5,548
Unit Fair Values                                     $    16.93



See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                        Templeton
                                                      ---------------------------------------------- -------------
                                                      Developing
                                                       Markets     Growth   Mutual Shares VIP Income
                                                      Securities Securities  Securities   Securities Equity-Income
                                                        Fund B     Fund B      Fund B     Portfolio   Portfolio B
                                                      ---------- ---------- ------------- ---------- -------------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable Insurance Products
 Trust (Templeton), continued:
Templeton Developing Markets Securities Fund B        $  389,838 $        -  $        -   $        -  $        -
   35,765 shares; cost $295,252
Templeton Growth Securities Fund B                             -          -           -            -           -
   - shares; cost $0
Templeton Mutual Shares Securities Fund B                      -          -           -            -           -
   - shares; cost $0
Templeton VIP Income Securities Portfolio                      -          -           -            -           -
   - shares; cost $0
Fidelity Variable Insurance Products Fund (Fidelity):
Fidelity Equity-Income Portfolio B                             -          -           -            -      46,566
   1,850 shares; cost $44,129
Fidelity Growth Portfolio B                                    -          -           -            -           -
   21,093 shares; cost $644,620
Fidelity Mid-Cap Portfolio B                                   -          -           -            -           -
   - shares; cost $0
Fidelity VIP Contrafund Portfolio                              -          -           -            -           -
   - shares; cost $0
                                                      ---------- ----------  ----------   ----------  ----------
Total Investments                                        389,838          -           -            -      46,566
Cash and Accounts Receivable                                   -          -           -            -           -
Due from MetLife Investors Insurance Company                   -          -           -            -           -
                                                      ---------- ----------  ----------   ----------  ----------
Total Assets                                             389,838          -           -            -      46,566
LIABILITIES:
Due to MetLife Investors Insurance Company                     1          -           -            -           1
                                                      ---------- ----------  ----------   ----------  ----------
NET ASSETS                                            $  389,837 $        -  $        -   $        -  $   46,565
                                                      ========== ==========  ==========   ==========  ==========
Outstanding Units                                         33,161          -           -            -       3,059
Unit Fair Values                                      $     9.76 $    15.41  $    18.72   $    33.58  $    13.33
                                                              to         to          to           to          to
                                                      $    16.02 $    16.65  $    20.33   $    38.78  $    55.59

                                                             Fidelity
                                                      -----------------------------------


                                                        Growth      Mid-Cap   Contrafund
                                                      Portfolio B Portfolio B Portfolio
                                                      ----------- ----------- ----------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable Insurance Products
 Trust (Templeton), continued:
Templeton Developing Markets Securities Fund B        $        -  $        -  $        -
   35,765 shares; cost $295,252
Templeton Growth Securities Fund B                             -           -           -
   - shares; cost $0
Templeton Mutual Shares Securities Fund B                      -           -           -
   - shares; cost $0
Templeton VIP Income Securities Portfolio                      -           -           -
   - shares; cost $0
Fidelity Variable Insurance Products Fund (Fidelity):
Fidelity Equity-Income Portfolio B                             -           -           -
   1,850 shares; cost $44,129
Fidelity Growth Portfolio B                              702,191           -           -
   21,093 shares; cost $644,620
Fidelity Mid-Cap Portfolio B                                   -           -           -
   - shares; cost $0
Fidelity VIP Contrafund Portfolio                              -           -           -
   - shares; cost $0
                                                      ----------  ----------  ----------
Total Investments                                        702,191           -           -
Cash and Accounts Receivable                                   -           -           -
Due from MetLife Investors Insurance Company                   1           -           -
                                                      ----------  ----------  ----------
Total Assets                                             702,192           -           -
LIABILITIES:
Due to MetLife Investors Insurance Company                     -           -           -
                                                      ----------  ----------  ----------
NET ASSETS                                            $  702,192  $        -  $        -
                                                      ==========  ==========  ==========
Outstanding Units                                         25,301           -           -
Unit Fair Values                                      $    11.99  $    31.55  $    33.90
                                                              to          to          to
                                                      $    55.40  $    32.45  $    37.22

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                               MetLife
                                                ---------------------------------------------------------------------------

                                                                 FI        BlackRock   BlackRock   BlackRock    BlackRock
                                                Stock Index International Bond Income Bond Income Money Market Money Market
                                                Portfolio B    Stock B     Portfolio  Portfolio B  Portfolio   Portfolio B
                                                ----------- ------------- ----------- ----------- ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc. (MetLife):
MetLife Stock Index Portfolio B                 $12,415,190  $        -   $        -  $        -   $        -  $         -
   383,067 shares; cost $11,806,648
MetLife FI International Stock B                          -     365,393            -           -            -            -
   27,432 shares; cost $242,445
MetLife BlackRock Bond Income Portfolio                   -           -       19,318           -            -            -
   175 shares; cost $19,141
MetLife BlackRock Bond Income
 Portfolio B                                              -           -            -      63,789            -            -
   584 shares; cost $64,246
MetLife BlackRock Money Market Portfolio                  -           -            -           -      171,310            -
   1,713 shares; cost $171,310
MetLife BlackRock Money Market Portfolio
 Portfolio B                                              -           -            -           -            -   11,443,997
   114,440 shares; cost $11,443,997
MetLife Davis Venture Value Fund E                        -           -            -           -            -            -
   1,147,913 shares; cost $30,231,065
MetLife Harris Oakmark Focused Value Fund B               -           -            -           -            -            -
   61,032 shares; cost $13,948,495
                                                -----------  ----------   ----------  ----------   ----------  -----------
Total Investments                                12,415,190     365,393       19,318      63,789      171,310   11,443,997
Cash and Accounts Receivable                              -           -            -           -            -            -
Due from MetLife Investors Insurance Company              -           -            -           -           34            4
                                                -----------  ----------   ----------  ----------   ----------  -----------
Total Assets                                     12,415,190     365,393       19,318      63,789      171,344   11,444,001
LIABILITIES:
Due to MetLife Investors Insurance Company                -           -            -          11            -            -
                                                -----------  ----------   ----------  ----------   ----------  -----------
NET ASSETS                                      $12,415,190  $  365,393   $   19,318  $   63,778   $  171,344  $11,444,001
                                                ===========  ==========   ==========  ==========   ==========  ===========
Outstanding Units                                 1,070,187      21,458          405       1,422       17,035    1,147,033
Unit Fair Values                                $     11.43  $    14.55   $    47.73  $    41.32   $    10.06  $      9.81
                                                         to          to                       to                        to
                                                $     11.73  $    17.28               $    52.26               $     10.39

                                                ---------------------------
                                                   Davis
                                                  Venture   Harris Oakmark
                                                   Value    Focused Value
                                                  Fund E        Fund B
                                                ----------- --------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc. (MetLife):
MetLife Stock Index Portfolio B                 $         -  $         -
   383,067 shares; cost $11,806,648
MetLife FI International Stock B                          -            -
   27,432 shares; cost $242,445
MetLife BlackRock Bond Income Portfolio                   -            -
   175 shares; cost $19,141
MetLife BlackRock Bond Income
 Portfolio B                                              -            -
   584 shares; cost $64,246
MetLife BlackRock Money Market Portfolio                  -            -
   1,713 shares; cost $171,310
MetLife BlackRock Money Market Portfolio
 Portfolio B                                              -            -
   114,440 shares; cost $11,443,997
MetLife Davis Venture Value Fund E               35,309,809            -
   1,147,913 shares; cost $30,231,065
MetLife Harris Oakmark Focused Value Fund B               -   15,888,974
   61,032 shares; cost $13,948,495
                                                -----------  -----------
Total Investments                                35,309,809   15,888,974
Cash and Accounts Receivable                              -            -
Due from MetLife Investors Insurance Company              -            -
                                                -----------  -----------
Total Assets                                     35,309,809   15,888,974
LIABILITIES:
Due to MetLife Investors Insurance Company                -            2
                                                -----------  -----------
NET ASSETS                                      $35,309,809  $15,888,972
                                                ===========  ===========
Outstanding Units                                 2,751,510      980,663
Unit Fair Values                                $     12.61  $     15.94
                                                         to           to
                                                $     36.24  $     16.40

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                               MetLife
                                            -------------------------------------------------------------------------------
                                                                                       Capital     Capital      Salomon
                                             Jennison       MFS            MFS        Guardian    Guardian      Brothers
                                              Growth    Total Return Investors Trust U.S. Equity U.S. Equity Strategic Bond
                                            Portfolio B   Series B      Series B      Series A    Series B    Portfolio B
                                            ----------- ------------ --------------- ----------- ----------- --------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Jennison Growth Portfolio B         $12,356,025  $        -    $        -    $        -  $        -    $        -
   1,002,111 shares; cost $10,163,332
MetLife MFS Total Return Series B                     -      98,163             -             -           -             -
   669 shares; cost $95,809
MetLife MFS Investors Trust Series B                  -           -       392,969             -           -             -
   40,346 shares; cost $310,123
MetLife Capital Guardian U.S. Equity
 Series A                                             -           -             -        83,781           -             -
   6,795 shares; cost $76,200
MetLife Capital Guardian U.S. Equity
 Series B                                             -           -             -             -     348,833             -
   28,430 shares; cost $308,819
MetLife Salomon Brothers Strategic Bond
 Portfolio B                                          -           -             -             -           -        73,298
   5,790 shares; cost $70,875
MetLife Salomon Brothers U.S. Government
 Portfolio B                                          -           -             -             -           -             -
   17,282 shares; cost $209,392
MetLife T. Rowe Price Small-Cap Portfolio B           -           -             -             -           -             -
   5,800 shares; cost $71,540
                                            -----------  ----------    ----------    ----------  ----------    ----------
Total Investments                            12,356,025      98,163       392,969        83,781     348,833        73,298
Cash and Accounts Receivable                          -           -             -             -           -             -
Due from MetLife Investors Insurance
 Company                                              -          11             -             -           1             -
                                            -----------  ----------    ----------    ----------  ----------    ----------
Total Assets                                 12,356,025      98,174       392,969        83,781     348,834        73,298
LIABILITIES:
Due to MetLife Investors Insurance Company            -           -             -             -           -             1
                                            -----------  ----------    ----------    ----------  ----------    ----------
NET ASSETS                                  $12,356,025  $   98,174    $  392,969    $   83,781  $  348,834    $   73,297
                                            ===========  ==========    ==========    ==========  ==========    ==========
Outstanding Units                             1,062,311       3,672        34,370         7,012      29,410         3,670
Unit Fair Values                            $      5.01  $    11.66    $     8.93    $    11.95  $    11.80    $    19.78
                                                     to          to            to                        to            to
                                            $     13.61  $    45.78    $    11.71                $    12.13    $    21.51

                                            ------------------------------
                                                Salomon
                                               Brothers     T. Rowe Price
                                            U.S. Government   Small-Cap
                                              Portfolio B    Portfolio B
                                            --------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Jennison Growth Portfolio B           $        -     $        -
   1,002,111 shares; cost $10,163,332
MetLife MFS Total Return Series B                      -              -
   669 shares; cost $95,809
MetLife MFS Investors Trust Series B                   -              -
   40,346 shares; cost $310,123
MetLife Capital Guardian U.S. Equity
 Series A                                              -              -
   6,795 shares; cost $76,200
MetLife Capital Guardian U.S. Equity
 Series B                                              -              -
   28,430 shares; cost $308,819
MetLife Salomon Brothers Strategic Bond
 Portfolio B                                           -              -
   5,790 shares; cost $70,875
MetLife Salomon Brothers U.S. Government
 Portfolio B                                     210,150              -
   17,282 shares; cost $209,392
MetLife T. Rowe Price Small-Cap Portfolio B            -         86,308
   5,800 shares; cost $71,540
                                              ----------     ----------
Total Investments                                210,150         86,308
Cash and Accounts Receivable                           -              -
Due from MetLife Investors Insurance
 Company                                               -              -
                                              ----------     ----------
Total Assets                                     210,150         86,308
LIABILITIES:
Due to MetLife Investors Insurance Company             1              -
                                              ----------     ----------
NET ASSETS                                    $  210,149     $   86,308
                                              ==========     ==========
Outstanding Units                                 13,519          5,989
Unit Fair Values                              $    14.28     $    14.29
                                                      to             to
                                              $    15.96     $    15.26

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                          MetLife
                                            -------------------------------------------------------------------- ----------
                                                                            Franklin      BlackRock  Oppenhiemer
                                            T. Rowe Price T. Rowe Price    Templeton      Strategic    Global
                                              Large-Cap     Large-Cap   Small-Cap Growth    Value      Equity    High Yield
                                             Portfolio A   Portfolio B    Portfolio B    Portfolio B Portfolio B Portfolio
                                            ------------- ------------- ---------------- ----------- ----------- ----------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Large-Cap Portfolio A  $   21,659    $        -      $        -    $        -  $        -  $        -
   1,601 shares; cost $18,687
MetLife T. Rowe Price Large-Cap Portfolio B           -       344,533               -             -           -           -
   25,578 shares; cost $309,502
MetLife Franklin Templeton Small-Cap
 Growth Portfolio B                                   -             -         187,981             -           -           -
   18,215 shares; cost $180,030
MetLife BlackRock Strategic Value
 Portfolio B                                          -             -               -        32,323           -           -
   1,761 shares; cost $30,926
MetLife Oppenheimer Global Equity
 Portfolio B                                          -             -               -             -       3,889           -
   258 shares; cost $3,703
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                            -             -               -             -           -      72,243
   8,821 shares; cost $72,244
PIMCO Low Duration Portfolio                          -             -               -             -           -           -
   10,111 shares; cost $104,108
PIMCO StocksPLUS Growth & Income
 Portfolio                                            -             -               -             -           -           -
   516 shares; cost $4,008
                                             ----------    ----------      ----------    ----------  ----------  ----------
Total Investments                                21,659       344,533         187,981        32,323       3,889      72,243
Cash and Accounts Receivable                          -             -               -             -           -           -
Due from MetLife Investors Insurance
 Company                                              -             -               -             2           3           2
                                             ----------    ----------      ----------    ----------  ----------  ----------
Total Assets                                     21,659       344,533         187,981        32,325       3,892      72,245
LIABILITIES:
Due to MetLife Investors Insurance Company            2             -               -             -           -           -
                                             ----------    ----------      ----------    ----------  ----------  ----------
NET ASSETS                                   $   21,657    $  344,533      $  187,981    $   32,325  $    3,892  $   72,245
                                             ==========    ==========      ==========    ==========  ==========  ==========
Outstanding Units                                 1,684        27,224          18,768         1,742         218       5,517
Unit Fair Values                             $    12.86    $    12.60      $     9.86    $    18.17  $    16.10  $    13.04
                                                                   to              to            to          to          to
                                                           $    13.29      $    10.09    $    19.25  $    17.82  $    13.31

                                                PIMCO
                                            ------------------------
                                                          StocksPLUS
                                                           Growth &
                                            Low Duration    Income
                                             Portfolio    Portfolio
                                            ------------  ----------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Large-Cap Portfolio A  $        -   $        -
   1,601 shares; cost $18,687
MetLife T. Rowe Price Large-Cap Portfolio B           -            -
   25,578 shares; cost $309,502
MetLife Franklin Templeton Small-Cap
 Growth Portfolio B                                   -            -
   18,215 shares; cost $180,030
MetLife BlackRock Strategic Value
 Portfolio B                                          -            -
   1,761 shares; cost $30,926
MetLife Oppenheimer Global Equity
 Portfolio B                                          -            -
   258 shares; cost $3,703
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                            -            -
   8,821 shares; cost $72,244
PIMCO Low Duration Portfolio                    102,017            -
   10,111 shares; cost $104,108
PIMCO StocksPLUS Growth & Income
 Portfolio                                            -        5,266
   516 shares; cost $4,008
                                             ----------   ----------
Total Investments                               102,017        5,266
Cash and Accounts Receivable                          -            -
Due from MetLife Investors Insurance
 Company                                              -            1
                                             ----------   ----------
Total Assets                                    102,017        5,267
LIABILITIES:
Due to MetLife Investors Insurance Company            -            -
                                             ----------   ----------
NET ASSETS                                   $  102,017   $    5,267
                                             ==========   ==========
Outstanding Units                                 8,448          576
Unit Fair Values                             $    12.04   $     9.15
                                                     to           to
                                             $    12.21   $    13.44

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005


                                                                                                                      Morgan
                                                   PIMCO      Lazard     Pioneer            American Funds            Stanley
                                                 ---------- ---------- ----------- -------------------------------- -----------
                                                   Total    Retirement     VCT       Global   Growth and            UIF Equity
                                                  Return    Small-Cap    Mid-Cap     Growth     Income     Growth   and Income
                                                 Portfolio  Portfolio  Portfolio B   Fund B     Fund B     Fund B   Portfolio B
                                                 ---------- ---------- ----------- ---------- ---------- ---------- -----------
ASSETS:
Investments at Fair Value:
PIMCO Variable Insurance Trust (PIMCO),
 continued:
PIMCO Total Return Portfolio                     $        - $        - $        -  $        - $        - $        -         $-
   - shares; cost $0
Lazard:
Lazard Retirement Small-Cap Portfolio                     -          -          -           -          -          -          -
   - shares; cost $0
Pioneer:
Pioneer VCT Mid-Cap Portfolio B                           -          -          -           -          -          -          -
   - shares; cost $0
American Funds Corp. (American Funds):
American Funds Global Growth Fund B                       -          -          -           -          -          -          -
   - shares; cost $0
American Funds Growth and Income Fund B                   -          -          -           -          -          -          -
   - shares; cost $0
American Funds Growth Fund B                              -          -          -           -          -          -          -
   - shares; cost $0
Morgan Stanley:
Morgan Stanley UIF Equity and Income Portfolio B          -          -          -           -          -          -          -
   - shares; cost $0
Morgan Stanley UIF U.S. Real Estate Portfolio             -          -          -           -          -          -          -
   - shares; cost $0
                                                 ---------- ---------- ----------  ---------- ---------- ---------- ----------
Total Investments                                         -          -          -           -          -          -          -
Cash and Accounts Receivable                              -          -          -           -          -          -          -
Due from MetLife Investors Insurance Company              -          -          -           -          -          -          -
                                                 ---------- ---------- ----------  ---------- ---------- ---------- ----------
Total Assets                                              -          -          -           -          -          -          -
LIABILITIES:
Due to MetLife Investors Insurance Company                -          -          -           -          -          -          -
                                                 ---------- ---------- ----------  ---------- ---------- ---------- ----------
NET ASSETS                                       $        - $        - $        -  $        - $        - $        - $        -
                                                 ========== ========== ==========  ========== ========== ========== ==========
Outstanding Units                                         -          -          -           -          -          -          -
Unit Fair Values                                 $    13.38 $    16.11 $    27.60  $    20.17 $    83.76 $   120.44 $    13.34
                                                                    to         to          to         to         to         to
                                                            $    16.92 $    28.83  $    21.81 $   102.01 $   146.68 $    13.49


                                                 -----------
                                                  UIF U.S.
                                                 Real Estate
                                                  Portfolio
                                                 -----------
ASSETS:
Investments at Fair Value:
PIMCO Variable Insurance Trust (PIMCO),
 continued:
PIMCO Total Return Portfolio                     $        -
   - shares; cost $0
Lazard:
Lazard Retirement Small-Cap Portfolio                     -
   - shares; cost $0
Pioneer:
Pioneer VCT Mid-Cap Portfolio B                           -
   - shares; cost $0
American Funds Corp. (American Funds):
American Funds Global Growth Fund B                       -
   - shares; cost $0
American Funds Growth and Income Fund B                   -
   - shares; cost $0
American Funds Growth Fund B                              -
   - shares; cost $0
Morgan Stanley:
Morgan Stanley UIF Equity and Income Portfolio B          -
   - shares; cost $0
Morgan Stanley UIF U.S. Real Estate Portfolio             -
   - shares; cost $0
                                                 ----------
Total Investments                                         -
Cash and Accounts Receivable                              -
Due from MetLife Investors Insurance Company              -
                                                 ----------
Total Assets                                              -
LIABILITIES:
Due to MetLife Investors Insurance Company                -
                                                 ----------
NET ASSETS                                       $        -
                                                 ==========
Outstanding Units                                         -
Unit Fair Values                                 $    21.80
                                                         to
                                                 $    22.20

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005


                                                               Salomon Brothers                        Van Kampen
                                                    -------------------------------------- -----------------------------------
                                                                                                           LIT
                                                    Variable High Variable   VSF Investors     LIT      Emerging   LIT Growth
                                                     Yield Bond   Small-Cap      Fund       Comstock     Growth    and Income
                                                      Portfolio   Portfolio    Portfolio   Portfolio B Portfolio B Portfolio B
                                                    ------------- ---------- ------------- ----------- ----------- -----------
ASSETS:
Investments at Fair Value:
Salomon Brothers:
Salomon Brothers Variable High Yield Bond Portfolio  $        -   $        -  $        -   $        -  $        -  $        -
   - shares; cost $0
Salomon Brothers Variable Small-Cap Portfolio                 -            -           -            -           -           -
   - shares; cost $0
Salomon Brothers VSF Investors Fund Portfolio                 -            -           -            -           -           -
   - shares; cost $0
Van Kampen:
Van Kampen LIT Comstock Portfolio B                           -            -           -            -           -           -
   - shares; cost $0
Van Kampen LIT Emerging Growth Portfolio B                    -            -           -            -           -           -
   - shares; cost $0
Van Kampen LIT Growth and Income Portfolio B                  -            -           -            -           -           -
   - shares; cost $0
Smith Barney:
Smith Barney Allocation Select Balanced Portfolio             -            -           -            -           -           -
   - shares; cost $0
Smith Barney Allocation Select Growth Portfolio               -            -           -            -           -           -
   - shares; cost $0
                                                     ----------   ----------  ----------   ----------  ----------  ----------
Total Investments                                             -            -           -            -           -           -
Cash and Accounts Receivable                                  -            -           -            -           -           -
Due from MetLife Investors Insurance Company                  -            -           -            -           -           -
                                                     ----------   ----------  ----------   ----------  ----------  ----------
Total Assets                                                  -            -           -            -           -           -
LIABILITIES:
Due to MetLife Investors Insurance Company                    -            -           -            -           -           -
                                                     ----------   ----------  ----------   ----------  ----------  ----------
NET ASSETS                                           $        -   $        -  $        -   $        -  $        -  $        -
                                                     ==========   ==========  ==========   ==========  ==========  ==========
Outstanding Units                                             -            -           -            -           -           -
Unit Fair Values                                     $    14.31   $    11.63  $    13.62   $    13.26  $     4.61  $    12.16
                                                             to           to          to           to          to          to
                                                     $    15.33   $    12.01  $    14.62   $    13.54  $     4.81  $    12.42

                                                        Smith Barney
                                                    ---------------------
                                                    Allocation Allocation
                                                      Select     Select
                                                     Balanced    Growth
                                                    Portfolio  Portfolio
                                                    ---------- ----------
ASSETS:
Investments at Fair Value:
Salomon Brothers:
Salomon Brothers Variable High Yield Bond Portfolio $        - $        -
   - shares; cost $0
Salomon Brothers Variable Small-Cap Portfolio                -          -
   - shares; cost $0
Salomon Brothers VSF Investors Fund Portfolio                -          -
   - shares; cost $0
Van Kampen:
Van Kampen LIT Comstock Portfolio B                          -          -
   - shares; cost $0
Van Kampen LIT Emerging Growth Portfolio B                   -          -
   - shares; cost $0
Van Kampen LIT Growth and Income Portfolio B                 -          -
   - shares; cost $0
Smith Barney:
Smith Barney Allocation Select Balanced Portfolio            -          -
   - shares; cost $0
Smith Barney Allocation Select Growth Portfolio              -          -
   - shares; cost $0
                                                    ---------- ----------
Total Investments                                            -          -
Cash and Accounts Receivable                                 -          -
Due from MetLife Investors Insurance Company                 -          -
                                                    ---------- ----------
Total Assets                                                 -          -
LIABILITIES:
Due to MetLife Investors Insurance Company                   -          -
                                                    ---------- ----------
NET ASSETS                                          $        - $        -
                                                    ========== ==========
Outstanding Units                                            -          -
Unit Fair Values                                    $    14.37 $    13.08
                                                            to         to
                                                    $    14.89 $    13.55

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                               Smith Barney
                                                     --------------------------------------------------------------------------
                                                     Allocation                            Greenwich   Greenwich    Greenwich
                                                       Select    Capital and Equity Index Fundamental    Street       Street
                                                     High Growth   Income        Fund        Value    Appreciation Equity Index
                                                      Portfolio   Portfolio  Portfolio B   Portfolio   Portfolio    Portfolio
                                                     ----------- ----------- ------------ ----------- ------------ ------------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Allocation Select High Growth Portfolio $        -  $        -   $        -  $        -   $        -   $        -
   - shares; cost $0
Smith Barney Capital and Income Portfolio                     -           -            -           -            -            -
   - shares; cost $0
Smith Barney Equity Index Fund Portfolio B                    -           -            -           -            -            -
   - shares; cost $0
Smith Barney Greenwich Fundamental Value Portfolio            -           -            -           -            -            -
   - shares; cost $0
Smith Barney Greenwich Street Appreciation Portfolio          -           -            -           -            -            -
   - shares; cost $0
Smith Barney Greenwich Street Equity Index Portfolio          -           -            -           -            -            -
   - shares; cost $0
Smith Barney IS Dividend Strategy Portfolio                   -           -            -           -            -            -
   - shares; cost $0
Smith Barney IS Growth and Income Portfolio                   -           -            -           -            -            -
   - shares; cost $0
                                                     ----------  ----------   ----------  ----------   ----------   ----------
Total Investments                                             -           -            -           -            -            -
Cash and Accounts Receivable                                  -           -            -           -            -            -
Due from MetLife Investors Insurance Company                  -           -            -           -            -            -
                                                     ----------  ----------   ----------  ----------   ----------   ----------
Total Assets                                                  -           -            -           -            -            -
LIABILITIES:
Due to MetLife Investors Insurance Company                    -           -            -           -            -            -
                                                     ----------  ----------   ----------  ----------   ----------   ----------
NET ASSETS                                           $        -  $        -   $        -  $        -   $        -   $        -
                                                     ==========  ==========   ==========  ==========   ==========   ==========
Outstanding Units                                             -           -            -           -            -            -
Unit Fair Values                                     $    13.59  $    10.61   $     8.54  $    27.73   $    24.91   $    25.69
                                                             to          to           to          to           to
                                                     $    14.08  $    10.64   $     9.03  $    30.92   $    28.31

                                                     -----------------------

                                                     IS Dividend IS Growth
                                                      Strategy   and Income
                                                      Portfolio  Portfolio
                                                     ----------- ----------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Allocation Select High Growth Portfolio $        -  $        -
   - shares; cost $0
Smith Barney Capital and Income Portfolio                     -           -
   - shares; cost $0
Smith Barney Equity Index Fund Portfolio B                    -           -
   - shares; cost $0
Smith Barney Greenwich Fundamental Value Portfolio            -           -
   - shares; cost $0
Smith Barney Greenwich Street Appreciation Portfolio          -           -
   - shares; cost $0
Smith Barney Greenwich Street Equity Index Portfolio          -           -
   - shares; cost $0
Smith Barney IS Dividend Strategy Portfolio                   -           -
   - shares; cost $0
Smith Barney IS Growth and Income Portfolio                   -           -
   - shares; cost $0
                                                     ----------  ----------
Total Investments                                             -           -
Cash and Accounts Receivable                                  -           -
Due from MetLife Investors Insurance Company                  -           -
                                                     ----------  ----------
Total Assets                                                  -           -
LIABILITIES:
Due to MetLife Investors Insurance Company                    -           -
                                                     ----------  ----------
NET ASSETS                                           $        -  $        -
                                                     ==========  ==========
Outstanding Units                                             -           -
Unit Fair Values                                     $     7.85  $     9.11
                                                             to          to
                                                     $     8.25  $     9.34

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                         Smith Barney
                                                  ----------------------------------------------------------
                                                     Multi                               Multi
                                                  Disciplined    Multi       Multi    Disciplined
                                                   Balanced   Disciplined Disciplined   Global     Premier
                                                    All-Cap     All-Cap    Large-Cap    All-Cap   Selections
                                                  Growth and  Growth and  Growth and  Growth and   All-Cap
                                                     Value       Value       Value       Value      Growth
                                                   Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                                  ----------- ----------- ----------- ----------- ----------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Multi Disciplined Balanced All-Cap
 Growth and Value Portfolio                       $        -  $        -  $        -  $        -  $        -
   - shares; cost $0
Smith Barney Multi Disciplined All-Cap Growth and
 Value Portfolio                                           -           -           -           -           -
   - shares; cost $0
Smith Barney Multi Disciplined Large-Cap Growth
 and Value Portfolio                                       -           -           -           -           -
   - shares; cost $0
Smith Barney Multi Disciplined Global All-Cap
 Growth and Value Portfolio                                -           -           -           -           -
   - shares; cost $0
Smith Barney Premier Selections All-Cap Growth
 Portfolio                                                 -           -           -           -           -
   - shares; cost $0
Travelers Series Fund:
Travelers Series Fund Salomon Brothers Adjustable
 Rate Income Portfolio                                     -           -           -           -           -
   - shares; cost $0
Travelers Series Fund Smith Barney Aggressive
 Growth Portfolio                                          -           -           -           -           -
   - shares; cost $0
Travelers Series Fund Smith Barney Large-Cap
 Growth Portfolio                                          -           -           -           -           -
   - shares; cost $0
                                                  ----------  ----------  ----------  ----------  ----------
Total Investments                                          -           -           -           -           -
Cash and Accounts Receivable                               -           -           -           -           -
Due from MetLife Investors Insurance Company               -           -           -           -           -
                                                  ----------  ----------  ----------  ----------  ----------
Total Assets                                               -           -           -           -           -
LIABILITIES:
Due to MetLife Investors Insurance Company                 -           -           -           -           -
                                                  ----------  ----------  ----------  ----------  ----------
NET ASSETS                                        $        -  $        -  $        -  $        -  $        -
                                                  ==========  ==========  ==========  ==========  ==========
Outstanding Units                                          -           -           -           -           -
Unit Fair Values                                  $    12.93  $    14.58  $    14.20  $    15.46  $    11.53
                                                          to          to          to          to          to
                                                  $    13.29  $    15.01  $    14.62  $    15.92  $    11.83

                                                          Travelers Series Fund
                                                  -------------------------------------


                                                    Salomon
                                                   Brothers   Smith Barney  Smith Barney
                                                  Adjustable   Aggressive    Large-Cap
                                                  Rate Income    Growth        Growth
                                                   Portfolio   Portfolio     Portfolio
                                                  ----------- ------------  ------------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Multi Disciplined Balanced All-Cap
 Growth and Value Portfolio                       $        -   $        -    $        -
   - shares; cost $0
Smith Barney Multi Disciplined All-Cap Growth and
 Value Portfolio                                           -            -             -
   - shares; cost $0
Smith Barney Multi Disciplined Large-Cap Growth
 and Value Portfolio                                       -            -             -
   - shares; cost $0
Smith Barney Multi Disciplined Global All-Cap
 Growth and Value Portfolio                                -            -             -
   - shares; cost $0
Smith Barney Premier Selections All-Cap Growth
 Portfolio                                                 -            -             -
   - shares; cost $0
Travelers Series Fund:
Travelers Series Fund Salomon Brothers Adjustable
 Rate Income Portfolio                                     -            -             -
   - shares; cost $0
Travelers Series Fund Smith Barney Aggressive
 Growth Portfolio                                          -            -             -
   - shares; cost $0
Travelers Series Fund Smith Barney Large-Cap
 Growth Portfolio                                          -            -             -
   - shares; cost $0
                                                  ----------   ----------    ----------
Total Investments                                          -            -             -
Cash and Accounts Receivable                               -            -             -
Due from MetLife Investors Insurance Company               -            -             -
                                                  ----------   ----------    ----------
Total Assets                                               -            -             -
LIABILITIES:
Due to MetLife Investors Insurance Company                 -            -             -
                                                  ----------   ----------    ----------
NET ASSETS                                        $        -   $        -    $        -
                                                  ==========   ==========    ==========
Outstanding Units                                          -            -             -
Unit Fair Values                                  $     9.87   $    12.34    $    12.83
                                                          to           to            to
                                                  $    10.06   $    12.75    $    13.74

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                          Travelers Series Fund
                                                ------------------------------------------ ------------
                                                Smith Barney                Smith Barney
                                                 Large-Cap   Smith Barney Social Awareness AIM Capital
                                                   Value     Money Market      Stock       Appreciation
                                                 Portfolio    Portfolio      Portfolio      Portfolio
                                                ------------ ------------ ---------------- ------------
ASSETS:
Investments at Fair Value:
Travelers Series Fund, continued:
Travelers Series Fund Smith Barney Large-Cap
 Value Portfolio                                 $        -   $        -     $        -     $        -
   - shares; cost $0
Travelers Series Fund Smith Barney Money
 Market Portfolio                                         -            -              -              -
   - shares; cost $0
Travelers Series Fund Smith Barney Social
 Awareness Stock Portfolio                                -            -              -              -
   - shares; cost $0
Travelers Series Trust:
Travelers Series Trust AIM Capital Appreciation
 Portfolio                                                -            -              -              -
   - shares; cost $0
Travelers Series Trust Convertible Securities
 Portfolio                                                -            -              -              -
   - shares; cost $0
Travelers Series Trust Equity Income Portfolio            -            -              -              -
   - shares; cost $0
Travelers Series Trust Federated High Yield
 Portfolio                                                -            -              -              -
   - shares; cost $0
Travelers Series Trust Janus Appreciation
 Portfolio                                                -            -              -              -
   - shares; cost $0
                                                 ----------   ----------     ----------     ----------
Total Investments                                         -            -              -              -
Cash and Accounts Receivable                              -            -              -              -
Due from MetLife Investors Insurance Company              -            -              -              -
                                                 ----------   ----------     ----------     ----------
Total Assets                                              -            -              -              -
LIABILITIES:
Due to MetLife Investors Insurance Company                -            -              -              -
                                                 ----------   ----------     ----------     ----------
NET ASSETS                                       $        -   $        -     $        -     $        -
                                                 ==========   ==========     ==========     ==========
Outstanding Units                                         -            -              -              -
Unit Fair Values                                 $    20.51   $    11.66     $    24.85     $    12.78
                                                         to           to             to             to
                                                 $    21.48   $    12.94     $    26.25     $    14.01

                                                        Travelers Series Trust
                                                --------------------------------------------------

                                                Convertible               Federated     Janus
                                                Securities  Equity Income High Yield Appreciation
                                                 Portfolio    Portfolio   Portfolio   Portfolio
                                                ----------- ------------- ---------- ------------
ASSETS:
Investments at Fair Value:
Travelers Series Fund, continued:
Travelers Series Fund Smith Barney Large-Cap
 Value Portfolio                                $        -   $        -   $        -  $        -
   - shares; cost $0
Travelers Series Fund Smith Barney Money
 Market Portfolio                                        -            -            -           -
   - shares; cost $0
Travelers Series Fund Smith Barney Social
 Awareness Stock Portfolio                               -            -            -           -
   - shares; cost $0
Travelers Series Trust:
Travelers Series Trust AIM Capital Appreciation
 Portfolio                                               -            -            -           -
   - shares; cost $0
Travelers Series Trust Convertible Securities
 Portfolio                                               -            -            -           -
   - shares; cost $0
Travelers Series Trust Equity Income Portfolio           -            -            -           -
   - shares; cost $0
Travelers Series Trust Federated High Yield
 Portfolio                                               -            -            -           -
   - shares; cost $0
Travelers Series Trust Janus Appreciation
 Portfolio                                               -            -            -           -
   - shares; cost $0
                                                ----------   ----------   ----------  ----------
Total Investments                                        -            -            -           -
Cash and Accounts Receivable                             -            -            -           -
Due from MetLife Investors Insurance Company             -            -            -           -
                                                ----------   ----------   ----------  ----------
Total Assets                                             -            -            -           -
LIABILITIES:
Due to MetLife Investors Insurance Company               -            -            -           -
                                                ----------   ----------   ----------  ----------
NET ASSETS                                      $        -   $        -   $        -  $        -
                                                ==========   ==========   ==========  ==========
Outstanding Units                                        -            -            -           -
Unit Fair Values                                $    14.48   $    18.53   $    14.56  $    97.10
                                                        to           to           to          to
                                                $    14.93   $    20.15   $    15.40  $   119.00

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                            Travelers Series Trust
                                         ----------------------------------------------------------------------------------
                                                                                             Managed           Managed
                                                         Managed           Managed      Allocation Series Allocation Series
                                                    Allocation Series Allocation Series     Moderate          Moderate
                                         Large-Cap     Aggressive       Conservative       Aggressive       Conservative
                                         Portfolio      Portfolio         Portfolio         Portfolio         Portfolio
                                         ---------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust Large-Cap
 Portfolio                               $        -    $        -        $        -        $        -        $        -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Aggressive Portfolio           -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Conservative
 Portfolio                                        -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate Aggressive
 Portfolio                                        -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate
 Conservative Portfolio                           -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate Portfolio             -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust Mercury Large-Cap
 Core Portfolio                                   -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust MFS Total Return
 Portfolio                                        -             -                 -                 -                 -
   - shares; cost $0
                                         ----------    ----------        ----------        ----------        ----------
Total Investments                                 -             -                 -                 -                 -
Cash and Accounts Receivable                      -             -                 -                 -                 -
                                         ----------    ----------        ----------        ----------        ----------
Due from MetLife Investors Insurance
 Company                                          -             -                 -                 -                 -
                                         ----------    ----------        ----------        ----------        ----------
Total Assets                                      -             -                 -                 -                 -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                          -             -                 -                 -                 -
                                         ----------    ----------        ----------        ----------        ----------
NET ASSETS                               $        -    $        -        $        -        $        -        $        -
                                         ==========    ==========        ==========        ==========        ==========
Outstanding Units                                 -             -                 -                 -                 -
Unit Fair Values                         $    15.58    $    11.08        $    10.25        $    10.81        $    10.47
                                                 to            to                to                to                to
                                         $    16.95    $    11.14        $    10.32        $    10.87        $    10.53

                                         ------------------------------------------

                                              Managed       Mercury
                                         Allocation Series Large-Cap      MFS
                                             Moderate        Core     Total Return
                                             Portfolio     Portfolio   Portfolio
                                         ----------------- ---------- ------------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust Large-Cap
 Portfolio                                  $        -     $        -  $        -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Aggressive Portfolio              -              -           -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Conservative
 Portfolio                                           -              -           -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate Aggressive
 Portfolio                                           -              -           -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate
 Conservative Portfolio                              -              -           -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate Portfolio                -              -           -
   - shares; cost $0
Travelers Series Trust Mercury Large-Cap
 Core Portfolio                                      -              -           -
   - shares; cost $0
Travelers Series Trust MFS Total Return
 Portfolio                                           -              -           -
   - shares; cost $0
                                            ----------     ----------  ----------
Total Investments                                    -              -           -
Cash and Accounts Receivable                         -              -           -
                                            ----------     ----------  ----------
Due from MetLife Investors Insurance
 Company                                             -              -           -
                                            ----------     ----------  ----------
Total Assets                                         -              -           -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             -              -           -
                                            ----------     ----------  ----------
NET ASSETS                                  $        -     $        -  $        -
                                            ==========     ==========  ==========
Outstanding Units                                    -              -           -
Unit Fair Values                            $    10.69     $     9.43  $    22.17
                                                    to             to          to
                                            $    10.75     $    10.12  $    24.60

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      Travelers Series Trust
                                                -----------------------------------------------------------------------------
                                                                       Pioneer    Pioneer     Style Focus      Style Focus
                                                            Pioneer    Mid-Cap   Strategic  Series Small-Cap Series Small-Cap
                                                MFS Value    Fund       Value     Income         Growth           Value
                                                Portfolio  Portfolio  Portfolio  Portfolio     Portfolio        Portfolio
                                                ---------- ---------- ---------- ---------- ---------------- ----------------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust MFS Value Portfolio      $        - $        - $        - $        -    $        -       $        -
   - shares; cost $0
Travelers Series Trust Pioneer Fund Portfolio            -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust Pioneer Mid-Cap Value
 Portfolio                                               -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust Pioneer Strategic Income
 Portfolio                                               -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust Style Focus Series
 Small-Cap Growth Portfolio                              -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust Style Focus Series
 Small-Cap Value Portfolio                               -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust Travelers Managed
 Income Portfolio                                        -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust U.S. Government
 Securities Portfolio                                    -          -          -          -             -                -
   - shares; cost $0
                                                ---------- ---------- ---------- ----------    ----------       ----------
Total Investments                                        -          -          -          -             -                -
Cash and Accounts Receivable                             -          -          -          -             -                -
Due from MetLife Investors Insurance Company             -          -          -          -             -                -
                                                ---------- ---------- ---------- ----------    ----------       ----------
Total Assets                                             -          -          -          -             -                -
LIABILITIES:
Due to MetLife Investors Insurance Company               -          -          -          -             -                -
                                                ---------- ---------- ---------- ----------    ----------       ----------
NET ASSETS                                      $        - $        - $        - $        -    $        -       $        -
                                                ========== ========== ========== ==========    ==========       ==========
Outstanding Units                                        -          -          -          -             -                -
Unit Fair Values                                $    12.66 $    15.48 $    10.81 $    16.62    $    11.35       $    11.18
                                                        to         to         to         to            to               to
                                                $    13.54 $    17.23 $    10.88 $    18.33    $    11.43       $    11.25

                                                ----------------------
                                                Travelers     U.S.
                                                 Managed   Government
                                                 Income    Securities
                                                Portfolio  Portfolio
                                                ---------- ----------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust MFS Value Portfolio      $        - $        -
   - shares; cost $0
Travelers Series Trust Pioneer Fund Portfolio            -          -
   - shares; cost $0
Travelers Series Trust Pioneer Mid-Cap Value
 Portfolio                                               -          -
   - shares; cost $0
Travelers Series Trust Pioneer Strategic Income
 Portfolio                                               -          -
   - shares; cost $0
Travelers Series Trust Style Focus Series
 Small-Cap Growth Portfolio                              -          -
   - shares; cost $0
Travelers Series Trust Style Focus Series
 Small-Cap Value Portfolio                               -          -
   - shares; cost $0
Travelers Series Trust Travelers Managed
 Income Portfolio                                        -          -
   - shares; cost $0
Travelers Series Trust U.S. Government
 Securities Portfolio                                    -          -
   - shares; cost $0
                                                ---------- ----------
Total Investments                                        -          -
Cash and Accounts Receivable                             -          -
Due from MetLife Investors Insurance Company             -          -
                                                ---------- ----------
Total Assets                                             -          -
LIABILITIES:
Due to MetLife Investors Insurance Company               -          -
                                                ---------- ----------
NET ASSETS                                      $        - $        -
                                                ========== ==========
Outstanding Units                                        -          -
Unit Fair Values                                $    14.22 $    19.02
                                                        to         to
                                                $    15.77 $    20.68

See accompanying notes to financial statements.

                                                                    (Concluded)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------
                                           Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett
                                           Growth and      Growth and         Bond            Bond           Mid-Cap
                                             Income          Income         Debenture       Debenture         Value
                                            Portfolio      Portfolio B      Portfolio      Portfolio B      Portfolio
                                         --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       27,810  $      798,331  $        6,906  $      835,132  $       13,104
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                  11,673         390,906           1,881         280,828           3,788
  Administrative fee                              1,417          68,900             226          49,580             460
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                               13,090         459,806           2,107         330,408           4,248
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                 14,720         338,525           4,799         504,724           8,856
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         28,189       1,142,681             665         367,346          14,111
  Change in unrealized appreciation
   (depreciation) of investments                (23,747)     (1,119,384)         (4,655)       (938,991)         (2,307)
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      4,442          23,297          (3,990)       (571,645)         11,804
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       19,162  $      361,822  $          809  $      (66,921) $       20,660
                                         ==============  ==============  ==============  ==============  ==============

                                         ------------------------------
                                          Lord Abbett     Met/Putnam
                                            Mid-Cap         Capital
                                             Value       Opportunities
                                          Portfolio B     Portfolio A
                                         -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       50,937 $          383
                                         -------------- --------------
Expenses:
  Mortality and expense charges                  12,387          1,550
  Administrative fee                              2,329            188
                                         -------------- --------------
    Total Expenses                               14,716          1,738
                                         -------------- --------------
    Net investment (loss) income                 36,221         (1,355)
                                         -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         32,192          1,694
  Change in unrealized appreciation
   (depreciation) of investments                  6,907         10,324
                                         -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                     39,099         12,018
                                         -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       75,320 $       10,663
                                         ============== ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                          Met Investors
                                         -------------------------------------------------------------------------------
                                           Met/Putnam     Oppenheimer     Oppenheimer                         Janus
                                             Capital        Capital         Capital           Money        Aggressive
                                          Opportunities   Appreciation    Appreciation       Market          Growth
                                           Portfolio B    Portfolio A     Portfolio B    Portfolio B (a)   Portfolio A
                                         --------------  --------------  --------------  --------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $           15  $        1,021  $      172,969  $       27,401  $          153
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                     178           1,209         244,889          21,759           1,697
  Administrative fee                                 55             146          43,319           3,834             206
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                                  233           1,355         288,208          25,593           1,903
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                   (218)           (334)       (115,239)          1,808          (1,750)
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          4,871             120          (5,021)              -           1,587
  Change in unrealized appreciation
   (depreciation) of investments                 (3,223)          3,985         565,732               -          16,534
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      1,648           4,105         560,711               -          18,121
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $        1,430  $        3,771  $      445,472  $        1,808  $       16,371
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                              Janus        Lord Abbett
                                           Aggressive        Growth
                                             Growth        Opportunity
                                           Portfolio B      Portfolio
                                         --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       10,581  $        9,544
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 132,566           1,684
  Administrative fee                             23,377             204
                                         --------------  --------------
    Total Expenses                              155,943           1,888
                                         --------------  --------------
    Net investment (loss) income               (145,362)          7,656
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        394,917           6,810
  Change in unrealized appreciation
   (depreciation) of investments                670,147          (9,891)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  1,065,064          (3,081)
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      919,702  $        4,575
                                         ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                        Met Investors
                                         ------------------------------------------------------------------------------
                                           Lord Abbett       PIMCO           PIMCO             RCM       T. Rowe Price
                                             Growth       Total Return    Total Return       Global         Mid-Cap
                                           Opportunity        Bond            Bond         Technology       Growth
                                           Portfolio B    Portfolio A     Portfolio B      Portfolio B    Portfolio A
                                         --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        8,006  $           99  $      117,461  $       17,759  $          282
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                   1,141             175         233,990          32,575             153
  Administrative fee                                266              22          41,719           5,765              20
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                                1,407             197         275,709          38,340             173
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                  6,599             (98)       (158,248)        (20,581)            109
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          6,240               3         (59,312)         (9,618)             65
  Change in unrealized appreciation
   (depreciation) of investments                 (8,706)            229         297,006         200,224           1,375
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     (2,466)            232         237,694         190,606           1,440
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $        4,133  $          134  $       79,446  $      170,025  $        1,549
                                         ==============  ==============  ==============  ==============  ==============

                                         ------------------------------
                                         T. Rowe Price       MFS
                                            Mid-Cap       Research
                                            Growth      International
                                          Portfolio B     Portfolio
                                         -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      222,594 $       15,157
                                         -------------- --------------
Expenses:
  Mortality and expense charges                 115,468          2,876
  Administrative fee                             20,651            357
                                         -------------- --------------
    Total Expenses                              136,119          3,233
                                         -------------- --------------
    Net investment (loss) income                 86,475         11,924
                                         -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        240,697         14,521
  Change in unrealized appreciation
   (depreciation) of investments                757,999         17,959
                                         -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                    998,696         32,480
                                         -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,085,171 $       44,404
                                         ============== ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         -----------------------------------------------------------------------------
                                              MFS                          Met/AIM         Harris       Third Avenue
                                           Research         Lazard        Small-Cap        Oakmark        Small-Cap
                                         International      Mid-Cap        Growth       International       Value
                                          Portfolio B     Portfolio B    Portfolio B     Portfolio B    Portfolio (b)
                                         -------------- --------------  -------------- --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      688,023 $      720,962  $      215,051 $      274,672  $          275
                                         -------------- --------------  -------------- --------------  --------------
Expenses:
  Mortality and expense charges                 168,499         89,375         140,481        276,638             816
  Administrative fee                             29,612         15,932          24,758         48,385              98
                                         -------------- --------------  -------------- --------------  --------------
    Total Expenses                              198,111        105,307         165,239        325,023             914
                                         -------------- --------------  -------------- --------------  --------------
    Net investment (loss) income                489,912        615,655          49,812        (50,351)           (639)
                                         -------------- --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        552,211        199,035         115,671      1,099,930             114
  Change in unrealized appreciation
   (depreciation) of investments                706,484       (420,471)        401,669      1,263,576          17,262
                                         -------------- --------------  -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  1,258,695       (221,436)        517,340      2,363,506          17,376
                                         -------------- --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,748,607 $      394,219  $      567,152 $    2,313,155  $       16,737
                                         ============== ==============  ============== ==============  ==============

                                         -------------------------------
                                          Third Avenue       PIMCO
                                           Small-Cap       Inflation
                                             Value       Protected Bond
                                          Portfolio B     Portfolio B
                                         --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       52,991  $       37,262
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 237,406         313,201
  Administrative fee                             41,466          54,886
                                         --------------  --------------
    Total Expenses                              278,872         368,087
                                         --------------  --------------
    Net investment (loss) income               (225,881)       (330,825)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,169,704         168,032
  Change in unrealized appreciation
   (depreciation) of investments              1,143,634          71,576
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  2,313,338         239,608
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    2,087,457  $      (91,217)
                                         ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         ------------------------------------------------------------------------------
                                           Lord Abbett      Neuberger       Neuberger       Turner       Goldman Sachs
                                            America's        Berman          Berman         Mid-Cap         Mid-Cap
                                              Value        Real Estate     Real Estate      Growth           Value
                                           Portfolio B    Portfolio (b)    Portfolio B    Portfolio B     Portfolio B
                                         --------------  --------------  --------------  -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $          188  $           89  $        7,149  $      132,952 $      660,614
                                         --------------  --------------  --------------  -------------- --------------
Expenses:
  Mortality and expense charges                     773             609          74,017          51,512         99,911
  Administrative fee                                202              73          13,158           9,023         17,318
                                         --------------  --------------  --------------  -------------- --------------
    Total Expenses                                  975             682          87,175          60,535        117,229
                                         --------------  --------------  --------------  -------------- --------------
    Net investment (loss) income                   (787)           (593)        (80,026)         72,417        543,385
                                         --------------  --------------  --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         10,579             254         465,475         179,863        248,303
  Change in unrealized appreciation
   (depreciation) of investments                 (7,527)         10,185         157,985          46,038       (117,526)
                                         --------------  --------------  --------------  -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                      3,052          10,439         623,460         225,901        130,777
                                         --------------  --------------  --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $        2,265  $        9,846  $      543,434  $      298,318 $      674,162
                                         ==============  ==============  ==============  ============== ==============

                                         -------------------------------
                                            Defensive      Moderate
                                            Strategy       Strategy
                                          Fund of Funds  Fund of Funds
                                           Portfolio B    Portfolio B
                                         --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      159,229  $      566,637
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 148,840         447,967
  Administrative fee                             26,338          77,846
                                         --------------  --------------
    Total Expenses                              175,178         525,813
                                         --------------  --------------
    Net investment (loss) income                (15,949)         40,824
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         11,738          36,069
  Change in unrealized appreciation
   (depreciation) of investments                456,555       1,671,717
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    468,293       1,707,786
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      452,344  $    1,748,610
                                         ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         ------------------------------------------------------------------------------
                                           Balanced         Growth        Aggressive                       Cyclical
                                           Strategy        Strategy        Strategy     Cyclical Growth Growth & Income
                                         Fund of Funds   Fund of Funds   Fund of Funds        ETF             ETF
                                          Portfolio B     Portfolio B     Portfolio B   Portfolio B (d) Portfolio B (d)
                                         -------------- --------------  --------------  --------------- ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,380,083 $    1,543,916  $      231,663  $            -              $-
                                         -------------- --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 984,077      1,417,451         207,195               4               -
  Administrative fee                            169,742        244,207          36,835               -               -
                                         -------------- --------------  --------------  --------------  --------------
    Total Expenses                            1,153,819      1,661,658         244,030               4               -
                                         -------------- --------------  --------------  --------------  --------------
    Net investment (loss) income                226,264       (117,742)        (12,367)             (4)              -
                                         -------------- --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         44,281      1,207,774          58,514               -               -
  Change in unrealized appreciation
   (depreciation) of investments              5,089,576      8,568,944       1,676,228            (453)              -
                                         -------------- --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  5,133,857      9,776,718       1,734,742            (453)              -
                                         -------------- --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    5,360,121 $    9,658,976  $    1,722,375  $         (457) $            -
                                         ============== ==============  ==============  ==============  ==============

                                         -------------------------------

                                            VanKampen      Legg Mason
                                            ComStock      Value Equity
                                         Portfolio B (b) Portfolio B (c)
                                         --------------- ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       17,023  $            -
                                         --------------  --------------
Expenses:
  Mortality and expense charges                   5,291               5
  Administrative fee                                928               -
                                         --------------  --------------
    Total Expenses                                6,219               5
                                         --------------  --------------
    Net investment (loss) income                 10,804              (5)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         (6,771)              -
  Change in unrealized appreciation
   (depreciation) of investments                  8,208            (324)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      1,437            (324)
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       12,241  $         (329)
                                         ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period from November 7, 2005 to December 31, 2005
(d) For the period from September 30, 2005 to December 31, 2005


See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                            Russell
                                         -----------------------------------------------------------------------------
                                           Multi-Style     Aggressive                                    Real Estate
                                             Equity          Equity         Non-U.S.       Core Bond     Securities
                                              Fund            Fund            Fund           Fund           Fund
                                         --------------  --------------  -------------- --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        1,927  $        3,500  $          633 $       12,793  $        7,147
                                         --------------  --------------  -------------- --------------  --------------
Expenses:
  Mortality and expense charges                   2,233             449             495          3,483             789
  Administrative fee                                270              55              60            423              99
                                         --------------  --------------  -------------- --------------  --------------
    Total Expenses                                2,503             504             555          3,906             888
                                         --------------  --------------  -------------- --------------  --------------
    Net investment (loss) income                   (576)          2,996              78          8,887           6,259
                                         --------------  --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                            311             176             410             38             449
  Change in unrealized appreciation
   (depreciation) of investments                 10,496          (1,405)          4,158         (7,237)            320
                                         --------------  --------------  -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     10,807          (1,229)          4,568         (7,199)            769
                                         --------------  --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       10,231  $        1,767  $        4,646 $        1,688  $        7,028
                                         ==============  ==============  ============== ==============  ==============

                                                      AIM
                                         ------------------------------
                                            Capital         Capital
                                          Appreciation    Appreciation
                                              Fund           Fund B
                                         --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $           44  $            -
                                         --------------  --------------
Expenses:
  Mortality and expense charges                     889               -
  Administrative fee                                108               -
                                         --------------  --------------
    Total Expenses                                  997               -
                                         --------------  --------------
    Net investment (loss) income                   (953)              -
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         (2,318)              -
  Change in unrealized appreciation
   (depreciation) of investments                  8,370               -
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      6,052               -
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $        5,099  $            -
                                         ==============  ==============


See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                           AIM                                  Alliance
                                             ------------------------------  -----------------------------------------------
                                                                                Bernstein         Bernstein       Bernstein
                                              International   International    Real Estate       Real Estate      Large-Cap
                                                 Growth          Growth        Investment        Investment        Growth
                                                  Fund           Fund B       Portfolio (a)    Portfolio B (a) Portfolio B (c)
                                             --------------  --------------  --------------    --------------- ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $           82  $          429  $            -    $            -  $            -
                                             --------------  --------------  --------------    --------------  --------------
Expenses:
  Mortality and expense charges                         184             376             246               959               -
  Administrative fee                                     28              77              32               226               -
                                             --------------  --------------  --------------    --------------  --------------
    Total Expenses                                      212             453             278             1,185               -
                                             --------------  --------------  --------------    --------------  --------------
    Net investment (loss) income                       (130)            (24)           (278)           (1,185)              -
                                             --------------  --------------  --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       1,586              80          23,188            74,845               -
  Change in unrealized appreciation
   (depreciation) of investments                        (22)          8,080         (24,887)          (85,440)              -
                                             --------------  --------------  --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          1,564           8,160          (1,699)          (10,595)              -
                                             --------------  --------------  --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $        1,434  $        8,136  $       (1,977)   $      (11,780) $            -
                                             ==============  ==============  ==============    ==============  ==============

                                                       Scudder II
                                             -----------------------------
                                                                Dreman
                                               Small-Cap       Small-Cap
                                                Growth           Value
                                               Portfolio     Portfolio (a)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $        8,724
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -            355
  Administrative fee                                      -             47
                                             -------------- --------------
    Total Expenses                                        -            402
                                             -------------- --------------
    Net investment (loss) income                          -          8,322
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -         27,397
  Change in unrealized appreciation
   (depreciation) of investments                          -        (41,220)
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -        (13,823)
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $       (5,501)
                                             ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                               Scudder II                                        MFS
                                             -------------- --------------------------------------------------------------
                                               Government     Investors       Investors         High            High
                                               Securities       Trust           Trust          Income          Income
                                               Portfolio      Series (a)      Series B       Series (a)     Series B (a)
                                             -------------- --------------  -------------- --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $           30  $            - $          362  $       28,103
                                             -------------- --------------  -------------- --------------  --------------
Expenses:
  Mortality and expense charges                           -             17               -             18           1,563
  Administrative fee                                      -              4               -              3             352
                                             -------------- --------------  -------------- --------------  --------------
    Total Expenses                                        -             21               -             21           1,915
                                             -------------- --------------  -------------- --------------  --------------
    Net investment (loss) income                          -              9               -            341          26,188
                                             -------------- --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -            155               -           (233)         (2,007)
  Change in unrealized appreciation
   (depreciation) of investments                          -           (383)              -           (286)        (37,846)
                                             -------------- --------------  -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                              -           (228)              -           (519)        (39,853)
                                             -------------- --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $         (219) $            - $         (178) $      (13,665)
                                             ============== ==============  ============== ==============  ==============

                                                                Oppenheimer
                                             ---------------   --------------
                                                  New             Capital
                                               Discovery        Appreciation
                                              Series B (a)        Fund (c)
                                             --------------    --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -    $            -
                                             --------------    --------------
Expenses:
  Mortality and expense charges                       1,222                 -
  Administrative fee                                    274                 -
                                             --------------    --------------
    Total Expenses                                    1,496                 -
                                             --------------    --------------
    Net investment (loss) income                     (1,496)                -
                                             --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                        (153)                -
  Change in unrealized appreciation
   (depreciation) of investments                    (47,653)                -
                                             --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                        (47,806)                -
                                             --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $      (49,302)   $            -
                                             ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                Putnam
                                             -----------------------------------------------------------------------------
                                                Growth &       Growth &         Equity
                                                 Income         Income          Income           Vista          Vista
                                                  Fund          Fund B          Fund B           Fund           Fund B
                                             -------------- --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        2,301 $          603  $        1,611  $            -  $            -
                                             -------------- --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       1,566            191             575           5,623               -
  Administrative fee                                    190             96             135             675               -
                                             -------------- --------------  --------------  --------------  --------------
    Total Expenses                                    1,756            287             710           6,298               -
                                             -------------- --------------  --------------  --------------  --------------
    Net investment (loss) income                        545            316             901          (6,298)              -
                                             -------------- --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                         461          1,631          11,126          (3,968)              -
  Change in unrealized appreciation
   (depreciation) of investments                      4,235           (433)        (10,369)         59,392               8
                                             -------------- --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          4,696          1,198             757          55,424               8
                                             -------------- --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $        5,241 $        1,514  $        1,658  $       49,126  $            8
                                             ============== ==============  ==============  ==============  ==============

                                             ------------------------------
                                               Small-Cap     International
                                                 Value          Equity
                                               Fund B (c)      Fund (a)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $        1,816
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -            405
  Administrative fee                                      -             53
                                             -------------- --------------
    Total Expenses                                        -            458
                                             -------------- --------------
    Net investment (loss) income                          -          1,358
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -         (5,035)
  Change in unrealized appreciation
   (depreciation) of investments                          -          1,001
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -         (4,034)
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $       (2,676)
                                             ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                 Putnam                                               Templeton
                                             --------------  --------------------------------------------------------------
                                                                                               Developing     Developing
                                              International     Foreign         Foreign         Markets        Markets
                                                 Equity        Securities      Securities      Securities     Securities
                                               Fund B (a)         Fund           Fund B           Fund          Fund B
                                             --------------  --------------  --------------  -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          280  $        1,039  $        2,801  $        1,169 $        3,245
                                             --------------  --------------  --------------  -------------- --------------
Expenses:
  Mortality and expense charges                          72           1,004           2,928           1,007          3,118
  Administrative fee                                     11             123             628             126            674
                                             --------------  --------------  --------------  -------------- --------------
    Total Expenses                                       83           1,127           3,556           1,133          3,792
                                             --------------  --------------  --------------  -------------- --------------
    Net investment (loss) income                        197             (88)           (755)             36           (547)
                                             --------------  --------------  --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       3,616            (249)          8,045           1,693          5,798
  Change in unrealized appreciation
   (depreciation) of investments                     (4,366)          7,442          16,903          17,739         60,306
                                             --------------  --------------  --------------  -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                           (750)          7,193          24,948          19,432         66,104
                                             --------------  --------------  --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $         (553) $        7,105  $       24,193  $       19,468 $       65,557
                                             ==============  ==============  ==============  ============== ==============

                                             ------------------------------

                                                 Growth     Mutual Shares
                                               Securities    Securities
                                                 Fund B      Fund B (c)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -              -
  Administrative fee                                      -              -
                                             -------------- --------------
    Total Expenses                                        -              -
                                             -------------- --------------
    Net investment (loss) income                          -              -
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -
                                             ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                           Templeton                                      Fidelity
                                         -------------- --------------------------------------------------------------
                                          VIP Income
                                          Securities    Equity-Income      Growth        High Income       Mid-Cap
                                         Portfolio (c)   Portfolio B     Portfolio B   Portfolio B (a) Portfolio B (c)
                                         -------------- -------------- --------------  --------------- ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            - $        1,858 $        1,044  $            -  $            -
                                         -------------- -------------- --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       -            456          5,990               -               -
  Administrative fee                                  -            104          1,280               -               -
                                         -------------- -------------- --------------  --------------  --------------
    Total Expenses                                    -            560          7,270               -               -
                                         -------------- -------------- --------------  --------------  --------------
    Net investment (loss) income                      -          1,298         (6,226)              -               -
                                         -------------- -------------- --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -             19          2,473               -               -
  Change in unrealized appreciation
   (depreciation) of investments                      -            434         36,187               -               -
                                         -------------- -------------- --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          -            453         38,660               -               -
                                         -------------- -------------- --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $            - $        1,751 $       32,434  $            -  $            -
                                         ============== ============== ==============  ==============  ==============

                                                            MetLife
                                         -----------------------------

                                          Contrafund      Stock Index
                                         Portfolio (c)    Portfolio B
                                         -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            - $      133,881
                                         -------------- --------------
Expenses:
  Mortality and expense charges                       -        148,794
  Administrative fee                                  -         26,598
                                         -------------- --------------
    Total Expenses                                    -        175,392
                                         -------------- --------------
    Net investment (loss) income                      -        (41,511)
                                         -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -        613,648
  Change in unrealized appreciation
   (depreciation) of investments                      -       (159,135)
                                         -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                          -        454,513
                                         -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $            - $      413,002
                                         ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                            MetLife
                                         ------------------------------------------------------------------------------

                                               FI          Met/Putnam       BlackRock       BlackRock      BlackRock
                                          International      Voyager       Bond Income     Bond Income    Money Market
                                             Stock B     Portfolio B (a)    Portfolio      Portfolio B     Portfolio
                                         --------------  --------------- --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        1,646  $           38  $        1,114  $        1,380  $        4,842
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                   4,047              16             257             455           2,112
  Administrative fee                                880               9              33              96             256
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                                4,927              25             290             551           2,368
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                 (3,281)             13             824             829           2,474
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         21,781            (734)             14             (22)              -
  Change in unrealized appreciation
   (depreciation) of investments                 32,393             (94)           (630)           (457)              -
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     54,174            (828)           (616)           (479)              -
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       50,893  $         (815) $          208  $          350  $        2,474
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                                              Davis
                                            BlackRock        Venture
                                          Money Market        Value
                                         Portfolio B (b)     Fund E
                                         --------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      143,062  $      168,454
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  66,590         459,940
  Administrative fee                             11,795          81,504
                                         --------------  --------------
    Total Expenses                               78,385         541,444
                                         --------------  --------------
    Net investment (loss) income                 64,677        (372,990)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -       1,278,107
  Change in unrealized appreciation
   (depreciation) of investments                      -       1,742,393
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          -       3,020,500
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       64,677  $    2,647,510
                                         ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                             MetLife
                                         -------------------------------------------------------------------------------
                                                                                                             Capital
                                         Harris Oakmark     Jennison          MFS              MFS          Guardian
                                         Focused Value       Growth       Total Return   Investors Trust   U.S. Equity
                                             Fund B        Portfolio B      Series B        Series B        Series A
                                         --------------  --------------  --------------  --------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      136,690  $            -  $        1,074  $          852  $           26
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 198,602         157,650             556           4,681           1,214
  Administrative fee                             34,644          27,520             148           1,009             151
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                              233,246         185,170             704           5,690           1,365
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                (96,556)       (185,170)            370          (4,838)         (1,339)
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        433,994         343,140           2,227          16,735           1,739
  Change in unrealized appreciation
   (depreciation) of investments                664,485         985,639          (1,402)          7,587           3,558
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  1,098,479       1,328,779             825          24,322           5,297
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,001,923  $    1,143,609  $        1,195  $       19,484  $        3,958
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                             Capital        Salomon
                                            Guardian        Brothers
                                           U.S. Equity   Strategic Bond
                                            Series B      Portfolio B
                                         --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $        3,510
                                         --------------  --------------
Expenses:
  Mortality and expense charges                   3,805             842
  Administrative fee                                737             176
                                         --------------  --------------
    Total Expenses                                4,542           1,018
                                         --------------  --------------
    Net investment (loss) income                 (4,542)          2,492
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         10,932             289
  Change in unrealized appreciation
   (depreciation) of investments                  6,975          (1,966)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     17,907          (1,677)
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       13,365  $          815
                                         ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                 MetLife
                                             --------------------------------------------------------------------------------
                                                 Salomon                                                         Franklin
                                                Brothers      T. Rowe Price   T. Rowe Price   T. Rowe Price     Templeton
                                             U.S. Government    Small-Cap       Large-Cap       Large-Cap    Small-Cap Growth
                                             Portfolio B (b)   Portfolio B     Portfolio A     Portfolio B     Portfolio B
                                             --------------- --------------  --------------  --------------  ----------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $            -  $          114  $          925   $        1,530
                                             --------------  --------------  --------------  --------------   --------------
Expenses:
  Mortality and expense charges                       1,053           1,023             271           3,284            1,013
  Administrative fee                                    204             220              33             668              216
                                             --------------  --------------  --------------  --------------   --------------
    Total Expenses                                    1,257           1,243             304           3,952            1,229
                                             --------------  --------------  --------------  --------------   --------------
    Net investment (loss) income                     (1,257)         (1,243)           (190)         (3,027)             301
                                             --------------  --------------  --------------  --------------   --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                        (488)          2,045           1,239           5,380              172
  Change in unrealized appreciation
   (depreciation) of investments                        758           7,084            (200)         17,932            7,699
                                             --------------  --------------  --------------  --------------   --------------
    Net realized and unrealized gains
     (losses) on investments                            270           9,129           1,039          23,312            7,871
                                             --------------  --------------  --------------  --------------   --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $         (987) $        7,886  $          849  $       20,285   $        8,172
                                             ==============  ==============  ==============  ==============   ==============

                                             -------------------------------
                                                BlackRock      Oppenheimer
                                                Strategic        Global
                                                  Value          Equity
                                               Portfolio B   Portfolio B (b)
                                             --------------  ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        1,951  $            -
                                             --------------  --------------
Expenses:
  Mortality and expense charges                         334               6
  Administrative fee                                     83               3
                                             --------------  --------------
    Total Expenses                                      417               9
                                             --------------  --------------
    Net investment (loss) income                      1,534              (9)
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          37             (33)
  Change in unrealized appreciation
   (depreciation) of investments                       (292)            186
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                           (255)            153
                                             --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $        1,279  $          144
                                             ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                             Dreyfus                                 PIMCO
                                         --------------- -------------------------------------------------------------
                                                                                             StocksPLUS
                                              Stock                                           Growth &        Total
                                              Index        High Yield     Low Duration         Income        Return
                                         Portfolio B (a)   Portfolio       Portfolio         Portfolio      Portfolio
                                         --------------- --------------  --------------    -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $        2,524  $        3,096    $          119 $            -
                                         --------------  --------------  --------------    -------------- --------------
Expenses:
  Mortality and expense charges                       -             444           1,200                63              -
  Administrative fee                                  -             100             239                 7              -
                                         --------------  --------------  --------------    -------------- --------------
    Total Expenses                                    -             544           1,439                70              -
                                         --------------  --------------  --------------    -------------- --------------
    Net investment (loss) income                      -           1,980           1,657                49              -
                                         --------------  --------------  --------------    -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -               3             (11)               27              -
  Change in unrealized appreciation
   (depreciation) of investments                      -            (397)         (2,058)               22              -
                                         --------------  --------------  --------------    -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                          -            (394)         (2,069)               49              -
                                         --------------  --------------  --------------    -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $            -  $        1,586  $         (412)   $           98 $            -
                                         ==============  ==============  ==============    ============== ==============

                                            Lazard          Pioneer
                                         -------------- ---------------

                                          Retirement          VCT
                                           Small-Cap        Mid-Cap
                                         Portfolio (c)  Portfolio B (c)
                                         -------------- ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            - $            -
                                         -------------- --------------
Expenses:
  Mortality and expense charges                       -              -
  Administrative fee                                  -              -
                                         -------------- --------------
    Total Expenses                                    -              -
                                         -------------- --------------
    Net investment (loss) income                      -              -
                                         -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -              -
  Change in unrealized appreciation
   (depreciation) of investments                      -              -
                                         -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                          -              -
                                         -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $            - $            -
                                         ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                            American Funds                        Morgan Stanley
                                             -------------------------------------------- ------------------------------
                                                 Global       Growth and                    UIF Equity      UIF U.S.
                                                 Growth         Income         Growth       and Income     Real Estate
                                               Fund B (c)     Fund B (c)     Fund B (c)   Portfolio B (c) Portfolio (c)
                                             -------------- -------------- -------------- --------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            - $            - $            -  $            -
                                             -------------- -------------- -------------- --------------  --------------
Expenses:
  Mortality and expense charges                           -              -              -              -               -
  Administrative fee                                      -              -              -              -               -
                                             -------------- -------------- -------------- --------------  --------------
    Total Expenses                                        -              -              -              -               -
                                             -------------- -------------- -------------- --------------  --------------
    Net investment (loss) income                          -              -              -              -               -
                                             -------------- -------------- -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -              -              -               -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -              -              -               -
                                             -------------- -------------- -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -              -              -               -
                                             -------------- -------------- -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            - $            - $            -  $            -
                                             ============== ============== ============== ==============  ==============

                                                   Salomon Brothers
                                             -----------------------------
                                             Variable High    Variable
                                              Yield Bond      Small-Cap
                                             Portfolio (c)  Portfolio (c)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -              -
  Administrative fee                                      -              -
                                             -------------- --------------
    Total Expenses                                        -              -
                                             -------------- --------------
    Net investment (loss) income                          -              -
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -
                                             ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                             Salomon Brothers                   Van Kampen
                                             ---------------- ----------------------------------------------- --------------
                                                                                    LIT             LIT        Allocation
                                              VSF Investors         LIT          Emerging         Growth         Select
                                                   Fund          Comstock         Growth        and Income      Balanced
                                              Portfolio (c)   Portfolio B (c) Portfolio B (c) Portfolio B (c) Portfolio (c)
                                             ---------------- --------------- --------------- --------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                   $            -  $            -  $            -  $            -  $            -
                                              --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                            -               -               -               -               -
  Administrative fee                                       -               -               -               -               -
                                              --------------  --------------  --------------  --------------  --------------
    Total Expenses                                         -               -               -               -               -
                                              --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                           -               -               -               -               -
                                              --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            -               -               -               -               -
  Change in unrealized appreciation
   (depreciation) of investments                           -               -               -               -               -
                                              --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                               -               -               -               -               -
                                              --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                          $            -  $            -  $            -  $            -  $            -
                                              ==============  ==============  ==============  ==============  ==============

                                               Smith Barney
                                             ------------------------------
                                              Allocation     Allocation
                                                Select         Select
                                                Growth       High Growth
                                             Portfolio (c)  Portfolio (c)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -              -
  Administrative fee                                      -              -
                                             -------------- --------------
    Total Expenses                                        -              -
                                             -------------- --------------
    Net investment (loss) income                          -              -
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -
                                             ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                           Smith Barney
                                             ---------------------------------------------------------------------------
                                                                              Greenwich      Greenwich      Greenwich
                                              Capital and    Equity Index    Fundamental      Street         Street
                                                Income           Fund           Value      Appreciation   Equity Index
                                             Portfolio (c)  Portfolio B (c) Portfolio (c)  Portfolio (c)  Portfolio (c)
                                             -------------- --------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -  $            - $            - $            -
                                             -------------- --------------  -------------- -------------- --------------
Expenses:
  Mortality and expense charges                           -              -               -              -              -
  Administrative fee                                      -              -               -              -              -
                                             -------------- --------------  -------------- -------------- --------------
    Total Expenses                                        -              -               -              -              -
                                             -------------- --------------  -------------- -------------- --------------
    Net investment (loss) income                          -              -               -              -              -
                                             -------------- --------------  -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -               -              -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -               -              -              -
                                             -------------- --------------  -------------- -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -               -              -              -
                                             -------------- --------------  -------------- -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -  $            - $            - $            -
                                             ============== ==============  ============== ============== ==============

                                             ------------------------------

                                              IS Dividend     IS Growth
                                               Strategy      and Income
                                             Portfolio (c)  Portfolio (c)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -              -
  Administrative fee                                      -              -
                                             -------------- --------------
    Total Expenses                                        -              -
                                             -------------- --------------
    Net investment (loss) income                          -              -
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -
                                             ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                              Smith Barney
                                         --------------------------------------------------------------------------------------
                                         Multi Disciplined Multi Disciplined Multi Disciplined Multi Disciplined    Premier
                                         Balanced All-Cap       All-Cap          Large-Cap      Global All-Cap     Selections
                                         Growth and Value  Growth and Value  Growth and Value  Growth and Value  All-Cap Growth
                                           Portfolio (c)     Portfolio (c)     Portfolio (c)     Portfolio (c)   Portfolio (c)
                                         ----------------- ----------------- ----------------- ----------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $            -    $            -    $            -    $            -   $            -
                                          --------------    --------------    --------------    --------------   --------------
Expenses:
  Mortality and expense charges                        -                 -                 -                 -                -
  Administrative fee                                   -                 -                 -                 -                -
                                          --------------    --------------    --------------    --------------   --------------
    Total Expenses                                     -                 -                 -                 -                -
                                          --------------    --------------    --------------    --------------   --------------
    Net investment (loss) income                       -                 -                 -                 -                -
                                          --------------    --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                               -                 -                 -                 -                -
  Change in unrealized appreciation
   (depreciation) of investments                       -                 -                 -                 -                -
                                          --------------    --------------    --------------    --------------   --------------
    Net realized and unrealized gains
     (losses) on investments                           -                 -                 -                 -                -
                                          --------------    --------------    --------------    --------------   --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                      $            -    $            -    $            -    $            -   $            -
                                          ==============    ==============    ==============    ==============   ==============

                                              Travelers Series Fund
                                         -------------------------------
                                         Salomon Brothers Smith Barney
                                            Adjustable     Aggressive
                                           Rate Income       Growth
                                          Portfolio (c)   Portfolio (c)
                                         ---------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $            -  $            -
                                          --------------  --------------
Expenses:
  Mortality and expense charges                        -               -
  Administrative fee                                   -               -
                                          --------------  --------------
    Total Expenses                                     -               -
                                          --------------  --------------
    Net investment (loss) income                       -               -
                                          --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                               -               -
  Change in unrealized appreciation
   (depreciation) of investments                       -               -
                                          --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                           -               -
                                          --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                      $            -  $            -
                                          ==============  ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                 Travelers Series Fund
                                             -------------------------------------------------------------
                                             Smith Barney   Smith Barney                    Smith Barney
                                               Large-Cap      Large-Cap    Smith Barney   Social Awareness
                                                Growth          Value      Money Market        Stock
                                             Portfolio (c)  Portfolio (c)  Portfolio (c)   Portfolio (c)
                                             -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            - $            -  $            -
                                             -------------- -------------- --------------  --------------
Expenses:
  Mortality and expense charges                           -              -              -               -
  Administrative fee                                      -              -              -               -
                                             -------------- -------------- --------------  --------------
    Total Expenses                                        -              -              -               -
                                             -------------- -------------- --------------  --------------
    Net investment (loss) income                          -              -              -               -
                                             -------------- -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -              -               -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -              -               -
                                             -------------- -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -              -               -
                                             -------------- -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            - $            -  $            -
                                             ============== ============== ==============  ==============

                                                        Travelers Series Trust
                                             --------------------------------------------

                                              AIM Capital    Convertible
                                             Appreciation    Securities       Equity Income
                                             Portfolio (c)  Portfolio (c)     Portfolio (c)
                                             -------------- --------------    --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -    $            -
                                             -------------- --------------    --------------
Expenses:
  Mortality and expense charges                           -              -                 -
  Administrative fee                                      -              -                 -
                                             -------------- --------------    --------------
    Total Expenses                                        -              -                 -
                                             -------------- --------------    --------------
    Net investment (loss) income                          -              -                 -
                                             -------------- --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -                 -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -                 -
                                             -------------- --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -                 -
                                             -------------- --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -    $            -
                                             ============== ==============    ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                               Travelers Series Trust
                                             -----------------------------------------------------------------------------------
                                                                                                  Managed           Managed
                                               Federated        Janus                        Allocation Series Allocation Series
                                              High Yield    Appreciation        Large-Cap       Aggressive       Conservative
                                             Portfolio (c)  Portfolio (c)     Portfolio (c)    Portfolio (c)     Portfolio (c)
                                             -------------- --------------    -------------- ----------------- -----------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -    $            -  $            -    $            -
                                             -------------- --------------    --------------  --------------    --------------
Expenses:
  Mortality and expense charges                           -              -                 -               -                 -
  Administrative fee                                      -              -                 -               -                 -
                                             -------------- --------------    --------------  --------------    --------------
    Total Expenses                                        -              -                 -               -                 -
                                             -------------- --------------    --------------  --------------    --------------
    Net investment (loss) income                          -              -                 -               -                 -
                                             -------------- --------------    --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -                 -               -                 -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -                 -               -                 -
                                             -------------- --------------    --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -                 -               -                 -
                                             -------------- --------------    --------------  --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -    $            -  $            -    $            -
                                             ============== ==============    ==============  ==============    ==============

                                             ---------------------------------------
                                                   Managed              Managed
                                              Allocation Series    Allocation Series
                                             Moderate Aggressive Moderate Conservative
                                                Portfolio (c)        Portfolio (c)
                                             ------------------- ---------------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                    $            -       $            -
                                               --------------       --------------
Expenses:
  Mortality and expense charges                             -                    -
  Administrative fee                                        -                    -
                                               --------------       --------------
    Total Expenses                                          -                    -
                                               --------------       --------------
    Net investment (loss) income                            -                    -
                                               --------------       --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                             -                    -
  Change in unrealized appreciation
   (depreciation) of investments                            -                    -
                                               --------------       --------------
    Net realized and unrealized gains
     (losses) on investments                                -                    -
                                               --------------       --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                           $            -       $            -
                                               ==============       ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                   Travelers Series Trust
                                         -----------------------------------------------------------------------------
                                              Managed         Mercury
                                         Allocation Series   Large-Cap         MFS                         Pioneer
                                             Moderate          Core       Total Return     MFS Value        Fund
                                           Portfolio (c)   Portfolio (c)  Portfolio (c)  Portfolio (c)  Portfolio (c)
                                         ----------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $            -   $            - $            - $            - $            -
                                          --------------   -------------- -------------- -------------- --------------
Expenses:
  Mortality and expense charges                        -                -              -              -              -
  Administrative fee                                   -                -              -              -              -
                                          --------------   -------------- -------------- -------------- --------------
    Total Expenses                                     -                -              -              -              -
                                          --------------   -------------- -------------- -------------- --------------
    Net investment (loss) income                       -                -              -              -              -
                                          --------------   -------------- -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                               -                -              -              -              -
  Change in unrealized appreciation
   (depreciation) of investments                       -                -              -              -              -
                                          --------------   -------------- -------------- -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                           -                -              -              -              -
                                          --------------   -------------- -------------- -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                      $            -   $            - $            - $            - $            -
                                          ==============   ============== ============== ============== ==============

                                         ------------------------------
                                            Pioneer        Pioneer
                                            Mid-Cap       Strategic
                                             Value         Income
                                         Portfolio (c)  Portfolio (c)
                                         -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            - $            -
                                         -------------- --------------
Expenses:
  Mortality and expense charges                       -              -
  Administrative fee                                  -              -
                                         -------------- --------------
    Total Expenses                                    -              -
                                         -------------- --------------
    Net investment (loss) income                      -              -
                                         -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -              -
  Change in unrealized appreciation
   (depreciation) of investments                      -              -
                                         -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                          -              -
                                         -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $            - $            -
                                         ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                             Travelers Series Trust
                                         ---------------------------------------------------------------
                                           Style Focus      Style Focus      Travelers        U.S.
                                         Series Small-Cap Series Small-Cap    Managed      Government
                                              Growth           Value          Income       Securities
                                          Portfolio (c)    Portfolio (c)   Portfolio (c)  Portfolio (c)
                                         ---------------- ---------------- -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $            -   $            -  $            - $            -
                                          --------------   --------------  -------------- --------------
Expenses:
  Mortality and expense charges                        -                -               -              -
  Administrative fee                                   -                -               -              -
                                          --------------   --------------  -------------- --------------
    Total Expenses                                     -                -               -              -
                                          --------------   --------------  -------------- --------------
    Net investment (loss) income                       -                -               -              -
                                          --------------   --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                               -                -               -              -
  Change in unrealized appreciation
   (depreciation) of investments                       -                -               -              -
                                          --------------   --------------  -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                           -                -               -              -
                                          --------------   --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                      $            -   $            -  $            - $            -
                                          ==============   ==============  ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Concluded)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------
                                      Lord Abbett                     Lord Abbett                     Lord Abbett
                                      Growth and                      Growth and                         Bond
                                        Income                          Income                         Debenture
                                       Portfolio                      Portfolio B                      Portfolio
                            ------------------------------  ------------------------------  ------------------------------
                                 2005            2004            2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       14,720  $       (8,329) $      338,525  $     (287,246) $        4,799  $        2,829
 Net realized (losses)
   gains from security
   transactions                     28,189          12,444       1,142,681       1,104,118             665             577
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     (23,747)         99,539      (1,119,384)      2,346,550          (4,655)          6,625
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                19,162         103,654         361,822       3,163,422             809          10,031
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments               6,566           4,076       5,008,969      20,311,997               -               -
 Net investment division
   transfers                        10,087          98,268      (7,034,449)     (3,926,775)          5,386           4,261
 Other net transfers              (131,446)        (76,597)     (1,238,293)       (911,711)        (16,774)         (9,318)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                 (114,793)         25,747      (3,263,773)     15,473,511         (11,388)         (5,057)
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (95,631)        129,401      (2,901,951)     18,636,933         (10,579)          4,974
NET ASSETS - BEGINNING
 OF PERIOD                       1,001,744         872,343      31,670,549      13,033,616         150,155         145,181
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      906,113  $    1,001,744  $   28,768,598  $   31,670,549  $      139,576  $      150,155
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                                      Lord Abbett
                                         Bond
                                       Debenture
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $      504,724  $      421,428
 Net realized (losses)
   gains from security
   transactions                    367,346         591,435
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (938,991)        268,981
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               (66,921)      1,281,844
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           1,827,237      14,720,095
 Net investment division
   transfers                    (4,859,679)     (4,938,721)
 Other net transfers            (1,196,018)     (1,069,557)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (4,228,460)      8,711,817
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                     (4,295,381)      9,993,661
NET ASSETS - BEGINNING
 OF PERIOD                      23,963,810      13,970,149
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   19,668,429  $   23,963,810
                            ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                               Met Investors
                         ---------------------------------------------------------------------------------------------
                                   Lord Abbett                     Lord Abbett                     JP Morgan
                                     Mid-Cap                         Mid-Cap                        Quality
                                      Value                           Value                          Bond
                                    Portfolio                      Portfolio B                     Portfolio
                         ------------------------------  ------------------------------  ----------------------------
                              2005            2004            2005            2004                        2004 (f)
                         --------------  --------------  --------------  --------------                --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income         $        8,856  $        3,951  $       36,221  $       13,617                $          556
 Net realized
   (losses) gains
   from security
   transactions                  14,111          10,115          32,192           6,707                         4,498
 Change in unrealized
   appreciation
   (depreciation) of
   investments                   (2,307)         40,634           6,907         134,325                        (4,536)
                         --------------  --------------  --------------  --------------                --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                  20,660          54,700          75,320         154,649                           518
                         --------------  --------------  --------------  --------------                --------------
From capital
 transactions:
 Net purchase payments            4,667           4,535         205,136         179,543                         2,118
 Net investment
   division transfers             8,791         (22,515)         98,470          75,155                       (45,075)
 Other net transfers            (27,523)         (2,292)        (43,485)         (9,196)                      (28,247)
                         --------------  --------------  --------------  --------------                --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (14,065)        (20,272)        260,121         245,502                       (71,204)
                         --------------  --------------  --------------  --------------                --------------
    NET CHANGE IN NET
     ASSETS                       6,595          34,428         335,441         400,151                       (70,686)
NET ASSETS -
 BEGINNING OF PERIOD            289,411         254,983         920,483         520,332                        70,686
                         --------------  --------------  --------------  --------------                --------------
NET ASSETS - END OF
 PERIOD                  $      296,006  $      289,411  $    1,255,924  $      920,483                $            -
                         ==============  ==============  ==============  ==============                ==============

                         ----------------------------
                                  JP Morgan
                                   Quality
                                     Bond
                                 Portfolio B
                         ---------------------------
                                         2004 (f)
                                      --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income                      $       49,417
 Net realized
   (losses) gains
   from security
   transactions                              (48,752)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                12,771
                                      --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                               13,436
                                      --------------
From capital
 transactions:
 Net purchase payments                       126,769
 Net investment
   division transfers                       (588,290)
 Other net transfers                         (19,360)
                                      --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                           (480,881)
                                      --------------
    NET CHANGE IN NET
     ASSETS                                 (467,445)
NET ASSETS -
 BEGINNING OF PERIOD                         467,445
                                      --------------
NET ASSETS - END OF
 PERIOD                               $            -
                                      ==============

(f) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                               Met Investors
                         --------------------------------------------------------------------------------------------
                                   Met/Putnam                      Met/Putnam                     JP Morgan
                                     Capital                         Capital                        Select
                                  Opportunities                   Opportunities                     Equity
                                   Portfolio A                     Portfolio B                    Portfolio
                         ------------------------------  ------------------------------  ---------------------------
                              2005            2004            2005            2004                       2004 (f)
                         --------------  --------------  --------------  --------------               --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income         $       (1,355) $       (1,520) $         (218) $         (222)              $          469
 Net realized
   (losses) gains
   from security
   transactions                   1,694            (241)          4,871              38                      (12,395)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                   10,324          19,447          (3,223)          2,736                       18,145
                         --------------  --------------  --------------  --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                  10,663          17,686           1,430           2,552                        6,219
                         --------------  --------------  --------------  --------------               --------------
From capital
 transactions:
 Net purchase payments            2,002           1,599               -           1,537                            -
 Net investment
   division transfers            (1,356)          3,567             150           4,326                     (110,385)
 Other net transfers            (10,868)           (786)        (13,874)            (46)                     (10,824)
                         --------------  --------------  --------------  --------------               --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (10,222)          4,380         (13,724)          5,817                     (121,209)
                         --------------  --------------  --------------  --------------               --------------
    NET CHANGE IN NET
     ASSETS                         441          22,066         (12,294)          8,369                     (114,990)
NET ASSETS -
 BEGINNING OF PERIOD            122,871         100,805          22,953          14,584                      114,990
                         --------------  --------------  --------------  --------------               --------------
NET ASSETS - END OF
 PERIOD                  $      123,312  $      122,871  $       10,659  $       22,953               $            -
                         ==============  ==============  ==============  ==============               ==============

                         ----------------------------
                                  JP Morgan
                                    Select
                                    Equity
                                 Portfolio B
                         ---------------------------
                                         2004 (f)
                                      --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income                      $          140
 Net realized
   (losses) gains
   from security
   transactions                                5,516
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                (3,342)
                                      --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                                2,314
                                      --------------
From capital
 transactions:
 Net purchase payments                             -
 Net investment
   division transfers                        (37,406)
 Other net transfers                            (334)
                                      --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                            (37,740)
                                      --------------
    NET CHANGE IN NET
     ASSETS                                  (35,426)
NET ASSETS -
 BEGINNING OF PERIOD                          35,426
                                      --------------
NET ASSETS - END OF
 PERIOD                               $            -
                                      ==============

(f) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Met Investors
                            --------------------------------------------------------------------------------------------
                                                                   Oppenheimer                     Oppenheimer
                                     Met/Putnam                      Capital                         Capital
                                      Research                     Appreciation                   Appreciation
                                     Portfolio B                   Portfolio A                     Portfolio B
                            ----------------------------  ------------------------------ ------------------------------
                                             2004 (f)          2005          2004 (g)         2005            2004
           -                              --------------  --------------  -------------- --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                                 $       (7,801) $         (334) $        4,680 $     (115,239) $      953,718
 Net realized (losses)
   gains from security
   transactions                                  116,572             120              14         (5,021)        419,501
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                   (83,740)          3,985           1,717        565,732        (403,881)
                                          --------------  --------------  -------------- --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              25,031           3,771           6,411        445,472         969,338
                                          --------------  --------------  -------------- --------------  --------------
From capital
 transactions:
 Net purchase payments                         1,416,020           4,903               -      2,453,950      13,149,827
 Net investment division
   transfers                                  (2,380,930)            659          88,420     (4,119,415)     (2,071,937)
 Other net transfers                            (125,578)         (2,749)              -       (848,038)       (664,143)
                                          --------------  --------------  -------------- --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                             (1,090,488)          2,813          88,420     (2,513,503)     10,413,747
                                          --------------  --------------  -------------- --------------  --------------
    NET CHANGE IN NET
     ASSETS                                   (1,065,457)          6,584          94,831     (2,068,031)     11,383,085
NET ASSETS - BEGINNING
 OF PERIOD                                     1,065,457          94,831               -     20,277,052       8,893,967
                                          --------------  --------------  -------------- --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            -  $      101,415  $       94,831 $   18,209,021  $   20,277,052
                                          ==============  ==============  ============== ==============  ==============

                            -------------------------------

                                         Money
                                        Market
                                      Portfolio B
                            ------------------------------
                               2005 (a)          2004
           -                --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $        1,808  $      (35,456)
 Net realized (losses)
   gains from security
   transactions                          -               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -               -
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,808         (35,456)
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           3,019,303       3,525,797
 Net investment division
   transfers                    (5,986,363)     (2,429,034)
 Other net transfers              (466,929)       (508,944)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (3,433,989)        587,819
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                     (3,432,181)        552,363
NET ASSETS - BEGINNING
 OF PERIOD                       3,432,181       2,879,818
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $    3,432,181
                            ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(f) For the period from January 1, 2004 to November 19, 2004
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------
                                         Janus                           Janus                        Lord Abbett
                                      Aggressive                      Aggressive                        Growth
                                        Growth                          Growth                        Opportunity
                                      Portfolio A                     Portfolio B                      Portfolio
                            ------------------------------  ------------------------------  ------------------------------
                                 2005          2004 (g)          2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       (1,750) $       (1,138) $     (145,362) $     (140,275) $        7,656  $       (1,579)
 Net realized (losses)
   gains from security
   transactions                      1,587            (159)        394,917         228,766           6,810             736
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      16,534          12,426         670,147         828,590          (9,891)         13,443
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                16,371          11,129         919,702         917,081           4,575          12,600
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments               9,535               -       1,663,140       6,905,181           4,667           4,535
 Net investment division
   transfers                       (10,724)        131,075      (3,661,772)       (188,542)         13,041           4,648
 Other net transfers                (2,868)         (7,521)       (530,223)       (254,144)        (19,573)              -
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                   (4,057)        123,554      (2,528,855)      6,462,495          (1,865)          9,183
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                         12,314         134,683      (1,609,153)      7,379,576           2,710          21,783
NET ASSETS - BEGINNING
 OF PERIOD                         134,683               -      11,610,651       4,231,075         126,227         104,444
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      146,997  $      134,683  $   10,001,498  $   11,610,651  $      128,937  $      126,227
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                                      Lord Abbett
                                        Growth
                                      Opportunity
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $        6,599  $       (1,071)
 Net realized (losses)
   gains from security
   transactions                      6,240             333
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (8,706)         11,698
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 4,133          10,960
                            --------------  --------------
From capital
 transactions:
 Net purchase payments               1,875             600
 Net investment division
   transfers                         2,911          36,089
 Other net transfers               (12,694)            (54)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                   (7,908)         36,635
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                         (3,775)         47,595
NET ASSETS - BEGINNING
 OF PERIOD                         109,707          62,112
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      105,932  $      109,707
                            ==============  ==============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------
                                         PIMCO                           PIMCO                            RCM
                                     Total Return                    Total Return                       Global
                                         Bond                            Bond                         Technology
                                      Portfolio A                     Portfolio B                     Portfolio B
                            ------------------------------  ------------------------------  ------------------------------
                                 2005          2004 (g)          2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $          (98) $          (20) $     (158,248) $      979,465  $      (20,581) $      (26,381)
 Net realized (losses)
   gains from security
   transactions                          3               -         (59,312)        (52,452)         (9,618)        (26,327)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         229              83         297,006        (510,064)        200,224         147,864
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   134              63          79,446         416,949         170,025          95,156
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments               2,108               -       3,382,251      10,567,315         443,414       1,841,421
 Net investment division
   transfers                           246          11,822      (1,416,787)     (2,808,775)       (671,463)        492,822
 Other net transfers                    (8)              -        (914,987)       (712,161)        (69,064)        (44,121)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                    2,346          11,822       1,050,477       7,046,379        (297,113)      2,290,122
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                          2,480          11,885       1,129,923       7,463,328        (127,088)      2,385,278
NET ASSETS - BEGINNING
 OF PERIOD                          11,885               -      17,062,363       9,599,035       2,796,181         410,903
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       14,365  $       11,885  $   18,192,286  $   17,062,363  $    2,669,093  $    2,796,181
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                                     T. Rowe Price
                                        Mid-Cap
                                        Growth
                                      Portfolio A
                            ------------------------------
                                 2005            2004 (g)
                            --------------    --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $          109    $         (116)
 Net realized (losses)
   gains from security
   transactions                         65               235
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       1,375             1,611
                            --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,549             1,730
                            --------------    --------------
From capital
 transactions:
 Net purchase payments                   -                 -
 Net investment division
   transfers                            (6)           10,026
 Other net transfers                    (4)               (2)
                            --------------    --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                      (10)           10,024
                            --------------    --------------
    NET CHANGE IN NET
     ASSETS                          1,539            11,754
NET ASSETS - BEGINNING
 OF PERIOD                          11,754                 -
                            --------------    --------------
NET ASSETS - END OF
 PERIOD                     $       13,293    $       11,754
                            ==============    ==============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------
                                     T. Rowe Price                        MFS                             MFS
                                        Mid-Cap                        Research                        Research
                                        Growth                       International                   International
                                      Portfolio B                      Portfolio                      Portfolio B
                            ------------------------------  ------------------------------  ------------------------------
                                 2005            2004            2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       86,475  $     (101,835) $       11,924  $       (1,729) $      489,912  $     (107,299)
 Net realized (losses)
   gains from security
   transactions                    240,697         425,704          14,521           2,658         552,211         607,384
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     757,999         557,702          17,959          24,148         706,484       1,560,303
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             1,085,171         881,571          44,404          25,077       1,748,607       2,060,388
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments           2,557,582       4,732,657               -               -       3,135,501       6,320,262
 Net investment division
   transfers                      (287,187)     (2,945,517)        104,299          16,569      (2,862,227)      2,428,557
 Other net transfers              (336,728)       (273,670)        (29,410)         (6,118)       (532,542)       (415,450)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                1,933,667       1,513,470          74,889          10,451        (259,268)      8,333,369
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                      3,018,838       2,395,041         119,293          35,528       1,489,339      10,393,757
NET ASSETS - BEGINNING
 OF PERIOD                       7,397,599       5,002,558         164,954         129,426      12,666,736       2,272,979
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   10,416,437  $    7,397,599  $      284,247  $      164,954  $   14,156,075  $   12,666,736
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------

                                        Lazard
                                        Mid-Cap
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $      615,655  $      (81,328)
 Net realized (losses)
   gains from security
   transactions                    199,035         278,357
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (420,471)        381,004
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               394,219         578,033
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           1,630,118       3,931,452
 Net investment division
   transfers                    (1,414,470)     (1,294,636)
 Other net transfers              (311,852)       (205,691)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                  (96,204)      2,431,125
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                        298,015       3,009,158
NET ASSETS - BEGINNING
 OF PERIOD                       6,071,445       3,062,287
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $    6,369,460  $    6,071,445
                            ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Met Investors
                            --------------------------------------------------------------------------------------------
                                        Met/AIM                         Harris                      Third Avenue
                                       Small-Cap                        Oakmark                      Small-Cap
                                        Growth                       International                     Value
                                      Portfolio B                     Portfolio B                    Portfolio
                            ------------------------------  ------------------------------  ----------------------------
                                 2005            2004            2005            2004          2005 (b)
                            --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       49,812  $     (136,354) $      (50,351) $     (228,377) $         (639)
 Net realized (losses)
   gains from security
   transactions                    115,671         221,946       1,099,930         783,758             114
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     401,669         748,466       1,263,576       2,444,659          17,262
                            --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               567,152         834,058       2,313,155       3,000,040          16,737
                            --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments           1,285,939       6,915,880       5,671,736      11,309,519               -
 Net investment division
   transfers                    (2,661,650)      1,164,011      (3,650,835)        191,488          85,583
 Other net transfers              (436,187)       (310,854)       (632,346)       (401,986)              -
                            --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (1,811,898)      7,769,037       1,388,555      11,099,021          85,583
                            --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                     (1,244,746)      8,603,095       3,701,710      14,099,061         102,320
NET ASSETS - BEGINNING
 OF PERIOD                      11,611,517       3,008,422      19,624,405       5,525,344               -
                            --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   10,366,771  $   11,611,517  $   23,326,115  $   19,624,405  $      102,320
                            ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                                     Third Avenue
                                       Small-Cap
                                         Value
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $     (225,881) $      171,370
 Net realized (losses)
   gains from security
   transactions                  1,169,704         678,909
 Change in unrealized
   appreciation
   (depreciation) of
   investments                   1,143,634       2,059,567
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             2,087,457       2,909,846
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           5,316,600      10,012,068
 Net investment division
   transfers                    (4,037,861)     (1,075,770)
 Other net transfers              (581,383)       (385,541)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                  697,356       8,550,757
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                      2,784,813      11,460,603
NET ASSETS - BEGINNING
 OF PERIOD                      17,088,119       5,627,516
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   19,872,932  $   17,088,119
                            ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Met Investors
                            --------------------------------------------------------------------------------------------
                                    PIMCO Inflation                   Lord Abbett                    Neuberger
                                       Protected                       America's                       Berman
                                         Bond                            Value                      Real Estate
                                      Portfolio B                     Portfolio B                    Portfolio
                            ------------------------------  ------------------------------  ----------------------------
                                 2005            2004            2005            2004          2005 (b)
                            --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $     (330,825) $      958,846  $         (787) $          993  $         (593)
 Net realized (losses)
   gains from security
   transactions                    168,032         307,522          10,579             446             254
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      71,576           9,364          (7,527)          6,508          10,185
                            --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               (91,217)      1,275,732           2,265           7,947           9,846
                            --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments           3,572,462      14,366,920          22,417               -               -
 Net investment division
   transfers                    (3,180,172)      1,507,699          31,442          21,448          66,470
 Other net transfers            (1,277,462)       (979,402)        (12,229)         (2,316)         (1,166)
                            --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                 (885,172)     14,895,217          41,630          19,132          65,304
                            --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                       (976,389)     16,170,949          43,895          27,079          75,150
NET ASSETS - BEGINNING
 OF PERIOD                      23,952,015       7,781,066          61,414          34,335               -
                            --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   22,975,626  $   23,952,015  $      105,309  $       61,414  $       75,150
                            ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                                       Neuberger
                                        Berman
                                      Real Estate
                                      Portfolio B
                            ------------------------------
                                 2005          2004 (g)
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $      (80,026) $      155,522
 Net realized (losses)
   gains from security
   transactions                    465,475         289,356
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     157,985         871,589
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               543,434       1,316,467
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           1,574,003       2,233,007
 Net investment division
   transfers                    (1,266,400)      2,059,197
 Other net transfers              (256,843)       (167,612)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                   50,760       4,124,592
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                        594,194       5,441,059
NET ASSETS - BEGINNING
 OF PERIOD                       5,441,059               -
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $    6,035,253  $    5,441,059
                            ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Met Investors
                            -----------------------------------------------------------------------------------------
                                       Turner                     Goldman Sachs                   Defensive
                                       Mid-Cap                       Mid-Cap                      Strategy
                                       Growth                         Value                     Fund of Funds
                                     Portfolio B                   Portfolio B                   Portfolio B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005         2004 (g)         2005         2004 (g)         2005         2004 (h)
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $      72,417  $     (39,477) $     543,385  $      13,069  $     (15,949) $      44,736
 Net realized (losses)
   gains from security
   transactions                   179,863        105,068        248,303        180,509         11,738            100
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     46,038        562,700       (117,526)       757,652        456,555         (7,782)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              298,318        628,291        674,162        951,230        452,344         37,054
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments            744,731      1,865,878      4,405,539      2,530,454      9,092,935        191,965
 Net investment division
   transfers                   (1,155,793)     1,911,702       (462,584)     2,126,870      3,597,244      2,524,444
 Other net transfers             (143,825)       (77,501)      (213,548)      (123,419)      (223,303)        (6,691)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                (554,887)     3,700,079      3,729,407      4,533,905     12,466,876      2,709,718
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                      (256,569)     4,328,370      4,403,569      5,485,135     12,919,220      2,746,772
NET ASSETS - BEGINNING
 OF PERIOD                      4,328,370              -      5,485,135              -      2,746,772              -
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   4,071,801  $   4,328,370  $   9,888,704  $   5,485,135  $  15,665,992  $   2,746,772
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                      Moderate
                                      Strategy
                                    Fund of Funds
                                     Portfolio B
                            ----------------------------
                                 2005         2004 (h)
                            -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $      40,824  $     128,845
 Net realized (losses)
   gains from security
   transactions                    36,069          1,158
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  1,671,717        (16,876)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,748,610        113,127
                            -------------  -------------
From capital
 transactions:
 Net purchase payments         20,932,938      3,220,805
 Net investment division
   transfers                   16,095,731      7,040,777
 Other net transfers           (1,201,030)             -
                            -------------  -------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions              35,827,639     10,261,582
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                    37,576,249     10,374,709
NET ASSETS - BEGINNING
 OF PERIOD                     10,374,709              -
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  47,950,958  $  10,374,709
                            =============  =============

(g) For the period from May 3, 2004 to December 31, 2004
(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                              Met Investors
                       -----------------------------------------------------------------------------------------------
                                  Balanced                         Growth                        Aggressive
                                  Strategy                        Strategy                        Strategy
                                Fund of Funds                   Fund of Funds                   Fund of Funds
                                 Portfolio B                     Portfolio B                     Portfolio B
                       ------------------------------  ------------------------------  ------------------------------
                            2005          2004 (h)          2005          2004 (h)          2005          2004 (h)
                       --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $      226,264  $      134,072  $     (117,742) $      171,623  $      (12,367) $        2,482
 Net realized
   (losses) gains
   from security
   transactions                44,281          28,552       1,207,774             834          58,514              29
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           5,089,576          75,147       8,568,944         493,300       1,676,228          55,698
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             5,360,121         237,771       9,658,976         665,757       1,722,375          58,209
                       --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                56,547,502       6,334,622      78,410,151       5,328,868       9,675,030         551,267
 Net investment
   division
   transfers               48,415,193       9,131,577      24,723,435      28,213,679       9,183,188       1,849,252
 Other net transfers       (3,387,206)        (10,717)     (2,557,347)         (3,448)       (270,964)         (1,165)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions         101,575,489      15,455,482     100,576,239      33,539,099      18,587,254       2,399,354
                       --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS           106,935,610      15,693,253     110,235,215      34,204,856      20,309,629       2,457,563
NET ASSETS -
 BEGINNING OF PERIOD       15,693,253               -      34,204,856               -       2,457,563               -
                       --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $  122,628,863  $   15,693,253  $  144,440,071  $   34,204,856  $   22,767,192  $    2,457,563
                       ==============  ==============  ==============  ==============  ==============  ==============

                       -----------------------------
                                 Cyclical
                                  Growth
                                   ETF
                               Portfolio B
                       ----------------------------
                          2005 (d)
                       --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $           (4)
 Net realized
   (losses) gains
   from security
   transactions                     -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                (453)
                       --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                  (457)
                       --------------
From capital
 transactions:
 Net purchase
   payments                         -
 Net investment
   division
   transfers                  115,278
 Other net transfers                -
                       --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions             115,278
                       --------------
    NET CHANGE IN
     NET ASSETS               114,821
NET ASSETS -
 BEGINNING OF PERIOD                -
                       --------------
NET ASSETS - END OF
 PERIOD                $      114,821
                       ==============

(d) For the period from September 30, 2005 to December 31, 2005
(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                         Met Investors
                                     -------------------------------------------------------------------------------------
                                          Cyclical Growth &                                            Legg Mason
                                               Income                     VanKampen                      Value
                                                 ETF                       ComStock                      Equity
                                             Portfolio B                 Portfolio B                  Portfolio B
                                     --------------------------- ---------------------------- ----------------------------
                                        2005 (d)                    2005 (b)                     2005 (c)
                                     --------------              --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -              $       10,804               $           (5)
  Net realized (losses) gains
   from security transactions                     -                      (6,771)                           -
  Change in unrealized appreciation
   (depreciation) of investments                  -                       8,208                         (324)
                                     --------------              --------------               --------------
    Net increase (decrease)
     in net assets resulting from
     operations                                   -                      12,241                         (329)
                                     --------------              --------------               --------------
From capital transactions:
  Net purchase payments                           -                     712,550                       23,464
  Net investment division transfers               -                     258,851                        7,624
  Other net transfers                             -                     (19,361)                          (2)
                                     --------------              --------------               --------------
    Net (decrease) increase
     in net assets resulting from
     capital
     transactions                                 -                     952,040                       31,086
                                     --------------              --------------               --------------
    NET CHANGE IN NET
     ASSETS                                       -                     964,281                       30,757
NET ASSETS - BEGINNING OF
 PERIOD                                           -                           -                            -
                                     --------------              --------------               --------------
NET ASSETS - END OF PERIOD           $            -              $      964,281               $       30,757
                                     ==============              ==============               ==============

                                                 Russell
                                     ------------------------------

                                               Multi-Style
                                                 Equity
                                                  Fund
                                     ------------------------------
                                          2005            2004
                                     --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $         (576) $       (1,081)
  Net realized (losses) gains
   from security transactions                   311              38
  Change in unrealized appreciation
   (depreciation) of investments             10,496          14,662
                                     --------------  --------------
    Net increase (decrease)
     in net assets resulting from
     operations                              10,231          13,619
                                     --------------  --------------
From capital transactions:
  Net purchase payments                           -               -
  Net investment division transfers          (1,020)            649
  Other net transfers                           (21)         (1,939)
                                     --------------  --------------
    Net (decrease) increase
     in net assets resulting from
     capital
     transactions                            (1,041)         (1,290)
                                     --------------  --------------
    NET CHANGE IN NET
     ASSETS                                   9,190          12,329
NET ASSETS - BEGINNING OF
 PERIOD                                     177,572         165,243
                                     --------------  --------------
NET ASSETS - END OF PERIOD           $      186,762  $      177,572
                                     ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period from November 7, 2005 to December 31, 2005
(d) For the period from September 30, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                        Russell
                            -----------------------------------------------------------------------------------------------


                                   Aggressive Equity                   Non-U.S.                        Core Bond
                                         Fund                            Fund                            Fund
                            ------------------------------  ------------------------------  ------------------------------
                                 2005            2004            2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $        2,996  $          802  $           78  $          202  $        8,887  $        7,868
 Net realized (losses)
   gains from security
   transactions                        176             143             410             381              38             141
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,405)          3,263           4,158           5,095          (7,237)            647
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,767           4,208           4,646           5,678           1,688           8,656
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -               -               -               -               -
 Net investment division
   transfers                          (170)             64          (1,063)         (1,057)          2,530           1,153
 Other net transfers                    (1)           (230)            (10)         (1,018)            (20)         (2,197)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                     (171)           (166)         (1,073)         (2,075)          2,510          (1,044)
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                          1,596           4,042           3,573           3,603           4,198           7,612
NET ASSETS - BEGINNING
 OF PERIOD                          36,173          32,131          39,230          35,627         277,989         270,377
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       37,769  $       36,173  $       42,803  $       39,230  $      282,187  $      277,989
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------


                                Real Estate Securities
                                         Fund
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $        6,259  $        3,786
 Net realized (losses)
   gains from security
   transactions                        449             561
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         320          11,184
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 7,028          15,531
                            --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -
 Net investment division
   transfers                          (278)           (809)
 Other net transfers                    (3)           (295)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                     (281)         (1,104)
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                          6,747          14,427
NET ASSETS - BEGINNING
 OF PERIOD                          61,957          47,530
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       68,704  $       61,957
                            ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      AIM
                            ------------------------------------------------------------------------------------------

                                                                                                   Capital
                                   Premier Equity                Premier Equity                 Appreciation
                                        Fund                         Fund B                         Fund
                            ----------------------------  ---------------------------  ------------------------------
                                             2004 (e)                     2004 (e)          2005            2004
                                          --------------               --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                                 $         (240)              $          (31) $         (953) $       (1,002)
 Net realized (losses)
   gains from security
   transactions                                  (16,985)                         290          (2,318)        (22,014)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                    15,715                         (519)          8,370          25,865
                                          --------------               --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              (1,510)                        (260)          5,099           2,849
                                          --------------               --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                             1,399                        2,845           4,292           4,026
 Net investment division
   transfers                                     (49,783)                      (8,544)        (12,776)            247
 Other net transfers                                   -                            -            (273)           (705)
                                          --------------               --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                                (48,384)                      (5,699)         (8,757)          3,568
                                          --------------               --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                      (49,894)                      (5,959)         (3,658)          6,417
NET ASSETS - BEGINNING
 OF PERIOD                                        49,894                        5,959          75,584          69,167
                                          --------------               --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            -               $            -  $       71,926  $       75,584
                                          ==============               ==============  ==============  ==============

                            ------------------------------

                                       Capital
                                    Appreciation
                                       Fund B
                            -----------------------------
                                 2005           2004
                            -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            - $            -
 Net realized (losses)
   gains from security
   transactions                          -              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -
                            -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -
                            -------------- --------------
From capital
 transactions:
 Net purchase payments                   -              -
 Net investment division
   transfers                             -              -
 Other net transfers                     -              -
                            -------------- --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -              -
                            -------------- --------------
    NET CHANGE IN NET
     ASSETS                              -              -
NET ASSETS - BEGINNING
 OF PERIOD                               -              -
                            -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            - $            -
                            ============== ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                  AIM
                                     --------------------------------------------------------------

                                              International                  International
                                                 Growth                          Growth
                                                  Fund                           Fund B
                                     ------------------------------  ------------------------------
                                          2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $         (130) $         (272) $          (24) $            -
  Net realized (losses) gains from
   security transactions                      1,586          (4,895)             80               -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  (22)         12,491           8,080               -
                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in
     net assets resulting from
     operations                               1,434           7,324           8,136               -
                                     --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                           -               -          28,651               -
  Net investment division transfers         (28,454)           (480)         54,171               -
  Other net transfers                           (14)           (969)           (406)              -
                                     --------------  --------------  --------------  --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                   (28,468)         (1,449)         82,416               -
                                     --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                 (27,034)          5,875          90,552               -
NET ASSETS - BEGINNING OF
 PERIOD                                      40,188          34,313               -               -
                                     --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD           $       13,154  $       40,188  $       90,552  $            -
                                     ==============  ==============  ==============  ==============

                                                             Alliance
                                     --------------------------------------------------------

                                               Premier                      Premier
                                                Growth                       Growth
                                              Portfolio                   Portfolio B
                                     ---------------------------  ---------------------------
                                                     2004 (e)                     2004 (e)
                                                  --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                    $         (561)              $       (1,728)
  Net realized (losses) gains from
   security transactions                                 (58,418)                      17,516
  Change in unrealized
   appreciation (depreciation) of
   investments                                            55,747                      (25,318)
                                                  --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                           (3,232)                      (9,530)
                                                  --------------               --------------
From capital transactions:
  Net purchase payments                                    7,908                       15,699
  Net investment division transfers                     (111,758)                    (361,294)
  Other net transfers                                       (193)                      (3,709)
                                                  --------------               --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                               (104,043)                    (349,304)
                                                  --------------               --------------
    NET CHANGE IN NET
     ASSETS                                             (107,275)                    (358,834)
NET ASSETS - BEGINNING OF
 PERIOD                                                  107,275                      358,834
                                                  --------------               --------------
NET ASSETS - END OF PERIOD                        $            -               $            -
                                                  ==============               ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Alliance
                             --------------------------------------------------------------------------------------------
                                        Bernstein                       Bernstein                     Bernstein
                                       Real Estate                     Real Estate                    Large-Cap
                                       Investment                      Investment                       Growth
                                        Portfolio                      Portfolio B                   Portfolio B
                             ------------------------------  ------------------------------  ----------------------------
                                2005 (a)          2004          2005 (a)          2004          2005 (c)
                             --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                    $         (278) $          440  $       (1,185) $        1,796  $            -
 Net realized (losses)
   gains from security
   transactions                      23,188             784          74,845           6,535               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (24,887)         13,118         (85,440)         61,510               -
                             --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 (1,977)         14,342         (11,780)         69,841               -
                             --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                2,696           2,386           5,000          51,781               -
 Net investment division
   transfers                        (58,027)          3,186        (275,579)        (10,502)              -
 Other net transfers                     (1)           (449)         (2,000)         (7,376)              -
                             --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from
     capital transactions           (55,332)          5,123        (272,579)         33,903               -
                             --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                         (57,309)         19,465        (284,359)        103,744               -
NET ASSETS - BEGINNING
 OF PERIOD                           57,309          37,844         284,359         180,615               -
                             --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                      $            -  $       57,309  $            -  $      284,359  $            -
                             ==============  ==============  ==============  ==============  ==============

                             ----------------------------

                                      Bernstein
                                      Small-Cap
                                     Portfolio B
                             ---------------------------
                                             2004 (e)
                                          --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                                 $            -
 Net realized (losses)
   gains from security
   transactions                                        -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -
                                          --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -
                                          --------------
From capital
 transactions:
 Net purchase payments                                 -
 Net investment division
   transfers                                           -
 Other net transfers                                   -
                                          --------------
    Net (decrease)
     increase in net
     assets resulting
     from
     capital transactions                              -
                                          --------------
    NET CHANGE IN NET
     ASSETS                                            -
NET ASSETS - BEGINNING
 OF PERIOD                                             -
                                          --------------
NET ASSETS - END OF
 PERIOD                                   $            -
                                          ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                              Alliance                     Liberty
                                     --------------------------- ----------------------------


                                           Bernstein Value           Newport Tiger Fund,
                                             Portfolio B               Variable Series
                                     --------------------------- ----------------------------
                                                     2004 (e)                     2004 (e)
                                                  --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                    $            -               $            -
  Net realized (losses) gains from
   security transactions                                       -                            -
  Change in unrealized
   appreciation (depreciation) of
   investments                                                 -                            -
                                                  --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                                -                            -
                                                  --------------               --------------
From capital transactions:
  Net purchase payments                                        -                            -
  Net investment division transfers                            -                            -
  Other net transfers                                          -                            -
                                                  --------------               --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                      -                            -
                                                  --------------               --------------
    NET CHANGE IN NET
     ASSETS                                                    -                            -
NET ASSETS - BEGINNING OF
 PERIOD                                                        -                            -
                                                  --------------               --------------
NET ASSETS - END OF PERIOD                        $            -               $            -
                                                  ==============               ==============

                                                          Goldman Sachs
                                     -------------------------------------------------------


                                              Growth &              International Equity
                                             Income Fund                    Fund
                                     --------------------------- ---------------------------
                                                     2004 (e)                    2004 (e)
                                                  --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                    $            -              $            -
  Net realized (losses) gains from
   security transactions                                       -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                                 -                           -
                                                  --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                                -                           -
                                                  --------------              --------------
From capital transactions:
  Net purchase payments                                        -                           -
  Net investment division transfers                            -                           -
  Other net transfers                                          -                           -
                                                  --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                      -                           -
                                                  --------------              --------------
    NET CHANGE IN NET
     ASSETS                                                    -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                                        -                           -
                                                  --------------              --------------
NET ASSETS - END OF PERIOD                        $            -              $            -
                                                  ==============              ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                              Scudder II
                                      ------------------------------------------------------------------
                                                                                   Dreman
                                                                                  Small-Cap
                                            Small-Cap Growth                        Value
                                                Portfolio                         Portfolio
                                      -----------------------------    ------------------------------
                                           2005           2004            2005 (a)            2004
                                      -------------- --------------    --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            - $            -    $        8,322    $         (403)
  Net realized (losses) gains from
   security transactions                           -              -            27,397               417
  Change in unrealized appreciation
   (depreciation) of investments                   -              -           (41,220)           17,295
                                      -------------- --------------    --------------    --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -              -            (5,501)           17,309
                                      -------------- --------------    --------------    --------------
From capital transactions:
  Net purchase payments                            -              -             2,085             1,879
  Net investment division transfers                -              -           (85,583)                -
  Other net transfers                              -              -                 -               (40)
                                      -------------- --------------    --------------    --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -              -           (83,498)            1,839
                                      -------------- --------------    --------------    --------------
    NET CHANGE IN NET
     ASSETS                                        -              -           (88,999)           19,148
NET ASSETS - BEGINNING OF
 PERIOD                                            -              -            88,999            69,851
                                      -------------- --------------    --------------    --------------
NET ASSETS - END OF PERIOD            $            - $            -    $            -    $       88,999
                                      ============== ==============    ==============    ==============

                                                                              Scudder I
                                      -------------------------     ----------------------------

                                               Government
                                               Securities                   International
                                                Portfolio                    Portfolio B
                                      ----------------------------- ----------------------------
                                           2005           2004                          2004 (e)
                                      -------------- --------------                  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            - $            -                  $           35
  Net realized (losses) gains from
   security transactions                           -              -                             615
  Change in unrealized appreciation
   (depreciation) of investments                   -              -                            (576)
                                      -------------- --------------                  --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -              -                              74
                                      -------------- --------------                  --------------
From capital transactions:
  Net purchase payments                            -              -                               -
  Net investment division transfers                -              -                          (6,976)
  Other net transfers                              -              -                               -
                                      -------------- --------------                  --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -              -                          (6,976)
                                      -------------- --------------                  --------------
    NET CHANGE IN NET
     ASSETS                                        -              -                          (6,902)
NET ASSETS - BEGINNING OF
 PERIOD                                            -              -                           6,902
                                      -------------- --------------                  --------------
NET ASSETS - END OF PERIOD            $            - $            -                  $            -
                                      ============== ==============                  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                                MFS
                                      ------------------------------------------------------------------------------------------


                                                Research                      Research                   Investors Trust
                                                 Series                       Series B                       Series
                                      ----------------------------  ---------------------------  ------------------------------
                                                       2004 (e)                     2004 (e)        2005 (a)          2004
                                                    --------------               --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                      $          551               $           51  $            9  $          (37)
  Net realized (losses) gains from
   security transactions                                   (37,466)                         114             155             152
  Change in unrealized appreciation
   (depreciation) of investments                            37,493                          (35)           (383)            317
                                                    --------------               --------------  --------------  --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                                578                          130            (219)            432
                                                    --------------               --------------  --------------  --------------
From capital transactions:
  Net purchase payments                                      4,114                            -           1,391             972
  Net investment division transfers                        (78,305)                     (11,663)         (5,165)         (8,775)
  Other net transfers                                         (141)                           -               -               -
                                                    --------------               --------------  --------------  --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                                  (74,332)                     (11,663)         (3,774)         (7,803)
                                                    --------------               --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                                (73,754)                     (11,533)         (3,993)         (7,371)
NET ASSETS - BEGINNING OF
 PERIOD                                                     73,754                       11,533           3,993          11,364
                                                    --------------               --------------  --------------  --------------
NET ASSETS - END OF PERIOD                          $            -               $            -  $            -  $        3,993
                                                    ==============               ==============  ==============  ==============

                                      ------------------------------


                                             Investors Trust
                                                Series B
                                      -----------------------------
                                           2005           2004
                                      -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            - $            -
  Net realized (losses) gains from
   security transactions                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                   -              -
                                      -------------- --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -              -
                                      -------------- --------------
From capital transactions:
  Net purchase payments                            -              -
  Net investment division transfers                -              -
  Other net transfers                              -              -
                                      -------------- --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -              -
                                      -------------- --------------
    NET CHANGE IN NET
     ASSETS                                        -              -
NET ASSETS - BEGINNING OF
 PERIOD                                            -              -
                                      -------------- --------------
NET ASSETS - END OF PERIOD            $            - $            -
                                      ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                                 MF
                                     --------------------------------------------------------------

                                            Emerging Growth               Emerging Growth
                                                Series                       Series B
                                     ----------------------------  ----------------------------
                                                      2004 (e)                         2004 (e)
                                                   --------------                   --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $         (143)                  $          (53)
  Net realized (losses) gains from
   security transactions                                  (19,120)                           1,091
  Change in unrealized
   appreciation (depreciation) of
   investments                                             19,386                             (970)
                                                   --------------                   --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                               123                               68
                                                   --------------                   --------------
From capital transactions:
  Net purchase payments                                     2,550                                -
  Net investment division transfers                       (30,589)                         (11,024)
  Other net transfers                                          (3)                               -
                                                   --------------                   --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                 (28,042)                         (11,024)
                                                   --------------                   --------------
    NET CHANGE IN NET
     ASSETS                                               (27,919)                         (10,956)
NET ASSETS - BEGINNING OF
 PERIOD                                                    27,919                           10,956
                                                   --------------                   --------------
NET ASSETS - END OF PERIOD                         $            -                   $            -
                                                   ==============                   ==============

                                     S
                                     ------------------------------------------------------------

                                               High Income                     High Income
                                                 Series                         Series B
                                     ------------------------------  ------------------------------
                                        2005 (a)          2004          2005 (a)          2004
                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $          341  $          118  $       26,188  $       10,190
  Net realized (losses) gains from
   security transactions                       (233)            494          (2,007)            877
  Change in unrealized
   appreciation (depreciation) of
   investments                                 (286)           (206)        (37,846)         16,030
                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                (178)            406         (13,665)         27,097
                                     --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                       1,340           1,203          13,750          60,117
  Net investment division transfers          (5,250)         (7,286)       (408,883)         13,652
  Other net transfers                            (1)              -          (4,212)        (14,674)
                                     --------------  --------------  --------------  --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                    (3,911)         (6,083)       (399,345)         59,095
                                     --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                  (4,089)         (5,677)       (413,010)         86,192
NET ASSETS - BEGINNING OF
 PERIOD                                       4,089           9,766         413,010         326,818
                                     --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD           $            -  $        4,089  $            -  $      413,010
                                     ==============  ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                  MFS
                                     ------------------------------------------------------------    ------------


                                           Strategic Income                 New Discovery
                                               Series B                       Series B
                                     ----------------------------  ------------------------------    ------------
                                                      2004 (e)        2005 (a)            2004
                                                   --------------  --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $        2,848  $       (1,496)   $       (3,586)
  Net realized (losses) gains
   from security transactions                                (919)           (153)            2,190
  Change in unrealized
   appreciation (depreciation)
   of investments                                          (2,101)        (47,653)           25,617
                                                   --------------  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                         (172)        (49,302)           24,221
                                                   --------------  --------------    --------------
From capital transactions:
  Net purchase payments                                         -               -            82,940
  Net investment division transfers                       (58,598)       (298,053)           30,788
  Other net transfers                                        (801)         (2,179)           (7,939)
                                                   --------------  --------------    --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions                                         (59,399)       (300,232)          105,789
                                                   --------------  --------------    --------------
    NET CHANGE IN NET
     ASSETS                                               (59,571)       (349,534)          130,010
NET ASSETS - BEGINNING OF
 PERIOD                                                    59,571         349,534           219,524
                                                   --------------  --------------    --------------
NET ASSETS - END OF PERIOD                         $            -  $            -    $      349,534
                                                   ==============  ==============    ==============

                                                Oppenheimer
                                     ---------------------------------------------


                                     Bond                Capital Appreciation
                                     Fund                        Fund
                                     --------------- ----------------------------
                                        2004 (e)        2005 (c)
                                     --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $          717  $            -
  Net realized (losses) gains
   from security transactions                   (32)              -
  Change in unrealized
   appreciation (depreciation)
   of investments                              (643)              -
                                     --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                             42               -
                                     --------------  --------------
From capital transactions:
  Net purchase payments                       3,431               -
  Net investment division transfers         (33,916)              -
  Other net transfers                             -               -
                                     --------------  --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions                           (30,485)              -
                                     --------------  --------------
    NET CHANGE IN NET
     ASSETS                                 (30,443)              -
NET ASSETS - BEGINNING OF
 PERIOD                                      30,443               -
                                     --------------  --------------
NET ASSETS - END OF PERIOD           $            -  $            -
                                     ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                            Putnam
                                ----------------------------------------------------------------------------------------------


                                        Growth & Income                Growth & Income                  Equity Income
                                             Fund                           Fund B                         Fund B
                                ------------------------------  ------------------------------ ------------------------------
                                     2005            2004            2005            2004           2005            2004
                                --------------  --------------  --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income  $          545  $          328  $          316  $          170 $          901  $         (577)
  Net realized (losses) gains
   from security transactions              461              61           1,631              27         11,126             359
  Change in unrealized
   appreciation (depreciation)
   of investments                        4,235           7,852            (433)          2,347        (10,369)          5,852
                                --------------  --------------  --------------  -------------- --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     5,241           8,241           1,514           2,544          1,658           5,634
                                --------------  --------------  --------------  -------------- --------------  --------------
From capital transactions:
  Net purchase payments                  8,233           7,180               -           1,537         16,813           1,537
  Net investment division
   transfers                            27,060             (57)            (26)          4,333        (26,194)          6,456
  Other net transfers                   (2,811)           (175)              -               -         (7,487)         (2,240)
                                --------------  --------------  --------------  -------------- --------------  --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions                       32,482           6,948             (26)          5,870        (16,868)          5,753
                                --------------  --------------  --------------  -------------- --------------  --------------
    NET CHANGE IN NET
     ASSETS                             37,723          15,189           1,488           8,414        (15,210)         11,387
NET ASSETS - BEGINNING OF
 PERIOD                                 94,663          79,474          32,333          23,919         63,406          52,019
                                --------------  --------------  --------------  -------------- --------------  --------------
NET ASSETS - END OF PERIOD      $      132,386  $       94,663  $       33,821  $       32,333 $       48,196  $       63,406
                                ==============  ==============  ==============  ============== ==============  ==============

                                -------------------------------


                                             Vista
                                             Fund
                                ------------------------------
                                     2005            2004
                                --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income  $       (6,298) $       (5,167)
  Net realized (losses) gains
   from security transactions           (3,968)         (3,152)
  Change in unrealized
   appreciation (depreciation)
   of investments                       59,392          69,045
                                --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                    49,126          60,726
                                --------------  --------------
From capital transactions:
  Net purchase payments                 28,057          26,656
  Net investment division
   transfers                            (2,532)          4,656
  Other net transfers                   (1,015)           (460)
                                --------------  --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions                       24,510          30,852
                                --------------  --------------
    NET CHANGE IN NET
     ASSETS                             73,636          91,578
NET ASSETS - BEGINNING OF
 PERIOD                                418,750         327,172
                                --------------  --------------
NET ASSETS - END OF PERIOD      $      492,386  $      418,750
                                ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      Putnam
                            ------------------------------------------------------------------------------------------


                                        Vista                    Small-Cap Value            International Equity
                                        Fund B                       Fund B                         Fund
                            ------------------------------ --------------------------- ------------------------------
                                 2005            2004         2005 (c)                    2005 (a)          2004
                            --------------  -------------- --------------              --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -  $            - $            -              $        1,358  $          207
 Net realized (losses)
   gains from security
   transactions                          -               -              -                      (5,035)           (236)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           8               -              -                       1,001          11,028
                            --------------  -------------- --------------              --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     8               -              -                      (2,676)         10,999
                            --------------  -------------- --------------              --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -              -                       6,038           5,251
 Net investment division
   transfers                             -               -              -                     (90,275)          1,598
 Other net transfers                    (8)              -              -                           -              (7)
                            --------------  -------------- --------------              --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                       (8)              -              -                     (84,237)          6,842
                            --------------  -------------- --------------              --------------  --------------
    NET CHANGE IN NET
     ASSETS                              -               -              -                     (86,913)         17,841
NET ASSETS - BEGINNING
 OF PERIOD                               -               -              -                      86,913          69,072
                            --------------  -------------- --------------              --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $            - $            -              $            -  $       86,913
                            ==============  ============== ==============              ==============  ==============

                            -------------------------------


                                 International Equity
                                        Fund B
                            ------------------------------
                               2005 (a)          2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $          197  $           76
 Net realized (losses)
   gains from security
   transactions                      3,616           1,094
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (4,366)          1,458
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                  (553)          2,628
                            --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -
 Net investment division
   transfers                       (18,917)         (8,085)
 Other net transfers                    (7)            (15)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                  (18,924)         (8,100)
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (19,477)         (5,472)
NET ASSETS - BEGINNING
 OF PERIOD                          19,477          24,949
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $       19,477
                            ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                              Putnam
                                     --------------------------------------------------------

                                            International
                                          New Opportunities                New Value
                                                Fund B                      Fund B
                                     ---------------------------- ---------------------------
                                                      2004 (e)                    2004 (e)
                                                   --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $            -              $            -
  Net realized (losses) gains from
   security transactions                                        -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                                  -                           -
                                                   --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                                 -                           -
                                                   --------------              --------------
From capital transactions:
  Net purchase payments                                         -                           -
  Net investment division transfers                             -                           -
  Other net transfers                                           -                           -
                                                   --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                       -                           -
                                                   --------------              --------------
    NET CHANGE IN NET
     ASSETS                                                     -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                                         -                           -
                                                   --------------              --------------
NET ASSETS - END OF PERIOD                         $            -              $            -
                                                   ==============              ==============

                                                                Templeton
                                     --------------------------------------------------------------


                                           Foreign Securities              Foreign Securities
                                                  Fund                           Fund B
                                     ------------------------------  ------------------------------
                                          2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $          (88) $         (164) $         (755) $         (517)
  Net realized (losses) gains from
   security transactions                       (249)           (222)          8,045           1,203
  Change in unrealized
   appreciation (depreciation) of
   investments                                7,442          11,704          16,903          22,751
                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in
     net assets resulting from
     operations                               7,105          11,318          24,193          23,437
                                     --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                       3,866           3,657          77,155          78,767
  Net investment division transfers          (3,512)          4,882          35,743          41,773
  Other net transfers                        (1,033)           (117)        (14,261)           (384)
                                     --------------  --------------  --------------  --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                      (679)          8,422          98,637         120,156
                                     --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                   6,426          19,740         122,830         143,593
NET ASSETS - BEGINNING OF
 PERIOD                                      79,370          59,630         197,853          54,260
                                     --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD           $       85,796  $       79,370  $      320,683  $      197,853
                                     ==============  ==============  ==============  ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                       Templeton
                                -------------------------------------------------------------------------------------------
                                          Developing                     Developing
                                           Markets                         Markets                       Franklin
                                          Securities                     Securities                     Small-Cap
                                             Fund                          Fund B                         Fund B
                                ------------------------------ ------------------------------  ---------------------------
                                     2005            2004           2005            2004                       2004 (e)
                                --------------  -------------- --------------  --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income  $           36  $          281 $         (547) $           24               $         (303)
  Net realized (losses) gains
   from security transactions            1,693             439          5,798           1,931                        4,177
  Change in unrealized
   appreciation (depreciation)
   of investments                       17,739          11,146         60,306          28,185                       (4,647)
                                --------------  -------------- --------------  --------------               --------------
    Net increase (decrease)
     in net assets resulting
     from operations                    19,468          11,866         65,557          30,140                         (773)
                                --------------  -------------- --------------  --------------               --------------
From capital transactions:
  Net purchase payments                  3,006           2,864        104,397          83,996                       29,160
  Net investment division
   transfers                             8,012           2,972         30,877          29,406                      (73,017)
  Other net transfers                   (1,245)              -         (3,464)           (682)                         (87)
                                --------------  -------------- --------------  --------------               --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions.                       9,773           5,836        131,810         112,720                      (43,944)
                                --------------  -------------- --------------  --------------               --------------
    NET CHANGE IN NET
     ASSETS                             29,241          17,702        197,367         142,860                      (44,717)
NET ASSETS - BEGINNING
 OF PERIOD                              64,671          46,969        192,470          49,610                       44,717
                                --------------  -------------- --------------  --------------               --------------
NET ASSETS - END OF
 PERIOD                         $       93,912  $       64,671 $      389,837  $      192,470               $            -
                                ==============  ============== ==============  ==============               ==============

                                ----------------------------
                                          Franklin
                                      Large-Cap Growth
                                         Securites
                                           Fund B
                                ---------------------------
                                                2004 (e)
                                             --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income               $          (86)
  Net realized (losses) gains
   from security transactions                         1,550
  Change in unrealized
   appreciation (depreciation)
   of investments                                    (1,479)
                                             --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                    (15)
                                             --------------
From capital transactions:
  Net purchase payments                                   -
  Net investment division
   transfers                                        (18,445)
  Other net transfers                                  (134)
                                             --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions.                                  (18,579)
                                             --------------
    NET CHANGE IN NET
     ASSETS                                         (18,594)
NET ASSETS - BEGINNING
 OF PERIOD                                           18,594
                                             --------------
NET ASSETS - END OF
 PERIOD                                      $            -
                                             ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Templeton
                            ---------------------------------------------------------------------------------------
                                      Franklin
                                    Mutual Shares                Global Income
                                     Securities                   Securities                Growth Securities
                                       Fund B                       Fund B                       Fund B
                            ----------------------------  --------------------------- -----------------------------
                                             2004 (e)                     2004 (e)         2005           2004
                                          --------------               -------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                                 $         (169)              $            - $            - $            -
 Net realized (losses)
   gains from security
   transactions                                    3,274                            -              -              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                    (2,690)                           -              -              -
                                          --------------               -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                 415                            -              -              -
                                          --------------               -------------- -------------- --------------
From capital
 transactions:
 Net purchase payments                             1,660                            -              -              -
 Net investment division
   transfers                                     (36,890)                           -              -              -
 Other net transfers                                  (2)                           -              -              -
                                          --------------               -------------- -------------- --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                                (35,232)                           -              -              -
                                          --------------               -------------- -------------- --------------
    NET CHANGE IN NET
     ASSETS                                      (34,817)                           -              -              -
NET ASSETS - BEGINNING
 OF PERIOD                                        34,817                            -              -              -
                                          --------------               -------------- -------------- --------------
NET ASSETS - END OF
 PERIOD                                   $            -               $            - $            - $            -
                                          ==============               ============== ============== ==============

                            ----------------------------

                                   Mutual Shares
                                    Securities
                                      Fund B
                            ---------------------------
                               2005 (c)
                            --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                               Templeton                                                    Fidelity
                                      --------------------------- ---------------------------------------------------------------


                                         VIP Income Securities             Equity-Income                      Growth
                                               Portfolio                    Portfolio B                     Portfolio B
                                      --------------------------- ------------------------------  ------------------------------
                                         2005 (c)                      2005            2004            2005            2004
                                      --------------              --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            -              $        1,298  $          185  $       (6,226) $       (2,408)
  Net realized (losses) gains from
   security transactions                           -                          19             (11)          2,473             665
  Change in unrealized appreciation
   (depreciation) of investments                   -                         434           2,003          36,187          15,665
                                      --------------              --------------  --------------  --------------  --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -                       1,751           2,177          32,434          13,922
                                      --------------              --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                            -                       7,500          35,000         158,143         189,097
  Net investment division transfers                -                           -             325         182,067          79,231
  Other net transfers                              -                        (188)              -         (26,202)            (83)
                                      --------------              --------------  --------------  --------------  --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -                       7,312          35,325         314,008         268,245
                                      --------------              --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                        -                       9,063          37,502         346,442         282,167
NET ASSETS - BEGINNING OF
 PERIOD                                            -                      37,502               -         355,750          73,583
                                      --------------              --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD            $            -              $       46,565  $       37,502  $      702,192  $      355,750
                                      ==============              ==============  ==============  ==============  ==============

                                      ------------------------------


                                               High Income
                                               Portfolio B
                                      -----------------------------
                                         2005 (a)         2004
                                      -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            - $            -
  Net realized (losses) gains from
   security transactions                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                   -              -
                                      -------------- --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -              -
                                      -------------- --------------
From capital transactions:
  Net purchase payments                            -              -
  Net investment division transfers                -              -
  Other net transfers                              -              -
                                      -------------- --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -              -
                                      -------------- --------------
    NET CHANGE IN NET
     ASSETS                                        -              -
NET ASSETS - BEGINNING OF
 PERIOD                                            -              -
                                      -------------- --------------
NET ASSETS - END OF PERIOD            $            - $            -
                                      ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                              Fidelity
                                      --------------------------------------------------------


                                                Mid-Cap                    Contrafund
                                              Portfolio B                   Portfolio
                                      ---------------------------- ---------------------------
                                         2005 (c)                     2005 (c)
                                      --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            -               $            -
  Net realized (losses) gains from
   security transactions                           -                            -
  Change in unrealized appreciation
   (depreciation) of investments                   -                            -
                                      --------------               --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -                            -
                                      --------------               --------------
From capital transactions:
  Net purchase payments                            -                            -
  Net investment division transfers                -                            -
  Other net transfers                              -                            -
                                      --------------               --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -                            -
                                      --------------               --------------
    NET CHANGE IN NET
     ASSETS                                        -                            -
NET ASSETS - BEGINNING OF
 PERIOD                                            -                            -
                                      --------------               --------------
NET ASSETS - END OF PERIOD            $            -               $            -
                                      ==============               ==============

                                                          American Century
                                      --------------------------------------------------------


                                            Income & Growth               International
                                                  Fund                        Fund
                                      ---------------------------  ---------------------------
                                                      2004 (e)                     2004 (e)
                                                   --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $          284               $            -
  Net realized (losses) gains from
   security transactions                                    4,082                            -
  Change in unrealized appreciation
   (depreciation) of investments                           (4,225)                           -
                                                   --------------               --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                               141                            -
                                                   --------------               --------------
From capital transactions:
  Net purchase payments                                         -                            -
  Net investment division transfers                       (29,165)                           -
  Other net transfers                                          (8)                           -
                                                   --------------               --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                                 (29,173)                           -
                                                   --------------               --------------
    NET CHANGE IN NET
     ASSETS                                               (29,032)                           -
NET ASSETS - BEGINNING OF
 PERIOD                                                    29,032                            -
                                                   --------------               --------------
NET ASSETS - END OF PERIOD                         $            -               $            -
                                                   ==============               ==============

(c) For the period from November 7, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                            American Century
                                      ---------------------------  -------------------------------


                                                 Value                       Stock Index
                                                  Fund                       Portfolio B
                                      ---------------------------  ------------------------------
                                                      2004 (e)          2005            2004
                                                   --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $          103  $      (41,511) $      (67,579)
  Net realized (losses) gains from
   security transactions                                      798         613,648         170,096
  Change in unrealized appreciation
   (depreciation) of investments                             (683)       (159,135)        559,930
                                                   --------------  --------------  --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                               218         413,002         662,447
                                                   --------------  --------------  --------------
From capital transactions:
  Net purchase payments                                         -       5,893,335       5,623,911
  Net investment division transfers                        (7,750)     (3,147,350)      1,151,375
  Other net transfers                                          (1)       (744,891)       (337,217)
                                                   --------------  --------------  --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                                  (7,751)      2,001,094       6,438,069
                                                   --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                                (7,533)      2,414,096       7,100,516
NET ASSETS - BEGINNING OF
 PERIOD                                                     7,533      10,001,094       2,900,578
                                                   --------------  --------------  --------------
NET ASSETS - END OF PERIOD                         $            -  $   12,415,190  $   10,001,094
                                                   ==============  ==============  ==============

                                                   MetLife
                                      ---------------------------------------------------------------


                                             FI International               Met/Putnam Voyager
                                                  Stock B                       Portfolio B
                                      ------------------------------  ------------------------------
                                           2005            2004          2005 (a)          2004
                                      --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $       (3,281) $         (649) $           13  $           (3)
  Net realized (losses) gains from
   security transactions                      21,781          12,971            (734)              -
  Change in unrealized appreciation
   (depreciation) of investments              32,393          43,437             (94)             94
                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net
     assets resulting from
     operations                               50,893          55,759            (815)             91
                                      --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                            -           6,000               -           1,537
  Net investment division transfers          (50,853)         (9,121)         (5,152)          4,339
  Other net transfers                        (25,032)        (14,887)              -               -
                                      --------------  --------------  --------------  --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                    (75,885)        (18,008)         (5,152)          5,876
                                      --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                  (24,992)         37,751          (5,967)          5,967
NET ASSETS - BEGINNING OF
 PERIOD                                      390,385         352,634           5,967               -
                                      --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD            $      365,393  $      390,385  $            -  $        5,967
                                      ==============  ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     MetLife
                            ------------------------------------------------------------------------------------------------
                                       BlackRock                      BlackRock                         BlackRock
                                         Bond                            Bond                             Money
                                        Income                          Income                            Market
                                       Portfolio                     Portfolio B                        Portfolio
                            ------------------------------  ------------------------------    -----------------------------
                                 2005          2004 (g)          2005          2004 (h)            2005           2004
                            --------------  --------------  --------------  --------------    -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $          824  $         (177) $          829  $            -    $        2,474 $         (713)
 Net realized (losses)
   gains from security
   transactions                         14             (70)            (22)              -                 -              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (630)            807            (457)              -                 -              -
                            --------------  --------------  --------------  --------------    -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   208             560             350               -             2,474           (713)
                            --------------  --------------  --------------  --------------    -------------- --------------
From capital
 transactions:
 Net purchase payments               3,740               -          57,028               -                 -              -
 Net investment division
   transfers                             -          17,402           6,409               -                 3              -
 Other net transfers                (2,592)              -              (9)              -                 -             (3)
                            --------------  --------------  --------------  --------------    -------------- --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                    1,148          17,402          63,428               -                 3             (3)
                            --------------  --------------  --------------  --------------    -------------- --------------
    NET CHANGE IN NET
     ASSETS                          1,356          17,962          63,778               -             2,477           (716)
NET ASSETS - BEGINNING
 OF PERIOD                          17,962               -               -               -           168,867        169,583
                            --------------  --------------  --------------  --------------    -------------- --------------
NET ASSETS - END OF
 PERIOD                     $       19,318  $       17,962  $       63,778  $            -    $      171,344 $      168,867
                            ==============  ==============  ==============  ==============    ============== ==============

                            --------------------------
                                     BlackRock
                                       Money
                                       Market
                                    Portfolio B
                            ----------------------------
                               2005 (b)
                            --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       64,677
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                64,677
                            --------------
From capital
 transactions:
 Net purchase payments           6,569,582
 Net investment division
   transfers                     5,144,374
 Other net transfers              (334,632)
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               11,379,324
                            --------------
    NET CHANGE IN NET
     ASSETS                     11,444,001
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $   11,444,001
                            ==============

(b) For the period from May 2, 2005 to December 31, 2005
(h) For the period from November 22, 2004 to December 31, 2004
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      MetLife
                            --------------------------------------------------------------------------------------------


                                    MFS Research               Davis Venture Value        Harris Oakmark Focused Value
                                    Series B (e)                     Fund E                          Fund B
                            ---------------------------- ------------------------------  ------------------------------
                                             2004 (e)         2005            2004            2005            2004
                                          -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                                 $            - $     (372,990) $     (301,701) $      (96,556) $      (72,601)
 Net realized (losses)
   gains from security
   transactions                                        -      1,278,107         776,567         433,994         498,271
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -      1,742,393       2,493,712         664,485         587,955
                                          -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -      2,647,510       2,968,578       1,001,923       1,013,625
                                          -------------- --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                                 -      6,674,059      17,335,440       3,261,913       9,807,581
 Net investment division
   transfers                                           -     (6,661,088)      5,778,017      (2,240,134)     (3,270,352)
 Other net transfers                                   -     (1,364,684)       (767,188)       (503,122)       (360,896)
                                          -------------- --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                                      -     (1,351,713)     22,346,269         518,657       6,176,333
                                          -------------- --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                            -      1,295,797      25,314,847       1,520,580       7,189,958
NET ASSETS - BEGINNING
 OF PERIOD                                             -     34,014,012       8,699,165      14,368,392       7,178,434
                                          -------------- --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            - $   35,309,809  $   34,014,012  $   15,888,972  $   14,368,392
                                          ============== ==============  ==============  ==============  ==============

                            -------------------------------


                                    Jennison Growth
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $     (185,170) $     (155,871)
 Net realized (losses)
   gains from security
   transactions                    343,140         307,588
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     985,639         899,439
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             1,143,609       1,051,156
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           2,316,024       7,920,433
 Net investment division
   transfers                    (3,403,020)       (241,134)
 Other net transfers              (530,732)       (344,930)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (1,617,728)      7,334,369
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                       (474,119)      8,385,525
NET ASSETS - BEGINNING
 OF PERIOD                      12,830,144       4,444,619
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   12,356,025  $   12,830,144
                            ==============  ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                       MetLife
                            ------------------------------------------------------------------------------------------------


                                   MFS Total Return              MFS Investors Trust          Capital Guardian U.S. Equity
                                       Series B                       Series B                          Series A
                            ------------------------------ ------------------------------    ------------------------------
                                 2005            2004           2005            2004              2005          2004 (h)
                            --------------  -------------- --------------  --------------    --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $          370  $          369 $       (4,838) $       (4,522)   $       (1,339) $         (166)
 Net realized (losses)
   gains from security
   transactions                      2,227             114         16,735           4,345             1,739              16
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,402)          2,138          7,587          40,769             3,558           4,023
                            --------------  -------------- --------------  --------------    --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,195           2,621         19,484          40,592             3,958           3,873
                            --------------  -------------- --------------  --------------    --------------  --------------
From capital
 transactions:
 Net purchase payments              29,021               -              -          23,260                 -               -
 Net investment division
   transfers                        45,007          12,715        (62,681)         16,940             1,742         101,266
 Other net transfers               (10,584)              -        (27,177)        (16,696)          (26,126)           (932)
                            --------------  -------------- --------------  --------------    --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                   63,444          12,715        (89,858)         23,504           (24,384)        100,334
                            --------------  -------------- --------------  --------------    --------------  --------------
    NET CHANGE IN NET
     ASSETS                         64,639          15,336        (70,374)         64,096           (20,426)        104,207
NET ASSETS - BEGINNING
 OF PERIOD                          33,535          18,199        463,343         399,247           104,207               -
                            --------------  -------------- --------------  --------------    --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       98,174  $       33,535 $      392,969  $      463,343    $       83,781  $      104,207
                            ==============  ============== ==============  ==============    ==============  ==============

                            -----------------------------


                             Capital Guardian U.S. Equity
                                       Series B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       (4,542) $         (922)
 Net realized (losses)
   gains from security
   transactions                     10,932             496
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       6,975          19,530
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                13,365          19,104
                            --------------  --------------
From capital
 transactions:
 Net purchase payments              11,459         182,500
 Net investment division
   transfers                        13,622          47,870
 Other net transfers               (21,087)              -
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                    3,994         230,370
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                         17,359         249,474
NET ASSETS - BEGINNING
 OF PERIOD                         331,475          82,001
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      348,834  $      331,475
                            ==============  ==============

(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      MetLife
                            --------------------------------------------------------------------------------------------


                            Salomon Brothers Strategic Bond       Salomon Brothers           T. Rowe Price Small-Cap
                                      Portfolio B           U.S. Government Portfolio B            Portfolio B
                            ------------------------------  ---------------------------- ------------------------------
                                 2005          2004 (g)        2005 (b)                       2005          2004 (g)
                            --------------  --------------  --------------               --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $        2,492  $         (608) $       (1,257)              $       (1,243) $         (716)
 Net realized (losses)
   gains from security
   transactions                        289              53            (488)                       2,045            (125)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,966)          4,389             758                        7,084           7,684
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   815           3,834            (987)                       7,886           6,843
                            --------------  --------------  --------------               --------------  --------------
From capital
 transactions:
 Net purchase payments               3,750           6,750         122,458                            -               -
 Net investment division
   transfers                         3,308          63,057          88,916                           54          87,449
 Other net transfers                (6,276)         (1,941)           (238)                     (15,166)           (758)
                            --------------  --------------  --------------               --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                      782          67,866         211,136                      (15,112)         86,691
                            --------------  --------------  --------------               --------------  --------------
    NET CHANGE IN NET
     ASSETS                          1,597          71,700         210,149                       (7,226)         93,534
NET ASSETS - BEGINNING
 OF PERIOD                          71,700               -               -                       93,534               -
                            --------------  --------------  --------------               --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       73,297  $       71,700  $      210,149               $       86,308  $       93,534
                            ==============  ==============  ==============               ==============  ==============

                            -------------------------------


                                T. Rowe Price Large-Cap
                                      Portfolio A
                            ------------------------------
                                 2005          2004 (g)
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $         (190) $         (268)
 Net realized (losses)
   gains from security
   transactions                      1,239               8
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (200)          3,172
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   849           2,912
                            --------------  --------------
From capital
 transactions:
 Net purchase payments               2,527               -
 Net investment division
   transfers                       (15,191)         30,589
 Other net transfers                    (2)            (27)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                  (12,666)         30,562
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (11,817)         33,474
NET ASSETS - BEGINNING
 OF PERIOD                          33,474               -
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       21,657  $       33,474
                            ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 MetLife
                       -------------------------------------------------------------------------------------------------


                           T. Rowe Price Large-Cap      Franklin Templeton Small-Cap      BlackRock Strategic Value
                                 Portfolio B                 Growth Portfolio B                  Portfolio B
                       ------------------------------  ------------------------------  ------------------------------
                            2005          2004 (g)          2005          2004 (g)          2005            2004 (g)
                       --------------  --------------  --------------  --------------  --------------    --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $       (3,027) $         (948) $          301  $           (9) $        1,534    $          (52)
 Net realized
   (losses) gains
   from security
   transactions                 5,380              28             172               -              37                 -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              17,932          17,099           7,699             252            (292)            1,689
                       --------------  --------------  --------------  --------------  --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                20,285          16,179           8,172             243           1,279             1,637
                       --------------  --------------  --------------  --------------  --------------    --------------
From capital
 transactions:
 Net purchase
   payments                   107,376         114,256         104,232               -           5,136            12,834
 Net investment
   division
   transfers                   53,009          57,420          73,242           3,206           4,479             7,081
 Other net transfers          (23,652)           (340)         (1,114)              -            (121)                -
                       --------------  --------------  --------------  --------------  --------------    --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions             136,733         171,336         176,360           3,206           9,494            19,915
                       --------------  --------------  --------------  --------------  --------------    --------------
    NET CHANGE IN
     NET ASSETS               157,018         187,515         184,532           3,449          10,773            21,552
NET ASSETS -
 BEGINNING OF PERIOD          187,515               -           3,449               -          21,552                 -
                       --------------  --------------  --------------  --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                $      344,533  $      187,515  $      187,981  $        3,449  $       32,325    $       21,552
                       ==============  ==============  ==============  ==============  ==============    ==============

                       ---------------------------


                        Oppenhiemer Global Equity
                               Portfolio B
                       ----------------------------
                          2005 (b)
                       --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $           (9)
 Net realized
   (losses) gains
   from security
   transactions                   (33)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                 186
                       --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                   144
                       --------------
From capital
 transactions:
 Net purchase
   payments                         -
 Net investment
   division
   transfers                    6,534
 Other net transfers           (2,786)
                       --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions               3,748
                       --------------
    NET CHANGE IN
     NET ASSETS                 3,892
NET ASSETS -
 BEGINNING OF PERIOD                -
                       --------------
NET ASSETS - END OF
 PERIOD                $        3,892
                       ==============

(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                             Dreyfus
                                     ---------------------------------------------------------------------------------------


                                       VIF Capital Appreciation       VIF Disciplined Stock             Stock Index
                                              Portfolio B                  Portfolio B                  Portfolio B
                                     ----------------------------  --------------------------- -----------------------------
                                                      2004 (e)                     2004 (e)       2005 (a)         2004
                                                   --------------               -------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $         (134)              $            - $            - $            -
  Net realized (losses) gains from
   security transactions                                    2,369                            -              -              -
  Change in unrealized
   appreciation (depreciation) of
   investments                                             (2,138)                           -              -              -
                                                   --------------               -------------- -------------- --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                                97                            -              -              -
                                                   --------------               -------------- -------------- --------------
From capital transactions:
  Net purchase payments                                         -                            -              -              -
  Net investment division transfers                       (28,226)                           -              -              -
  Other net transfers                                          (4)                           -              -              -
                                                   --------------               -------------- -------------- --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                 (28,230)                           -              -              -
                                                   --------------               -------------- -------------- --------------
    NET CHANGE IN NET
     ASSETS                                               (28,133)                           -              -              -
NET ASSETS - BEGINNING OF
 PERIOD                                                    28,133                            -              -              -
                                                   --------------               -------------- -------------- --------------
NET ASSETS - END OF PERIOD                         $            -               $            - $            - $            -
                                                   ==============               ============== ============== ==============

                                               INVESCO
                                     ---------------------------


                                               Dynamics
                                                 Fund
                                     ---------------------------
                                                     2004 (e)
                                                  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                    $          (76)
  Net realized (losses) gains from
   security transactions                                   1,739
  Change in unrealized
   appreciation (depreciation) of
   investments                                            (1,507)
                                                  --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                              156
                                                  --------------
From capital transactions:
  Net purchase payments                                        -
  Net investment division transfers                      (16,000)
  Other net transfers                                         (2)
                                                  --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                (16,002)
                                                  --------------
    NET CHANGE IN NET
     ASSETS                                              (15,846)
NET ASSETS - BEGINNING OF
 PERIOD                                                   15,846
                                                  --------------
NET ASSETS - END OF PERIOD                        $            -
                                                  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                               INVESCO                                                       PIMCO
                                     --------------------------- ---------------------------------------------------------------


                                             High Yield                    High Yield                     Low Duration
                                                Fund                        Portfolio                       Portfolio
                                     --------------------------- ------------------------------  ------------------------------
                                                     2004 (e)         2005            2004            2005            2004
                 -                                -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                    $            - $        1,980  $          889  $        1,657  $          230
  Net realized (losses) gains from
   security transactions                                       -              3            (278)            (11)              2
  Change in unrealized
   appreciation (depreciation) of
   investments                                                 -           (397)            297          (2,058)            (54)
                                                  -------------- --------------  --------------  --------------  --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                                -          1,586             908            (412)            178
                                                  -------------- --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                                        -         35,127          12,500           4,404          70,099
  Net investment division transfers                            -         20,366          (8,450)          1,754             525
  Other net transfers                                          -           (125)              -            (328)             (7)
                                                  -------------- --------------  --------------  --------------  --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                      -         55,368           4,050           5,830          70,617
                                                  -------------- --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                                    -         56,954           4,958           5,418          70,795
NET ASSETS - BEGINNING OF
 PERIOD                                                        -         15,291          10,333          96,599          25,804
                                                  -------------- --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD                        $            - $       72,245  $       15,291  $      102,017  $       96,599
                                                  ============== ==============  ==============  ==============  ==============

                                     ------------------------------


                                       StocksPLUS Growth & Income
                                               Portfolio
                                     -----------------------------
                                          2005           2004
                 -                   -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $           49 $           13
  Net realized (losses) gains from
   security transactions                         27             10
  Change in unrealized
   appreciation (depreciation) of
   investments                                   22            394
                                     -------------- --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                  98            417
                                     -------------- --------------
From capital transactions:
  Net purchase payments                           -              -
  Net investment division transfers             207             48
  Other net transfers                             -             (2)
                                     -------------- --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                       207             46
                                     -------------- --------------
    NET CHANGE IN NET
     ASSETS                                     305            463
NET ASSETS - BEGINNING OF
 PERIOD                                       4,962          4,499
                                     -------------- --------------
NET ASSETS - END OF PERIOD           $        5,267 $        4,962
                                     ============== ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                 PIMCO                       Lazard                      Pioneer
                                     ----------------------------- --------------------------- ---------------------------


                                             Total Return             Retirement Small-Cap             VCT Mid-Cap
                                               Portfolio                    Portfolio                  Portfolio B
                                     ----------------------------- --------------------------- ---------------------------
                                          2005           2004         2005 (c)                    2005 (c)
                                     -------------- -------------- --------------              -------------- ------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            - $            - $            -              $            -
  Net realized (losses) gains from
   security transactions                          -              -              -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -              -              -                           -
                                     -------------- -------------- --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -              -              -                           -
                                     -------------- -------------- --------------              --------------
From capital transactions:
  Net purchase payments                           -              -              -                           -
  Net investment division transfers               -              -              -                           -
  Other net transfers                             -              -              -                           -
                                     -------------- -------------- --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -              -              -                           -
                                     -------------- -------------- --------------              --------------
    NET CHANGE IN NET
     ASSETS                                       -              -              -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                           -              -              -                           -
                                     -------------- -------------- --------------              --------------
NET ASSETS - END OF PERIOD           $            - $            - $            -              $            -
                                     ============== ============== ==============              ==============

                                            American Funds
                                     ----------------------------


                                            Global Growth
                                                Fund B
                                     ----------------------------
                                        2005 (c)
                                     -------------- -------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -
  Net realized (losses) gains from
   security transactions                          -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -
                                     --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -
                                     --------------
From capital transactions:
  Net purchase payments                           -
  Net investment division transfers               -
  Other net transfers                             -
                                     --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -
                                     --------------
    NET CHANGE IN NET
     ASSETS                                       -
NET ASSETS - BEGINNING OF
 PERIOD                                           -
                                     --------------
NET ASSETS - END OF PERIOD           $            -
                                     ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                         American Funds
                                     -------------------------------------------------------


                                          Growth and Income                Growth
                                               Fund B                      Fund B
                                     --------------------------- ---------------------------
                                        2005 (c)                    2005 (c)
                                     --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -              $            -
  Net realized (losses) gains from
   security transactions                          -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -                           -
                                     --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -                           -
                                     --------------              --------------
From capital transactions:
  Net purchase payments                           -                           -
  Net investment division transfers               -                           -
  Other net transfers                             -                           -
                                     --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -                           -
                                     --------------              --------------
    NET CHANGE IN NET
     ASSETS                                       -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                           -                           -
                                     --------------              --------------
NET ASSETS - END OF PERIOD           $            -              $            -
                                     ==============              ==============

                                                         Morgan Stanley
                                     -------------------------------------------------------


                                        UIF Equity and Income       UIF U.S. Real Estate
                                             Portfolio B                  Portfolio
                                     --------------------------- ---------------------------
                                        2005 (c)                    2005 (c)
                                     --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -              $            -
  Net realized (losses) gains from
   security transactions                          -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -                           -
                                     --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -                           -
                                     --------------              --------------
From capital transactions:
  Net purchase payments                           -                           -
  Net investment division transfers               -                           -
  Other net transfers                             -                           -
                                     --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -                           -
                                     --------------              --------------
    NET CHANGE IN NET
     ASSETS                                       -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                           -                           -
                                     --------------              --------------
NET ASSETS - END OF PERIOD           $            -              $            -
                                     ==============              ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                             Salomon Brothers
                            -----------------------------------------------------------------------------------


                             Variable High Yield Bond       Variable Small-Cap          VSF Investors Fund
                                     Portfolio                   Portfolio                   Portfolio
                            --------------------------- --------------------------- ---------------------------
                               2005 (c)                    2005 (c)                    2005 (c)
                            --------------              --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -              $            -              $            -
 Net realized (losses)
   gains from security
   transactions                          -                           -                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                           -                           -
                            --------------              --------------              --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                           -                           -
                            --------------              --------------              --------------
From capital
 transactions:
 Net purchase payments                   -                           -                           -
 Net investment division
   transfers                             -                           -                           -
 Other net transfers                     -                           -                           -
                            --------------              --------------              --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                           -                           -
                            --------------              --------------              --------------
    NET CHANGE IN NET
     ASSETS                              -                           -                           -
NET ASSETS - BEGINNING
 OF PERIOD                               -                           -                           -
                            --------------              --------------              --------------
NET ASSETS - END OF
 PERIOD                     $            -              $            -              $            -
                            ==============              ==============              ==============

                                    Van Kampen
                            ---------------------------


                                   LIT Comstock
                                    Portfolio B
                            ---------------------------
                               2005 (c)
                            --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                            Van Kampen
                                     ---------------------------------------------------------


                                         LIT Emerging Growth         LIT Growth and Income
                                             Portfolio B                  Portfolio B
                                     ---------------------------- ----------------------------
                                        2005 (c)                     2005 (c)
                                     --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -               $            -
  Net realized (losses) gains from
   security transactions                          -                            -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -                            -
                                     --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -                            -
                                     --------------               --------------
From capital transactions:
  Net purchase payments                           -                            -
  Net investment division transfers               -                            -
  Other net transfers                             -                            -
                                     --------------               --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -                            -
                                     --------------               --------------
    NET CHANGE IN NET
     ASSETS                                       -                            -
NET ASSETS - BEGINNING OF
 PERIOD                                           -                            -
                                     --------------               --------------
NET ASSETS - END OF PERIOD           $            -               $            -
                                     ==============               ==============

                                                          Smith Barney
                                     -------------------------------------------------------


                                     Allocation Select Balanced   Allocation Select Growth
                                              Portfolio                   Portfolio
                                     --------------------------- ---------------------------
                                        2005 (c)                    2005 (c)
                                     --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -              $            -
  Net realized (losses) gains from
   security transactions                          -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -                           -
                                     --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -                           -
                                     --------------              --------------
From capital transactions:
  Net purchase payments                           -                           -
  Net investment division transfers               -                           -
  Other net transfers                             -                           -
                                     --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -                           -
                                     --------------              --------------
    NET CHANGE IN NET
     ASSETS                                       -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                           -                           -
                                     --------------              --------------
NET ASSETS - END OF PERIOD           $            -              $            -
                                     ==============              ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                             Smith Barney
                            -------------------------------------------------------------------------------------


                            Allocation Select High Growth     Capital and Income           Equity Index Fund
                                     Portfolio                     Portfolio                  Portfolio B
                            ----------------------------- --------------------------- ---------------------------
                               2005 (c)                      2005 (c)                    2005 (c)
           -                --------------                --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -                $            -              $            -
 Net realized (losses)
   gains from security
   transactions                          -                             -                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                             -                           -
                            --------------                --------------              --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                             -                           -
                            --------------                --------------              --------------
From capital
 transactions:
 Net purchase payments                   -                             -                           -
 Net investment division
   transfers                             -                             -                           -
 Other net transfers                     -                             -                           -
                            --------------                --------------              --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                             -                           -
                            --------------                --------------              --------------
    NET CHANGE IN NET
     ASSETS                              -                             -                           -
NET ASSETS - BEGINNING
 OF PERIOD                               -                             -                           -
                            --------------                --------------              --------------
NET ASSETS - END OF
 PERIOD                     $            -                $            -              $            -
                            ==============                ==============              ==============

                            ----------------------------


                            Greenwich Fundamental Value
                                     Portfolio
                            ---------------------------
                               2005 (c)
           -                --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Smith Barney
                                  ---------------------------------------------------------------------------------------


                                  Greenwich Street Appreciation Greenwich Street Equity Index    IS Dividend Strategy
                                           Portfolio                     Portfolio                     Portfolio
                                  ----------------------------- ----------------------------- ---------------------------
                                     2005 (c)                      2005 (c)                      2005 (c)
              -                   --------------                --------------                --------------
INCREASE (DECREASE) IN
 NET ASSETS From Operations:
 Net investment (loss) income     $            -                $            -                $            -
 Net realized (losses) gains
   from security transactions                  -                             -                             -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -                             -                             -
                                  --------------                --------------                --------------
    Net increase (decrease)
     in net assets resulting
     from operations                           -                             -                             -
                                  --------------                --------------                --------------
From capital transactions:
 Net purchase payments                         -                             -                             -
 Net investment division
   transfers                                   -                             -                             -
 Other net transfers                           -                             -                             -
                                  --------------                --------------                --------------
    Net (decrease) increase
     in net assets resulting
     from capital transactions                 -                             -                             -
                                  --------------                --------------                --------------
    NET CHANGE IN NET ASSETS                   -                             -                             -
NET ASSETS - BEGINNING OF
 PERIOD                                        -                             -                             -
                                  --------------                --------------                --------------
NET ASSETS - END OF PERIOD        $            -                $            -                $            -
                                  ==============                ==============                ==============

                                  ----------------------------


                                     IS Growth and Income
                                           Portfolio
                                  ---------------------------
                                     2005 (c)
              -                   --------------
INCREASE (DECREASE) IN
 NET ASSETS From Operations:
 Net investment (loss) income     $            -
 Net realized (losses) gains
   from security transactions                  -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -
                                  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                           -
                                  --------------
From capital transactions:
 Net purchase payments                         -
 Net investment division
   transfers                                   -
 Other net transfers                           -
                                  --------------
    Net (decrease) increase
     in net assets resulting
     from capital transactions                 -
                                  --------------
    NET CHANGE IN NET ASSETS                   -
NET ASSETS - BEGINNING OF
 PERIOD                                        -
                                  --------------
NET ASSETS - END OF PERIOD        $            -
                                  ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                        Smith Barney
                       ------------------------------------------------------------------------------------------


                       Multi Disciplined Balanced All-Cap  Multi Disciplined All-Cap  Multi Disciplined Large-Cap
                       Growth and Value Portfolio         Growth and Value Portfolio  Growth and Value Portfolio
                       ---------------------------------- --------------------------- ---------------------------
                          2005 (c)                           2005 (c)                    2005 (c)
         -               --------------                   --------------              --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $            -                     $            -              $            -
 Net realized
   (losses) gains
   from security
   transactions                     -                                  -                           -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                   -                                  -                           -
                         --------------                   --------------              --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                     -                                  -                           -
                         --------------                   --------------              --------------
From capital
 transactions:
 Net purchase
   payments                         -                                  -                           -
 Net investment
   division
   transfers                        -                                  -                           -
 Other net transfers                -                                  -                           -
                         --------------                   --------------              --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions                   -                                  -                           -
                         --------------                   --------------              --------------
    NET CHANGE IN
     NET ASSETS                     -                                  -                           -
NET ASSETS -
 BEGINNING OF PERIOD                -                                  -                           -
                         --------------                   --------------              --------------
NET ASSETS - END OF
 PERIOD                $            -                     $            -              $            -
                         ==============                   ==============              ==============

                       ---------------------------------


                       Multi Disciplined Global All-Cap
                       Growth and Value Portfolio
                       --------------------------------
                          2005 (c)
         -              --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $            -
 Net realized
   (losses) gains
   from security
   transactions                     -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                   -
                        --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                     -
                        --------------
From capital
 transactions:
 Net purchase
   payments                         -
 Net investment
   division
   transfers                        -
 Other net transfers                -
                        --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions                   -
                        --------------
    NET CHANGE IN
     NET ASSETS                     -
NET ASSETS -
 BEGINNING OF PERIOD                -
                        --------------
NET ASSETS - END OF
 PERIOD                $            -
                        ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                  Smith Barney
                                           --------------------------- -------------------------------


                                           Premier Selections All-Cap  Salomon Brothers Adjustable
                                                Growth Portfolio          Rate Income Portfolio
                                           --------------------------- ----------------------------
                                              2005 (c)                    2005 (c)
                   -                       --------------              --------------
INCREASE (DECREASE) IN NET ASSETS From
 Operations:
 Net investment (loss) income              $            -              $            -
 Net realized (losses) gains from
   security transactions                                -                           -
 Change in unrealized appreciation
   (depreciation) of investments                        -                           -
                                           --------------              --------------
    Net increase (decrease) in net
     assets resulting from operations                   -                           -
                                           --------------              --------------
From capital transactions:
 Net purchase payments                                  -                           -
 Net investment division transfers                      -                           -
 Other net transfers                                    -                           -
                                           --------------              --------------
    Net (decrease) increase in net
     assets resulting from capital
     transactions                                       -                           -
                                           --------------              --------------
    NET CHANGE IN NET ASSETS                            -                           -
NET ASSETS - BEGINNING OF PERIOD                        -                           -
                                           --------------              --------------
NET ASSETS - END OF PERIOD                 $            -              $            -
                                           ==============              ==============

                                            Travelers Series Fund
                                           ---------------------------------------------------------


                                           Smith Barney Aggressive Growth Smith Barney Large-Cap Growth
                                                    Portfolio                      Portfolio
                                           ------------------------------ ----------------------------
                                              2005 (c)                       2005 (c)
                   -                        --------------                --------------
INCREASE (DECREASE) IN NET ASSETS From
 Operations:
 Net investment (loss) income              $            -                 $            -
 Net realized (losses) gains from
   security transactions                                -                              -
 Change in unrealized appreciation
   (depreciation) of investments                        -                              -
                                            --------------                --------------
    Net increase (decrease) in net
     assets resulting from operations                   -                              -
                                            --------------                --------------
From capital transactions:
 Net purchase payments                                  -                              -
 Net investment division transfers                      -                              -
 Other net transfers                                    -                              -
                                            --------------                --------------
    Net (decrease) increase in net
     assets resulting from capital
     transactions                                       -                              -
                                            --------------                --------------
    NET CHANGE IN NET ASSETS                            -                              -
NET ASSETS - BEGINNING OF PERIOD                        -                              -
                                            --------------                --------------
NET ASSETS - END OF PERIOD                 $            -                 $            -
                                            ==============                ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                    Travelers Series Fund
                                     -------------------------------------------------------------------------------------


                                     Smith Barney Large-Cap Value  Smith Barney Money Market  Smith Barney Social Awareness
                                              Portfolio                    Portfolio                Stock Portfolio
                                     ---------------------------  --------------------------- -----------------------------
                                        2005 (c)                     2005 (c)                    2005 (c)
                 -                   --------------               --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -               $            -              $            -
  Net realized (losses) gains from
   security transactions                          -                            -                           -
  Change in unrealized appreciation
   (depreciation) of investments                  -                            -                           -
                                     --------------               --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -                            -                           -
                                     --------------               --------------              --------------
From capital transactions:
  Net purchase payments                           -                            -                           -
  Net investment division transfers               -                            -                           -
  Other net transfers                             -                            -                           -
                                     --------------               --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -                            -                           -
                                     --------------               --------------              --------------
    NET CHANGE IN NET
     ASSETS                                       -                            -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                           -                            -                           -
                                     --------------               --------------              --------------
NET ASSETS - END OF PERIOD           $            -               $            -              $            -
                                     ==============               ==============              ==============

                                       Travelers Series Trust
                                     ---------------------------


                                      AIM Capital Appreciation
                                              Portfolio
                                     ---------------------------
                                        2005 (c)
                 -                   --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -
  Net realized (losses) gains from
   security transactions                          -
  Change in unrealized appreciation
   (depreciation) of investments                  -
                                     --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -
                                     --------------
From capital transactions:
  Net purchase payments                           -
  Net investment division transfers               -
  Other net transfers                             -
                                     --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -
                                     --------------
    NET CHANGE IN NET
     ASSETS                                       -
NET ASSETS - BEGINNING OF
 PERIOD                                           -
                                     --------------
NET ASSETS - END OF PERIOD           $            -
                                     ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                  Travelers Series Trust
                                      -----------------------------------------------------------------------------------


                                        Convertible Securities           Equity Income           Federated High Yield
                                               Portfolio                   Portfolio                   Portfolio
                                      --------------------------- --------------------------- ---------------------------
                                         2005 (c)                    2005 (c)                    2005 (c)
                 -                    --------------              --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            -              $            -              $            -
  Net realized (losses) gains from
   security transactions                           -                           -                           -
  Change in unrealized appreciation
   (depreciation) of investments                   -                           -                           -
                                      --------------              --------------              --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -                           -                           -
From capital transactions:
  Net purchase payments                            -                           -                           -
  Net investment division transfers                -                           -                           -
  Other net transfers                              -                           -                           -
                                      --------------              --------------              --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -                           -                           -
                                      --------------              --------------              --------------
    NET CHANGE IN NET
     ASSETS                                        -                           -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                            -                           -                           -
                                      --------------              --------------              --------------
NET ASSETS - END OF PERIOD            $            -              $            -              $            -
                                      ==============              ==============              ==============

                                      ----------------------------


                                          Janus Appreciation
                                               Portfolio
                                      ---------------------------
                                         2005 (c)
                 -                    --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            -
  Net realized (losses) gains from
   security transactions                           -
  Change in unrealized appreciation
   (depreciation) of investments                   -
                                      --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -
From capital transactions:
  Net purchase payments                            -
  Net investment division transfers                -
  Other net transfers                              -
                                      --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -
                                      --------------
    NET CHANGE IN NET
     ASSETS                                        -
NET ASSETS - BEGINNING OF
 PERIOD                                            -
                                      --------------
NET ASSETS - END OF PERIOD            $            -
                                      ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                        Travelers Series Trust
                            -----------------------------------------------------------------------------------


                                     Large-Cap           Managed Allocation Series   Managed Allocation Series
                                     Portfolio             Aggressive Portfolio       Conservative Portfolio
                            --------------------------- --------------------------- ---------------------------
                               2005 (c)                    2005 (c)                    2005 (c)
           -                --------------              --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -              $            -              $            -
 Net realized (losses)
   gains from security
   transactions                          -                           -                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                           -                           -
                            --------------              --------------              --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                           -                           -
                            --------------              --------------              --------------
From capital
 transactions:
 Net purchase payments                   -                           -                           -
 Net investment division
   transfers                             -                           -                           -
 Other net transfers                     -                           -                           -
                            --------------              --------------              --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                           -                           -
                            --------------              --------------              --------------
    NET CHANGE IN NET
     ASSETS                              -                           -                           -
NET ASSETS - BEGINNING
 OF PERIOD                               -                           -                           -
                            --------------              --------------              --------------
NET ASSETS - END OF
 PERIOD                     $            -              $            -              $            -
                            ==============              ==============              ==============

                            ------------------------------


                             Managed Allocation Series
                            Moderate Aggressive Portfolio
                            -----------------------------
                               2005 (c)
           -                --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                        Travelers Series Trust
                            ------------------------------------------------------------------------------------------


                             Managed Allocation Series       Managed Allocation Series       Mercury Large-Cap Core
                            Moderate Conservative Portfolio     Moderate Portfolio                  Portfolio
                            ------------------------------- ---------------------------    ---------------------------
                               2005 (c)                        2005 (c)                       2005 (c)
           -                 --------------                 --------------                 --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -                  $            -                 $            -
 Net realized (losses)
   gains from security
   transactions                          -                               -                              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                               -                              -
                             --------------                 --------------                 --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                               -                              -
                             --------------                 --------------                 --------------
From capital
 transactions:
 Net purchase payments                   -                               -                              -
 Net investment division
   transfers                             -                               -                              -
 Other net transfers                     -                               -                              -
                             --------------                 --------------                 --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                               -                              -
                             --------------                 --------------                 --------------
    NET CHANGE IN NET
     ASSETS                              -                               -                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -                               -                              -
                             --------------                 --------------                 --------------
NET ASSETS - END OF
 PERIOD                     $            -                  $            -                 $            -
                             ==============                 ==============                 ==============

                            -------------------------


                                 MFS Total Return
                                     Portfolio
                            ---------------------------
                               2005 (c)
           -                --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                        Travelers Series Trust
                            -----------------------------------------------------------------------------------


                                     MFS Value                 Pioneer Fund            Pioneer Mid-Cap Value
                                     Portfolio                   Portfolio                   Portfolio
                            --------------------------- --------------------------- ---------------------------
                               2005 (c)                    2005 (c)                    2005 (c)
           -                --------------              --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -              $            -              $            -
 Net realized (losses)
   gains from security
   transactions                          -                           -                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                           -                           -
                            --------------              --------------              --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                           -                           -
                            --------------              --------------              --------------
From capital
 transactions:
 Net purchase payments                   -                           -                           -
 Net investment division
   transfers                             -                           -                           -
 Other net transfers                     -                           -                           -
                            --------------              --------------              --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                           -                           -
                            --------------              --------------              --------------
    NET CHANGE IN NET
     ASSETS                              -                           -                           -
NET ASSETS - BEGINNING
 OF PERIOD                               -                           -                           -
                            --------------              --------------              --------------
NET ASSETS - END OF
 PERIOD                     $            -              $            -              $            -
                            ==============              ==============              ==============

                            ----------------------------


                             Pioneer Strategic Income
                                     Portfolio
                            ---------------------------
                               2005 (c)
           -                --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                        Travelers Series Trust
                            -------------------------------------------------------------------------------------


                            Style Focus Series Small-Cap Style Focus Series Small-Cap  Travelers Managed Income
                                 Growth Portfolio              Value Portfolio                 Portfolio
                            ---------------------------  ---------------------------  ---------------------------
                               2005 (c)                     2005 (c)                     2005 (c)
           -                --------------               --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -               $            -               $            -
 Net realized (losses)
   gains from security
   transactions                          -                            -                            -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                            -                            -
                            --------------               --------------               --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                            -                            -
                            --------------               --------------               --------------
From capital
 transactions:
 Net purchase payments                   -                            -                            -
 Net investment division
   transfers                             -                            -                            -
 Other net transfers                     -                            -                            -
                            --------------               --------------               --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                            -                            -
                            --------------               --------------               --------------
    NET CHANGE IN NET
     ASSETS                              -                            -                            -
NET ASSETS - BEGINNING
 OF PERIOD                               -                            -                            -
                            --------------               --------------               --------------
NET ASSETS - END OF
 PERIOD                     $            -               $            -               $            -
                            ==============               ==============               ==============

                            --------------------------


                            U.S. Government Securities
                                     Portfolio
                            ---------------------------
                               2005 (c)
           -                --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Concluded)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION
   First MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First MetLife Investors Insurance Company
   (FMLI) and exists in accordance with the regulations of the New York Department of Insurance. FMLI is a direct subsidiary of MetLife, Inc. The Separate Account is a funding vehicle for variable annuity contracts issued by FMLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of twenty-one investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FMLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from FMLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business FMLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2005:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth and Income Portfolio
                  Lord Abbett Growth and Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Met/Putnam Capital Opportunities Portfolio A
                  Met/Putnam Capital Opportunities Portfolio B
                  Oppenheimer Capital Appreciation Portfolio A
                  Oppenheimer Capital Appreciation Portfolio B
                  Janus Aggressive Growth Portfolio A
                  Janus Aggressive Growth Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  PIMCO Total Return Bond Portfolio A
                  PIMCO Total Return Bond Portfolio B
                  RCM Global Technology Portfolio B
                  T. Rowe Price Mid-Cap Growth Portfolio A
                  T. Rowe Price Mid-Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  Lazard Mid-Cap Portfolio B
                  Met/AIM Small-Cap Growth Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small-Cap Value Portfolio
                  Third Avenue Small-Cap Value Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  Lord Abbett America's Value Portfolio B
                  Neuberger Berman Real Estate Portfolio
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid-Cap Value Portfolio B
                  Defensive Strategy Fund of Funds Portfolio B

            Met Investors Series Trust (Met Investors), continued:
             Moderate Strategy Fund of Funds Portfolio B
             Balanced Strategy Fund of Funds Portfolio B
             Growth Strategy Fund of Funds Portfolio B
             Aggressive Strategy Fund of Funds Portfolio B
             Cyclical Growth ETF Portfolio B
             Cyclical Growth & Income ETF Portfolio B
             VanKampen ComStock Portfolio B
             Legg Mason Value Equity Portfolio B
            Russell Insurance Funds (Russell):
             Multi-Style Equity Fund
             Aggressive Equity Fund
             Non-U.S. Fund
             Core Bond Fund
             Real Estate Securities Fund
            AIM Variable Insurance Funds (AIM):
             Capital Appreciation Fund
             Capital Appreciation Fund B
             International Growth Fund
             International Growth Fund B
            Alliance Variable Products Series Fund, Inc. (Alliance):
             Bernstein Large-Cap Growth Portfolio B
            Scudder Variable Series II (Scudder II):
             Small-Cap Growth Portfolio
             Government Securities Portfolio
            MFS Variable Insurance Trust (MFS):
             Investors Trust Series B
            Oppenheimer Variable Account Funds (Oppenheimer):
             Capital Appreciation Fund
            Putnam Variable Trust (Putnam):
             Growth & Income Fund
             Growth & Income Fund B
             Equity Income Fund B
             Vista Fund

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

         Putnam Variable Trust (Putnam), continued:
          Vista Fund B
          Small-Cap Value Fund B
         Franklin Templeton Variable Products Series Fund (Templeton):
          Foreign Securities Fund
          Foreign Securities Fund B
          Developing Markets Securities Fund
          Developing Markets Securities Fund B
          Growth Securities Fund B
          Mutual Shares Securities Fund B
          VIP Income Securities Portfolio
         Fidelity Variable Insurance Products Fund (Fidelity):
          Equity-Income Portfolio B
          Growth Portfolio B
          Mid-Cap Portfolio B
          Contrafund Portfolio
         Metropolitan Life Series Funds, Inc. (MetLife):
          Stock Index Portfolio B
          FI International Stock B
          BlackRock Bond Income Portfolio
          BlackRock Bond Income Portfolio B
          BlackRock Money Market Portfolio
          BlackRock Money Market Portfolio B
          Davis Venture Value Fund E
          Harris Oakmark Focused Value Fund B
          Jennison Growth Portfolio B
          MFS Total Return Series B
          MFS Investors Trust Series B
          Capital Guardian U.S. Equity Series A
          Capital Guardian U.S. Equity Series B
          Salomon Brothers Strategic Bond Portfolio B
          Salomon Brothers U.S. Government Portfolio B
          T. Rowe Price Small-Cap Portfolio B
          T. Rowe Price Large-Cap Portfolio A
          T. Rowe Price Large-Cap Portfolio B
          Franklin Templeton Small-Cap Growth Portfolio B
          BlackRock Strategic Value Portfolio B
          Oppenheimer Global Equity Portfolio B
         PIMCO Variable Trust (PIMCO):
          High Yield Portfolio
          Low Duration Portfolio
          StocksPLUS Growth & Income Portfolio
          Total Return Portfolio
         Lazard:
          Retirement Small-Cap Portfolio
         Pioneer:
          VCT Mid-Cap Portfolio B

         American Funds Corp. (American Funds):
          Global Growth Fund B
          Growth and Income Fund B
          Growth Fund B
         Morgan Stanley:
          UIF Equity and Income Portfolio B
          UIF U.S. Real Estate Portfolio
         Salomon Brothers:
          Variable High Yield Bond Portfolio
          Variable Small-Cap Portfolio
          VSF Investors Fund Portfolio
         Van Kampen:
          LIT Comstock Portfolio B
          LIT Emerging Growth Portfolio B
          LIT Growth and Income Portfolio B
         Smith Barney:
          Allocation Select Balanced Portfolio
          Allocation Select Growth Portfolio
          Allocation Select High Growth Portfolio
          Capital and Income Portfolio
          Equity Index Fund Portfolio B
          Greenwich Fundamental Value Portfolio
          Greenwich Street Appreciation Portfolio
          Greenwich Street Equity Index Portfolio
          IS Dividend Strategy Portfolio
          IS Growth and Income Portfolio
          Multi Disciplined Balanced All-Cap Growth and Value Portfolio
          Multi Disciplined All-Cap Growth and Value Portfolio
          Multi Disciplined Large-Cap Growth and Value Portfolio
          Multi Disciplined Global All-Cap Growth and Value Portfolio
          Premier Selections All-Cap Growth Portfolio
         Travelers Series Fund:
          Salomon Brothers Adjustable Rate Income Portfolio
          Smith Barney Aggressive Growth Portfolio
          Smith Barney Large-Cap Growth Portfolio
          Smith Barney Large-Cap Value Portfolio
          Smith Barney Money Market Portfolio
          Smith Barney Social Awareness Stock Portfolio
         Travelers Series Trust:
          AIM Capital Appreciation Portfolio
          Convertible Securities Portfolio
          Equity Income Portfolio
          Federated High Yield Portfolio
          Janus Appreciation Portfolio
          Large-Cap Portfolio
          Managed Allocation Series Aggressive Portfolio
          Managed Allocation Series Conservative Portfolio

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(1) ORGANIZATION, CONTINUED

           Travelers Series Trust, continued:
            Managed Allocation Series Moderate Aggressive Portfolio
            Managed Allocation Series Moderate Conservative Portfolio
            Managed Allocation Series Moderate Portfolio
            Mercury Large-Cap Core Portfolio
            MFS Total Return Portfolio
            MFS Value Portfolio
            Pioneer Fund Portfolio

                 Travelers Series Trust, continued:
                  Pioneer Mid-Cap Value Portfolio
                  Pioneer Strategic Income Portfolio
                  Style Focus Series Small-Cap Growth Portfolio
                  Style Focus Series Small-Cap Value Portfolio
                  Travelers Managed Income Portfolio
                  U.S. Government Securities Portfolio

   The following sub-accounts changed names during the year ended December 31, 2005:
     Met Investors - Met\AIM Mid-Cap Core Equity Portfolio B to Lazard Mid-Cap Portfolio B
     Met Investors - PIMCO PEA Innovation Portfolio B to RCM Global Technology Portfolio B
     MetLife Series - SSR Money Market Portfolio to BlackRock Money Market Portfolio
     MetLife Series - SSR Bond Income Class A to BlackRock Bond Income
     Portfolio A
     MetLife Series - SSR Bond Income Class B to BlackRock Bond Income
     Portfolio B
     MetLife Series - SSR Aurora Class B to BlackRock Strategic Value Portfolio
     B

   The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004:

 Year Ended December 31, 2005:                          Date Ceased Operations
 -----------------------------                          ----------------------
  Met Investors Money Market Portfolio B                    April 29, 2005
  Alliance Bernstein Real Estate Investment Portfolio       April 29, 2005
  Alliance Bernstein Real Estate Investment Portfolio B     April 29, 2005
  Dreyfus Stock Index Fund B                                April 29, 2005
  Fidelity High Income Portfolio B                          April 29, 2005
  MetLife Met/Putnam Voyager Portfolio B                    April 29, 2005
  MFS Investors Trust Series                                April 29, 2005
  MFS High Income Series                                    April 29, 2005
  MFS High Income Series B                                  April 29, 2005
  MFS New Discovery Series B                                April 29, 2005
  Putnam International Equity Fund                          April 29, 2005
  Putnam International Equity Fund B                        April 29, 2005
  Scudder II Dreman Small Cap Value Portfolio               April 29, 2005

 Year Ended December 31, 2004:
 -----------------------------
  AIM Premier Equity Fund                                   April 30, 2004
  AIM Premier Equity Fund B                                 April 30, 2004
  Alliance Premier Growth Portfolio                         April 30, 2004
  Alliance Premier Growth Portfolio B                       April 30, 2004
  Alliance Bernstein Small-Cap Portfolio B                  April 30, 2004
  Alliance Bernstein Value Portfolio B                      April 30, 2004
  Liberty Newport Tiger Fund, Variable Series               April 30, 2004
  Goldman Sachs Growth & Income Fund                        April 30, 2004
  Goldman Sachs International Equity Fund                   April 30, 2004
  Scudder I International Portfolio B                       April 30, 2004
  MFS Research Series                                       April 30, 2004

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

 Year Ended December 31, 2004:                          Date Ceased Operations
 -----------------------------                          ----------------------
  MFS Research Series B                                    April 30, 2004
  MFS Emerging Growth Series                               April 30, 2004
  MFS Emerging Growth Series B                             April 30, 2004
  MFS Strategic Income Series B                            April 30, 2004
  Oppenheimer Bond Fund                                    April 30, 2004
  Putnam International New Opportunities B                 April 30, 2004
  Putnam New Value Fund B                                  April 30, 2004
  Templeton Franklin Small-Cap Fund B                      April 30, 2004
  Templeton Franklin Large-Cap Growth Securities Fund B    April 30, 2004
  Templeton Franklin Mutual Shares Securities Fund B       April 30, 2004
  Templeton Global Income Securities Fund B                April 30, 2004
  American Century Income & Growth Fund                    April 30, 2004
  American Century International Fund                      April 30, 2004
  American Century Value Fund                              April 30, 2004
  MetLife MFS Research Series B                            April 30, 2004
  Dreyfus VIF Capital Appreciation Portfolio B             April 30, 2004
  Dreyfus VIF Disciplined Stock Portfolio B                April 30, 2004
  INVESCO Dynamics Fund                                    April 30, 2004
  INVESCO High Yield Fund                                  April 30, 2004
  JP Morgan Quality Bond Portfolio                        November 19, 2004
  JP Morgan Quality Bond Portfolio B                      November 19, 2004
  JP Morgan Select Equity Portfolio                       November 19, 2004
  JP Morgan Select Equity Portfolio B                     November 19, 2004
  Met/Putnam Research Portfolio B                         November 19, 2004

   The following sub-accounts began operations during the years ended December 31, 2005 and December 31, 2004:

 Year Ended December 31, 2005:                           Date Began Operations
 -----------------------------                           ---------------------
  Met Investors Third Avenue Small-Cap Value Portfolio       May 2, 2005
  Met Investors Neuberger Berman Real Estate Portfolio       May 2, 2005
  Met Investors VanKampen ComStock Portfolio B               May 2, 2005
  MetLife Blackrock Money Market Portfolio B                 May 2, 2005
  MetLife Oppenheimer Global Equity Portfolio B              May 2, 2005
  MetLife Salomon Brothers U.S. Government Portfolio B       May 2, 2005
  Met Investors Cyclical Growth ETF Portfolio B           September 30, 2005
  Met Investors Cyclical Growth & Income ETF Portfolio B  September 30, 2005
  Alliance Bernstein Large-Cap Growth Portfolio B          November 7, 2005
  Oppenheimer Capital Appreciation Fund                    November 7, 2005
  Putnam Small-Cap Value Fund B                            November 7, 2005
  Templeton Mutual Shares Securities Fund B                November 7, 2005
  Templeton VIP Income Securities Portfolio                November 7, 2005
  Fidelity Mid-Cap Portfolio B                             November 7, 2005
  Fidelity Contrafund Portfolio                            November 7, 2005
  Lazard Retirement Small-Cap Portfolio                    November 7, 2005
  Pioneer VCT Mid-Cap Portfolio B                          November 7, 2005

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

Year Ended December 31, 2005:                                                     Date Began Operations
-----------------------------                                                     ---------------------
 American Funds Global Growth Fund B                                                November 7, 2005
 American Funds Growth and Income Fund B                                            November 7, 2005
 American Funds Growth Fund B                                                       November 7, 2005
 Morgan Stanley UIF Equity and Income Portfolio B                                   November 7, 2005
 Morgan Stanley UIF U.S. Real Estate Portfolio A                                    November 7, 2005
 Salomon Brothers Variable High Yield Bond Portfolio A                              November 7, 2005
 Salomon Brothers Variable Small-Cap Portfolio A                                    November 7, 2005
 Salomon Brothers VSF Investors Fund Portfolio A                                    November 7, 2005
 Van Kampen LIT Comstock Portfolio B                                                November 7, 2005
 Van Kampen LIT Emerging Growth Portfolio B                                         November 7, 2005
 Van Kampen LIT Growth and Income Portfolio B                                       November 7, 2005
 Smith Barney Allocation Select Balanced Portfolio                                  November 7, 2005
 Smith Barney Allocation Select Growth Portfolio                                    November 7, 2005
 Smith Barney Allocation Select High Growth Portfolio                               November 7, 2005
 Smith Barney Capital and Income Portfolio                                          November 7, 2005
 Smith Barney Equity Index Fund Portfolio B                                         November 7, 2005
 Smith Barney Greenwich Fundamental Value Portfolio                                 November 7, 2005
 Smith Barney Greenwich Street Appreciation Portfolio                               November 7, 2005
 Smith Barney Greenwich Street Equity Index Portfolio                               November 7, 2005
 Smith Barney IS Dividend Strategy Portfolio                                        November 7, 2005
 Smith Barney IS Growth and Income Portfolio                                        November 7, 2005
 Smith Barney Multi Disciplined Balanced All-Cap Growth and Value Portfolio         November 7, 2005
 Smith Barney Multi Disciplined All-Cap Growth and Value Portfolio                  November 7, 2005
 Smith Barney Multi Disciplined Large-Cap Growth and Value Portfolio                November 7, 2005
 Smith Barney Multi Disciplined Global All-Cap Growth and Value Portfolio           November 7, 2005
 Smith Barney Premier Selections All-Cap Growth Portfolio                           November 7, 2005
 Travelers Series Fund Salomon Brothers Adjustable Rate Income Portfolio            November 7, 2005
 Travelers Series Fund Smith Barney Aggressive Growth Portfolio                     November 7, 2005
 Travelers Series Fund Smith Barney Large-Cap Growth Portfolio                      November 7, 2005
 Travelers Series Fund Smith Barney Large-Cap Value Portfolio                       November 7, 2005
 Travelers Series Fund Smith Barney Money Market Portfolio                          November 7, 2005
 Travelers Series Fund Smith Barney Social Awareness Stock Portfolio                November 7, 2005
 Travelers Series Trust AIM Capital Appreciation Portfolio                          November 7, 2005
 Travelers Series Trust Convertible Securities Portfolio                            November 7, 2005
 Travelers Series Trust Equity Income Portfolio                                     November 7, 2005
 Travelers Series Trust Federated High Yield Portfolio                              November 7, 2005
 Travelers Series Trust Janus Appreciation Portfolio                                November 7, 2005
 Travelers Series Trust Large-Cap Portfolio                                         November 7, 2005
 Travelers Series Trust Managed Allocation Series Aggressive Portfolio              November 7, 2005
 Travelers Series Trust Managed Allocation Series Conservative Portfolio            November 7, 2005
 Travelers Series Trust Managed Allocation Series Moderate Aggressive Portfolio     November 7, 2005
 Travelers Series Trust Managed Allocation Series Moderate Conservative Portfolio   November 7, 2005
 Travelers Series Trust Managed Allocation Series Moderate Portfolio                November 7, 2005
 Travelers Series Trust Mercury Large-Cap Core Portfolio                            November 7, 2005

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

Year Ended December 31, 2005:                                         Date Began Operations
-----------------------------                                         ---------------------
 Travelers Series Trust MFS Total Return Portfolio                      November 7, 2005
 Travelers Series Trust MFS Value Portfolio                             November 7, 2005
 Travelers Series Trust Pioneer Fund Portfolio                          November 7, 2005
 Travelers Series Trust Pioneer Mid-Cap Value Portfolio                 November 7, 2005
 Travelers Series Trust Pioneer Strategic Income Portfolio              November 7, 2005
 Travelers Series Trust Style Focus Series Small-Cap Growth Portfolio   November 7, 2005
 Travelers Series Trust Style Focus Series Small-Cap Value Portfolio    November 7, 2005
 Travelers Series Trust Travelers Managed Income Portfolio              November 7, 2005
 Travelers Series Trust U.S. Government Securities Portfolio            November 7, 2005
 Met Investors Legg Mason Value Equity Portfolio B                      November 7, 2005

Year Ended December 31, 2004:
-----------------------------
 Met Investors Oppenheimer Capital Appreciation Portfolio A                May 3, 2004
 Met Investors Janus Aggressive Growth Portfolio A                         May 3, 2004
 Met Investors PIMCO Total Return Bond Portfolio A                         May 3, 2004
 Met Investors T. Rowe Price Mid-Cap Growth Portfolio A                    May 3, 2004
 Met Investors Neuberger Berman Real Estate Portfolio B                    May 3, 2004
 Met Investors Turner Mid-Cap Growth Portfolio B                           May 3, 2004
 Met Investors Goldman Sachs Mid-Cap Value Portfolio B                     May 3, 2004
 MetLife Salomon Bros Strategic Bond Class B                               May 3, 2004
 MetLife SSR Bond Income Portfolio                                         May 3, 2004
 MetLife T Rowe Price Small-Cap Portfolio B                                May 3, 2004
 MetLife T. Rowe Price Large-Cap Portfolio A                               May 3, 2004
 MetLife T. Rowe Price Large-Cap Portfolio B                               May 3, 2004
 MetLife Franklin Templeton Small-Cap Growth Portfolio B                   May 3, 2004
 MetLife SSR Aurora Class B                                                May 3, 2004
 Met Investors Defensive Strategy Fund of Funds Portfolio B             November 22, 2004
 Met Investors Moderate Strategy Fund of Funds Portfolio B              November 22, 2004
 Met Investors Balanced Strategy Fund of Funds Portfolio B              November 22, 2004
 Met Investors Growth Strategy Fund of Funds Portfolio B                November 22, 2004
 Met Investors Aggressive Strategy Fund of Funds Portfolio B            November 22, 2004
 MetLife SSR Bond Income Portfolio B                                    November 22, 2004
 MetLife Capital Guardian U.S. Equity A                                 November 22, 2004

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(2) SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account sub-accounts are included in the federal income tax return of FMLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FMLI believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub- accounts to the extent the earnings are credited to the variable annuity contracts. Therefore, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES
      Annuity Reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by FMLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to FMLI.

  (E) ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

  (F) RECLASSIFICATIONS
      Certain amounts in the prior years' financial statements have been reclassified to conform to the current year presentation.

(3) SEPARATE ACCOUNT EXPENSES
   For variable annuity contracts, FMLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.75% to an annual rate of 2.90%. This charge varies according to the product specifications. The mortality risks assumed by FMLI arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, FMLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. For certain annuity contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. For certain other contracts, after the first contract anniversary, the contract owner may withdraw up to 10% of the aggregate purchase payments each contract year, without incurring a surrender fee. During the final contract year, FMLI currently does not assess the surrender fee on amounts withdrawn under the systematic withdrawal program. FMLI deducted surrender fees of $199,584 from the Separate Account during the period ended December 31, 2005.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(4) CONTRACT FEES, CONTINUED

   For variable annuity contracts with a sales charge, FMLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of payment as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   During the accumulation phase, FMLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account sub-accounts (and for some contracts, the fixed account as well) for which account value is allocated. The charge is taken from account value on a full withdrawal or on the annuity date if such annuity date is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, FMLI may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2005, FMLI deducted contract maintenance and transfer fees of approximately $1,452,785 from the Separate Account.

   Currently, FMLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. FMLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 or as indicated below for each sub-account were as follows:

                                                             Purchases      Sales
                                                            ------------ ------------
Met Investors Lord Abbett Growth and Income Portfolio       $     46,529 $    146,652
Met Investors Lord Abbett Growth and Income Portfolio B        4,569,121    7,494,556
Met Investors Lord Abbett Bond Debenture Portfolio                12,260       18,851
Met Investors Lord Abbett Bond Debenture Portfolio B           2,955,985    6,679,883
Met Investors Lord Abbett Mid-Cap Value Portfolio                 31,026       36,280
Met Investors Lord Abbett Mid-Cap Value Portfolio B              410,412      114,189
Met Investors Met/Putnam Capital Opportunities Portfolio A         2,389       13,985
Met Investors Met/Putnam Capital Opportunities Portfolio B        15,243       29,228
Met Investors Oppenheimer Capital Appreciation Portfolio A        12,747       10,276
Met Investors Oppenheimer Capital Appreciation Portfolio B     2,252,418    4,881,425
(a) Met Investors Money Market Portfolio B                     5,226,595    8,659,035
Met Investors Janus Aggressive Growth Portfolio A                 10,689       16,518
Met Investors Janus Aggressive Growth Portfolio B              1,383,071    4,057,490
Met Investors Lord Abbett Growth Opportunity Portfolio            27,688       21,917
Met Investors Lord Abbett Growth Opportunity Portfolio B          30,152       31,561
Met Investors PIMCO Total Return Bond Portfolio A                  2,448          205
Met Investors PIMCO Total Return Bond Portfolio B              4,012,484    3,120,380
Met Investors RCM Global Technology Portfolio B                  540,851      858,652
Met Investors T. Rowe Price Mid-Cap Growth Portfolio A               435          402
Met Investors T. Rowe Price Mid-Cap Growth Portfolio B         3,250,766    1,230,820
Met Investors MFS Research International Portfolio               122,012       35,206
Met Investors MFS Research International Portfolio B           3,613,367    3,382,844
Met Investors Lazard Mid-Cap Portfolio B                       2,156,390    1,637,149
Met Investors Met/AIM Small-Cap Growth Portfolio B             1,532,552    3,294,832
Met Investors Harris Oakmark International Portfolio B         6,243,002    4,904,935
(b) Met Investors Third Avenue Small-Cap Value Portfolio          85,861          917
Met Investors Third Avenue Small-Cap Value Portfolio B         5,002,451    4,531,085
Met Investors PIMCO Inflation Protected Bond Portfolio B       4,504,581    5,720,765
Met Investors Lord Abbett America's Value Portfolio B            114,249       73,427
(b) Met Investors Neuberger Berman Real Estate Portfolio          67,093        2,380
Met Investors Neuberger Berman Real Estate Portfolio B         2,108,165    2,137,639
Met Investors Turner Mid-Cap Growth Portfolio B                1,024,086    1,506,741
Met Investors Goldman Sachs Mid-Cap Value Portfolio B          5,579,370    1,306,754
Met Investors Defensive Strategy Fund of Funds Portfolio B    13,818,203    1,367,337
Met Investors Moderate Strategy Fund of Funds Portfolio B     38,152,049    2,283,621
Met Investors Balanced Strategy Fund of Funds Portfolio B    103,182,877    1,381,169
Met Investors Growth Strategy Fund of Funds Portfolio B      120,451,645   19,993,204
Met Investors Aggressive Strategy Fund of Funds Portfolio B   19,301,479      726,712
(d) Met Investors Cyclical Growth ETF Portfolio B                115,278            4
(d) Met Investors Cyclical Growth & Income ETF Portfolio B             -            -
(b) Met Investors VanKampen ComStock Portfolio B               1,316,949      354,104
(c) Met Investors Legg Mason Value Equity Portfolio B             31,087            5
Russell Multi-Style Equity Fund                                    1,927        3,564
Russell Aggressive Equity Fund                                     3,548          729

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                           Purchases      Sales
                                                          ------------ ------------
Russell Non-U.S. Fund                                     $        633 $      1,634
Russell Core Bond Fund                                          15,216        3,864
Russell Real Estate Securities Fund                              7,148        1,204
AIM Capital Appreciation Fund                                    4,406       14,126
AIM Capital Appreciation Fund B                                      -            -
AIM International Growth Fund                                      163       28,810
AIM International Growth Fund B                                 83,149          758
(a) Alliance Bernstein Real Estate Investment Portfolio         12,201       67,835
(a) Alliance Bernstein Real Estate Investment Portfolio B        6,265      280,141
(c) Alliance Bernstein Large-Cap Growth Portfolio B                  -            -
Scudder II Small-Cap Growth Portfolio                                -            -
(a) Scudder II Dreman Small-Cap Value Portfolio                 10,809       86,023
Scudder II Government Securities Portfolio                           -            -
(a) MFS Investors Trust Series                                   1,421        5,202
MFS Investors Trust Series B                                         -            -
(a) MFS High Income Series                                       1,702        5,282
(a) MFS High Income Series B                                    52,764      426,017
(a) MFS New Discovery Series B                                  13,681      315,482
(c) Oppenheimer Capital Appreciation Fund                            -            -
Putnam Growth & Income Fund                                     37,488        4,474
Putnam Growth & Income Fund B                                    9,520        9,263
Putnam Equity Income B                                          59,261       75,277
Putnam Vista Fund                                               27,994        9,857
Putnam Vista Fund B                                                 67            -
(c) Putnam Small-Cap Value Fund B                                    -            -
(a) Puntam International Equity Fund                            22,659      105,574
(a) Putnam International Equity Fund B                             280       19,065
Templeton Foreign Securities Fund                                5,041        5,833
Templeton Foreign Securities Fund B                            127,829       30,049
Templeton Developing Markets Securities Fund                    13,458        3,692
Templeton Developing Markets Securities Fund B                 147,984       16,849
Templeton Growth Securities Fund B                                   -            -
(c) Templeton Mutual Shares Securities Fund B                        -            -
(c) Templeton VIP Income Securities Portfolio                        -            -
Fidelity Equity-Income Portfolio B                               9,358          771
Fidelity Growth Portfolio B                                    328,857       21,169
(a) Fidelity High Income Portfolio B                                 -            -
(c) Fidelity Mid-Cap Portfolio B                                     -            -
(c) Fidelity Contrafund Portfolio                                    -            -
MetLife Stock Index Portfolio B                              8,679,267    6,719,836
MetLife FI International Stock B                                 3,028       82,194
(a) MetLife Met/Putnam Voyager B                                27,625       32,767
MetLife BlackRock Bond Income Portfolio                          4,854        2,855
MetLife BlackRock Bond Income Portfolio B                       64,982          713
MetLife BlackRock Money Market Portfolio                         4,843        2,393

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                                                Purchases      Sales
                                                                               ------------ -----------
(b) MetLife BlackRock Money Market Portfolio B                                 $ 18,496,567 $ 7,052,571
MetLife Davis Venture Value Fund E                                                6,081,466   7,806,309
MetLife Harris Oakmark Focused Value Fund B                                       3,588,557   3,166,681
MetLife Jennison Growth Portfolio B                                               1,902,099   3,705,149
MetLife MFS Total Return Series B                                                    80,472      16,696
MetLife MFS Investors Trust Series B                                                  2,419      97,202
MetLife Capital Guardian U.S. Equity Series A                                         1,762      27,527
MetLife Capital Guardian U.S. Equity Series B                                        48,553      49,153
MetLife Salomon Brothers Strategic Bond Portfolio B                                  10,355       7,125
(b) MetLife Salomon Brothers U.S. Government Portfolio B                            320,177     110,297
MetLife T. Rowe Price Small-Cap Portfolio B                                             348      16,730
MetLife T. Rowe Price Large-Cap Portfolio A                                           2,641      15,501
MetLife T. Rowe Price Large-Cap Portfolio B                                         177,955      44,326
MetLife Franklin Templeton Small-Cap Growth Portfolio B                             178,957       2,305
MetLife BlackRock Strategic Value Portfolio B                                        11,498         524
(b) MetLife Oppenheimer Global Equity Portfolio B                                     6,530       2,793
PIMCO High Yield Portfolio                                                           57,995         678
PIMCO Low Duration Portfolio                                                          9,143       1,725
PIMCO StocksPLUS Growth & Income Portfolio                                              325         109
PIMCO Total Return Portfolio                                                              -           -
(c) Lazard Retirement Small-Cap Portfolio                                                 -           -
(c) Pioneer VCT Mid-Cap Portfolio B                                                       -           -
(c) American Funds Global Growth Fund B                                                   -           -
(c) American Funds Growth and Income Fund B                                               -           -
(c) American Funds Growth Fund B                                                          -           -
(c) Morgan Stanley UIF Equity and Income Portfolio B                                      -           -
(c) Morgan Stanley UIF U.S. Real Estate Portfolio                                         -           -
(c) Salomon Brothers Variable High Yield Bond Portfolio                                   -           -
(c) Salomon Brothers Variable Small-Cap Portfolio                                         -           -
(c) Salomon Brothers VSF Investors Fund Portfolio                                         -           -
(c) Van Kampen LIT Comstock Portfolio B                                                   -           -
(c) Van Kampen LIT Emerging Growth Portfolio B                                            -           -
(c) Van Kampen LIT Growth and Income Portfolio B                                          -           -
(c) Smith Barney Allocation Select Balanced Portfolio                                     -           -
(c) Smith Barney Allocation Select Growth Portfolio                                       -           -
(c) Smith Barney Allocation Select High Growth Portfolio                                  -           -
(c) Smith Barney Capital and Income Portfolio                                             -           -
(c) Smith Barney Equity Index Fund Portfolio B                                            -           -
(c) Smith Barney Greenwich Fundamental Value Portfolio                                    -           -
(c) Smith Barney Greenwich Street Appreciation Portfolio                                  -           -
(c) Smith Barney Greenwich Street Equity Index Portfolio                                  -           -
(c) Smith Barney IS Dividend Strategy Portfolio                                           -           -
(c) Smith Barney IS Growth and Income Portfolio                                           -           -
(c) Smith Barney Multi Disciplined Balanced All-Cap Growth and Value Portfolio            -           -
(c) Smith Barney Multi Disciplined All-Cap Growth and Value Portfolio                     -           -
(c) Smith Barney Multi Disciplined Large-Cap Growth and Value Portfolio                   -           -

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                                                      Purchases      Sales
                                                                                     ------------ ------------
(c) Smith Barney Multi Disciplined Global All-Cap Growth and Value Portfolio         $          - $          -
(c) Smith Barney Premier Selections All-Cap Growth Portfolio                                    -            -
(c) Travelers Series Fund Salomon Brothers Adjustable Rate Income Portfolio                     -            -
(c) Travelers Series Fund Smith Barney Aggressive Growth Portfolio                              -            -
(c) Travelers Series Fund Smith Barney Large-Cap Growth Portfolio                               -            -
(c) Travelers Series Fund Smith Barney Large-Cap Value Portfolio                                -            -
(c) Travelers Series Fund Smith Barney Money Market Portfolio                                   -            -
(c) Travelers Series Fund Smith Barney Social Awareness Stock Portfolio                         -            -
(c) Travelers Series Trust AIM Capital Appreciation Portfolio                                   -            -
(c) Travelers Series Trust Convertible Securities Portfolio                                     -            -
(c) Travelers Series Trust Equity Income Portfolio                                              -            -
(c) Travelers Series Trust Federated High Yield Portfolio                                       -            -
(c) Travelers Series Trust Janus Appreciation Portfolio                                         -            -
(c) Travelers Series Trust Large-Cap Portfolio                                                  -            -
(c) Travelers Series Trust Managed Allocation Series Aggressive Portfolio                       -            -
(c) Travelers Series Trust Managed Allocation Series Conservative Portfolio                     -            -
(c) Travelers Series Trust Managed Allocation Series Moderate Aggressive Portfolio              -            -
(c) Travelers Series Trust Managed Allocation Series Moderate Conservative Portfolio            -            -
(c) Travelers Series Trust Managed Allocation Series Moderate Portfolio                         -            -
(c) Travelers Series Trust Mercury Large-Cap Core Portfolio                                     -            -
(c) Travelers Series Trust MFS Total Return Portfolio                                           -            -
(c) Travelers Series Trust MFS Value Portfolio                                                  -            -
(c) Travelers Series Trust Pioneer Fund Portfolio                                               -            -
(c) Travelers Series Trust Pioneer Mid-Cap Value Portfolio                                      -            -
(c) Travelers Series Trust Pioneer Strategic Income Portfolio                                   -            -
(c) Travelers Series Trust Style Focus Series Small-Cap Growth Portfolio                        -            -
(c) Travelers Series Trust Style Focus Series Small-Cap Value Portfolio                         -            -
(c) Travelers Series Trust Travelers Managed Income Portfolio                                   -            -
(c) Travelers Series Trust U.S. Government Securities Portfolio                                 -            -
                                                                                     ------------ ------------
Total                                                                                $394,083,303 $122,569,836
                                                                                     ============ ============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period from November 7, 2005 to December 31, 2005
(d) For the period from September 30, 2005 to December 31, 2005

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett   JP Morgan
                                  Growth and   Growth and      Bond         Bond        Mid-Cap      Mid-Cap      Quality
                                    Income       Income      Debenture    Debenture      Value        Value        Bond
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      18,351      594,666        8,020    1,153,716       11,580       49,838
                                  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                             459      153,894          323      242,692          770       16,014
 Units Redeemed                        (2,850)    (225,178)        (965)    (493,043)      (1,279)      (5,066)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      20,742      665,950        8,662    1,404,067       12,089       38,890            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                           2,688      601,716          260    1,307,368          724       14,202          239
 Units Redeemed                        (2,160)    (239,720)        (553)    (774,669)      (1,745)      (2,244)      (5,023)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        20,214      303,954        8,955      871,368       13,110       26,932        4,784
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                   JP Morgan    Met/Putnam    Met/Putnam    JP Morgan    JP Morgan                Oppenheimer
                                    Quality       Capital       Capital      Select       Select     Met/Putnam     Capital
                                     Bond      Opportunities Opportunities   Equity       Equity      Research    Appreciation
                                  Portfolio B   Portfolio A   Portfolio B   Portfolio   Portfolio B  Portfolio B  Portfolio A
                                  -----------  ------------- ------------- -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005                     6,884           619                                               9,568
                                                ===========   ===========                                         ===========
 Units Issued                                           126         1,044                                               1,181
 Units Redeemed                                        (688)       (1,847)                                               (877)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -         7,446         1,422            -            -            -        9,264
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========
 Units Issued                          11,057           349           386          113          103      279,238        9,278
 Units Redeemed                       (42,891)          (97)           (4)      (7,829)      (2,449)    (417,685)         (14)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        31,834         7,194         1,040        7,716        2,346      138,447            -
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Oppenheimer                  Janus        Janus     Lord Abbett  Lord Abbett     PIMCO
                                    Capital       Money     Aggressive   Aggressive     Growth       Growth     Total Return
                                  Appreciation   Market       Growth       Growth     Opportunity  Opportunity      Bond
                                  Portfolio B  Portfolio B  Portfolio A  Portfolio B   Portfolio   Portfolio B  Portfolio A
                                  ------------ -----------  -----------  -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005   2,128,762            -       13,240    1,255,373       12,656       10,454        1,164
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                         465,904      644,831        1,109      282,134        1,859        2,285          192
 Units Redeemed                      (779,303)    (991,688)      (1,488)    (654,739)      (1,996)      (3,037)          (1)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004   2,442,161      346,857       13,619    1,627,978       12,793       11,206          973
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                       2,393,104      930,652       14,594    1,436,340        1,182        4,417          973
 Units Redeemed                    (1,073,030)    (872,243)        (975)    (441,941)        (159)        (257)           -
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     1,122,087      288,448            -      633,579       11,770        7,046            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO         RCM      T. Rowe Price T. Rowe Price      MFS           MFS
                                  Total Return   Global        Mid-Cap       Mid-Cap      Research      Research      Lazard
                                      Bond     Technology      Growth        Growth     International International   Mid-Cap
                                  Portfolio B  Portfolio B   Portfolio A   Portfolio B    Portfolio    Portfolio B  Portfolio B
                                  ------------ -----------  ------------- ------------- ------------- ------------- -----------
Unit Balance at December 31, 2005   1,505,054      566,844         1,632     1,306,424        15,741     1,111,839      444,232
                                  ===========  ===========   ===========   ===========   ===========   ===========  ===========
 Units Issued                         456,874      168,868            21       522,645         7,097       380,207      147,890
 Units Redeemed                      (371,613)    (250,473)          (23)     (262,469)       (1,878)     (407,854)    (153,901)
                                  -----------  -----------   -----------   -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004   1,419,793      648,449         1,634     1,046,248        10,522     1,139,486      450,243
                                  ===========  ===========   ===========   ===========   ===========   ===========  ===========
 Units Issued                       1,404,390      796,681         2,570     1,028,591         1,257     1,243,488      472,222
 Units Redeemed                      (809,777)    (237,869)         (936)     (802,842)         (486)     (344,576)    (277,625)
                                  -----------  -----------   -----------   -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004       825,180       89,637             -       820,499         9,751       240,574      255,646
                                  ===========  ===========   ===========   ===========   ===========   ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  --------------------------------------------------------------------------------------------
                                    Met/AIM       Harris     Third Avenue Third Avenue     PIMCO      Lord Abbett  Neuuberger
                                   Small-Cap      Oakmark     Small-Cap    Small-Cap     Inflation     America's     Berman
                                    Growth     International    Value        Value     Protected Bond    Value     Real Estate
                                  Portfolio B   Portfolio B   Portfolio   Portfolio B   Portfolio B   Portfolio B   Portfolio
                                  -----------  ------------- ------------ ------------ -------------- -----------  -----------
Unit Balance at December 31, 2005     804,060     1,495,693        4,955    1,229,026     2,063,635         7,280        2,977
                                  ===========   ===========  ===========  ===========   ===========   ===========  ===========
 Units Issued                         174,090       579,212        4,955      471,091       637,175         8,135        3,044
 Units Redeemed                      (329,417)     (496,941)           -     (441,955)     (718,791)       (5,249)         (67)
                                  -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004     959,387     1,413,422            -    1,199,890     2,145,251         4,394            -
                                  ===========   ===========  ===========  ===========   ===========   ===========  ===========
 Units Issued                       1,076,405     1,304,819                 1,043,349     2,002,760         1,719
 Units Redeemed                      (377,347)     (363,379)                 (335,257)     (604,591)         (188)
                                  -----------   -----------               -----------   -----------   -----------
Unit Balance at January 1, 2004       260,329       471,982                   491,798       747,082         2,863
                                  ===========   ===========               ===========   ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Met Investors
                                  ----------------------------------------------------------------------------------------------
                                  Neuuberger     Turner     Goldman Sachs   Defensive     Moderate      Balanced       Growth
                                    Berman       Mid-Cap       Mid-Cap      Strategy      Strategy      Strategy      Strategy
                                  Real Estate    Growth         Value     Fund of Funds Fund of Funds Fund of Funds Fund of Funds
                                  Portfolio B  Portfolio B   Portfolio B   Portfolio B   Portfolio B   Portfolio B   Portfolio B
                                  -----------  -----------  ------------- ------------- ------------- ------------- -------------
Unit Balance at December 31, 2005     422,711      335,209       748,084     1,508,431     4,506,020    11,206,666    12,697,225
                                  ===========  ===========   ===========   ===========   ===========   ===========   ===========
 Units Issued                         217,522      106,013       471,216     1,400,691     3,869,032    10,455,329    11,714,142
 Units Redeemed                      (219,549)    (160,979)     (182,181)     (164,011)     (377,454)     (758,972)   (2,243,562)
                                  -----------  -----------   -----------   -----------   -----------   -----------   -----------
Unit Balance at December 31, 2004     424,738      390,175       459,049       271,751     1,014,442     1,510,309     3,226,645
                                  ===========  ===========   ===========   ===========   ===========   ===========   ===========
 Units Issued                         577,779      498,587       596,666       272,680     1,041,188     1,685,624     3,314,993
 Units Redeemed                      (153,041)    (108,412)     (137,617)         (929)      (26,746)     (175,315)      (88,348)
                                  -----------  -----------   -----------   -----------   -----------   -----------   -----------
Unit Balance at January 1, 2004             -            -             -             -             -             -             -
                                  ===========  ===========   ===========   ===========   ===========   ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                               Met Investors
                                  -----------------------------------------------------------------------
                                   Aggressive                      Cyclical
                                    Strategy    Cyclical Growth Growth & Income  VanKampen    Legg Mason
                                  Fund of Funds       ETF             ETF        ComStock    Value Equity
                                   Portfolio B    Portfolio B     Portfolio B   Portfolio B  Portfolio B
                                  ------------- --------------- --------------- -----------  ------------
Unit Balance at December 31, 2005    1,961,998         11,292               -        92,205        2,896
                                   ===========    ===========     ===========   ===========  ===========
 Units Issued                        1,814,499         11,292               -       128,703        2,896
 Units Redeemed                        (82,453)             -               -       (36,498)           -
                                   -----------    -----------     -----------   -----------  -----------
Unit Balance at December 31, 2004      229,952              -               -             -            -
                                   ===========    ===========     ===========   ===========  ===========
 Units Issued                          229,995
 Units Redeemed                            (43)
                                   -----------
Unit Balance at January 1, 2004              -
                                   ===========

                                           Russell
                                  ------------------------

                                  Multi-Style   Aggressive
                                    Equity        Equity
                                     Fund          Fund
                                  -----------  -----------
Unit Balance at December 31, 2005      22,238        3,032
                                  ===========  ===========
 Units Issued                               1            4
 Units Redeemed                          (129)         (18)
                                  -----------  -----------
Unit Balance at December 31, 2004      22,366        3,046
                                  ===========  ===========
 Units Issued                             115            6
 Units Redeemed                          (286)         (21)
                                  -----------  -----------
Unit Balance at January 1, 2004        22,537        3,061
                                  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                 Russell                                         AIM
                                  -------------------------------------  ---------------------------------------------------

                                                            Real Estate    Premier      Premier      Capital      Capital
                                    Non-U.S.    Core Bond   Securities     Equity       Equity     Appreciation Appreciation
                                      Fund        Fund         Fund         Fund        Fund B         Fund        Fund B
                                  -----------  -----------  -----------  -----------  -----------  ------------ ------------
Unit Balance at December 31, 2005       4,134       21,169        2,699                                 10,598            -
                                  ===========  ===========  ===========                            ===========  ===========
 Units Issued                               1          192            -                                    710            -
 Units Redeemed                          (114)          (2)         (12)                                (2,065)           -
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004       4,247       20,979        2,711            -            -       11,953            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                               -           91            -          253          283          689            -
 Units Redeemed                          (253)        (170)         (55)      (8,759)      (1,303)        (236)           -
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004         4,500       21,058        2,766        8,506        1,020       11,500            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                               AIM                                              Alliance
                                  ----------------------------  -----------------------------------------------------------
                                                                                                Bernstein      Bernstein
                                  International  International     Premier        Premier      Real Estate    Real Estate
                                     Growth         Growth         Growth         Growth       Investment     Investment
                                      Fund          Fund B        Portfolio     Portfolio B     Portfolio     Portfolio B
                                  -------------  -------------  -------------  -------------  -------------  -------------
Unit Balance at December 31, 2005         1,457          4,498                                            -              -
                                  =============  =============                                =============  =============
 Units Issued                                11          4,532                                          569            343
 Units Redeemed                          (3,731)           (34)                                      (3,071)       (15,264)
                                  -------------  -------------  -------------  -------------  -------------  -------------
Unit Balance at December 31, 2004         5,177              -              -              -          2,502         14,921
                                  =============  =============  =============  =============  =============  =============
 Units Issued                                 -              -          3,347          3,039            357          4,318
 Units Redeemed                            (227)             -        (23,298)       (36,918)           (64)        (2,210)
                                  -------------  -------------  -------------  -------------  -------------  -------------
Unit Balance at January 1, 2004           5,404              -         19,951         33,879          2,209         12,813
                                  =============  =============  =============  =============  =============  =============

                                  --------------
                                    Bernstein
                                    Large-Cap
                                     Growth
                                   Portfolio B
                                  -------------
Unit Balance at December 31, 2005             -
                                  =============
 Units Issued                                 -
 Units Redeemed                               -
                                  -------------
Unit Balance at December 31, 2004             -
                                  =============
 Units Issued                                 -
 Units Redeemed                               -
                                  -------------
Unit Balance at January 1, 2004               -
                                  =============

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Alliance           Liberty         Goldman Sachs              Scudder II
                                  ----------------------- ----------- ------------------------- -----------------------
                                                            Newport                                           Dreman
                                   Bernstein   Bernstein  Tiger Fund,  Growth &   International  Small-Cap   Small-Cap
                                   Small-Cap     Value     Variable     Income       Equity       Growth       Value
                                  Portfolio B Portfolio B   Series       Fund         Fund       Portfolio   Portfolio
                                  ----------- ----------- ----------- ----------- ------------- ----------- -----------
Unit Balance at December 31, 2005                                                                         -           -
                                                                                                =========== ===========
 Units Issued                                                                                             -         115
 Units Redeemed                                                                                           -      (4,955)
                                  ----------- ----------- ----------- -----------  -----------  ----------- -----------
Unit Balance at December 31, 2004           -           -           -           -            -            -       4,840
                                  =========== =========== =========== ===========  ===========  =========== ===========
 Units Issued                               -           -           -           -            -            -         119
 Units Redeemed                             -           -           -           -            -            -           -
                                  ----------- ----------- ----------- -----------  -----------  ----------- -----------
Unit Balance at January 1, 2004             -           -           -           -            -            -       4,721
                                  =========== =========== =========== ===========  ===========  =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                  Scudder II    Scudder I                                 MFS
                                  ----------- ------------- --------------------------------------------------------------

                                  Government                                           Investors    Investors    Emerging
                                  Securities  International   Research     Research      Trust        Trust       Growth
                                  Portfolio    Portfolio B     Series      Series B     Series      Series B      Series
                                  ----------- ------------- -----------  -----------  -----------  ----------- -----------
Unit Balance at December 31, 2005           -                                                   -            -
                                  ===========                                         ===========  ===========
 Units Issued                               -                                                 166            -
 Units Redeemed                             -                                                (637)           -
                                  -----------  -----------  -----------  -----------  -----------  ----------- -----------
Unit Balance at December 31, 2004           -            -            -            -          471            -           -
                                  ===========  ===========  ===========  ===========  ===========  =========== ===========
 Units Issued                               -            -        2,116            -          122            -         557
 Units Redeemed                             -       (1,116)     (13,726)      (1,169)      (1,124)           -      (6,880)
                                  -----------  -----------  -----------  -----------  -----------  ----------- -----------
Unit Balance at January 1, 2004             -        1,116       11,610        1,169        1,473            -       6,323
                                  ===========  ===========  ===========  ===========  ===========  =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                MFS                                       Oppenheimer
                                  ---------------------------------------------------------------  -------------------------

                                    Emerging       High         High      Strategic       New                     Capital
                                     Growth       Income       Income      Income      Discovery       Bond     Appreciation
                                    Series B      Series      Series B    Series B     Series B        Fund         Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005                        -            -                         -            -            -
                                               ===========  ===========               ===========  ===========  ===========
 Units Issued                                          112        1,712                     1,198            -            -
 Units Redeemed                                       (458)     (35,092)                  (41,015)           -            -
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -          346       33,380            -       39,817            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                               -          109        6,006           91       12,493            -
 Units Redeemed                        (1,095)        (651)      (1,879)      (4,853)      (3,528)      (1,365)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004         1,095          888       29,253        4,700       30,852        2,400
                                  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Putnam
                                  ----------------------------------------------------------------------------------------

                                    Growth &     Growth &      Equity                                Small-Cap  International
                                     Income       Income       Income         Vista       Vista        Value       Equity
                                      Fund        Fund B       Fund B         Fund        Fund B      Fund B        Fund
                                  -----------  -----------  -----------    -----------  ----------- ----------- -------------
Unit Balance at December 31, 2005      11,456        2,228        3,446         76,454            -           -            -
                                  ===========  ===========  ===========    ===========  =========== ===========  ===========
 Units Issued                           3,182          169        4,280          4,933            -           -        2,504
 Units Redeemed                          (248)        (168)      (5,592)          (601)           -           -      (12,731)
                                  -----------  -----------  -----------    -----------  ----------- -----------  -----------
Unit Balance at December 31, 2004       8,522        2,227        4,758         72,122            -           -       10,227
                                  ===========  ===========  ===========    ===========  =========== ===========  ===========
 Units Issued                             761          111          626          6,089            -                      968
 Units Redeemed                           (96)           -         (184)           (34)           -                      (77)
                                  -----------  -----------  -----------    -----------  -----------              -----------
Unit Balance at January 1, 2004         7,857        2,116        4,316         66,067            -                    9,336
                                  ===========  ===========  ===========    ===========  ===========              ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                  Putnam                                       Templeton
                                  --------------------------------------- --------------------------------------------------
                                                International                                        Developing   Developing
                                  International      New         New        Foreign      Foreign      Markets      Markets
                                     Equity     Opportunities   Value      Securities   Securities   Securities   Securities
                                     Fund B        Fund B       Fund B        Fund        Fund B        Fund        Fund B
                                  ------------- ------------- ----------- -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005            -                                  7,448       17,405        5,548       33,161
                                   ===========                            ===========  ===========  ===========  ===========
 Units Issued                                -                                    381        5,383          901       15,710
 Units Redeemed                         (1,278)                                  (440)      (2,148)        (166)      (1,503)
                                   -----------   -----------  ----------- -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004        1,278             -            -       7,507       14,170        4,813       18,954
                                   ===========   ===========  =========== ===========  ===========  ===========  ===========
 Units Issued                               28             -            -         924        8,974          567       15,676
 Units Redeemed                           (625)            -            -         (28)        (615)         (57)      (1,508)
                                   -----------   -----------  ----------- -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004          1,875             -            -       6,611        5,811        4,303        4,786
                                   ===========   ===========  =========== ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             Templeton
                                  ------------------------------------------------------------------------------------
                                                   Franklin        Franklin
                                   Franklin        Large-Cap     Mutual Shares Global Income   Growth    Mutual Shares
                                   Small-Cap   Growth Securities  Securities    Securities   Securities   Securities
                                    Fund B          Fund B          Fund B        Fund B       Fund B       Fund B
                                  -----------  ----------------- ------------- ------------- ----------- -------------
Unit Balance at December 31, 2005                                                                      -            -
                                                                                             ===========  ===========
 Units Issued                                                                                          -            -
 Units Redeemed                                                                                        -            -
                                  -----------     -----------     -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004           -               -               -             -            -            -
                                  ===========     ===========     ===========   ===========  ===========  ===========
 Units Issued                           2,925               -             143             -            -
 Units Redeemed                        (6,777)         (1,474)         (2,795)            -            -
                                  -----------     -----------     -----------   -----------  -----------
Unit Balance at January 1, 2004         3,852           1,474           2,652             -            -
                                  ===========     ===========     ===========   ===========  ===========

                                  ------------

                                  VIP Income
                                  Securities
                                  Portfolio
                                  -----------
Unit Balance at December 31, 2005           -
                                  ===========
 Units Issued                               -
 Units Redeemed                             -
                                  -----------
Unit Balance at December 31, 2004           -
                                  ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                             Fidelity                                 American Century
                                  -------------------------------------------------------------- --------------------------

                                                                                                   Income &
                                  Equity-Income   Growth     High Income   Mid-Cap   Contrafund     Growth    International
                                   Portfolio B  Portfolio B  Portfolio B Portfolio B Portfolio       Fund         Fund
                                  ------------- -----------  ----------- ----------- ----------- -----------  -------------
Unit Balance at December 31, 2005        3,059       25,301            -           -           -
                                   ===========  ===========  =========== =========== ===========
 Units Issued                              144       10,770            -           -           -
 Units Redeemed                            (15)      (1,647)           -           -           -
                                   -----------  -----------  ----------- ----------- ----------- -----------   -----------
Unit Balance at December 31, 2004        2,930       16,178            -           -           -           -             -
                                   ===========  ===========  =========== =========== =========== ===========   ===========
 Units Issued                            2,930        9,982            -                                  47             -
 Units Redeemed                              -         (299)           -                              (3,528)            -
                                   -----------  -----------  -----------                         -----------   -----------
Unit Balance at January 1, 2004              -        6,495            -                               3,481             -
                                   ===========  ===========  ===========                         ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                  American Century                                    MetLife
                                  ---------------- ------------------------------------------------------------------------------

                                                                     FI       Met/Putnam    BlackRock    BlackRock    BlackRock
                                       Value       Stock Index  International   Voyager    Bond Income  Bond Income  Money Market
                                        Fund       Portfolio B     Stock B    Portfolio B   Portfolio   Portfolio B    Porfolio
                                  ---------------- -----------  ------------- -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005                    1,070,187        21,458            -          405        1,422       17,035
                                                   ===========   ===========  ===========  ===========  ===========  ===========
 Units Issued                                          858,301            98        6,414           79        1,426            -
 Units Redeemed                                       (673,308)       (5,224)      (7,726)         (54)          (4)           -
                                    -----------    -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004             -        885,194        26,584        1,312          380            -       17,035
                                    ===========    ===========   ===========  ===========  ===========  ===========  ===========
 Units Issued                                 1        822,488         4,894        1,312          380            -            -
 Units Redeemed                            (554)      (215,667)       (6,246)           -            -            -            -
                                    -----------    -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004             553        278,373        27,936            -            -            -       17,035
                                    ===========    ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MetLife
                                  ---------------------------------------------------------------------------------------------
                                                              Davis
                                   BlackRock       MFS       Venture    Harris Oakmark  Jennison        MFS            MFS
                                  Money Market  Research      Value     Focused Value    Growth     Total Return Investors Trust
                                  Portfolio B  Portfolio B   Fund E         Fund B     Portfolio B    Series B      Series B
                                  ------------ ----------- -----------  -------------- -----------  ------------ ---------------
Unit Balance at December 31, 2005   1,147,033            -   2,751,510       980,663     1,062,311        3,672         34,370
                                  ===========  =========== ===========   ===========   ===========  ===========    ===========
 Units Issued                       1,986,464            -     816,665       318,917       298,561        1,841            180
 Units Redeemed                      (839,431)           -    (937,995)     (295,219)     (467,554)        (475)        (8,501)
                                  -----------  ----------- -----------   -----------   -----------  -----------    -----------
Unit Balance at December 31, 2004           -            -   2,872,840       956,965     1,231,304        2,306         42,691
                                  ===========  =========== ===========   ===========   ===========  ===========    ===========
 Units Issued                                            -   2,664,219       919,449     1,106,623          614          7,745
 Units Redeemed                                          -    (602,137)     (478,428)     (332,526)         (41)        (5,259)
                                               ----------- -----------   -----------   -----------  -----------    -----------
Unit Balance at January 1, 2004                          -     810,758       515,944       457,207        1,733         40,205
                                               =========== ===========   ===========   ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  -------------------------------------------------------------------------------------
                                    Capital      Capital       Salomon         Salomon
                                   Guardian     Guardian       Brothers       Brothers     T. Rowe Price  T. Rowe Price
                                  U.S. Equity  U.S. Equity  Strategic Bond U.S. Government   Small-Cap      Large-Cap
                                   Series A     Series B     Portfolio B     Portfolio B    Portfolio B    Portfolio A
                                  -----------  -----------  -------------- --------------- -------------  -------------
Unit Balance at December 31, 2005       7,012       29,410         3,670          13,519          5,989          1,684
                                  ===========  ===========   ===========     ===========    ===========    ===========
 Units Issued                             156        4,291           357          20,594             36            213
 Units Redeemed                        (2,241)      (3,990)         (316)         (7,075)        (1,133)        (1,264)
                                  -----------  -----------   -----------     -----------    -----------    -----------
Unit Balance at December 31, 2004       9,097       29,109         3,629               -          7,086          2,735
                                  ===========  ===========   ===========     ===========    ===========    ===========
 Units Issued                           9,180       21,374         3,727                          7,325          2,735
 Units Redeemed                           (83)          (5)          (98)                          (239)             -
                                  -----------  -----------   -----------                    -----------    -----------
Unit Balance at January 1, 2004             -        7,740             -                              -              -
                                  ===========  ===========   ===========                    ===========    ===========

                                  ------------

                                  T. Rowe Price
                                    Large-Cap
                                   Portfolio B
                                  -------------
Unit Balance at December 31, 2005       27,224
                                   ===========
 Units Issued                           15,114
 Units Redeemed                         (3,422)
                                   -----------
Unit Balance at December 31, 2004       15,532
                                   ===========
 Units Issued                           15,584
 Units Redeemed                            (52)
                                   -----------
Unit Balance at January 1, 2004              -
                                   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                   MetLife                                 Dreyfus                     INVESCO
                                  -----------------------------------------  ------------------------------------    -----------
                                      Franklin      BlackRock   Oppenhiemer      VIF          VIF
                                     Templeton      Strategic     Global       Capital    Disciplined       Stock
                                  Small-Cap Growth    Value       Equity     Appreciation    Stock          Index      Dynamics
                                    Portfolio B    Portfolio B  Portfolio B  Portfolio B  Portfolio B    Portfolio B     Fund
                                  ---------------- -----------  -----------  ------------ -----------    ----------- -----------
Unit Balance at December 31, 2005        18,768          1,742          218                                        -
                                    ===========    ===========  ===========                              ===========
 Units Issued                            18,642            560          386                                        -
 Units Redeemed                            (229)            (8)        (168)                                       -
                                    -----------    -----------  -----------  -----------  -----------    ----------- -----------
Unit Balance at December 31, 2004           355          1,190            -            -            -              -           -
                                    ===========    ===========  ===========  ===========  ===========    =========== ===========
 Units Issued                               355          1,190                         -            -              -          24
 Units Redeemed                               -              -                    (3,294)           -              -      (2,435)
                                    -----------    -----------               -----------  -----------    ----------- -----------
Unit Balance at January 1, 2004               -              -                     3,262            -              -       2,411
                                    ===========    ===========               ===========  ===========    =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                    INVESCO                         PIMCO                         Lazard      Pioneer
                                  ----------- ------------------------------------------------- ----------- -----------
                                                                        StocksPLUS
                                     High                                Growth &      Total    Retirement      VCT
                                     Yield     High Yield  Low Duration   Income      Return    Small-Cap     Mid-Cap
                                     Fund      Portfolio    Portfolio   Portfolio    Portfolio  Portfolio   Portfolio B
                                  ----------- -----------  ------------ ----------- ----------- ----------- -----------
Unit Balance at December 31, 2005           -       5,517        8,448          576           -           -           -
                                  =========== ===========  ===========  =========== =========== =========== ===========
 Units Issued                               -       4,330          510           22           -           -           -
 Units Redeemed                             -         (17)         (27)           -           -           -           -
                                  ----------- -----------  -----------  ----------- ----------- ----------- -----------
Unit Balance at December 31, 2004           -       1,204        7,965          554           -           -           -
                                  =========== ===========  ===========  =========== =========== =========== ===========
 Units Issued                               -       1,149        5,872            4           -
 Units Redeemed                             -        (824)         (41)           -           -
                                  ----------- -----------  -----------  ----------- -----------
Unit Balance at January 1, 2004             -         879        2,134          550           -
                                  =========== ===========  ===========  =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                            American Funds                Morgan Stanley          Salomon Brothers
                                  ----------------------------------- ----------------------- -------------------------

                                    Global    Growth and              UIF Equity   UIF U.S.   Variable High  Variable
                                    Growth      Income      Growth    and Income  Real Estate  Yield Bond    Small-Cap
                                    Fund B      Fund B      Fund B    Portfolio B  Portfolio    Portfolio    Portfolio
                                  ----------- ----------- ----------- ----------- ----------- ------------- -----------
Unit Balance at December 31, 2005           -           -           -           -           -            -            -
                                  =========== =========== =========== =========== ===========  ===========  ===========
 Units Issued                               -           -           -           -           -            -            -
 Units Redeemed                             -           -           -           -           -            -            -
                                  ----------- ----------- ----------- ----------- -----------  -----------  -----------
Unit Balance at December 31, 2004           -           -           -           -           -            -            -
                                  =========== =========== =========== =========== ===========  ===========  ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                  Salomon Brothers              Van Kampen                          Smith Barney
                                  ---------------- ------------------------------------- -----------------------------------
                                                                                         Allocation  Allocation  Allocation
                                   VSF Investors                LIT Emerging LIT Growth    Select      Select      Select
                                        Fund       LIT Comstock    Growth    and Income   Balanced     Growth    High Growth
                                     Portfolio     Portfolio B  Portfolio B  Portfolio B Portfolio   Portfolio    Portfolio
                                  ---------------- ------------ ------------ ----------- ----------- ----------- -----------
Unit Balance at December 31, 2005             -              -            -            -           -           -           -
                                    ===========    ===========  ===========  =========== =========== =========== ===========
 Units Issued                                 -              -            -            -           -           -           -
 Units Redeemed                               -              -            -            -           -           -           -
                                    -----------    -----------  -----------  ----------- ----------- ----------- -----------
Unit Balance at December 31, 2004             -              -            -            -           -           -           -
                                    ===========    ===========  ===========  =========== =========== =========== ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       Smith Barney
                                  --------------------------------------------------------------------------------------
                                                            Greenwich   Greenwich    Greenwich
                                  Capital and Equity Index Fundamental    Street       Street    IS Dividend IS Growth
                                    Income        Fund        Value    Appreciation Equity Index  Strategy   and Income
                                   Portfolio  Portfolio B   Portfolio   Portfolio    Portfolio    Portfolio  Portfolio
                                  ----------- ------------ ----------- ------------ ------------ ----------- -----------
Unit Balance at December 31, 2005           -           -            -           -            -            -           -
                                  =========== ===========  =========== ===========  ===========  =========== ===========
 Units Issued                               -           -            -           -            -            -           -
 Units Redeemed                             -           -            -           -            -            -           -
                                  ----------- -----------  ----------- -----------  -----------  ----------- -----------
Unit Balance at December 31, 2004           -           -            -           -            -            -           -
                                  =========== ===========  =========== ===========  ===========  =========== ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       Smith Barney
                                  --------------------------------------------------------------------------------------
                                  Multi Disciplined Multi Disciplined Multi Disciplined Multi Disciplined    Premier
                                  Balanced All-Cap       All-Cap          Large-Cap      Global All-Cap     Selections
                                  Growth and Value     Growth and        Growth and        Growth and     All-Cap Growth
                                      Portfolio      Value Portfolio   Value Portfolio   Value Portfolio    Portfolio
                                  ----------------- ----------------- ----------------- ----------------- --------------
Unit Balance at December 31, 2005              -                 -                 -                 -               -
                                     ===========       ===========       ===========       ===========     ===========
 Units Issued                                  -                 -                 -                 -               -
 Units Redeemed                                -                 -                 -                 -               -
                                     -----------       -----------       -----------       -----------     -----------
Unit Balance at December 31, 2004              -                 -                 -                 -               -
                                     ===========       ===========       ===========       ===========     ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004

                                      Travelers Series Fund
                                  -----------------------------
                                  Salomon Brothers Smith Barney
                                     Adjustable     Aggressive
                                    Rate Income       Growth
                                     Portfolio      Portfolio
                                  ---------------- ------------
Unit Balance at December 31, 2005             -              -
                                    ===========    ===========
 Units Issued                                 -              -
 Units Redeemed                               -              -
                                    -----------    -----------
Unit Balance at December 31, 2004             -              -
                                    ===========    ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                     Travelers Series Fund
                                  --------------------------------------------------------------------------------------------
                                  Smith Barney Smith Barney Smith Barney   Smith Barney
                                   Large-Cap    Large-Cap      Money     Social Awareness AIM Capital  Convertible   Equity
                                     Growth       Value        Market         Stock       Appreciation Securities    Income
                                   Portfolio    Portfolio    Portfolio      Portfolio      Portfolio    Portfolio   Portfolio
                                  ------------ ------------ ------------ ---------------- ------------ ----------- -----------
Unit Balance at December 31, 2005           -            -            -              -              -            -           -
                                  ===========  ===========  ===========    ===========    ===========  =========== ===========
 Units Issued                               -            -            -              -              -            -           -
 Units Redeemed                             -            -            -              -              -            -           -
                                  -----------  -----------  -----------    -----------    -----------  ----------- -----------
Unit Balance at December 31, 2004           -            -            -              -              -            -           -
                                  ===========  ===========  ===========    ===========    ===========  =========== ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                                Travelers Series Fund
                                  --------------------------------------------------------------------------------------------
                                                                            Managed           Managed            Managed
                                  Federated      Janus                 Allocation Series Allocation Series  Allocation Series
                                  High Yield  Appreciation  Large-Cap     Aggressive       Conservative    Moderate Aggressive
                                  Portfolio    Portfolio    Portfolio      Portfolio         Portfolio          Portfolio
                                  ----------- ------------ ----------- ----------------- ----------------- -------------------
Unit Balance at December 31, 2005           -           -            -              -                 -                  -
                                  =========== ===========  ===========    ===========       ===========        ===========
 Units Issued                               -           -            -              -                 -                  -
 Units Redeemed                             -           -            -              -                 -                  -
                                  ----------- -----------  -----------    -----------       -----------        -----------
Unit Balance at December 31, 2004           -           -            -              -                 -                  -
                                  =========== ===========  ===========    ===========       ===========        ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                  ----------------------
                                         Managed
                                    Allocation Series
                                  Moderate Conservative
                                        Portfolio
                                  ---------------------
Unit Balance at December 31, 2005                -
                                       ===========
 Units Issued                                    -
 Units Redeemed                                  -
                                       -----------
Unit Balance at December 31, 2004                -
                                       ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                    Travelers Series Fund
                                  ------------------------------------------------------------------------------------------
                                       Managed        Mercury                                          Pioneer     Pioneer
                                  Allocation Series  Large-Cap      MFS                    Pioneer     Mid-Cap    Strategic
                                      Moderate         Core     Total Return  MFS Value     Fund        Value      Income
                                      Portfolio      Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                  ----------------- ----------- ------------ ----------- ----------- ----------- -----------
Unit Balance at December 31, 2005              -              -           -            -           -           -           -
                                     ===========    =========== ===========  =========== =========== =========== ===========
 Units Issued                                  -              -           -            -           -           -           -
 Units Redeemed                                -              -           -            -           -           -           -
                                     -----------    ----------- -----------  ----------- ----------- ----------- -----------
Unit Balance at December 31, 2004              -              -           -            -           -           -           -
                                     ===========    =========== ===========  =========== =========== =========== ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                   Travelers Series Trust
                                  ---------------------------------------------------------
                                    Style Focus      Style Focus     Travelers     U.S.
                                  Series Small-Cap Series Small-Cap   Managed   Government
                                       Growth           Value         Income    Securities
                                     Portfolio        Portfolio      Portfolio  Portfolio
                                  ---------------- ---------------- ----------- -----------
Unit Balance at December 31, 2005             -                -              -           -
                                    ===========      ===========    =========== ===========
 Units Issued                                 -                -              -           -
 Units Redeemed                               -                -              -           -
                                    -----------      -----------    ----------- -----------
Unit Balance at December 31, 2004             -                -              -           -
                                    ===========      ===========    =========== ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Concluded)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                                         Met Investors
                                             --------------------------------------------------------------------------------
                                               Lord Abbett        Lord Abbett      Lord Abbett    Lord Abbett     Lord Abbett
                                               Growth and         Growth and          Bond           Bond         Developing
                                                 Income             Income          Debenture      Debenture        Growth
                                                Portfolio         Portfolio B       Portfolio     Portfolio B      Portfolio
                                             ---------------- -------------------- ----------- ------------------ -----------
December 31, 2005
  Units                                                18,351              594,666     8,020            1,153,716
  Unit Fair Value, Lowest to Highest /1/     $49.38 to $49.25     $52.55 to $40.97    $17.40     $18.12 to $16.75
  Net Assets (In Thousands)                              $906              $28,769      $140              $19,668
  Investment Income Ratio to Net Assets /2/             1.07%                0.82%     4.65%                4.07%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 1.40%       0.75% to 2.30%     1.40%       0.75% to 1.95%
  Total Return, Lowest to Highest /4/          2.50% to 1.97%       2.62% to 1.05%     0.40%     0.74% to (0.46%)

December 31, 2004
  Units                                                20,742              665,950     8,662            1,404,067
  Unit Fair Value, Lowest to Highest /1/     $48.17 to $48.29     $51.21 to $46.90    $17.33     $17.98 to $16.83
  Net Assets (In Thousands)                            $1,002              $31,671      $150              $23,964
  Investment Income Ratio to Net Assets /2/             0.49%                0.47%     3.33%                3.91%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 1.40%       0.75% to 1.95%     1.40%       0.75% to 1.95%
  Total Return, Lowest to Highest /4/        11.51% to 11.35%     11.26% to 10.47%     6.92%       7.00% to 6.07%

December 31, 2003
  Units                                                20,214              303,954     8,955              871,368
  Unit Fair Value, Lowest to Highest /1/               $43.37     $43.71 to $42.45    $16.21     $16.34 to $15.87
  Net Assets (In Thousands)                              $872              $13,034      $145              $13,970
  Investment Income Ratio to Net Assets /2/             0.98%                0.08%     1.67%                4.34%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%       0.85% to 1.95%     1.40%       0.85% to 1.95%
  Total Return, Lowest to Highest /4/                  29.24%     29.63% to 24.23%    17.86%      18.15% to 9.17%

December 31, 2002
  Units                                                16,527                4,246    10,190                5,754     9,776
  Unit Fair Value, Lowest to Highest /1/               $33.56     $33.17 to $33.72    $13.76     $13.60 to $13.83     $7.44
  Net Assets (In Thousands)                              $554                 $142      $140                  $79       $73
  Investment Income Ratio to Net Assets /2/             0.87%                1.58%     9.60%                5.15%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%       0.85% to 1.85%     1.40%       0.85% to 1.85%     1.40%
  Total Return, Lowest to Highest /4/                (19.09%) (19.62%) to (18.81%)   (1.77%)   (2.40%) to (1.42%)  (29.98%)

December 31, 2001
  Units                                                18,248                1,345    12,757                1,822     8,727
  Unit Fair Value, Lowest to Highest /1/               $41.48               $41.39    $14.00               $13.98    $10.63
  Net Assets (In Thousands)                              $757                  $56      $179                  $25       $93
  Investment Income Ratio to Net Assets /2/             0.98%                0.00%     8.32%                0.07%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%                1.40%     1.40%                1.40%     1.40%
  Total Return, Lowest to Highest /4/                 (7.04%)              (7.30%)     2.34%                2.04%   (8.14%)

                                             ---------------------
                                                 Lord Abbett
                                                 Developing
                                                   Growth
                                                 Portfolio B
                                             --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units                                                       404
  Unit Fair Value, Lowest to Highest /1/           $7.41 to $7.48
  Net Assets (In Thousands)                                    $3
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/        (30.12%) to (29.74%)

December 31, 2001
  Units                                                       349
  Unit Fair Value, Lowest to Highest /1/                   $10.61
  Net Assets (In Thousands)                                    $4
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%
  Total Return, Lowest to Highest /4/                     (8.38%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                        Met Investors
                                             ------------------------------------------------------------------------------
                                               Lord Abbett        Lord Abbett      JP Morgan    JP Morgan      Met/Putnam
                                                 Mid-Cap            Mid-Cap         Quality      Quality         Capital
                                                  Value              Value           Bond         Bond        Opportunities
                                                Portfolio         Portfolio B      Portfolio   Portfolio B     Portfolio A
                                             ---------------- -------------------- --------- ---------------- -------------
December 31, 2005
  Units                                                11,580               49,838                                 6,884
  Unit Fair Value, Lowest to Highest /1/     $25.56 to $25.48     $26.45 to $23.23                                $17.91
  Net Assets (In Thousands)                              $296               $1,256                                  $123
  Investment Income Ratio to Net Assets /2/             0.60%                0.51%                                 0.31%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 1.40%       0.75% to 2.30%                                 1.40%
  Total Return, Lowest to Highest /4/          6.78% to 6.78%       7.24% to 5.60%                                 8.56%

December 31, 2004
  Units                                                12,089               38,890                                 7,446
  Unit Fair Value, Lowest to Highest /1/               $23.94     $24.66 to $23.34                                $16.50
  Net Assets (In Thousands)                              $289                 $920                                  $123
  Investment Income Ratio to Net Assets /2/             0.50%                0.47%                                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%       0.75% to 1.50%                                 1.40%
  Total Return, Lowest to Highest /4/                  23.09%     17.01% to 16.43%                                16.89%

December 31, 2003
  Units                                                13,110               26,932   4,784             31,834      7,194
  Unit Fair Value, Lowest to Highest /1/               $19.45     $19.60 to $19.32  $14.78   $14.90 to $14.68     $14.12
  Net Assets (In Thousands)                              $255                 $520     $71               $467       $101
  Investment Income Ratio to Net Assets /2/             0.70%                0.88%   3.75%              7.64%      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%       0.85% to 1.40%   1.40%     0.85% to 1.40%      1.40%
  Total Return, Lowest to Highest /4/                  24.41%     24.81% to 24.13%   2.55%     2.88% to 2.32%     26.94%

December 31, 2002
  Units                                                13,023               11,133   5,921              2,506      7,077
  Unit Fair Value, Lowest to Highest /1/               $15.63     $15.57 to $15.71  $14.41   $14.35 to $14.48     $11.12
  Net Assets (In Thousands)                              $204                 $173     $85                $36        $78
  Investment Income Ratio to Net Assets /2/             0.43%                1.00%   5.03%              6.53%      0.09%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%       0.85% to 1.40%   1.40%     0.85% to 1.40%      1.40%
  Total Return, Lowest to Highest /4/                (10.57%) (10.84%) to (10.35%)   7.44%     7.08% to 7.67%   (22.15%)

December 31, 2001
  Units                                                14,216                1,124   5,099                944      6,593
  Unit Fair Value, Lowest to Highest /1/               $17.48               $17.46  $13.41             $13.40     $14.28
  Net Assets (In Thousands)                              $249                  $20     $68                $13        $94
  Investment Income Ratio to Net Assets /2/             0.49%                0.00%   4.88%              0.12%      0.17%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%                1.40%   1.40%              1.40%      1.40%
  Total Return, Lowest to Highest /4/                   6.58%                6.40%   5.56%              5.35%    (9.73%)

                                             ---------------------
                                                 Met/Putnam
                                                   Capital
                                                Opportunities
                                                 Portfolio B
                                             --------------------
December 31, 2005
  Units                                                       619
  Unit Fair Value, Lowest to Highest /1/         $16.94 to $14.65
  Net Assets (In Thousands)                                   $11
  Investment Income Ratio to Net Assets /2/                 0.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.75% to 2.25%
  Total Return, Lowest to Highest /4/              8.97% to 7.35%

December 31, 2004
  Units                                                     1,422
  Unit Fair Value, Lowest to Highest /1/         $15.54 to $14.57
  Net Assets (In Thousands)                                   $23
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.75% to 1.50%
  Total Return, Lowest to Highest /4/            16.46% to 16.56%

December 31, 2003
  Units                                                     1,040
  Unit Fair Value, Lowest to Highest /1/         $14.22 to $14.02
  Net Assets (In Thousands)                                   $15
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/            27.19% to 26.50%

December 31, 2002
  Units                                                       235
  Unit Fair Value, Lowest to Highest /1/         $11.08 to $11.18
  Net Assets (In Thousands)                                    $3
  Investment Income Ratio to Net Assets /2/                 0.09%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/        (22.29%) to (21.86%)

December 31, 2001
  Units                                                         7
  Unit Fair Value, Lowest to Highest /1/                   $14.26
  Net Assets (In Thousands)                                    $-
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%
  Total Return, Lowest to Highest /4/                     (9.91%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                           Met Investors
                                             ------------------------------------------------------------------------------------
                                                  JP               JP                 JP                JP            JP Morgan
                                                Morgan           Morgan             Morgan            Morgan        International
                                             Select Equity    Select Equity     Enhanced Index    Enhanced Index       Equity
                                               Portfolio       Portfolio B        Portfolio        Portfolio B        Portfolio
                                             ------------- -------------------- -------------- -------------------- -------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                           7,716                   2,346
  Unit Fair Value, Lowest to Highest /1/         $15.21        $15.32 to $15.10
  Net Assets (In Thousands)                      $115.0                   $35.0
  Investment Income Ratio to Net Assets /2/       0.61%                   0.54%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%          0.85% to 1.40%
  Total Return, Lowest to Highest /4/            31.64%        32.07% to 31.35%

December 31, 2002
  Units                                           8,189                   1,925      14,146                     200     12,533
  Unit Fair Value, Lowest to Highest /1/         $11.55        $11.50 to $11.60      $12.71        $12.66 to $12.77      $8.69
  Net Assets (In Thousands)                         $94                     $22        $179                      $2       $109
  Investment Income Ratio to Net Assets /2/       0.66%                   0.87%       0.95%                   1.30%      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%          0.85% to 1.40%       1.40%          0.85% to 1.40%      1.40%
  Total Return, Lowest to Highest /4/          (26.68%)    (26.86%) to (26.46%)    (26.00%)    (26.16%) to (25.75%)   (17.52%)

December 31, 2001
  Units                                           7,748                     791      14,754                       5     12,169
  Unit Fair Value, Lowest to Highest /1/         $15.75                  $15.72      $17.18                  $17.14     $10.54
  Net Assets (In Thousands)                        $122                     $12        $253                      $-       $128
  Investment Income Ratio to Net Assets /2/       0.47%                   0.00%       0.83%                   1.06%      1.29%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%                   1.40%       1.40%                   1.40%      1.40%
  Total Return, Lowest to Highest /4/           (7.33%)                 (7.64%)    (12.64%)                (12.88%)   (21.44%)

                                             ---------------------
                                                  JP Morgan
                                                International
                                                   Equity
                                                 Portfolio B
                                             --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units                                                       319
  Unit Fair Value, Lowest to Highest /1/           $8.65 to $8.73
  Net Assets (In Thousands)                                    $3
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/        (17.68%) to (17.22%)

December 31, 2001
  Units                                                         8
  Unit Fair Value, Lowest to Highest /1/                   $10.51
  Net Assets (In Thousands)                                    $-
  Investment Income Ratio to Net Assets /2/                 1.18%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%
  Total Return, Lowest to Highest /4/                    (21.68%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                           Met Investors
                                             -------------------------------------------------------------------------
                                                                  Oppenheimer      Oppenheimer
                                                 Met/Putnam         Capital          Capital              Money
                                                  Research        Appreciation     Appreciation          Market
                                                 Portfolio B      Portfolio A      Portfolio B         Portfolio B
                                             -------------------- ------------ -------------------- ------------------
December 31, 2005
  Units                                                               9,568               2,128,762
  Unit Fair Value, Lowest to Highest /1/                             $10.60          $8.91 to $8.41
  Net Assets (In Thousands)                                            $101                 $18,209
  Investment Income Ratio to Net Assets /2/                           0.07%                   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                      1.40%          0.75% to 1.95%
  Total Return, Lowest to Highest /4/                                 3.54%          3.93% to 2.70%

December 31, 2004
  Units                                                               9,264               2,442,161            346,857
  Unit Fair Value, Lowest to Highest /1/                             $10.24          $8.37 to $8.19    $10.20 to $9.75
  Net Assets (In Thousands)                                             $95                 $20,277             $3,432
  Investment Income Ratio to Net Assets /2/                           4.97%                   3.93%              0.65%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                      1.40%          1.30% to 1.95%     0.75% to 1.95%
  Total Return, Lowest to Highest /4/                                 5.56%          5.03% to 4.34%   0.02% to (1.31%)

December 31, 2003
  Units                                                   138,447                         1,122,087            288,448
  Unit Fair Value, Lowest to Highest /1/           $7.73 to $7.61                    $7.97 to $7.85    $10.17 to $9.88
  Net Assets (In Thousands)                                $1,065                            $8,894             $2,880
  Investment Income Ratio to Net Assets /2/                 0.00%                             0.00%              0.22%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%                    1.30% to 1.95%     0.85% to 1.95%
  Total Return, Lowest to Highest /4/            19.74% to 20.26%                  21.23% to 21.75% (1.07%) to (0.42%)

December 31, 2002
  Units                                                       233                             3,238                915
  Unit Fair Value, Lowest to Highest /1/           $6.25 to $6.30                    $6.24 to $6.28   $10.05 to $10.21
  Net Assets (In Thousands)                                    $1                               $20                 $9
  Investment Income Ratio to Net Assets /2/                 1.97%                             0.01%              0.59%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.40% to 1.85%                    1.40% to 1.85%     0.85% to 1.85%
  Total Return, Lowest to Highest /4/        (22.26%) to (21.91%)              (26.12%) to (25.78%)   (0.76%) to 0.24%

December 31, 2001
  Units                                                        11                             1,247                 10
  Unit Fair Value, Lowest to Highest /1/                    $8.07                             $8.47             $10.15
  Net Assets (In Thousands)                                    $-                               $11                 $-
  Investment Income Ratio to Net Assets /2/                 0.00%                             0.11%              1.99%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%                             1.40%              1.40%
  Total Return, Lowest to Highest /4/                    (12.63%)                          (12.35%)              0.89%

                                             ---------------------------------
                                                Janus           Janus
                                             Aggressive      Aggressive
                                               Growth          Growth
                                             Portfolio A     Portfolio B
                                             ----------- --------------------
December 31, 2005
  Units                                        13,240               1,255,373
  Unit Fair Value, Lowest to Highest /1/       $11.10          $8.06 to $7.84
  Net Assets (In Thousands)                      $147                 $10,001
  Investment Income Ratio to Net Assets /2/     0.00%                   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%          1.30% to 1.95%
  Total Return, Lowest to Highest /4/          12.27%        12.11% to 11.39%

December 31, 2004
  Units                                        13,619               1,627,978
  Unit Fair Value, Lowest to Highest /1/        $9.89          $7.19 to $7.03
  Net Assets (In Thousands)                      $135                 $11,611
  Investment Income Ratio to Net Assets /2/     0.00%                   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%          1.30% to 1.95%
  Total Return, Lowest to Highest /4/           6.70%          7.04% to 6.34%

December 31, 2003
  Units                                                               633,579
  Unit Fair Value, Lowest to Highest /1/                       $6.72 to $6.61
  Net Assets (In Thousands)                                            $4,231
  Investment Income Ratio to Net Assets /2/                             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                               1.30% to 1.95%
  Total Return, Lowest to Highest /4/                        22.00% to 21.47%

December 31, 2002
  Units                                                                   707
  Unit Fair Value, Lowest to Highest /1/                       $5.16 to $5.20
  Net Assets (In Thousands)                                                $4
  Investment Income Ratio to Net Assets /2/                             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                               1.40% to 1.85%
  Total Return, Lowest to Highest /4/                    (29.16%) to (28.84%)

December 31, 2001
  Units                                                                    11
  Unit Fair Value, Lowest to Highest /1/                                $7.31
  Net Assets (In Thousands)                                                $-
  Investment Income Ratio to Net Assets /2/                             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                        1.40%
  Total Return, Lowest to Highest /4/                                (18.00%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        Met Investors
                                             -----------------------------------------------------------------
                                             Lord Abbett                            PIMCO          PIMCO
                                               Growth          Lord Abbett       Total Return   Total Return
                                             Opportunity         Growth              Bond           Bond
                                              Portfolio  Opportunity Portfolio B Portfolio A    Portfolio B
                                             ----------- ----------------------- ------------ ----------------
December 31, 2005
  Units                                         12,656                  10,454       1,164           1,505,054
  Unit Fair Value, Lowest to Highest /1/        $10.19         $10.38 to $9.63      $12.34    $12.59 to $11.67
  Net Assets (In Thousands)                       $129                    $106         $14             $18,192
  Investment Income Ratio to Net Assets /2/      0.00%                   0.00%       0.06%               0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%          0.75% to 2.30%       1.40%      0.75% to 2.30%
  Total Return, Lowest to Highest /4/            3.26%          3.80% to 2.21%       1.04%    1.49% to (0.07%)

December 31, 2004
  Units                                         12,793                  11,206         973           1,419,793
  Unit Fair Value, Lowest to Highest /1/         $9.87         $10.00 to $9.72      $12.21    $12.40 to $11.85
  Net Assets (In Thousands)                       $126                    $110         $12             $17,062
  Investment Income Ratio to Net Assets /2/      0.00%                   0.00%       0.00%               8.67%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%          0.75% to 1.50%       1.40%      0.75% to 1.95%
  Total Return, Lowest to Highest /4/           11.19%        11.52% to 10.97%       1.78%      4.10% to 2.95%

December 31, 2003
  Units                                         11,770                   7,046                         825,180
  Unit Fair Value, Lowest to Highest /1/         $8.87          $8.93 to $8.80                $11.69 to $11.51
  Net Assets (In Thousands)                       $104                     $62                          $9,599
  Investment Income Ratio to Net Assets /2/      0.00%                   0.00%                           2.53%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%          0.85% to 1.40%                  1.30% to 1.95%
  Total Return, Lowest to Highest /4/           34.54%        34.56% to 33.82%                  0.64% to 0.20%

December 31, 2002
  Units                                             10                   1,832                          51,163
  Unit Fair Value, Lowest to Highest /1/         $6.60          $6.57 to $6.63                $11.27 to $11.36
  Net Assets (In Thousands)                         $-                     $12                            $581
  Investment Income Ratio to Net Assets /2/      0.00%                   0.00%                           0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%          0.85% to 1.40%                  1.40% to 1.85%
  Total Return, Lowest to Highest /4/         (25.30%)    (25.47%) to (25.05%)                  7.29% to 7.77%

December 31, 2001
  Units                                             10                   1,786                           1,691
  Unit Fair Value, Lowest to Highest /1/         $8.83                   $8.82                          $10.54
  Net Assets (In Thousands)                         $-                     $16                             $18
  Investment Income Ratio to Net Assets /2/      0.00%                   0.00%                           2.50%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%                   1.40%                           1.40%
  Total Return, Lowest to Highest /4/          (8.40%)                 (8.51%)                           5.27%

                                             -----------------------------------
                                                     RCM          T. Rowe Price
                                                   Global            Mid-Cap
                                                 Technology          Growth
                                                 Portfolio B       Portfolio A
                                             -------------------- -------------
December 31, 2005
  Units                                                   566,844     1,632
  Unit Fair Value, Lowest to Highest /1/           $4.76 to $4.63     $8.15
  Net Assets (In Thousands)                                $2,669       $13
  Investment Income Ratio to Net Assets /2/                 0.00%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%     1.40%
  Total Return, Lowest to Highest /4/              9.59% to 8.88%    13.28%

December 31, 2004
  Units                                                   648,449     1,634
  Unit Fair Value, Lowest to Highest /1/           $4.35 to $4.25     $7.19
  Net Assets (In Thousands)                                $2,796       $12
  Investment Income Ratio to Net Assets /2/                 0.13%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%     1.40%
  Total Return, Lowest to Highest /4/          (5.55%) to (6.17%)    12.09%

December 31, 2003
  Units                                                    89,637
  Unit Fair Value, Lowest to Highest /1/           $4.60 to $4.53
  Net Assets (In Thousands)                                  $411
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%
  Total Return, Lowest to Highest /4/            39.26% to 38.66%

December 31, 2002
  Units                                                       109
  Unit Fair Value, Lowest to Highest /1/           $2.94 to $2.96
  Net Assets (In Thousands)                                    $-
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.40% to 1.85%
  Total Return, Lowest to Highest /4/        (51.64%) to (51.42%)

December 31, 2001
  Units                                                        12
  Unit Fair Value, Lowest to Highest /1/                    $6.09
  Net Assets (In Thousands)                                    $-
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%
  Total Return, Lowest to Highest /4/                    (25.91%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                   Met Investors
                             ----------------------------------------------------------------------------------------------------
                                T. Rowe Price           MFS                MFS                                     Met/AIM
                                   Mid-Cap           Research           Research              Lazard              Small-Cap
                                   Growth          International      International           Mid-Cap              Growth
                                 Portfolio B         Portfolio         Portfolio B          Portfolio B          Portfolio B
                             -------------------- ---------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                 1,306,424           15,741            1,111,839              444,232              804,060
  Unit Fair Value, Lowest
   to Highest /1/                  $8.30 to $7.84 $18.06 to $12.97     $13.26 to $12.30     $14.50 to $14.12     $13.04 to $12.70
  Net Assets (In Thousands)               $10,416             $284              $14,156               $6,369              $10,367
  Investment Income Ratio
   to Net Assets /2/                        0.00%            0.69%                0.38%                0.06%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           0.75% to 1.95%   1.40% to 1.40%       0.75% to 2.30%       1.30% to 1.95%       1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   13.77% to 12.42% 15.18% to 15.15%     15.55% to 13.78%       6.67% to 5.98%       6.87% to 6.18%

December 31, 2004
  Units                                 1,046,248           10,522            1,139,486              450,243              959,387
  Unit Fair Value, Lowest
   to Highest /1/                  $7.22 to $6.97           $15.68     $11.48 to $10.97     $13.59 to $13.33     $12.20 to $11.96
  Net Assets (In Thousands)                $7,398             $165              $12,667               $6,071              $11,612
  Investment Income Ratio
   to Net Assets /2/                        0.00%            0.23%                0.35%                0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           0.85% to 1.95%            1.40%       0.75% to 1.95%       1.30% to 1.95%       1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   16.82% to 15.54%           18.06%     15.31% to 17.25%     12.92% to 12.19%       5.05% to 4.37%

December 31, 2003
  Units                                   820,499            9,751              240,574              255,646              260,329
  Unit Fair Value, Lowest
   to Highest /1/                  $6.18 to $6.03           $13.28       $9.58 to $9.35     $12.03 to $11.88     $11.61 to $11.46
  Net Assets (In Thousands)                $5,003             $129               $2,273               $3,062               $3,008
  Investment Income Ratio
   to Net Assets /2/                        0.00%            0.82%                0.95%                0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           0.85% to 1.95%            1.40%       0.85% to 1.95%       1.30% to 1.95%       1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   35.48% to 28.24%           32.80%     30.93% to 28.93%     23.70% to 23.16%     33.33% to 32.76%

December 31, 2002
  Units                                     1,388                                12,429                1,585                  692
  Unit Fair Value, Lowest
   to Highest /1/                  $4.51 to $4.56                        $7.23 to $7.32       $9.61 to $9.67       $8.43 to $8.47
  Net Assets (In Thousands)                    $6                                   $90                  $15                   $6
  Investment Income Ratio
   to Net Assets /2/                        0.00%                                 0.44%                0.06%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           0.85% to 1.85%                        0.85% to 1.85%       1.40% to 1.85%       1.40% to 1.85%
  Total Return, Lowest to
   Highest /4/               (45.07%) to (44.51%)                  (13.42%) to (12.55%) (12.45%) to (12.06%) (28.83%) to (28.51%)

December 31, 2001
  Units                                       266                                 1,021                   10                  250
  Unit Fair Value, Lowest
   to Highest /1/                           $8.24                                 $8.38               $10.99               $11.85
  Net Assets (In Thousands)                    $2                                    $9                   $-                   $3
  Investment Income Ratio
   to Net Assets /2/                        0.00%                                 0.21%                0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/                    1.40%                                 1.40%                1.40%                1.40%
  Total Return, Lowest to
   Highest /4/                           (16.04%)                              (12.79%)                9.91%               18.52%

                             ----------------------

                                    Harris
                             Oakmark International
                                  Portfolio B
                             ---------------------
December 31, 2005
  Units                                 1,495,693
  Unit Fair Value, Lowest
   to Highest /1/                $15.78 to $15.38
  Net Assets (In Thousands)               $23,326
  Investment Income Ratio
   to Net Assets /2/                        0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   12.77% to 12.04%

December 31, 2004
  Units                                 1,413,422
  Unit Fair Value, Lowest
   to Highest /1/                $13.99 to $13.72
  Net Assets (In Thousands)               $19,624
  Investment Income Ratio
   to Net Assets /2/                        0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   18.96% to 18.19%

December 31, 2003
  Units                                   471,982
  Unit Fair Value, Lowest
   to Highest /1/                $11.76 to $11.61
  Net Assets (In Thousands)                $5,525
  Investment Income Ratio
   to Net Assets /2/                        2.23%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   34.41% to 32.50%

December 31, 2002
  Units                                       227
  Unit Fair Value, Lowest
   to Highest /1/                  $8.78 to $8.83
  Net Assets (In Thousands)                    $2
  Investment Income Ratio
   to Net Assets /2/                        0.34%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           1.40% to 1.85%
  Total Return, Lowest to
   Highest /4/               (19.59%) to (19.23%)

December 31, 2001
  Units                                        10
  Unit Fair Value, Lowest
   to Highest /1/                          $10.94
  Net Assets (In Thousands)                    $-
  Investment Income Ratio
   to Net Assets /2/                        0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/                    1.40%
  Total Return, Lowest to
   Highest /4/                              9.36%

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                        Met Investors
                                             -----------------------------------------------------------------------------------
                                               Third Avenue       Third Avenue          PIMCO         Lord Abbett     Neuberger
                                                Small-Cap          Small-Cap          Inflation        America's       Berman
                                                  Value              Value          Protected Bond       Value       Real Estate
                                                Portfolio         Portfolio B        Portfolio B      Portfolio B     Portfolio
                                             ---------------- -------------------- ---------------- ---------------- -----------
December 31, 2005
  Units                                                 4,955            1,229,026        2,063,635            7,280    2,977
  Unit Fair Value, Lowest to Highest /1/     $16.49 to $16.37     $16.35 to $15.98 $11.25 to $10.95 $14.52 to $14.23   $25.24
  Net Assets (In Thousands)                              $102              $19,873          $22,976             $105      $75
  Investment Income Ratio to Net Assets /2/             0.00%                0.00%            0.00%            0.00%    0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.50%       1.30% to 1.95%   1.30% to 2.30%   0.75% to 1.50%    1.40%
  Total Return, Lowest to Highest /4/        18.70% to 18.55%     13.99% to 13.26% 0.08% to (0.91%)   3.17% to 2.41%   15.05%

December 31, 2004
  Units                                                                  1,199,890        2,145,251            4,394
  Unit Fair Value, Lowest to Highest /1/                          $14.35 to $14.11 $11.24 to $11.12 $14.07 to $13.90
  Net Assets (In Thousands)                                                $17,088          $23,952              $61
  Investment Income Ratio to Net Assets /2/                                  1.97%            7.40%            2.66%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                    1.30% to 1.95%   1.30% to 1.95%   0.75% to 1.50%
  Total Return, Lowest to Highest /4/                             24.87% to 24.06%   7.60% to 6.90% 13.50% to 12.93%

December 31, 2003
  Units                                                                    491,798          747,082            2,863
  Unit Fair Value, Lowest to Highest /1/                          $11.49 to $11.38 $10.44 to $10.40 $12.04 to $11.99
  Net Assets (In Thousands)                                                 $5,628           $7,781              $34
  Investment Income Ratio to Net Assets /2/                                  0.67%            0.89%            4.15%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                    1.30% to 1.95%   1.30% to 1.95%   0.85% to 1.40%
  Total Return, Lowest to Highest /4/                             35.61% to 35.03%   4.43% to 3.98% 20.37% to 19.93%

December 31, 2002
  Units                                                                      2,119
  Unit Fair Value, Lowest to Highest /1/                            $8.21 to $8.23
  Net Assets (In Thousands)                                                    $17
  Investment Income Ratio to Net Assets /2/                                  0.82%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                    1.40% to 1.85%
  Total Return, Lowest to Highest /4/                         (17.92%) to (17.68%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             -----------------
                                                Neuberger
                                                 Berman
                                               Real Estate
                                               Portfolio B
                                             ----------------
December 31, 2005
  Units                                               422,711
  Unit Fair Value, Lowest to Highest /1/     $14.36 to $14.12
  Net Assets (In Thousands)                            $6,035
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 2.30%
  Total Return, Lowest to Highest /4/        11.83% to 10.72%

December 31, 2004
  Units                                               424,738
  Unit Fair Value, Lowest to Highest /1/     $12.84 to $12.79
  Net Assets (In Thousands)                            $5,441
  Investment Income Ratio to Net Assets /2/             7.43%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%
  Total Return, Lowest to Highest /4/        28.44% to 27.88%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         Met Investors
                                             ------------------------------------------------------------------------------------
                                                 Turner        Goldman Sachs      Defensive        Moderate         Balanced
                                                 Mid-Cap          Mid-Cap         Strategy         Strategy         Strategy
                                                 Growth            Value        Fund of Funds    Fund of Funds    Fund of Funds
                                               Portfolio B      Portfolio B      Portfolio B      Portfolio B      Portfolio B
                                             ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                               335,209          748,084        1,508,431        4,506,020       11,206,666
  Unit Fair Value, Lowest to Highest /1/     $12.32 to $12.09 $13.41 to $13.16 $10.43 to $10.35 $10.69 to $10.61 $10.99 to $10.91
  Net Assets (In Thousands)                            $4,072           $9,889          $15,666          $47,951         $122,629
  Investment Income Ratio to Net Assets /2/             0.00%            0.82%            1.30%            1.55%            1.69%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               0.85% to 1.95%   0.85% to 1.95%   1.30% to 1.95%   1.30% to 1.95%   1.30% to 1.95%
  Total Return, Lowest to Highest /4/         10.42% to 9.21% 11.59% to 10.37%   3.13% to 2.47%   4.45% to 3.77%   5.74% to 5.06%

December 31, 2004
  Units                                               390,175          459,049          271,751        1,014,442        1,510,309
  Unit Fair Value, Lowest to Highest /1/     $11.12 to $11.07 $11.98 to $11.93 $10.11 to $10.10 $10.23 to $10.22 $10.40 to $10.39
  Net Assets (In Thousands)                            $4,328           $5,485           $2,747          $10,375          $15,693
  Investment Income Ratio to Net Assets /2/             0.00%            2.19%            8.71%            6.62%            4.75%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%   1.30% to 1.95%   1.30% to 1.95%   1.30% to 1.95%   1.30% to 1.95%
  Total Return, Lowest to Highest /4/        11.24% to 10.76% 19.81% to 19.30%   1.71% to 1.64%   2.20% to 2.13%   2.91% to 2.84%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             -----------------
                                                 Growth
                                                Strategy
                                              Fund of Funds
                                               Portfolio B
                                             ----------------
December 31, 2005
  Units                                            12,697,225
  Unit Fair Value, Lowest to Highest /1/     $11.43 to $11.34
  Net Assets (In Thousands)                          $144,440
  Investment Income Ratio to Net Assets /2/             1.31%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%
  Total Return, Lowest to Highest /4/          7.72% to 7.02%

December 31, 2004
  Units                                             3,226,645
  Unit Fair Value, Lowest to Highest /1/     $10.61 to $10.60
  Net Assets (In Thousands)                           $34,205
  Investment Income Ratio to Net Assets /2/             3.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%
  Total Return, Lowest to Highest /4/          3.56% to 3.49%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                Met Investors
                                             ------------------------------------------------------------------------------------
                                               Aggressive                         Cyclical
                                                Strategy      Cyclical Growth  Growth & Income     VanKampen        Legg Mason
                                              Fund of Funds         ETF              ETF           ComStock        Value Equity
                                               Portfolio B      Portfolio B      Portfolio B      Portfolio B      Portfolio B
                                             ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                             1,961,998           11,292                -           92,205            2,896
  Unit Fair Value, Lowest to Highest /1/     $11.65 to $11.56 $10.17 to $10.17 $10.13 to $10.13 $10.52 to $10.41 $10.63 to $10.61
  Net Assets (In Thousands)                           $22,767             $115               $-             $964              $31
  Investment Income Ratio to Net Assets /2/             1.14%            0.00%            0.00%            2.15%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%   1.30% to 1.50%   1.30% to 1.50%   0.75% to 2.30%   1.30% to 2.30%
  Total Return, Lowest to Highest /4/          8.96% to 8.25%   1.71% to 1.66%   1.33% to 1.28%   5.22% to 4.15%   6.28% to 6.10%

December 31, 2004
  Units                                               229,952
  Unit Fair Value, Lowest to Highest /1/     $10.69 to $10.68
  Net Assets (In Thousands)                            $2,458
  Investment Income Ratio to Net Assets /2/             1.06%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%
  Total Return, Lowest to Highest /4/          3.79% to 3.72%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                              GACC
                                             ------

                                             Money
                                             Market
                                              Fund
                                             ------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units                                       4,683
  Unit Fair Value, Lowest to Highest /1/     $12.62
  Net Assets (In Thousands)                     $59
  Investment Income Ratio to Net Assets /2/   4.17%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/              1.40%
  Total Return, Lowest to Highest /4/         0.23%

December 31, 2001
  Units                                           9
  Unit Fair Value, Lowest to Highest /1/     $12.59
  Net Assets (In Thousands)                      $-
  Investment Income Ratio to Net Assets /2/   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/              1.40%
  Total Return, Lowest to Highest /4/         2.69%

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                    Russell                          AIM
                                             ----------------------------------------------------- --------

                                             Multi-Style Aggressive                    Real Estate Premier
                                               Equity      Equity   Non-U.S. Core Bond Securities  Equity
                                                Fund        Fund      Fund     Fund       Fund      Fund
                                             ----------- ---------- -------- --------- ----------- --------
December 31, 2005
  Units                                         22,238       3,032     4,134  21,169      2,699
  Unit Fair Value, Lowest to Highest /1/         $8.40      $12.46    $10.36  $13.33     $25.46
  Net Assets (In Thousands)                       $187         $38       $43    $282        $69
  Investment Income Ratio to Net Assets /2/      1.07%       0.18%     1.58%   3.57%      2.11%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%       1.40%     1.40%   1.40%      1.40%
  Total Return, Lowest to Highest /4/            5.78%       4.89%    12.11%   0.60%     11.39%

December 31, 2004
  Units                                         22,366       3,046     4,247  20,979      2,711
  Unit Fair Value, Lowest to Highest /1/         $7.94      $11.88     $9.24  $13.25     $22.85
  Net Assets (In Thousands)                       $178         $36       $39    $278        $62
  Investment Income Ratio to Net Assets /2/      0.74%       0.16%     1.95%   3.59%      2.58%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%       1.40%     1.40%   1.40%      1.40%
  Total Return, Lowest to Highest /4/            8.28%      13.13%    16.65%   3.21%     33.01%

December 31, 2003
  Units                                         22,537       3,061     4,500  21,058      2,766       8,506
  Unit Fair Value, Lowest to Highest /1/         $7.33      $10.50     $7.92  $12.84     $17.18       $5.87
  Net Assets (In Thousands)                       $165         $32       $36    $270        $48         $50
  Investment Income Ratio to Net Assets /2/      0.75%       0.10%     1.93%   4.68%      5.28%       0.30%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%       1.40%     1.40%   1.40%      1.40%       1.40%
  Total Return, Lowest to Highest /4/           27.07%      43.58%    36.86%   4.68%     35.30%      23.34%

December 31, 2002
  Units                                         29,748       3,085    15,555  20,541      2,768      10,435
  Unit Fair Value, Lowest to Highest /1/         $5.77       $7.31     $5.79  $12.27     $12.70       $4.76
  Net Assets (In Thousands)                       $172         $23       $90    $252        $35         $50
  Investment Income Ratio to Net Assets /2/      0.68%       0.00%     2.03%   3.28%      6.09%       0.41%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%       1.40%     1.40%   1.40%      1.40%       1.40%
  Total Return, Lowest to Highest /4/         (24.26%)    (20.18%)  (16.33%)   7.33%      2.36%    (31.23%)

December 31, 2001
  Units                                          8,591       1,010     4,311   6,223        835       7,127
  Unit Fair Value, Lowest to Highest /1/          $7.6        $9.2      $6.9   $11.4      $12.4        $6.9
  Net Assets (In Thousands)                        $65          $9       $30     $71        $10         $49
  Investment Income Ratio to Net Assets /2/      0.52%       0.15%     1.03%   6.77%      6.16%       0.14%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%       1.40%     1.40%   1.40%      1.40%       1.40%
  Total Return, Lowest to Highest /4/         (15.35%)     (3.65%)  (23.08%)   5.99%      6.39%    (13.78%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                    AIM
                                             ---------------------------------------------------------------------------------

                                                   Premier          Capital        Capital      International  International
                                                   Equity         Appreciation   Appreciation      Growth         Growth
                                                   Fund B             Fund          Fund B          Fund          Fund B
                                             -------------------- ------------ ---------------- ------------- ----------------
December 31, 2005
  Units                                                               10,598                  -      1,457               4,498
  Unit Fair Value, Lowest to Highest /1/                               $6.79   $22.78 to $22.21      $9.03    $21.15 to $20.62
  Net Assets (In Thousands)                                              $72                 $-        $13                 $91
  Investment Income Ratio to Net Assets /2/                            0.06%              0.00%      0.46%               1.22%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                       1.40%     1.30% to 1.50%      1.40%      1.30% to 1.50%
  Total Return, Lowest to Highest /4/                                  7.33%     7.18% to 6.97%     16.29%    16.19% to 15.96%

December 31, 2004
  Units                                                               11,953                  -      5,177                   -
  Unit Fair Value, Lowest to Highest /1/                               $6.32    $6.28 to $20.76      $7.76    $18.21 to $17.79
  Net Assets (In Thousands)                                              $76                 $-        $40                  $-
  Investment Income Ratio to Net Assets /2/                            0.00%              0.00%      0.65%               0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                       1.40%     1.40% to 1.50%      1.40%      1.30% to 1.50%
  Total Return, Lowest to Highest /4/                                  5.14%     4.85% to 7.00%     22.28%    18.13% to 17.97%

December 31, 2003
  Units                                                     1,020     11,500                  -      5,404                   -
  Unit Fair Value, Lowest to Highest /1/           $6.14 to $5.84      $6.01              $5.99      $6.35               $6.31
  Net Assets (In Thousands)                                    $6        $69                 $-        $34                  $-
  Investment Income Ratio to Net Assets /2/                 0.71%      0.00%              0.00%      0.59%               0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%      1.40%              1.40%      1.40%               1.40%
  Total Return, Lowest to Highest /4/            23.77% to 23.10%     27.72%             27.39%     27.27%              26.81%

December 31, 2002
  Units                                                        36     13,397                 17      4,648                  16
  Unit Fair Value, Lowest to Highest /1/           $4.75 to $4.96      $4.71              $4.70      $4.99               $4.98
  Net Assets (In Thousands)                                    $-        $63                 $-        $23                  $-
  Investment Income Ratio to Net Assets /2/                 1.16%      0.00%              0.00%      0.55%               1.54%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%      1.40%              1.40%      1.40%               1.40%
  Total Return, Lowest to Highest /4/        (31.43%) to (31.05%)   (25.41%)           (25.55%)   (16.85%)            (17.10%)

December 31, 2001
  Units                                                               10,189                         4,646
  Unit Fair Value, Lowest to Highest /1/                               $6.31                         $6.00
  Net Assets (In Thousands)                                              $64                           $28
  Investment Income Ratio to Net Assets /2/                            0.00%                         0.33%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                       1.40%                         1.40%
  Total Return, Lowest to Highest /4/                               (24.35%)                      (24.60%)

                                             Alliance
                                             ---------

                                              Premier
                                              Growth
                                             Portfolio
                                             ---------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                        19,951
  Unit Fair Value, Lowest to Highest /1/        $5.38
  Net Assets (In Thousands)                      $107
  Investment Income Ratio to Net Assets /2/     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%
  Total Return, Lowest to Highest /4/          21.95%

December 31, 2002
  Units                                        17,861
  Unit Fair Value, Lowest to Highest /1/        $4.41
  Net Assets (In Thousands)                       $79
  Investment Income Ratio to Net Assets /2/     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%
  Total Return, Lowest to Highest /4/        (31.61%)

December 31, 2001
  Units                                        16,205
  Unit Fair Value, Lowest to Highest /1/        $6.45
  Net Assets (In Thousands)                      $104
  Investment Income Ratio to Net Assets /2/     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%
  Total Return, Lowest to Highest /4/        (18.35%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                 Alliance
                                             ---------------------------------------------------------------------------------
                                                          Bernstein     Bernstein        Bernstein
                                               Premier   Real Estate   Real Estate       Large-Cap      Berstein    Berstein
                                               Growth    Investment    Investment         Growth        Small-Cap     Value
                                             Portfolio B  Portfolio    Portfolio B      Portfolio B    Portfolio B Portfolio B
                                             ----------- ----------- ---------------- ---------------- ----------- -----------
December 31, 2005
  Units                                                                                              -
  Unit Fair Value, Lowest to Highest /1/                                              $34.49 to $32.67
  Net Assets (In Thousands)                                                                         $-
  Investment Income Ratio to Net Assets /2/                                                      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                        1.50% to 1.90%
  Total Return, Lowest to Highest /4/                                                   5.69% to 5.62%

December 31, 2004
  Units                                                     2,502              14,921
  Unit Fair Value, Lowest to Highest /1/                   $22.91    $20.86 to $20.71
  Net Assets (In Thousands)                                   $57                $284
  Investment Income Ratio to Net Assets /2/                 2.31%               2.16%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%      1.30% to 1.50%
  Total Return, Lowest to Highest /4/                      33.74%    37.21% to 37.02%

December 31, 2003
  Units                                         33,879      2,209              12,813                          -           -
  Unit Fair Value, Lowest to Highest /1/        $10.59     $17.13              $14.10                     $14.23      $10.85
  Net Assets (In Thousands)                       $359        $38                $181                         $-          $-
  Investment Income Ratio to Net Assets /2/      0.00%      2.64%               0.72%                      2.08%       1.36%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%               1.40%                      1.40%       1.40%
  Total Return, Lowest to Highest /4/           21.65%     37.36%              37.09%                     38.94%      26.68%

December 31, 2002
  Units                                          1,048      2,193                 539                         10          10
  Unit Fair Value, Lowest to Highest /1/         $8.71     $12.47              $10.28                     $10.24       $8.56
  Net Assets (In Thousands)                         $9        $27                  $6                         $-          $-
  Investment Income Ratio to Net Assets /2/      0.00%      2.57%               2.86%                      0.00%       0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%               1.40%                      1.40%       1.40%
  Total Return, Lowest to Highest /4/         (31.80%)      1.17%               0.89%                    (7.68%)    (14.16%)

December 31, 2001
  Units                                            317      2,028                 228                         10          10
  Unit Fair Value, Lowest to Highest /1/        $12.77     $12.32              $10.19                     $11.10       $9.98
  Net Assets (In Thousands)                         $4        $25                  $2                         $-          $-
  Investment Income Ratio to Net Assets /2/      0.00%      3.79%               0.48%                      0.00%       0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%               1.40%                      1.40%       1.40%
  Total Return, Lowest to Highest /4/         (18.56%)      9.25%               9.16%                     10.96%     (0.24%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                               Liberty                Goldman Sachs               Scudder II
                                             ----------- ---------------------------------------- ----------
                                               Newport
                                             Tiger Fund, Growth & International Global  Internet  Small-Cap
                                              Variable    Income     Equity     Income Tollkeeper   Growth
                                               Series      Fund       Fund       Fund     Fund    Portfolio
                                             ----------- -------- ------------- ------ ---------- ----------
December 31, 2005
  Units                                                                                                   -
  Unit Fair Value, Lowest to Highest /1/                                                              $9.53
  Net Assets (In Thousands)                                                                              $-
  Investment Income Ratio to Net Assets /2/                                                           0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                      1.40%
  Total Return, Lowest to Highest /4/                                                                 5.59%

December 31, 2004
  Units                                                                                                   -
  Unit Fair Value, Lowest to Highest /1/                                                                 $9
  Net Assets (In Thousands)                                                                              $-
  Investment Income Ratio to Net Assets /2/                                                           0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                      1.40%
  Total Return, Lowest to Highest /4/                                                                 9.48%

December 31, 2003
  Units                                              -          -          -                              -
  Unit Fair Value, Lowest to Highest /1/        $12.04      $9.28     $10.48                          $8.24
  Net Assets (In Thousands)                         $-         $-         $-                             $-
  Investment Income Ratio to Net Assets /2/      0.00%      0.00%      0.00%                          0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%      1.40%                          1.40%
  Total Return, Lowest to Highest /4/           42.78%     22.63%     33.61%                         31.10%

December 31, 2002
  Units                                              8         11          9                              9
  Unit Fair Value, Lowest to Highest /1/         $8.43      $7.57      $7.84                          $6.29
  Net Assets (In Thousands)                         $-         $-         $-                             $-
  Investment Income Ratio to Net Assets /2/      1.27%      1.14%      1.32%                          0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%      1.40%                          1.40%
  Total Return, Lowest to Highest /4/         (18.12%)   (12.57%)   (19.47%)                       (34.39%)

December 31, 2001
  Units                                              8         11          9         9        18          9
  Unit Fair Value, Lowest to Highest /1/        $10.30      $8.66      $9.74    $11.73     $4.26      $9.58
  Net Assets (In Thousands)                         $-         $-         $-        $-        $-         $-
  Investment Income Ratio to Net Assets /2/      1.19%      0.00%      1.17%     3.93%     0.00%      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%      1.40%     1.40%     1.40%      1.40%
  Total Return, Lowest to Highest /4/         (19.04%)   (10.57%)   (23.26%)     3.67%  (34.59%)   (29.76%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                  Scudder II        Scudder I               MFS
                                             -------------------- ------------- ---------------------------
                                              Dreman
                                             Small-Cap Government                                 Investors
                                               Value   Securities International Research Research   Trust
                                             Portfolio Portfolio   Portfolio B   Series  Series B  Series
                                             --------- ---------- ------------- -------- -------- ---------
December 31, 2005
  Units                                                       -
  Unit Fair Value, Lowest to Highest /1/                 $13.61
  Net Assets (In Thousands)                                  $-
  Investment Income Ratio to Net Assets /2/               0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                          1.40%
  Total Return, Lowest to Highest /4/                     1.15%

December 31, 2004
  Units                                         4,840         -                                        471
  Unit Fair Value, Lowest to Highest /1/       $18.39    $13.46                                      $8.47
  Net Assets (In Thousands)                       $89        $-                                         $4
  Investment Income Ratio to Net Assets /2/     0.87%     0.00%                                      0.44%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%                                      1.40%
  Total Return, Lowest to Highest /4/          24.27%     2.31%                                      9.80%

December 31, 2003
  Units                                         4,721         -        1,116      11,610    1,169    1,473
  Unit Fair Value, Lowest to Highest /1/       $14.80    $13.15        $6.19       $6.35    $9.87    $7.72
  Net Assets (In Thousands)                       $70        $-           $7         $74      $12      $11
  Investment Income Ratio to Net Assets /2/     1.10%     4.56%        0.53%       0.67%    0.41%    0.66%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%        1.40%       1.40%    1.40%    1.40%
  Total Return, Lowest to Highest /4/          40.06%     0.84%       25.75%      22.97%   22.64%   20.45%

December 31, 2002
  Units                                         4,730         8          985      10,794    1,107    1,015
  Unit Fair Value, Lowest to Highest /1/       $10.56    $13.04        $4.92       $5.17    $8.05    $6.41
  Net Assets (In Thousands)                       $50        $-           $5         $56       $9       $6
  Investment Income Ratio to Net Assets /2/     0.41%     3.74%        0.62%       0.27%    0.00%    0.58%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%        1.40%       1.40%    1.40%    1.40%
  Total Return, Lowest to Highest /4/        (12.58%)     6.55%     (19.75%)    (25.59%) (25.77%) (22.06%)

December 31, 2001
  Units                                         4,578         8           13       9,960        8      742
  Unit Fair Value, Lowest to Highest /1/       $12.09    $12.24        $6.13       $6.94   $10.84    $8.22
  Net Assets (In Thousands)                       $55        $-           $-         $69       $-       $6
  Investment Income Ratio to Net Assets /2/     0.00%     0.00%        0.00%       0.02%    0.00%    0.67%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%        1.40%       1.40%    1.40%    1.40%
  Total Return, Lowest to Highest /4/          16.05%     6.76%     (31.78%)    (22.35%) (22.49%) (17.11%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                          MFS
                                             -------------------------------------------------------------

                                             Investors Emerging Emerging  High        High       Strategic
                                               Trust    Growth   Growth  Income      Income       Income
                                             Series B   Series  Series B Series     Series B     Series B
                                             --------- -------- -------- ------ ---------------- ---------
December 31, 2005
  Units                                             -
  Unit Fair Value, Lowest to Highest /1/       $11.17
  Net Assets (In Thousands)                        $-
  Investment Income Ratio to Net Assets /2/     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%
  Total Return, Lowest to Highest /4/           5.54%

December 31, 2004
  Units                                             -                       346           33,380
  Unit Fair Value, Lowest to Highest /1/       $10.59                    $11.83 $15.65 to $15.36
  Net Assets (In Thousands)                        $-                        $4             $413
  Investment Income Ratio to Net Assets /2/     0.00%                     3.54%            4.21%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%                     1.40%   1.30% to 1.50%
  Total Return, Lowest to Highest /4/           9.58%                     7.63%   7.50% to 7.36%

December 31, 2003
  Units                                             -     6,323    1,095    888           29,253   4,700
  Unit Fair Value, Lowest to Highest /1/        $9.66     $4.42   $10.00 $11.00           $11.17  $12.67
  Net Assets (In Thousands)                        $-       $28      $11    $10             $327     $60
  Investment Income Ratio to Net Assets /2/     0.84%     0.00%    0.00%  4.08%            0.23%   1.21%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%    1.40%  1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/          20.14%    28.42%   28.13% 16.32%           16.06%   8.57%

December 31, 2002
  Units                                             9     5,570        7    750              282     229
  Unit Fair Value, Lowest to Highest /1/        $8.04     $3.44    $7.81  $9.45            $9.63  $11.67
  Net Assets (In Thousands)                        $-       $19       $-     $7               $3      $3
  Investment Income Ratio to Net Assets /2/     0.00%     0.00%    0.00%  7.15%            1.12%   0.65%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%    1.40%  1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/        (22.25%)  (34.68%) (34.78%)  1.14%            0.90%   6.68%

December 31, 2001
  Units                                             9     4,789        7    618               10       9
  Unit Fair Value, Lowest to Highest /1/       $10.34     $5.26   $11.97  $9.35            $9.54  $10.94
  Net Assets (In Thousands)                        $-       $25       $-     $6               $-      $-
  Investment Income Ratio to Net Assets /2/     0.00%     0.00%    0.00% 10.54%            0.00%   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%    1.40%  1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/        (17.28%)  (34.44%) (34.55%)  0.68%            0.20%   3.10%

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   MFS              Oppenheimer                         Putnam
                                             ---------------- ----------------------- ------------------------------------------

                                                   New                   Capital      Growth &     Growth &          Equity
                                                Discovery      Bond    Appreciation    Income       Income           Income
                                                Series B       Fund        Fund         Fund        Fund B           Fund B
                                             ---------------- ------ ---------------- -------- ---------------- ----------------
December 31, 2005
  Units                                                                             -   11,456            2,228            3,446
  Unit Fair Value, Lowest to Highest /1/                             $72.34 to $66.58   $11.56 $56.51 to $49.41 $14.04 to $13.76
  Net Assets (In Thousands)                                                        $-     $132              $34              $48
  Investment Income Ratio to Net Assets /2/                                     0.00%    1.87%            1.77%            1.07%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                       1.50% to 1.90%    1.40%   0.75% to 1.50%   0.75% to 1.50%
  Total Return, Lowest to Highest /4/                                  3.92% to 3.85%    4.04%   4.44% to 3.67%   4.72% to 3.94%

December 31, 2004
  Units                                                39,817                            8,522            2,227            4,758
  Unit Fair Value, Lowest to Highest /1/     $14.57 to $14.37                           $11.11 $54.11 to $47.66 $13.40 to $13.24
  Net Assets (In Thousands)                              $350                              $95              $32              $63
  Investment Income Ratio to Net Assets /2/             0.00%                            1.77%            1.48%            0.12%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.50%                            1.40%   0.75% to 1.50%   0.75% to 1.50%
  Total Return, Lowest to Highest /4/          5.37% to 5.23%                            9.81%   9.02% to 8.48% 10.75% to 10.20%

December 31, 2003
  Units                                                30,852  2,400                     7,857            2,116            4,316
  Unit Fair Value, Lowest to Highest /1/                $7.12 $12.69                    $10.11 $11.30 to $11.26 $12.08 to $12.04
  Net Assets (In Thousands)                              $220    $30                       $79              $24              $52
  Investment Income Ratio to Net Assets /2/             0.00%  5.26%                     2.05%            0.02%            0.91%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%  1.40%                     1.40%   0.85% to 1.40%   0.85% to 1.40%
  Total Return, Lowest to Highest /4/                  31.58%  5.29%                    25.92% 25.61% to 23.55% 20.82% to 20.38%

December 31, 2002
  Units                                                  2470   2140                     7,129                8
  Unit Fair Value, Lowest to Highest /1/                $5.41 $12.05                     $8.03            $8.97
  Net Assets (In Thousands)                               $13    $26                       $57               $-
  Investment Income Ratio to Net Assets /2/             0.00%  7.33%                     1.75%            1.20%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%  1.40%                     1.40%            1.40%
  Total Return, Lowest to Highest /4/                (32.75%)  7.56%                  (19.92%)         (20.12%)

December 31, 2001
  Units                                                   407  1,956                     6,439                8
  Unit Fair Value, Lowest to Highest /1/                $8.04 $11.20                    $10.03           $11.22
  Net Assets (In Thousands)                                $3    $22                       $65               $-
  Investment Income Ratio to Net Assets /2/             0.00%  8.68%                     1.79%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%  1.40%                     1.40%            1.40%
  Total Return, Lowest to Highest /4/                 (6.58%)  6.29%                   (7.47%)          (7.70%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                    Putnam
                                             ------------------------------------------------------------------------------------
                                                                                                                    International
                                                                                        International International      New
                                              Vista        Vista          Small-Cap        Equity        Equity     Opportunities
                                              Fund         Fund B        Value Fund B       Fund         Fund B        Fund B
                                             -------- ---------------- ---------------- ------------- ------------- -------------
December 31, 2005
  Units                                        76,454                -                -
  Unit Fair Value, Lowest to Highest /1/        $6.44 $15.65 to $15.37 $22.72 to $22.12
  Net Assets (In Thousands)                      $492               $-               $-
  Investment Income Ratio to Net Assets /2/     0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%   1.30% to 1.50%   1.50% to 1.90%
  Total Return, Lowest to Highest /4/          10.92% 10.70% to 10.48%   4.02% to 3.95%

December 31, 2004
  Units                                        72,122                -                      10,227         1,278
  Unit Fair Value, Lowest to Highest /1/        $5.81           $11.60                       $8.50        $15.25
  Net Assets (In Thousands)                      $419               $-                         $87           $19
  Investment Income Ratio to Net Assets /2/     0.00%            0.00%                       1.66%         1.80%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%            1.40%                       1.40%         1.40%
  Total Return, Lowest to Highest /4/          17.25%           16.95%                      14.86%        14.58%

December 31, 2003
  Units                                        66,067                -                       9,336         1,875             -
  Unit Fair Value, Lowest to Highest /1/        $4.95            $9.92                       $7.40        $13.31        $10.88
  Net Assets (In Thousands)                      $327               $-                         $69           $25            $-
  Investment Income Ratio to Net Assets /2/     0.00%            0.00%                       1.10%         0.84%         0.56%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%            1.40%                       1.40%         1.40%         1.40%
  Total Return, Lowest to Highest /4/          31.57%           31.32%                      27.10%        26.74%        31.36%

December 31, 2002
  Units                                        57,415                7                       8,054         1,410             9
  Unit Fair Value, Lowest to Highest /1/        $3.76            $7.55                       $5.82        $10.50         $8.28
  Net Assets (In Thousands)                      $216               $-                         $47           $15            $-
  Investment Income Ratio to Net Assets /2/     0.00%            0.00%                       1.04%         0.74%         1.30%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%            1.40%                       1.40%         1.40%         1.40%
  Total Return, Lowest to Highest /4/        (31.35%)         (31.57%)                    (18.67%)      (18.82%)      (14.83%)

December 31, 2001
  Units                                        52,362                7                       7,244           248             9
  Unit Fair Value, Lowest to Highest /1/        $5.48           $11.04                       $7.16        $12.93         $9.72
  Net Assets (In Thousands)                      $287               $-                         $52            $3            $-
  Investment Income Ratio to Net Assets /2/     0.00%            0.00%                       0.39%         0.00%         0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%            1.40%                       1.40%         1.40%         1.40%
  Total Return, Lowest to Highest /4/        (34.32%)         (34.43%)                    (21.53%)      (21.72%)      (29.68%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                              Putnam                                 Templeton
                                             -------- -----------------------------------------------------------------------
                                                                                      Developing
                                               New     Foreign         Foreign         Markets                      Franklin
                                              Value   Securities      Securities      Securities Developing Markets Small-Cap
                                              Fund B     Fund           Fund B           Fund    Securities Fund B   Fund B
                                             -------- ---------- -------------------- ---------- ------------------ ---------
December 31, 2005
  Units                                                   7,448                17,405    5,548              33,161
  Unit Fair Value, Lowest to Highest /1/                 $11.52      $30.90 to $25.00   $16.93     $10.76 to $9.76
  Net Assets (In Thousands)                                 $86                  $321      $94                $390
  Investment Income Ratio to Net Assets /2/               1.27%                 1.10%    1.44%               1.16%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                          1.40%        0.75% to 2.30%    1.40%      1.30% to 2.30%
  Total Return, Lowest to Highest /4/                     8.94%        9.35% to 7.67%   25.99%    25.79% to 24.54%

December 31, 2004
  Units                                                   7,507                14,170    4,813              18,954
  Unit Fair Value, Lowest to Highest /1/                 $10.57      $11.13 to $25.69   $13.44      $8.56 to $8.41
  Net Assets (In Thousands)                                 $79                  $198      $65                $192
  Investment Income Ratio to Net Assets /2/               1.17%                 0.96%    1.91%               1.39%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                          1.40%        0.85% to 1.50%    1.40%      1.30% to 1.50%
  Total Return, Lowest to Highest /4/                    17.22%      17.52% to 15.10%   23.09%    22.95% to 22.78%

December 31, 2003
  Units                                             -     6,611                 5,811    4,303               4,786     3,852
  Unit Fair Value, Lowest to Highest /1/       $13.88     $9.02        $9.47 to $9.34   $10.91              $10.36    $11.61
  Net Assets (In Thousands)                        $-       $60                   $54      $47                 $50       $45
  Investment Income Ratio to Net Assets /2/     2.30%     1.93%                 0.85%    1.40%               0.46%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%        0.85% to 1.40%    1.40%               1.40%     1.40%
  Total Return, Lowest to Highest /4/          30.64%    30.71%      31.09% to 30.38%   51.60%              50.87%    35.34%

December 31, 2002
  Units                                             7     5,879                 1,256    3,871                 584       560
  Unit Fair Value, Lowest to Highest /1/       $10.62     $6.90        $7.16 to $7.23    $7.20               $6.87     $8.58
  Net Assets (In Thousands)                        $-       $41                    $9      $28                  $4        $5
  Investment Income Ratio to Net Assets /2/     1.15%     1.82%                 0.93%    1.65%               2.25%     0.29%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%        0.85% to 1.40%    1.40%               1.40%     1.40%
  Total Return, Lowest to Highest /4/        (16.78%)  (19.54%)  (19.70%) to (19.25%)  (1.35%)             (1.54%)  (29.68%)

December 31, 2001
  Units                                             7     5,494                   329    3,584                  14       178
  Unit Fair Value, Lowest to Highest /1/       $12.76     $8.58                 $8.92    $7.30               $6.98    $12.20
  Net Assets (In Thousands)                        $-       $47                    $3      $26                  $-        $2
  Investment Income Ratio to Net Assets /2/     0.00%     3.43%                 0.16%    1.15%               1.07%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%                 1.40%    1.40%               1.40%     1.40%
  Total Return, Lowest to Highest /4/           1.87%  (16.93%)              (17.17%)  (9.34%)             (9.37%)  (16.43%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                             Templeton
                                             ------------------------------------------------------------------------
                                                  Franklin             Franklin
                                                  Large-Cap          Mutual Shares     Global Income      Growth
                                              Growth Securities       Securities        Securities      Securities
                                                   Fund B               Fund B            Fund B          Fund B
                                             -------------------- -------------------- ------------- ----------------
December 31, 2005
  Units                                                                                                             -
  Unit Fair Value, Lowest to Highest /1/                                                             $16.65 to $15.41
  Net Assets (In Thousands)                                                                                        $-
  Investment Income Ratio to Net Assets /2/                                                                     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                       1.40% to 1.90%
  Total Return, Lowest to Highest /4/                                                                  7.35% to 6.82%

December 31, 2004
  Units                                                                                                             -
  Unit Fair Value, Lowest to Highest /1/                                                                       $15.51
  Net Assets (In Thousands)                                                                                        $-
  Investment Income Ratio to Net Assets /2/                                                                     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                                1.40%
  Total Return, Lowest to Highest /4/                                                                          14.41%

December 31, 2003
  Units                                                     1,474                2,652         -                    -
  Unit Fair Value, Lowest to Highest /1/         $12.80 to $12.62     $13.25 to $13.13    $14.63               $13.56
  Net Assets (In Thousands)                                   $19                  $35        $-                   $-
  Investment Income Ratio to Net Assets /2/                 0.62%                0.77%    13.59%                2.93%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%       0.85% to 1.40%     1.40%                1.40%
  Total Return, Lowest to Highest /4/            25.87% to 25.18%     24.09% to 23.41%    20.74%               30.30%

December 31, 2002
  Units                                                     2,414                1,438        10                    8
  Unit Fair Value, Lowest to Highest /1/           $10.1 to $10.2       $10.6 to $10.7     $12.1                $10.4
  Net Assets (In Thousands)                                   $24                  $15        $-                   $-
  Investment Income Ratio to Net Assets /2/                 0.92%                1.01%     0.89%                2.25%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%       0.85% to 1.40%     1.40%                1.40%
  Total Return, Lowest to Highest /4/        (24.26%) to (23.84%) (13.04%) to (12.56%)    19.47%             (19.62%)

December 31, 2001
  Units                                                       237                    8        10                    8
  Unit Fair Value, Lowest to Highest /1/                   $13.31               $12.23    $10.14               $12.95
  Net Assets (In Thousands)                                    $3                   $-        $-                   $-
  Investment Income Ratio to Net Assets /2/                 0.00%                2.04%     2.93%                2.11%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%                1.40%     1.40%                1.40%
  Total Return, Lowest to Highest /4/                    (12.67%)                5.55%     0.81%              (2.69%)

                                             ----------------------------------

                                              Mutual Shares      VIP Income
                                               Securities        Securities
                                                 Fund B          Portfolio
                                             ---------------- ----------------
December 31, 2005
  Units                                                     -                -
  Unit Fair Value, Lowest to Highest /1/     $20.33 to $18.72 $38.78 to $33.58
  Net Assets (In Thousands)                                $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%   1.40% to 2.25%
  Total Return, Lowest to Highest /4/          4.79% to 4.64%   0.96% to 0.82%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                   Fidelity
                                             ------------------------------------------------------------------------------------


                                              Equity-Income       Growth         High Income        Mid-Cap         Contrafund
                                               Portfolio B      Portfolio B      Portfolio B      Portfolio B       Portfolio
                                             ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                                 3,059           25,301                                 -                -
  Unit Fair Value, Lowest to Highest /1/     $55.59 to $53.50 $55.40 to $53.31                  $32.45 to $31.55 $37.22 to $33.90
  Net Assets (In Thousands)                               $47             $702                                $-               $-
  Investment Income Ratio to Net Assets /2/             1.32%            0.20%                             0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.50%   1.30% to 1.50%                    1.50% to 1.90%   1.40% to 2.25%
  Total Return, Lowest to Highest /4/          4.21% to 4.00%   4.14% to 3.94%                    7.04% to 6.98%   4.97% to 4.82%

December 31, 2004
  Units                                                 2,930           16,178                -
  Unit Fair Value, Lowest to Highest /1/     $12.80 to $51.44 $53.20 to $51.29 $12.39 to $17.21
  Net Assets (In Thousands)                               $38             $356               $-
  Investment Income Ratio to Net Assets /2/             1.73%            0.07%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 1.50%   1.30% to 1.50%   1.40% to 1.50%
  Total Return, Lowest to Highest /4/          9.68% to 9.05%   3.97% to 3.83%   7.86% to 7.57%

December 31, 2003
  Units                                                     -            6,495                -
  Unit Fair Value, Lowest to Highest /1/               $11.67           $11.33           $11.49
  Net Assets (In Thousands)                                $-              $74               $-
  Investment Income Ratio to Net Assets /2/             2.99%            0.03%           12.43%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%            1.40%            1.40%
  Total Return, Lowest to Highest /4/                  28.22%           30.70%           24.99%

December 31, 2002
  Units                                                     8              757               10
  Unit Fair Value, Lowest to Highest /1/                $9.10            $8.67            $9.19
  Net Assets (In Thousands)                                $-               $7               $-
  Investment Income Ratio to Net Assets /2/             1.16%            0.19%           10.23%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%            1.40%            1.40%
  Total Return, Lowest to Highest /4/                (18.31%)         (31.27%)            1.86%

December 31, 2001
  Units                                                     8              529               10
  Unit Fair Value, Lowest to Highest /1/               $11.14           $12.61            $9.03
  Net Assets (In Thousands)                                $-               $7               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%            1.40%            1.40%
  Total Return, Lowest to Highest /4/                 (6.55%)         (19.44%)         (13.16%)

                                             American Century
                                             ----------------

                                                 Income &
                                                  Growth
                                                   Fund
                                             ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                             3,481
  Unit Fair Value, Lowest to Highest /1/            $8.34
  Net Assets (In Thousands)                           $29
  Investment Income Ratio to Net Assets /2/         0.85%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                    1.40%
  Total Return, Lowest to Highest /4/              27.56%

December 31, 2002
  Units                                             1,388
  Unit Fair Value, Lowest to Highest /1/            $6.54
  Net Assets (In Thousands)                            $9
  Investment Income Ratio to Net Assets /2/         0.82%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                    1.40%
  Total Return, Lowest to Highest /4/            (20.49%)

December 31, 2001
  Units                                                11
  Unit Fair Value, Lowest to Highest /1/            $8.22
  Net Assets (In Thousands)                            $-
  Investment Income Ratio to Net Assets /2/         0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                    1.40%
  Total Return, Lowest to Highest /4/             (9.60%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                American Century                                MetLife
                                             ---------------------- ------------------------------------------------------

                                                                           Stock               FI           Met/Putnam
                                             International  Value          Index          International       Voyager
                                                 Fund       Fund        Portfolio B          Stock B        Portfolio B
                                             ------------- -------- -------------------- ---------------- ----------------
December 31, 2005
  Units                                                                        1,070,187           21,458
  Unit Fair Value, Lowest to Highest /1/                                $11.73 to $11.43 $17.22 to $14.55
  Net Assets (In Thousands)                                                      $12,415             $365
  Investment Income Ratio to Net Assets /2/                                        1.26%            0.46%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                          1.30% to 1.95%   0.75% to 1.90%
  Total Return, Lowest to Highest /4/                                     3.03% to 2.37% 16.71% to 15.38%

December 31, 2004
  Units                                                                          885,194           26,584            1,312
  Unit Fair Value, Lowest to Highest /1/                                $11.39 to $11.17 $14.82 to $13.32   $4.55 to $4.39
  Net Assets (In Thousands)                                                      $10,001             $390               $6
  Investment Income Ratio to Net Assets /2/                                        0.53%            1.18%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                          1.30% to 1.95%   0.85% to 1.50%   0.75% to 1.50%
  Total Return, Lowest to Highest /4/                                     8.85% to 8.14% 16.98% to 14.16%   4.85% to 3.10%

December 31, 2003
  Units                                               -         553              278,373           27,936                -
  Unit Fair Value, Lowest to Highest /1/          $6.93      $13.62     $10.46 to $10.33 $12.67 to $12.62 $11.78 to $11.73
  Net Assets (In Thousands)                          $-          $8               $2,901             $353               $-
  Investment Income Ratio to Net Assets /2/       1.32%       1.03%                0.01%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%       1.40%       1.30% to 1.95%   0.85% to 1.40%   0.85% to 1.40%
  Total Return, Lowest to Highest /4/            22.78%      27.17%     26.10% to 20.71% 26.69% to 26.23% 17.75% to 17.32%

December 31, 2002
  Units                                              11         524                1,068
  Unit Fair Value, Lowest to Highest /1/          $5.64      $10.71       $8.24 to $8.29
  Net Assets (In Thousands)                          $-          $6                   $9
  Investment Income Ratio to Net Assets /2/       1.37%       0.92%                0.71%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%       1.40%       1.40% to 1.85%
  Total Return, Lowest to Highest /4/          (21.48%)    (13.84%) (23.94%) to (23.60%)

December 31, 2001
  Units                                              11           9                  654
  Unit Fair Value, Lowest to Highest /1/          $7.19      $12.43               $10.85
  Net Assets (In Thousands)                          $-          $-                   $7
  Investment Income Ratio to Net Assets /2/       0.00%       0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%       1.40%                1.40%
  Total Return, Lowest to Highest /4/          (29.98%)      11.34%             (14.76%)

                                             ----------
                                             BlackRock
                                               Bond
                                              Income
                                             Portfolio
                                             ---------
December 31, 2005
  Units                                          405
  Unit Fair Value, Lowest to Highest /1/      $47.73
  Net Assets (In Thousands)                      $19
  Investment Income Ratio to Net Assets /2/    4.21%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40%
  Total Return, Lowest to Highest /4/          0.99%

December 31, 2004
  Units                                          380
  Unit Fair Value, Lowest to Highest /1/      $47.26
  Net Assets (In Thousands)                      $18
  Investment Income Ratio to Net Assets /2/    0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40%
  Total Return, Lowest to Highest /4/          4.39%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        MetLife
                                             ------------------------------------------------------------------------
                                                              BlackRock    BlackRock                    Davis
                                                BlackRock       Money        Money        MFS          Venture
                                               Bond Income     Market       Market      Research        Value
                                               Portfolio B    Portfolio   Portfolio B   Series B       Fund E
                                             ---------------- --------- --------------- -------- --------------------
December 31, 2005
  Units                                                 1,422   17,035        1,147,033                     2,751,510
  Unit Fair Value, Lowest to Highest /1/     $52.26 to $41.32   $10.06  $10.39 to $9.81              $36.24 to $12.61
  Net Assets (In Thousands)                               $64     $171          $11,444                       $35,310
  Investment Income Ratio to Net Assets /2/             2.48%    2.85%            2.86%                         0.51%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               0.75% to 1.80%    1.40%   0.75% to 1.95%                0.75% to 1.95%
  Total Return, Lowest to Highest /4/          1.39% to 0.34%    1.47%   1.49% to 0.69%                9.32% to 8.02%

December 31, 2004
  Units                                                         17,035                                      2,872,840
  Unit Fair Value, Lowest to Highest /1/                         $9.91                               $33.15 to $11.68
  Net Assets (In Thousands)                                       $169                                        $34,014
  Investment Income Ratio to Net Assets /2/                      0.98%                                          0.32%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                 1.40%                                 0.75% to 1.95%
  Total Return, Lowest to Highest /4/                          (0.42%)                                 8.13% to 9.97%

December 31, 2003
  Units                                                         17,035                        -               810,758
  Unit Fair Value, Lowest to Highest /1/                         $9.96                   $11.83      $10.87 to $10.62
  Net Assets (In Thousands)                                       $170                       $-                $8,699
  Investment Income Ratio to Net Assets /2/                      0.76%                    0.00%                 0.01%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                 1.40%                    1.40%        0.85% to 1.95%
  Total Return, Lowest to Highest /4/                          (0.45%)                   18.29%      29.63% to 25.46%

December 31, 2002
  Units                                                                                                         1,927
  Unit Fair Value, Lowest to Highest /1/                                                               $8.29 to $8.39
  Net Assets (In Thousands)                                                                                       $16
  Investment Income Ratio to Net Assets /2/                                                                     0.61%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                       0.85% to 1.85%
  Total Return, Lowest to Highest /4/                                                            (18.08%) to (17.26%)

December 31, 2001
  Units                                                                                                           707
  Unit Fair Value, Lowest to Highest /1/                                                                       $10.16
  Net Assets (In Thousands)                                                                                        $7
  Investment Income Ratio to Net Assets /2/                                                                     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                                1.40%
  Total Return, Lowest to Highest /4/                                                                        (12.45%)

                                             ---------------------
                                                Harris Oakmark
                                                   Focused
                                                    Value
                                                    Fund B
                                             --------------------
December 31, 2005
  Units                                                   980,663
  Unit Fair Value, Lowest to Highest /1/         $16.40 to $15.94
  Net Assets (In Thousands)                               $15,889
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%
  Total Return, Lowest to Highest /4/              8.29% to 7.60%

December 31, 2004
  Units                                                   956,965
  Unit Fair Value, Lowest to Highest /1/         $15.14 to $14.81
  Net Assets (In Thousands)                               $14,368
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%
  Total Return, Lowest to Highest /4/              8.23% to 7.53%

December 31, 2003
  Units                                                   515,944
  Unit Fair Value, Lowest to Highest /1/         $13.99 to $13.78
  Net Assets (In Thousands)                                $7,178
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%
  Total Return, Lowest to Highest /4/            27.88% to 27.32%

December 31, 2002
  Units                                                     5,330
  Unit Fair Value, Lowest to Highest /1/         $10.63 to $10.71
  Net Assets (In Thousands)                                   $57
  Investment Income Ratio to Net Assets /2/                 0.05%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.40% to 1.85%
  Total Return, Lowest to Highest /4/        (10.73%) to (10.33%)

December 31, 2001
  Units                                                       373
  Unit Fair Value, Lowest to Highest /1/                   $11.95
  Net Assets (In Thousands)                                    $4
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%
  Total Return, Lowest to Highest /4/                      25.66%

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                                   MetLife
                                             -----------------------------------------------------------------------------

                                                  Jennison               MFS                 MFS          Capital Guardian
                                                   Growth            Total Return      Investors Trust      U.S. Equity
                                                 Portfolio B           Series B           Series B            Series A
                                             -------------------- ------------------ -------------------- ----------------
December 31, 2005
  Units                                                 1,062,311              3,672               34,370       7,012
  Unit Fair Value, Lowest to Highest /1/          $5.07 to $11.50   $45.78 to $39.80       $9.39 to $8.93      $11.95
  Net Assets (In Thousands)                               $12,356                $98                 $393         $84
  Investment Income Ratio to Net Assets /2/                 0.00%              0.98%                0.21%       0.03%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.75% to 1.95%     0.75% to 1.50%       0.75% to 1.50%       1.40%
  Total Return, Lowest to Highest /4/            11.52% to 11.35%     2.08% to 1.32%       6.11% to 5.31%       4.31%

December 31, 2004
  Units                                                 1,231,304              2,306               42,691       9,097
  Unit Fair Value, Lowest to Highest /1/         $10.50 to $10.33   $44.85 to $39.28      $11.05 to $8.48      $11.45
  Net Assets (In Thousands)                               $12,830                $34                 $463        $104
  Investment Income Ratio to Net Assets /2/                 0.01%              2.48%                0.33%       0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%     0.75% to 1.50%       0.85% to 1.50%       1.40%
  Total Return, Lowest to Highest /4/              7.53% to 6.83%     9.20% to 8.66%     10.23% to 10.78%      14.55%

December 31, 2003
  Units                                                   457,207              1,733               40,205
  Unit Fair Value, Lowest to Highest /1/           $9.76 to $9.67   $10.60 to $10.50      $10.02 to $9.93
  Net Assets (In Thousands)                                $4,445                $18                 $399
  Investment Income Ratio to Net Assets /2/                 0.01%              0.51%                0.02%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%     0.85% to 1.40%       0.85% to 1.40%
  Total Return, Lowest to Highest /4/            20.98% to 20.45%   15.74% to 15.11%     19.84% to 20.50%

December 31, 2002
  Units                                                     1,023                300                  602
  Unit Fair Value, Lowest to Highest /1/           $7.61 to $7.63     $9.12 to $9.16       $8.29 to $8.32
  Net Assets (In Thousands)                                    $8                 $3                   $5
  Investment Income Ratio to Net Assets /2/                 0.00%              0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.40% to 1.85%     0.85% to 1.40%       0.85% to 1.40%
  Total Return, Lowest to Highest /4/        (23.95%) to (23.72%) (6.31%) to (6.83%) (21.00%) to (21.44%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             --------------------------------------
                                                                      Salomon
                                               Capital Guardian       Brothers
                                                 U.S. Equity       Strategic Bond
                                                   Series B         Portfolio B
                                             -------------------- ----------------
December 31, 2005
  Units                                                    29,410            3,670
  Unit Fair Value, Lowest to Highest /1/         $12.13 to $11.80 $21.51 to $19.78
  Net Assets (In Thousands)                                  $349              $73
  Investment Income Ratio to Net Assets /2/                 0.00%            2.94%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.75% to 1.50%   0.75% to 1.50%
  Total Return, Lowest to Highest /4/              4.72% to 3.94%   1.80% to 1.04%

December 31, 2004
  Units                                                    29,109            3,629
  Unit Fair Value, Lowest to Highest /1/         $11.59 to $11.36 $19.98 to $19.58
  Net Assets (In Thousands)                                  $331              $72
  Investment Income Ratio to Net Assets /2/                 1.01%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.75% to 1.50%   1.30% to 1.50%
  Total Return, Lowest to Highest /4/              7.78% to 7.24%   6.08% to 5.94%

December 31, 2003
  Units                                                     7,740
  Unit Fair Value, Lowest to Highest /1/         $10.69 to $10.59
  Net Assets (In Thousands)                                   $82
  Investment Income Ratio to Net Assets /2/                 0.43%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/            35.54% to 36.28%

December 31, 2002
  Units                                                     4,846
  Unit Fair Value, Lowest to Highest /1/           $7.82 to $7.85
  Net Assets (In Thousands)                                   $38
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/        (21.84%) to (21.55%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                              MetLife
                                             ------------------------------------------------------------------
                                                  Salomon
                                               Brothers U.S.     T. Rowe Price   T. Rowe Price  T. Rowe Price
                                                Government         Small-Cap       Large-Cap      Large-Cap
                                                Portfolio B       Portfolio B     Portfolio A    Portfolio B
                                             ------------------ ---------------- ------------- ----------------
December 31, 2005
  Units                                                  13,519            5,989     1,684               27,224
  Unit Fair Value, Lowest to Highest /1/       $15.96 to $14.28 $15.26 to $14.29    $12.86     $13.29 to $12.60
  Net Assets (In Thousands)                                $210              $86       $22                 $345
  Investment Income Ratio to Net Assets /2/               0.00%            0.00%     0.49%                0.34%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.30% to 2.30%   0.75% to 1.50%     1.40%       0.75% to 1.50%
  Total Return, Lowest to Highest /4/        (0.04%) to (0.70%)   9.89% to 9.07%     5.11%       5.54% to 4.75%

December 31, 2004
  Units                                                                    7,086     2,735               15,532
  Unit Fair Value, Lowest to Highest /1/                        $13.20 to $13.10    $12.24     $12.52 to $12.03
  Net Assets (In Thousands)                                                  $94       $33                 $188
  Investment Income Ratio to Net Assets /2/                                0.00%     0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                  1.40% to 1.50%     1.40%       0.85% to 1.50%
  Total Return, Lowest to Highest /4/                             6.61% to 6.54%     7.96%       8.17% to 8.29%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ---------------------------------------

                                             Franklin Templeton BlackRock Strategic
                                              Small-Cap Growth         Value
                                                Portfolio B         Portfolio B
                                             ------------------ -------------------
December 31, 2005
  Units                                                 18,768              1,742
  Unit Fair Value, Lowest to Highest /1/       $10.09 to $9.86   $19.25 to $18.17
  Net Assets (In Thousands)                               $188                $32
  Investment Income Ratio to Net Assets /2/              0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.30% to 1.80%     0.75% to 1.80%
  Total Return, Lowest to Highest /4/           3.05% to 2.53%     3.14% to 2.06%

December 31, 2004
  Units                                                    355              1,190
  Unit Fair Value, Lowest to Highest /1/        $9.76 to $9.72   $18.21 to $18.04
  Net Assets (In Thousands)                                 $3                $22
  Investment Income Ratio to Net Assets /2/              0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40% to 1.50%     1.30% to 1.50%
  Total Return, Lowest to Highest /4/         10.72% to 10.65%   12.58% to 12.43%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                  MetLife                     Dreyfus                     INVESCO
                                             ------------------ ------------------------------------ -----------------
                                                                    VIF          VIF
                                                Oppenhiemer       Capital    Disciplined    Stock              High
                                                   Global       Appreciation    Stock       Index    Dynamics  Yield
                                             Equity Portfolio B Portfolio B  Portfolio B Portfolio B   Fund    Fund
                                             ------------------ ------------ ----------- ----------- -------- --------
December 31, 2005
  Units                                                    218
  Unit Fair Value, Lowest to Highest /1/      $17.82 to $16.10
  Net Assets (In Thousands)                                 $4
  Investment Income Ratio to Net Assets /2/              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                0.75% to 1.90%
  Total Return, Lowest to Highest /4/         17.62% to 16.73%

December 31, 2004
  Units                                                                                          -
  Unit Fair Value, Lowest to Highest /1/                                                     $8.36
  Net Assets (In Thousands)                                                                     $-
  Investment Income Ratio to Net Assets /2/                                                  0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                             1.40%
  Total Return, Lowest to Highest /4/                                                        8.81%

December 31, 2003
  Units                                                              3,262           -           -      2,411        -
  Unit Fair Value, Lowest to Highest /1/                             $8.62       $7.29       $7.69      $6.57    $8.88
  Net Assets (In Thousands)                                            $28          $-          $-        $16       $-
  Investment Income Ratio to Net Assets /2/                          1.24%       0.05%       1.09%      0.00%    0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                     1.40%       1.40%       1.40%      1.40%    1.40%
  Total Return, Lowest to Highest /4/                               19.15%      21.60%      26.28%     35.91%   23.30%

December 31, 2002
  Units                                                              2,982          11          11      2,102       11
  Unit Fair Value, Lowest to Highest /1/                             $7.24       $6.00       $6.09      $4.84    $7.20
  Net Assets (In Thousands)                                            $22          $-          $-        $10       $-
  Investment Income Ratio to Net Assets /2/                          1.55%       0.00%       1.27%      0.00%   11.25%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                     1.40%       1.40%       1.40%      1.40%    1.40%
  Total Return, Lowest to Highest /4/                             (18.05%)    (23.80%)    (23.63%)   (32.85%)  (2.67%)

December 31, 2001
  Units                                                                701          11          11         12       11
  Unit Fair Value, Lowest to Highest /1/                             $8.83       $7.87       $7.97      $7.20    $7.40
  Net Assets (In Thousands)                                             $6          $-          $-         $-       $-
  Investment Income Ratio to Net Assets /2/                          0.05%       0.00%       1.12%      0.00%   10.39%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                     1.40%       1.40%       1.40%      1.40%    1.40%
  Total Return, Lowest to Highest /4/                             (10.89%)    (14.67%)    (13.69%)   (32.03%) (16.07%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                         PIMCO                                   Lazard
                                             -------------------------------------------------------------- ----------------
                                                                                    StocksPLUS
                                                                                     Growth &       Total      Retirement
                                                High Yield       Low Duration         Income       Return      Small-Cap
                                                Portfolio         Portfolio         Portfolio     Portfolio    Portfolio
                                             ---------------- ------------------ ---------------- --------- ----------------
December 31, 2005
  Units                                                 5,517              8,448              576       -                  -
  Unit Fair Value, Lowest to Highest /1/     $13.31 to $13.11   $12.21 to $12.04 $13.44 to $13.22  $13.38   $16.92 to $16.11
  Net Assets (In Thousands)                               $72               $102               $5      $-                 $-
  Investment Income Ratio to Net Assets /2/             6.23%              2.81%            2.40%   0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.50%     1.30% to 1.50%   1.30% to 1.50%   1.40%     1.70% to 2.30%
  Total Return, Lowest to Highest /4/          2.78% to 2.58% (0.29%) to (0.49%)   2.16% to 1.95%   1.03%     3.93% to 3.83%

December 31, 2004
  Units                                                 1,204              7,965              554       -
  Unit Fair Value, Lowest to Highest /1/     $12.95 to $12.78   $12.24 to $12.10 $13.15 to $12.97  $13.24
  Net Assets (In Thousands)                            $15.00             $97.00            $5.00      $-
  Investment Income Ratio to Net Assets /2/             7.25%              1.68%            1.73%   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.50%     1.30% to 1.50%   1.30% to 1.50%   1.40%
  Total Return, Lowest to Highest /4/          8.48% to 8.34%     0.64% to 0.51%   9.18% to 9.03%   3.39%

December 31, 2003
  Units                                                   879              2,134              550       -
  Unit Fair Value, Lowest to Highest /1/               $11.76             $12.09            $8.20  $12.81
  Net Assets (In Thousands)                               $10                $26               $4      $-
  Investment Income Ratio to Net Assets /2/             6.57%              1.40%            2.19%   3.39%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%              1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/                  21.23%              0.93%           28.57%   3.60%

December 31, 2002
  Units                                                   829                434              559       9
  Unit Fair Value, Lowest to Highest /1/                $9.70             $11.98            $6.38  $12.36
  Net Assets (In Thousands)                                $8                 $5               $4      $-
  Investment Income Ratio to Net Assets /2/             6.28%              1.78%            2.63%   3.64%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%              1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/                 (2.56%)              5.57%         (21.33%)   7.57%

December 31, 2001
  Units                                                    10                  9              552       9
  Unit Fair Value, Lowest to Highest /1/                $9.95             $11.35            $8.11  $11.49
  Net Assets (In Thousands)                                $-                 $-               $4      $-
  Investment Income Ratio to Net Assets /2/             5.07%              2.93%            3.16%   2.88%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%              1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/                   1.00%              6.87%         (11.84%)   7.02%

                                                 Pioneer
                                             ----------------

                                                   VCT
                                                 Mid-Cap
                                               Portfolio B
                                             ----------------
December 31, 2005
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/     $28.83 to $27.60
  Net Assets (In Thousands)                                $-
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.50% to 1.90%
  Total Return, Lowest to Highest /4/          6.29% to 6.23%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                American Funds
                                             -----------------------------------------------------

                                                  Global         Growth and
                                                  Growth           Income             Growth
                                                  Fund B           Fund B             Fund B
                                             ---------------- ----------------- ------------------
December 31, 2005
  Units                                                     -                 -                  -
  Unit Fair Value, Lowest to Highest /1/     $21.81 to $20.17 $102.01 to $83.76 $146.68 to $120.44
  Net Assets (In Thousands)                                $-                $-                 $-
  Investment Income Ratio to Net Assets /2/             0.00%             0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%    1.40% to 2.30%     1.40% to 2.30%
  Total Return, Lowest to Highest /4/          7.25% to 7.09%    4.66% to 4.51%     6.78% to 6.63%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                      Morgan Stanley           Salomon Brothers
                                             --------------------------------- ----------------

                                               UIF Equity        UIF U.S.       Variable High
                                               and Income       Real Estate       Yield Bond
                                               Portfolio B       Portfolio        Portfolio
                                             ---------------- ---------------- ----------------
December 31, 2005
  Units                                                     -                -                -
  Unit Fair Value, Lowest to Highest /1/     $13.49 to $13.34 $22.20 to $21.80 $15.33 to $14.31
  Net Assets (In Thousands)                                $-               $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.50% to 1.90%   1.50% to 1.90%   1.40% to 2.30%
  Total Return, Lowest to Highest /4/          2.22% to 2.16%   7.59% to 7.52%   1.42% to 1.28%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                     Salomon Brothers                             Van Kampen
                                             --------------------------------- ------------------------------------------------

                                                Variable                                         LIT Emerging    LIT Growth
                                                Small-Cap      VSF Investors     LIT Comstock       Growth       and Income
                                                Portfolio      Fund Portfolio    Portfolio B     Portfolio B     Portfolio B
                                             ---------------- ---------------- ---------------- -------------- ----------------
December 31, 2005
  Units                                                     -                -                -              -                -
  Unit Fair Value, Lowest to Highest /1/     $12.01 to $11.63 $14.62 to $13.62 $13.54 to $13.26 $4.81 to $4.61 $12.42 to $12.16
  Net Assets (In Thousands)                                $-               $-               $-             $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%          0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%   1.40% to 2.30%   1.50% to 1.90% 1.50% to 2.30%   1.50% to 1.90%
  Total Return, Lowest to Highest /4/          5.49% to 5.33%   3.73% to 3.58%   4.67% to 4.60% 4.81% to 4.67%   2.41% to 2.34%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                Smith Barney
                                             ------------------


                                             Allocation Select
                                             Balanced Portfolio
                                             ------------------
December 31, 2005
  Units                                                      -
  Unit Fair Value, Lowest to Highest /1/      $14.89 to $14.37
  Net Assets (In Thousands)                                 $-
  Investment Income Ratio to Net Assets /2/              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.50% to 1.90%
  Total Return, Lowest to Highest /4/           3.03% to 2.97%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        Smith Barney
                                             ----------------------------------------------------------------------------------
                                                Allocation      Allocation                                        Greenwich
                                                  Select          Select         Capital and     Equity Index    Fundamental
                                                  Growth        High Growth        Income            Fund           Value
                                                Portfolio        Portfolio        Portfolio      Portfolio B      Portfolio
                                             ---------------- ---------------- ---------------- -------------- ----------------
December 31, 2005
  Units                                                     -                -                -              -                -
  Unit Fair Value, Lowest to Highest /1/     $13.55 to $13.08 $14.08 to $13.59 $10.64 to $10.61 $9.03 to $8.54 $30.92 to $27.73
  Net Assets (In Thousands)                                $-               $-               $-             $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%          0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.50% to 1.90%   1.50% to 1.90%   1.50% to 1.90% 1.40% to 2.30%   1.40% to 2.30%
  Total Return, Lowest to Highest /4/          3.93% to 3.86%   3.90% to 3.84%   1.71% to 1.65% 3.83% to 3.68%   3.45% to 3.30%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             -----------------
                                                Greenwich
                                                  Street
                                               Appreciation
                                                Portfolio
                                             ----------------
December 31, 2005
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/     $28.31 to $24.91
  Net Assets (In Thousands)                                $-
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%
  Total Return, Lowest to Highest /4/          2.47% to 2.32%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                       Smith Barney
                                             ------------------------------------------------------------------------------
                                              Greenwich                                 Multi Disciplined Multi Disciplined
                                                Street     IS Dividend     IS Growth    Balanced All-Cap       All-Cap
                                             Equity Index   Strategy       and Income   Growth and Value  Growth and Value
                                              Portfolio     Portfolio      Portfolio        Portfolio         Portfolio
                                             ------------ -------------- -------------- ----------------- -----------------
December 31, 2005
  Units                                              -                 -              -                -                 -
  Unit Fair Value, Lowest to Highest /1/        $25.69    $8.25 to $7.85 $9.34 to $9.11 $13.29 to $12.93  $15.01 to $14.58
  Net Assets (In Thousands)                         $-                $-             $-               $-                $-
  Investment Income Ratio to Net Assets /2/      0.00%             0.00%          0.00%            0.00%             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 2.90%    1.50% to 2.30% 1.50% to 1.90%   1.40% to 2.25%    1.40% to 2.30%
  Total Return, Lowest to Highest /4/            3.64%    2.09% to 1.96% 4.47% to 4.41%   2.77% to 2.63%    3.55% to 3.40%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ------------------
                                             Multi Disciplined
                                                 Large-Cap
                                             Growth and Value
                                                 Portfolio
                                             -----------------
December 31, 2005
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/     $14.62 to $14.20
  Net Assets (In Thousands)                                $-
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%
  Total Return, Lowest to Highest /4/          3.39% to 3.24%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                         Smith Barney
                                             ------------------------------------ ----------------
                                             Multi Disciplined                    Salomon Brothers
                                              Global All-Cap   Premier Selections    Adjustable
                                             Growth and Value    All-Cap Growth     Rate Income
                                                 Portfolio         Portfolio         Portfolio
                                             ----------------- ------------------ ----------------
December 31, 2005
  Units                                                     -                  -                -
  Unit Fair Value, Lowest to Highest /1/     $15.92 to $15.46   $11.83 to $11.53  $10.06 to $9.87
  Net Assets (In Thousands)                                $-                 $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%              0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%     1.50% to 1.90%   1.40% to 2.25%
  Total Return, Lowest to Highest /4/          3.94% to 3.79%     4.33% to 4.26%   0.42% to 0.29%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                    Travelers Series Fund
                                             ---------------------------------------------------

                                               Smith Barney     Smith Barney    Smith Barney
                                                Aggressive    Large-Cap Growth Large-Cap Value
                                             Growth Portfolio    Portfolio        Portfolio
                                             ---------------- ---------------- ----------------
December 31, 2005
  Units                                                     -                -                -
  Unit Fair Value, Lowest to Highest /1/     $12.75 to $12.34 $13.74 to $12.83 $21.48 to $20.51
  Net Assets (In Thousands)                                $-               $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%   1.40% to 2.30%   1.50% to 1.90%
  Total Return, Lowest to Highest /4/          3.68% to 3.53%   4.33% to 4.17%   3.71% to 3.64%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   Travelers Series Fund                             Travelers Series Trust
                                             --------------------------------- --------------------------------------------------

                                               Smith Barney     Smith Barney     AIM Capital      Convertible
                                               Money Market   Social Awareness   Appreciation     Securities      Equity Income
                                                Portfolio     Stock Portfolio     Portfolio        Portfolio        Portfolio
                                             ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                                     -                -                -                -                -
  Unit Fair Value, Lowest to Highest /1/     $12.94 to $11.66 $26.25 to $24.85 $14.01 to $12.78 $14.93 to $14.48 $20.15 to $18.53
  Net Assets (In Thousands)                                $-               $-               $-               $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%   1.50% to 1.90%   1.40% to 2.30%   1.50% to 1.90%   1.40% to 2.30%
  Total Return, Lowest to Highest /4/          0.40% to 0.25%   3.20% to 3.13%   4.29% to 4.14%   2.49% to 2.42%   4.50% to 4.35%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             -----------------

                                                Federated
                                                High Yield
                                                Portfolio
                                             ----------------
December 31, 2005
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/     $15.40 to $14.56
  Net Assets (In Thousands)                                $-
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.70% to 2.30%
  Total Return, Lowest to Highest /4/          1.56% to 1.47%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                          Travelers Series Trust
                                             ----------------------------------------------------------------------
                                                                                     Managed           Managed
                                                  Janus                         Allocation Series Allocation Series
                                               Appreciation       Large-Cap        Aggressive       Conservative
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                             ----------------- ---------------- ----------------- -----------------
December 31, 2005
  Units                                                      -                -                -                 -
  Unit Fair Value, Lowest to Highest /1/     $119.00 to $97.10 $16.95 to $15.58 $11.14 to $11.08  $10.32 to $10.25
  Net Assets (In Thousands)                                 $-               $-               $-                $-
  Investment Income Ratio to Net Assets /2/              0.00%            0.00%            0.00%             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.25%    1.40% to 2.25%
  Total Return, Lowest to Highest /4/           6.29% to 6.14%   5.56% to 5.41%   4.83% to 4.68%    2.10% to 1.96%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ------------------------------------------
                                             Managed Allocation         Managed
                                              Allocation Series    Allocation Series
                                             Moderate Aggressive Moderate Conservative
                                                  Portfolio            Portfolio
                                             ------------------- ---------------------
December 31, 2005
  Units                                                      -                    -
  Unit Fair Value, Lowest to Highest /1/      $10.87 to $10.81     $10.53 to $10.47
  Net Assets (In Thousands)                                 $-                   $-
  Investment Income Ratio to Net Assets /2/              0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40% to 2.25%       1.40% to 2.25%
  Total Return, Lowest to Highest /4/           3.91% to 3.77%       2.79% to 2.65%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                    Travelers Series Trust
                                             ------------------------------------------------------------------------------------
                                                  Managed       Mercury Large
                                             Allocation Series    Large-Cap          MFS                             Pioneer
                                                 Moderate           Core         Total Return      MFS Value          Fund
                                                 Portfolio        Portfolio       Portfolio        Portfolio        Portfolio
                                             ----------------- --------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                                     -                -                -                -                -
  Unit Fair Value, Lowest to Highest /1/     $10.75 to $10.69  $10.12 to $9.43 $24.60 to $22.17 $13.54 to $12.66 $17.23 to $15.48
  Net Assets (In Thousands)                                $-               $-               $-               $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.25%   1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.30%
  Total Return, Lowest to Highest /4/          3.49% to 3.35%   4.09% to 3.93%   2.00% to 1.85%   2.71% to 2.56%   4.02% to 3.86%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             -----------------
                                                 Pioneer
                                                 Mid-Cap
                                                  Value
                                                Portfolio
                                             ----------------
December 31, 2005
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/     $10.88 to $10.81
  Net Assets (In Thousands)                                $-
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%
  Total Return, Lowest to Highest /4/          6.10% to 5.94%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                            Travelers Series Trust
                                             ------------------------------------------------------------------------------------
                                                                Style Focus      Style Focus       Travelers           U.S.
                                                 Pioneer      Series Small-Cap Series Small-Cap     Managed         Government
                                                Strategic          Growth           Value           Income          Securities
                                             Income Portfolio    Portfolio        Portfolio        Portfolio        Portfolio
                                             ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                                     -                -                -                -                -
  Unit Fair Value, Lowest to Highest /1/     $18.33 to $16.62 $11.43 to $11.35 $11.25 to $11.18 $15.77 to $14.22 $20.68 to $19.02
  Net Assets (In Thousands)                                $-               $-               $-               $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.25%   1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.30%   1.70% to 2.30%
  Total Return, Lowest to Highest /4/          2.62% to 2.48%   4.86% to 4.70%   4.15% to 4.00%   0.87% to 0.72%   2.03% to 1.93%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



/1/ Unit fair value amounts are presented as a range of minimum to maximum values based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

/3/ These amounts represent the annualized contract expenses of the Separate
    Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.

                                                                    (Concluded)

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                             FINANCIAL STATEMENTS
             for the Years Ended December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Board of Directors and Stockholder of
      First MetLife Investors Insurance Company:

      We have audited the accompanying balance sheets of First MetLife Investors Insurance Company and (the "Company") as of December 31, 2005 and 2004, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                                   BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                   (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                     2005       2004
                                                                  ---------- ----------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized
   cost: $169,906 and $181,210, respectively)                     $  170,467 $  183,755
 Mortgage loans on real estate                                         7,834      7,901
 Short-term investments                                                6,649      6,428
                                                                  ---------- ----------
   Total investments                                                 184,950    198,084
Cash and cash equivalents                                              6,307     18,355
Accrued investment income                                              1,977      1,948
Premiums and other receivables                                       577,052    499,854
Deferred policy acquisition costs                                     41,017     42,533
Current income taxes receivable                                            -        171
Deferred income taxes receivable                                       2,324      4,704
Other assets                                                          21,677     12,432
Separate account assets                                              676,597    369,996
                                                                  ---------- ----------
   Total assets                                                   $1,511,901 $1,148,077
                                                                  ========== ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                           $    5,915 $      751
 Policyholder account balances                                       733,095    701,749
 Other policyholder funds                                              1,688        446
 Current income taxes payable                                              2          -
 Other liabilities                                                     8,297     21,798
 Separate account liabilities                                        676,597    369,996
                                                                  ---------- ----------
   Total liabilities                                               1,425,594  1,094,740
                                                                  ========== ==========

Stockholder's Equity:
Common stock, par value $10 per share; 200,000 shares authorized;
   issued and outstanding                                              2,000      2,000
Additional paid-in capital                                            70,921     42,721
Retained earnings                                                     13,140      7,774
Accumulated other comprehensive income                                   246        842
                                                                  ---------- ----------
   Total stockholder's equity                                         86,307     53,337
                                                                  ---------- ----------
   Total liabilities and stockholder's equity                     $1,511,901 $1,148,077
                                                                  ========== ==========

                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                   2005     2004     2003
                                                                 -------  -------  -------
REVENUES
Premiums                                                         $ 2,026  $   383  $     -
Universal life and investment-type product policy fees            11,771    5,110    1,097
Net investment income                                              9,499    9,533    8,543
Other revenues                                                    25,303   24,466   17,702
Net investment gains (losses)                                     (1,694)   1,126     (986)
                                                                 -------  -------  -------
   Total revenues                                                 46,905   40,618   26,356
                                                                 -------  -------  -------

EXPENSES
Policyholder benefits and claims                                   2,033    2,465      215
Interest credited to policyholder account balances                30,741   26,065   19,010
Other expenses                                                     6,368   12,439    3,482
                                                                 -------  -------  -------
   Total expenses                                                 39,142   40,969   22,707
                                                                 -------  -------  -------

Income (loss) before provision (benefit) for income taxes          7,763     (351)   3,649
Provision (benefit) for income taxes                               2,397     (188)   1,301
                                                                 -------  -------  -------
Income (loss) before cumulative effect of a change in accounting   5,366     (163)   2,348
Cumulative effect of a change in accounting, net of income taxes       -       12        -
                                                                 -------  -------  -------
Net income (loss)                                                $ 5,366  $  (151) $ 2,348
                                                                 =======  =======  =======



                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                                     ACCUMULATED
                                                                ADDITIONAL              OTHER
                                                         COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                         STOCK   CAPITAL   EARNINGS    INCOME      TOTAL
                                                         ------ ---------- -------- ------------- -------
Balance at January 1, 2003                               $2,000  $32,721   $ 5,577     $ 1,289    $41,587
Comprehensive income (loss):
 Net income                                                                  2,348                  2,348
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                              899        899
                                                                                                  -------
 Comprehensive income (loss)                                                                        3,247
                                                         ------  -------   -------     -------    -------
Balance at December 31, 2003                              2,000   32,721     7,925       2,188     44,834
Capital contribution                                              10,000                           10,000
Comprehensive income (loss):
 Net income (loss)                                                            (151)                  (151)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                           (1,346)    (1,346)
                                                                                                  -------
 Comprehensive income (loss)                                                                       (1,497)
                                                         ------  -------   -------     -------    -------
Balance at December 31, 2004                              2,000   42,721     7,774         842     53,337
Capital contribution                                              28,200                           28,200
Comprehensive income (loss):
 Net income                                                                  5,366                  5,366
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                             (596)      (596)
                                                                                                  -------
 Comprehensive income (loss)                                                                        4,770
                                                         ------  -------   -------     -------    -------
Balance at December 31, 2005                             $2,000  $70,921   $13,140     $   246    $86,307
                                                         ======  =======   =======     =======    =======


                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                                         2005       2004       2003
                                                                                      ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                     $   5,366  $    (151) $   2,348
 Adjustments to reconcile net income (loss) to net cash used in operating activities:
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                                       563      1,244        528
   (Gains) losses from sales of investments, net                                          1,738     (1,171)       831
   Interest credited to policyholder account balances                                    30,741     26,065     19,010
   Universal life and investment-type product policy fees                               (11,771)    (5,110)    (1,097)
   Change in accrued investment income                                                      (29)        15       (436)
   Change in premiums and other receivables                                             (76,575)  (260,032)   (11,194)
   Change in deferred policy acquisition costs, net                                       2,582    (19,589)    (6,412)
   Change in insurance related liabilities                                                6,389        569        106
   Change in income taxes payable                                                         2,874     (5,372)      (684)
   Change in other assets                                                                 7,381      5,131        301
   Change in other liabilities                                                          (13,735)    18,315     (4,424)
                                                                                      ---------  ---------  ---------
Net cash used in operating activities                                                   (44,476)  (240,086)    (1,123)
                                                                                      ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                     132,636     89,135     59,060
   Mortgage loans on real estate                                                             67         54          -
 Purchases of:
   Fixed maturities                                                                    (124,031)  (100,910)  (101,488)
   Mortgage loans on real estate                                                              -     (7,955)         -
 Net change in short-term investments                                                      (223)    (3,875)    (1,950)
 Other, net                                                                                   1        (11)        50
                                                                                      ---------  ---------  ---------
Net cash provided by (used in) investing activities                                       8,450    (23,562)   (44,328)

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                             355,337    527,351    151,308
   Withdrawals                                                                         (359,559)  (259,116)  (120,063)
 Capital contribution                                                                    28,200     10,000          -
                                                                                      ---------  ---------  ---------
Net cash provided by financing activities                                                23,978    278,235     31,245
Change in cash and cash equivalents                                                     (12,048)    14,587    (14,206)
Cash and cash equivalents, beginning of year                                             18,355      3,768     17,974
                                                                                      ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                $   6,307  $  18,355  $   3,768
                                                                                      =========  =========  =========
Supplemental disclosures of cash flow information:
 Net cash (refunded) paid during the period for:
   Interest                                                                           $       -  $       -  $       9
                                                                                      =========  =========  =========
   Income taxes                                                                       $  (2,458) $   2,526  $       -
                                                                                      =========  =========  =========

                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). On October 1, 2004 the Company was sold from MetLife Investors Insurance Company ("MLIIC"), a wholly owned subsidiary of MetLife, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, traditional life and universal life products. The Company is licensed to do business in the state of New York. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include certain reinsurance receivable balances. Premiums and other receivables and other liabilities reclassifications on the balance sheet include $14,869 thousand at December 31, 2004. The net effect to the change in premiums and other receivables and the change in other liabilities on the statements of cash flows is $14,869 thousand and $5,837 thousand for the years ended December 31, 2004 and 2003, respectively. In addition, $10,755 thousand relating to change in other assets was reclassified on the statements of cash flows from deposits and withdrawals on policyholder account balances for the year ended December 31, 2004.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the fair value of and accounting for derivatives;
      (iv) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA"); (v) the liability for future policyholder benefits; (vi) accounting for reinsurance transactions and (vii) the liability for litigation and regulatory matters. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, each of which are exposed to three primary sources of investment risk: credit, interest rate and market

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
      (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies;
      (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

      DERIVATIVES

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      deferred. The recovery of DAC is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA, included in DAC, reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums and mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%;
      (ii) securities where the

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of the estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Short-term investments are stated at amortized cost, which approximates fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company primarily uses interest rate swaps to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

      Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. The Company had no fair value hedges during the years ended December 31, 2005, 2004 and 2003.

      Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2005, 2004 and 2003.

      In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor any hedges of net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item;
      (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur;
      (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      continues to be carried on the balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is de-recognized from the balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS

      The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA, included as part of DAC, represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for participating life, universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005, 2004 and 2003. Goodwill was $177 thousand as of December 31, 2005 and 2004.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 13%, less expenses, mortality charges and withdrawals.

      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees and paid-up guarantees relating to certain life policies as follows:

      . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

      . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

        reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of
        (i) the guaranteed withdrawal amount before the purchase payment or
        (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, including in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $9 thousand at December 31, 2005.

      The fair value of the GMWBs are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life-type and investment type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues primarily include reinsurance financing fees. Such fees are recognized in the period in which services are performed.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      FEDERAL INCOME TAXES

      The Company files a separate U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Prior to October 1, 2004, the Company filed a consolidated federal income tax return with MLIIC and its includible affiliates. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers, for long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position ("SOP")03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income. In connection

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      with the adoption of SOP 03-1, there was no material impact on the Company's separate accounts. See " -- Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the separate accounts, primarily including policy administration fees and investment management fees.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS
      No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's financial statements.

     . Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that
        (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements;

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

       and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. The Company did not experience a material impact as a result of the Issue B36 adoption.

     . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than- temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FASB Staff Position ("FSP") 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $12 thousand, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $28 thousand, including the cumulative effect of the adoption.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31,

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements. See Note 7.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

2.  INVESTMENTS

      FIXED MATURITIES AVAILABLE-FOR-SALE BY SECTOR

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and the percentage of the total fixed maturities holdings that each sector represents at:

                                                  DECEMBER 31, 2005
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST     GAIN     LOSS     VALUE   TOTAL
                                       ---------  ------  ------  --------- -----
                                                    (IN THOUSANDS)
U.S. corporate securities              $ 87,153  $1,525   $1,194  $ 87,484   51.3%
Residential mortgage-backed securities   18,057      14      191    17,880   10.5
Foreign corporate securities             10,106       -       90    10,016    5.9
U.S. treasury/agency securities          13,905     189       13    14,081    8.2
Commercial mortgage-backed securities    25,004       -      350    24,654   14.5
Asset-backed securities                  10,685      69        5    10,749    6.3
Foreign government securities             4,996     607        -     5,603    3.3
                                       --------   ------  ------  --------  -----
   Total fixed maturities              $169,906  $2,404   $1,843  $170,467  100.0%
                                       ========   ======  ======  ========  =====

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                  DECEMBER 31, 2004
                                        ------------------------------------------
                                         COST OR  GROSS UNREALIZED ESTIMATED
                                        AMORTIZED ----------------   FAIR    % OF
                                          COST     GAIN     LOSS     VALUE   TOTAL
                                        ---------  ------   ----   --------- -----
                                                    (IN THOUSANDS)
 U.S. corporate securities              $ 98,693  $2,758    $658   $100,793   54.8%
 Residential mortgage-backed securities   32,493     228      99     32,622   17.8
 Foreign corporate securities              6,484     202      23      6,663    3.6
 U.S. treasury/agency securities          21,012     167      69     21,110   11.5
 Commercial mortgage-backed securities    14,397      22      99     14,320    7.8
 Asset-backed securities                   8,131     135      19      8,247    4.5
                                        --------   ------    ----  --------  -----
    Total fixed maturities              $181,210  $3,512    $967   $183,755  100.0%
                                        ========   ======    ====  ========  =====

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $16,150 thousand and $11,543 thousand at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $1,271 thousand and $1,136 thousand at December 31, 2005 and 2004, respectively. The Company did not have any non-income producing fixed maturities at December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                             DECEMBER 31,
                                                ---------------------------------------
                                                       2005                2004
                                                ------------------- -------------------
                                                 COST OR  ESTIMATED  COST OR  ESTIMATED
                                                AMORTIZED   FAIR    AMORTIZED   FAIR
                                                  COST      VALUE     COST      VALUE
                                                --------- --------- --------- ---------
                                                            (IN THOUSANDS)
Due in one year or less                         $ 18,736  $ 18,819  $  5,007  $  5,041
Due after one year through five years             35,520    35,919    88,343    90,328
Due after five years through ten years            43,261    43,090    27,442    28,034
Due after ten years                               18,643    19,356     5,397     5,163
                                                --------  --------  --------  --------
   Subtotal                                      116,160   117,184   126,189   128,566
Mortgage-backed, commercial mortgage-backed and
  other asset-backed securities                   53,746    53,283    55,021    55,189
                                                --------  --------  --------  --------
   Total fixed maturities                       $169,906  $170,467  $181,210  $183,755
                                                ========  ========  ========  ========

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Sales or disposals of fixed maturities classified as available-for-sale were as follows:

                                       YEARS ENDED DECEMBER 31,
                                      --------------------------
                                        2005      2004     2003
                                      --------  -------  -------
                                            (IN THOUSANDS)
              Proceeds                $108,935  $44,241  $20,068
              Gross investment gains  $    429  $ 1,806  $   343
              Gross investment losses $ (1,942) $  (624) $  (482)

      There were no writedowns for other-than-temporarily impaired available-for-sale fixed maturities during 2005 and 2004. Gross investment losses above exclude writedowns recorded during 2003 for other-than-temporarily impaired fixed maturities of $897 thousand.

      The Company periodically disposes of fixed maturities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                    DECEMBER 31, 2005
                              --------------------------------------------------------------
                                                 EQUAL TO OR GREATER THAN
                              --------------------------------------------------------------
                              LESS THAN 12 MONTHS       12 MONTHS              TOTAL
                              -------------------- -------------------- --------------------
                              ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                              --------- ---------- --------- ---------- --------- ----------
                                       (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities      $28,473    $  656    $14,711     $538     $43,184    $1,194
Residential mortgage-backed
  securities                    17,555       191          -        -      17,555       191
Foreign corporate securities     2,016        79        488       11       2,504        90
U.S. treasury / agency
  securities                     5,798        13          -        -       5,798        13
Commercial mortgage-backed
  securities                    24,653       350          -        -      24,653       350
Asset-backed securities          2,585         5        175        -       2,760         5
                               -------    ------    -------     ----     -------    ------
   Total fixed maturities      $81,080    $1,294    $15,374     $549     $96,454    $1,843
                               =======    ======    =======     ====     =======    ======
Total number of securities in
  an unrealized loss position       45                   11                   56
                               =======              =======              =======

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                        DECEMBER 31, 2004
                                  --------------------------------------------------------------
                                                     EQUAL TO OR GREATER THAN
                                  --------------------------------------------------------------
                                  LESS THAN 12 MONTHS       12 MONTHS              TOTAL
                                  -------------------- -------------------- --------------------
                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                    VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                  --------- ---------- --------- ---------- --------- ----------
                                           (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities          $34,678     $597     $2,885      $ 61     $37,563     $658
Residential mortgage-backed
  securities                         7,555       38      4,029        61      11,584       99
Foreign corporate securities         3,435       23          -         -       3,435       23
U.S. treasury / agency securities    6,925       69          -         -       6,925       69
Commercial mortgage-backed
  securities                        11,479       99          -         -      11,479       99
Asset-backed securities              2,978       19          -         -       2,978       19
                                   -------     ----     ------      ----     -------     ----
   Total fixed maturities          $67,050     $845     $6,914      $122     $73,964     $967
                                   =======     ====     ======      ====     =======     ====
Total number of securities in an
  unrealized loss position              28                   3                    31
                                   =======              ======               =======

      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                            DECEMBER 31, 2005
                                            --------------------------------------------------
                                            COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                  COST             LOSSES         SECURITIES
                                            ----------------  ---------------- ----------------
                                            LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                               20%      MORE     20%     MORE     20%     MORE
                                            ---------  ------ --------- ------ --------- ------
                                               (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months                         $69,415   $    -  $1,030   $    -    35         -
Six months or greater but less than nine
  months                                       1,492        -      57        -     3         -
Nine months or greater but less than twelve
  months                                      11,467        -     207        -     7         -
Twelve months or greater                      15,923        -     549        -    11         -
                                             -------   ------  ------   ------    --     -----
   Total                                     $98,297   $    -  $1,843   $    -    56         -
                                             =======   ======  ======   ======    ==     =====

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                            DECEMBER 31, 2004
                                            --------------------------------------------------
                                            COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                  COST             LOSSES         SECURITIES
                                            ----------------  ---------------- ----------------
                                            LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                               20%      MORE     20%     MORE     20%     MORE
                                            ---------  ------ --------- ------ --------- ------
                                               (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months                         $46,482   $    -   $241    $    -    19         -
Six months or greater but less than nine
  months                                       2,791        -     26         -     2         -
Nine months or greater but less than twelve
  months                                      18,622        -    578         -     7         -
Twelve months or greater                       7,036        -    122         -     3         -
                                             -------   ------   ----    ------    --     -----
   Total                                     $74,931   $    -   $967    $    -    31         -
                                             =======   ======   ====    ======    ==     =====

      As of December 31, 2005, $1,843 thousand of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $967 thousand of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

      As of December 31, 2005 and 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed maturity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,081 thousand and $1,092 thousand at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities.

      MORTGAGE LOANS ON REAL ESTATE

      The Company had commercial mortgage loans on real estate of $7,834 thousand and $7,901 thousand at December 31, 2005 and 2004, respectively.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Mortgage loans are collateralized by properties located in the United States. At December 31, 2005, approximately 38%, 37% and 25% of the properties were located in Texas, California and Puerto Rico, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      There were no valuation allowances on mortgage loans on real estate as of December 31, 2005 and 2004. There were no impaired mortgage loans on real estate or restructured loans at December 31, 2005 and 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                        2005     2004    2003
                                                        ------  ------  ------
                                                          (IN THOUSANDS)
     Fixed maturities                                  $8,656   $8,912  $8,415
     Mortgage loans on real estate                        384      221       -
     Cash, cash equivalents and short-term investments    471      411     137
                                                        ------  ------  ------
       Total                                            9,511    9,544   8,552
     Less: Investment expenses                             12       11       9
                                                        ------  ------  ------
       Net investment income                           $9,499   $9,533  $8,543
                                                        ======  ======  ======

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                           YEARS ENDED DECEMBER 31,
                                           ------------------------
                                             2005    2004     2003
                                           -------  ------  -------
                                                (IN THOUSANDS)
           Fixed maturities                $(1,513) $1,182  $(1,036)
           Mortgage loans on real estate        45     (45)       -
           Derivatives                        (218)    (11)       -
           Other                                (8)      -       50
                                           -------  ------  -------
             Net investment gains (losses) $(1,694) $1,126  $  (986)
                                           =======  ======  =======

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                 -----------------------
                                                  2005    2004     2003
                                                 -----  -------  -------
                                                      (IN THOUSANDS)
      Fixed maturities                           $ 561  $ 2,545  $ 5,647
      Amount related to:
        DAC                                       (183)  (1,249)  (2,281)
      Deferred income taxes                       (132)    (454)  (1,178)
                                                 -----  -------  -------
        Net unrealized investment gains (losses) $ 246  $   842  $ 2,188
                                                 =====  =======  =======

      The changes in net unrealized investment gains (losses) were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                        2005     2004    2003
                                                      -------  -------  ------
                                                           (IN THOUSANDS)
 Balance, beginning of year                           $   842  $ 2,188  $1,289
 Unrealized investment gains (losses) during the year  (1,984)  (3,102)  1,144
 Unrealized investment gains (losses) relating to:
   DAC                                                  1,066    1,032     239
 Deferred income taxes                                    322      724    (484)
                                                      -------  -------  ------
 Balance, end of year                                 $   246  $   842  $2,188
                                                      =======  =======  ======
 Net change in unrealized investment gains (losses)   $  (596) $(1,346) $  899
                                                      =======  =======  ======

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The Company had interest rate swaps with a notional amount of $10,000 thousand at December 31, 2005. The fair value of the interest rate swaps was $234 thousand at December 31, 2005. The maturity of the interest rate swaps at December 31, 2005 was greater than one year but within five years. The interest rate swaps do not qualify for hedge accounting under FAS 133. The Company held no open positions at December 31, 2004.

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The company had no credit default swaps at December 31, 2005, 2004 and 2003.

      The Company recognized $29 thousand of net investment gains from non-qualifying hedge settlement payments for the year ended December 31, 2005. The Company did not recognize net investment gains (losses) from non-qualifying settlement payments for the years ended December 31, 2004 and 2003.

      For the years ended December 31, 2005 and 2004, the Company recognized as net investment gains (losses) changes in fair value of ($247) thousand and ($11) thousand, respectively, related to derivatives that do not qualify for hedge accounting. The Company did not have non-qualifying hedges during the year ended December 31, 2003.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

      The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                             DEFERRED
                                              POLICY    VALUE OF
                                            ACQUISITION BUSINESS
                                               COSTS    ACQUIRED  TOTAL
                                            ----------- -------- -------
                                                   (IN THOUSANDS)
      Balance at January 1, 2003              $13,922    $1,184  $15,106
       Capitalizations                          8,047         -    8,047
                                              -------    ------  -------
         Total                                 21,969     1,184   23,153
                                              -------    ------  -------
      Less amortization related to:
       Net investment gains (losses)             (145)      (10)    (155)
       Unrealized investment gains (losses)      (147)      (92)    (239)
       Other expenses                           1,466       169    1,635
                                              -------    ------  -------
         Total amortization                     1,174        67    1,241
                                              -------    ------  -------
      Balance at December 31, 2003             20,795     1,117   21,912
       Capitalizations                         29,169         -   29,169
                                              -------    ------  -------
         Total                                 49,964     1,117   51,081
                                              -------    ------  -------
      Less amortization related to:
       Net investment gains (losses)              188        12      200
       Unrealized investment gains (losses)      (978)      (54)  (1,032)
       Other expenses                           9,944      (574)   9,370
                                              -------    ------  -------
         Total amortization                     9,154      (616)   8,538
                                              -------    ------  -------
       Dispositions and other                      (8)       (2)     (10)
      Balance at December 31, 2004             40,802     1,731   42,533
       Capitalizations                          4,435         -    4,435
                                              -------    ------  -------
         Total                                 45,237     1,731   46,968
                                              -------    ------  -------
      Less amortization related to:
       Net investment gains (losses)             (250)      (16)    (266)
       Unrealized investment gains (losses)      (948)     (118)  (1,066)
       Other expenses                           6,209     1,074    7,283
                                              -------    ------  -------
         Total amortization                     5,011       940    5,951
                                              -------    ------  -------
      Balance at December 31, 2005            $40,226    $  791  $41,017
                                              =======    ======  =======

      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $138 thousand in 2006, $171 thousand in 2007, $139 thousand in 2008, $85 thousand in 2009, and $56 thousand in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions used in establishing DAC and VOBA amortization. During 2005, the Company revised its assumptions to include the impact of variable annuity rider fees. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a benefit of $2,700 thousand, before income tax, causing a decrease in amortization related to other expenses for the year ended December 31, 2005. During 2004 the Company updated significant parts of the underlying assumptions used to establish DAC and VOBA amortization. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a charge of $4,000 thousand, before income tax, causing an increase in amortization related to other expenses for the year ended December 31, 2004.

      The events described above that impacted DAC and VOBA amortization had a similar impact on the amortization of sales inducements. For the year ended December 31, 2005, the Company recorded a benefit of $800 thousand, before income tax, causing a decrease in amortization. For the year ended December 31, 2004, the Company recorded a charge of $300 thousand, before income tax, causing an increase in amortization.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the balance sheets, are as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                             2005         2004
                                             -------     -------
                                            (IN THOUSANDS)
                    Balance at January 1   $11,907      $ 3,548
                    Capitalization           9,336       10,739
                    Amortization              (953)      (2,380)
                                             -------     -------
                    Balance at December 31 $20,290      $11,907
                                             =======     =======

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      The Company had the following types of guarantees relating to annuity contracts at:

                                                 DECEMBER 31,
                           ------------------------------------------------------
                                       2005                         2004
                           -------------------------    -------------------------
                           IN THE EVENT       AT        IN THE EVENT       AT
                             OF DEATH    ANNUITIZATION    OF DEATH    ANNUITIZATION
                           ------------  -------------  ------------  -------------
                                                (IN THOUSANDS)
RETURN OF NET DEPOSITS
Account value               $ 179,179            N/A     $  93,588            N/A
Net amount at risk          $      17(1)         N/A     $     343(1)         N/A
Average attained age of
  contractholders            61 years            N/A      61 years            N/A
ANNIVERSARY CONTRACT VALUE
  OR MINIMUM RETURN
Account value               $ 526,743      $ 594,333     $ 305,448      $ 317,155
Net amount at risk          $     178(1)   $     574(2)  $      54(1)   $      50(2)
Average attained age of
  contractholders            60 years       59 years      60 years       59 years

      --
         (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

         (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $1,100 thousand and $300 thousand at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amount. Therefore, the Company has no net liability at December 31, 2005 and December 31, 2004.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                          -----------------
                                            2005     2004
                                          -------- --------
                                           (IN THOUSANDS)
                    Mutual Fund Groupings
                    Equity                $591,665 $288,589
                    Bond                    43,157   47,984
                    Balanced                18,143   16,766
                    Money Market            11,512    3,529
                    Specialty                6,124    5,728
                                          -------- --------
                      TOTAL               $670,601 $362,596
                                          ======== ========

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $676,597 thousand and $369,996 thousand at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as investment-type product policy fees and totaled $8,007 thousand, $3,951 thousand and $755 thousand for the years ended December 31, 2005, 2004 and 2003, respectively.

      For the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis.
      Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amount reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk as described above, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      exposure to particular travel, avocation and lifestyle hazards. The Company currently reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                                 2005         2004
                                                                 ---          ---
                                                               (IN THOUSANDS)
   Direct premiums earned                                      $ 3,457       $405
   Reinsurance ceded                                            (1,431)       (22)
                                                                 -------     ----
   Net premiums earned                                         $ 2,026       $383
                                                                 =======     ====
   Reinsurance recoveries netted against policyholder benefits $ 2,131       $187
                                                                 =======     ====

      The Company had no reinsurance recoveries netted against policyholder benefits for the year ended December 31, 2003.

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in other receivables, were $2,678 thousand and $343 thousand at December 31, 2005 and 2004, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $486 thousand and $17 thousand at December 31, 2005 and 2004, respectively.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                               2005     2004    2003
                                              ------  -------  ------
                                                   (IN THOUSANDS)
         Current:
           Federal                            $ (366) $ 3,505  $1,568
           State                                  62        6       -
         Deferred:
           Federal                             2,701   (3,699)   (267)
                                              ------  -------  ------
         Provision (benefit) for income taxes $2,397  $  (188) $1,301
                                              ======  =======  ======

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ---------------------
                                                2005      2004   2003
                                               ------    -----  ------
                                                   (IN THOUSANDS)
          Tax provision at U.S. statutory rate $2,717    $(123) $1,277
          Tax effect of:
            Tax preferred investment income      (360)     (10)     (2)
            State tax net of federal benefit       40        4       -
            Other, net                              -      (59)     26
                                               ------    -----  ------
          Provision (benefit) for income taxes $2,397    $(188) $1,301
                                               ======    =====  ======

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                      DECEMBER 31,
                                                     ---------------
                                                      2005    2004
                                                     ------- -------
                                                     (IN THOUSANDS)
            Deferred income tax assets:
            Liability for future policy benefits     $ 8,305 $13,061
            Tax basis of intangible assets purchased      11     263
            Capital and operating loss carryforwards   8,620   7,258
            Other, net                                    75       -
                                                     ------- -------
              Total deferred tax assets               17,011  20,582
                                                     ------- -------
            Deferred income tax liabilities:
            Deferred policy acquisition costs         12,513  13,705
            Investments                                2,042   1,699
            Net unrealized investment gains              132     454
            Other, net                                     -      20
                                                     ------- -------
              Total deferred tax liabilities          14,687  15,878
                                                     ------- -------
            Net deferred income tax asset            $ 2,324 $ 4,704
                                                     ======= =======

      The Company has capital loss carryforwards of $1,685 thousand at December 31, 2005 which will expire between 2008 and 2010. The Company has net operating loss carryforwards of $22,944 thousand which will expire between 2019 and 2020. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      adjustment that might be required for open years will not have a material effect on the Company's financial statements.

7.  CONTINGENCIES AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Various litigation claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the New York State Insurance Law, the maximum amount of distributions which can be made to MetLife in any given year, without prior approval by the New York Commissioner of Insurance, is equal to the lesser of (i) 10% of the Company's surplus as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). Any dividends paid whether or not in excess of the aforementioned requirements need approval of the New York Commissioner of Insurance. At December 31, 2005, the Company's statutory net gain from operations was less than zero, therefore the Company cannot pay a dividend in 2006 without prior approval from the state insurance regulatory authorities.

      The Company received cash capital contributions of $28,200 thousand and $10,000 thousand from MetLife for the years ended December 31, 2005 and 2004, respectively.

      STATUTORY EQUITY AND INCOME

      The Company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance ("Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

      Statutory net income (loss) of the Company, a New York domiciled insurer, was ($15,871) thousand, ($15,402) thousand and $4,318 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $43,134 thousand and $29,997 thousand at December 31, 2005 and 2004, respectively.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                               2005     2004    2003
                                                             -------  -------  -----
                                                                  (IN THOUSANDS)
Holding losses on investments arising during the year        $(4,278) $(3,174) $(371)
Income tax effect of holding losses                            1,498    1,110    130
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income                                                     1,731   (1,172)   987
  Amortization of premium and discount on investments            563    1,244    528
  Income tax effect                                             (803)     (25)  (530)
Allocation of holding gains on investments relating to other
  policyholder amounts                                         1,066    1,032    239
Income tax effect of allocation of holding gains to other
  policyholder amounts                                          (373)    (361)   (84)
                                                             -------  -------  -----
Other comprehensive income (loss)                            $  (596) $(1,346) $ 899
                                                             =======  =======  =====

9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                       YEARS ENDED DECEMBER 31,
                                     ---------------------------
                                       2005      2004      2003
                                     --------  --------  -------
                                            (IN THOUSANDS)
              Compensation           $     66  $     73  $    99
              Commissions              19,175    26,347    7,082
              Reinsurance allowances  (22,878)      (22)       -
              Amortization of DAC       7,017     9,570    1,480
              Capitalization of DAC    (4,435)  (29,169)  (8,047)
              Other                     7,423     5,640    2,868
                                     --------  --------  -------
                Total other expenses $  6,368  $ 12,439  $ 3,482
                                     ========  ========  =======

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              CARRYING ESTIMATED
                                               VALUE   FAIR VALUE
              DECEMBER 31, 2005               -------- ----------
                                                (IN THOUSANDS)
              ASSETS:
                Fixed maturities              $170,467  $170,467
                Mortgage loans on real estate $  7,834  $  7,721
                Short-term investments        $  6,649  $  6,649
                Cash and cash equivalents     $  6,307  $  6,307
              LIABILITIES:
                Policyholder account balances $731,422  $700,291

                                              CARRYING ESTIMATED
                                               VALUE   FAIR VALUE
              DECEMBER 31, 2004               -------- ----------
                                                (IN THOUSANDS)
              ASSETS:
                Fixed maturities              $183,755  $183,755
                Mortgage loans on real estate $  7,901  $  8,023
                Short-term investments        $  6,428  $  6,428
                Cash and cash equivalents     $ 18,355  $ 18,355
              LIABILITIES:
                Policyholder account balances $701,749  $666,439

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES

      The fair value of fixed maturities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosure.

11. RELATED PARTY TRANSACTIONS

      The Company is party to a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies. Metropolitan Life Insurance Company ("Metropolitan Life") provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 for the Company, recorded in other expenses were $7,536 thousand, $5,406 thousand and $2,231 thousand, respectively.

      At December 31, 2005 and 2004, amounts due to/(from) affiliates of approximately $5,769 thousand and $10,479 thousand, respectively, relate primarily to MLIIC.

      Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

      The Company has various reinsurance agreements with affiliated entities. Included in other revenues are reinsurance financing fees received from Metropolitan Life, a related party, of $25,947 thousand, $25,157 thousand and $17,582 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Included in premiums and other receivables are ceded receivables to Metropolitan Life of $545,514 thousand and $495,138 thousand at December 31, 2005 and 2004, respectively.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      As of December 31, 2005 and 2004, respectively, the Company held $6,649 thousand and $6,428 thousand of its total invested assets in the Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the balance sheets of the Company.

      In the normal course of business, the Company transfers invested assets, consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $5,121 thousand and $5,244 thousand, and $25,246 thousand and $25,684 thousand, for the years ended December 31, 2005 and 2004, respectively. The Company did not transfer assets in 2003. The realized capital gains (losses) recognized on these transfers were $123 thousand and $438 thousand for the years ended December 31, 2005 and 2004, respectively. The Company purchased assets from affiliates with a fair market value of $1,041 thousand for the year ended December 31, 2005. There were no assets purchased from affiliates for the year ended December 31, 2004.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.     Financial Statements
       ------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
       B hereof:

1.     Report of Independent Registered Public Accounting Firm.


2.     Statement of Assets and Liabilities of December 31, 2005.

3.     Statement of Operations for the year ended December 31, 2005.

4. Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004.

5.     Notes to Financial Statements-December 31, 2005 and 2004.


The following financial statements of the Company are included in Part B hereof:

1.     Independent Auditors' Report.


2.     Balance Sheets as of December 31, 2005 and 2004.

3.     Statements of Income for the years ended December 31, 2005, 2004 and
2003.

4. Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.

5.     Statements of Cash Flows for the years ended December 31, 2005, 2004 and
2003.


6.     Notes to Financial Statements.

b.     Exhibits
       ------------------------------------------------------------------------

1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.(1)

2.     Not Applicable.

3.     (i)        Principal Underwriter's and Selling Agreement. (effective
                  January 1, 2001)(7)


       (ii) Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002)(7)

       (iii)      Form of Retail Sales Agreement (MLIDC 11-01-05 (LTC)) (13)


4.     (i)        Individual Flexible Purchase Payment Deferred Variable Annuity
                  Contract.(2)

       (ii)       Fixed Account Rider.(2)

       (iii)      Enhanced Dollar Cost Averaging Rider.(2)

       (iv)       Three Month Market Entry Rider.(2)

       (v)        Death Benefit Rider-(Annual Step-Up).(2)

       (vi)       Individual Retirement Annuity Endorsement.(2)

       (vii)      Roth Individual Retirement Annuity Endorsement.(2)

       (viii)     401 Plan Endorsement.(2)

       (ix)       Tax Sheltered Annuity Endorsement.(2)

       (x)        Unisex Annuity Rates Rider.(2)

       (xi)       Simple Individual Retirement Annuity Endorsement.(2)

       (xii)      Individual Retirement Annuity Endorsement 6023.1 (9/02)(7)

       (xiii)     Tax Sheltered Annuity Endorsement 6026.1 (9/02)(7)

       (xiv)      Roth Individual Retirement Annuity Endorsement 6024.1
                  (9/02)(7)

       (xv)       401 (a)/403 (a) Plan Endorsement 6025.1 (9/02)(7)

       (xvi)      Simple Individual Retirement Annuity Endorsement
                  6276 (9/02)(7)

       (xvii) Endorsement (Name change effective February 5, 2001. First MetLife Investors Insurance Company; formerly First Cova Life Insurance Company)(4)

       (xviii)    Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05) (8)

       (xix)      Form of Contract Schedule 4507-3 (11/05) (10)


       (xx) Designated Beneficiary Non-Qualified Endorsement FMLI-NQ-1 (11/05)-I (10)

       (xxi)      Form of Lifetime Guaranteed WIthdrawal Benefit Rider (12)

       (xxii)     Form of Guaranteed Minimum Income Benefit Rider (12)

       (xxiii)    Form of Contract Schedule (enhanced GMIB Plus) (12)


5.     (i)        Variable Annuity Application.(3)

       (ii)       Variable Annuity Application (Class A) 4509 (5/04)
                  (APPVA-504NY)(6)

       (iii)      Variable Annuity Application (Class A) 4411 (4/05)
                  (APPVA-505ANY)(9)

       (iv) Form of Variable Annuity Application (Class A) 4411 (5/04) APPVAANY 506 (filed herewith).

6.     (i)        Copy of Articles of Incorporation of the Company.(1)

       (ii)       Copy of Amended and Restated Bylaws of the Company.(3)

7.     (i)        Reinsurance Agreement between first MetLife Investors
                  Insurance Company and Metropolitan Life Insurance Company.(5)

8.     (i)        Participation Agreement between Franklin Templeton Variable
                  Insurance Products Trust, Franklin Templeton Distributors,
                  Inc. and First Cova Financial Life Insurance Company
                  (September 1, 2000)(3)

       (ii) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001)(3)

       (iii) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and First Cova Life Insurance Company (June 15, 2000) and Amendment dated May 1, 2001 to Participation Agreement(3)

       (iv) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (February 1, 2001)(7)


       (v) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (effective July 1,
                  2004)(11)

       (vi)       Net Worth Agreement (13)


9.     Opinion and Consent of Counsel(6)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.    Not Applicable.

12.    Not Applicable.

13.    (i)        Powers of Attorney for James P. Bossert, Michael K. Farrell,
                  Elizabeth M. Forget, George Foulke, Francis A. Goodhue, III,
                  Richard A Hemmings, Hugh C. McHaffie, Richard C. Pearson,
                  Thomas A. Price, Jeffrey A. Tupper, Robert L. Davidow and Lisa
                  S. Kuklinski.(6)

       (ii)       Power of Attorney for Matthew K. Wessel (8)

(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

(2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on July 19, 2002.

(3) incorporated herein by reference Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on October 15, 2002.

(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No.1 on Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on April 30, 2003.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on April 29, 2004.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 on Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on July 14, 2005.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.


(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------
Michael K. Farrell                      Chairman of the Board, President,
5 Park Plaza                            Chief Executive Officer and Director
Suite 1900
Irvine, CA 92614
Norse N. Blazzard                       Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL 33308
Matthew K.Wessel                        Vice President and Chief Financial
501 Route 22                            Officer
Bridgewater, NJ 08807
James P. Bossert                        Executive Vice President and Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830
Elizabeth M. Forget                     Executive Vice President and Director
260 Madison Avenue
New York, NY 10016
George Foulke                           Director
501 Route 22
Bridgewater, NJ 08807
Francis A. Goodhue, III                 Director
Morgan Guaranty
345 Park Avenue
New York, NY 10017
Richard A. Hemmings                     Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603
Lisa S. Kuklinski                       Vice President and Director
260 Madison Avenue
New York, NY 10016

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------
Hugh C. McHaffie                        Executive Vice President and Director
501 Boylston Street
Boston, MA 02116
Thomas A. Price                         Director
Bank of New York
1 Wall Street
New York, NY 10286
Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266
Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel, Secretary and Director
Suite 1900
Irvine, CA 92614
Helayne F. Klier                        Executive Vice President
260 Madison Avenue
New York, NY 10016
Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Leonard M. Bakal                        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
Betty Davis                             Vice President
1125 17th Street
Suite 800
Denver, CO 80202
Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------
Kenneth J. Eiger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Garth A. Bernard                        Vice President
501 Boylston Street
Boston, MA 02116
Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116
Bennett D. Kleinberg                    Vice President
185 Asylum Street
Hartford, CT 06103
Henryk Sulikowski, Jr.                  Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of January 31, 2006, there were 1 qualified contract owners and 8 non-qualified contract owners of Class A contracts.


ITEM 28. INDEMNIFICATION

        The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

        The Bylaws of the Company (Article VII, Section VII.1) provide that:

        The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

        The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

        The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

        A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

        (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

        (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

                (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this
                        Article VII has been met by such director, officer or employee, or

                (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

        Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

        Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.

        If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

        The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

        No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

                (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

                Met Investors Series Trust
                   MetLife Investors USA Separate Account One
                   MetLife Investors Variable Annuity Account One MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One MetLife Investors Variable Life Account Five General American Separate Account Eleven General American Separate Account Twenty-Eight General American Separate Account Twenty-Nine General American Separate Account Two
                   Security Equity Separate Account Twenty-Six
                   Security Equity Separate Account Twenty-Seven Separate Account A of Paragon Life
                   Separate Account B of Paragon Life
                   Separate Account C of Paragon Life
                   Separate Account D of Paragon Life

                (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------
Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham                        Director
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul Sylvester                          President, National Sales
10 Park Avenue                          Manager-Annuities & LTC
Morristown, NJ 07962
Elizabeth M. Forget                     Executive Vice President, Investment
260 Madison Avenue                      Fund Management & Marketing
New York, NY 10016
Paul A. LaPiana                         Executive Vice President, National Sales
5 Park Plaza                            Manager-Life
Suite 1900
Irvine, CA 92614
Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614
Timothy A. Spangenberg                  Executive Vice President and Chief
13045 Tesson Ferry Road                 Financial Officer
St. Louis, MO 63128

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------
Leslie Sutherland                       Senior Vice President, Channel
1 MetLife Plaza                         Head-Broker Dealers
Long Island City, NY 11101
Edward C. Wilson                        Senior Vice President, Channel
5 Park Plaza                            Head-Wirehouse
Suite 1900
Irvine, CA 92614
Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Curtis Wohlers                          Senior Vice President, Channel
1 MetLife Plaza                         Head-Planners
27-01 Queens Plaza North
Long Island City, NY 11101
Louis P. Digiacomo                      Senior Vice President, Channel
1 MetLife Plaza                         Head-Independent Channel
27-01 Queens Plaza North
Long Island City, NY 11101
Andrew Aiello                           Senior Vice President, Channel
1 MetLife Plaza                         Head-National Account Channel
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Dufault                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------
Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


                (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company   $   11,902,127    $     0         $    0        $    0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

        The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

        (a)     Registrant

        (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

        (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

        (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

        (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

        (f)     MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

        (g)     MetLife, 501 Boylston Street, Boston, MA 02116

        (h)     MetLife, 200 Park Avenue, New York, NY 10166

ITEM 31. MANAGEMENT SERVICES

        Not Applicable.

ITEM 32. UNDERTAKINGS

        a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

        b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

        c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

        d. First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

        The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

        1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

        2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

        3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

        4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of New York and State of New York on this 17th day of April 2006.


   FIRST METLIFE INVESTORS VARIABLE ANNUITY
   ACCOUNT ONE
   (Registrant)
   By:   FIRST METLIFE INVESTORS INSURANCE COMPANY
   By:   /s/ Michael K. Farrell
         ----------------------------------------
         Michael K. Farrell
         President and Chief Executive Officer
   FIRST METLIFE INVESTORS INSURANCE COMPANY
   (Depositor)
   By:   /s/ Michael K. Farrell
         ----------------------------------------
         Michael K. Farrell
         President and Chief Executive Officer

 As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2006.


/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive
Michael K. Farrell                 Officer, President and Director

/s/ James P. Bossert*              Executive Vice President and Director
--------------------------------
James P. Bossert

/s/ Matthew K. Wessel*             Vice President and Chief Financial Officer
--------------------------------   (Principal Accounting Officer)

Matthew K. Wessel                  Director
--------------------------------
Norse N. Blazzard

/s/ Robert L. Davidow*             Director
--------------------------------
Robert L. Davidow

/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget

/s/ George Foulke*                 Director
--------------------------------
George Foulke

/s/ Francis A. Goodhue, III*       Director
--------------------------------
Francis A. Goodhue, III

/s/ Robert A. Hemmings*            Director
--------------------------------
Robert A. Hemmings

/s/ Lisa S. Kuklinski*             Director
--------------------------------
Lisa S. Kuklinski

/s/ Hugh C. McHaffie*              Director
--------------------------------
Hugh C. McHaffie

/s/ Richard C. Pearson*            Director
--------------------------------
Richard C. Pearson

/s/ Thomas A. Price*               Director
--------------------------------
Thomas A. Price

/s/ Jeffrey A. Tupper*             Director
--------------------------------
Jeffrey A. Tupper


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 17, 2006


* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96775/811-08306) filed as Exhibit 14 on April 29, 2004, except for Matthew K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-96773/811-08306) filed as Exhibit 13(ii) on July 14, 2005.

                                INDEX TO EXHIBITS

5(iv)   Form of Variable Annuity Application (Class A)

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)